STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 9.0%
Alphabet, Inc., Class A
(a)
302,236 42,343,264
Alphabet, Inc., Class C
(a)
263,676 37,389,257
AT&T, Inc. 358,230 6,337,089
Charter Communications, Inc., Class A
(a)
5,032 1,865,413
Comcast Corp., Class A 206,314 9,601,854
Electronic Arts, Inc. 13,995 1,925,432
Endeavor Group Holdings, Inc., Class A 4,111 101,747
Fox Corp., Class A 12,449 402,103
Fox Corp., Class B 8,822 264,748
Live Nation Entertainment, Inc.
(a)
7,549 670,729
Meta Platforms, Inc., Class A
(a)
112,237 43,788,143
Netflix, Inc.
(a)
22,028 12,426,215
Omnicom Group, Inc. 10,204 922,237
Pinterest, Inc., Class A
(a)
29,438 1,103,042
ROBLOX Corp., Class A
(a)
23,737 921,233
Sirius XM Holdings, Inc.
(b)
34,199 174,073
Snap, Inc., Class A
(a)
51,527 818,764
Spotify Technology SA
(a)
6,369 1,371,564
Spotify Technology SA
(a)
402 86,571
Take-Two Interactive Software, Inc.
(a)
8,317 1,371,723
T-Mobile US, Inc. 27,036 4,359,014
Trade Desk, Inc. (The), Class A
(a)
22,210 1,519,830
Verizon Communications, Inc. 211,578 8,960,328
Walt Disney Co. (The) 92,103 8,846,493
Warner Bros Discovery, Inc.
(a)
109,961 1,101,809
Warner Music Group Corp., Class A 6,372 232,514
188,905,189
Consumer Discretionary – 10.2%
Airbnb, Inc., Class A
(a)
20,900 3,012,526
Amazon.com, Inc.
(a)
458,119 71,100,069
Aptiv PLC
(a)
871 70,838
Aptiv PLC
(a)
14,028 1,140,897
AutoZone, Inc.
(a)
949 2,621,261
Best Buy Co., Inc. 10,472 759,115
Booking Holdings, Inc.
(a)
1,853 6,499,342
Carnival Corp.
(a)
51,094 847,139
Chipotle Mexican Grill, Inc., Class A
(a)
1,408 3,391,548
Coupang, Inc., Class A
(a)
56,132 785,848
D.R. Horton, Inc. 15,725 2,247,260
Darden Restaurants, Inc. 6,078 988,161
DoorDash, Inc., Class A
(a)
13,393 1,395,551
DraftKings, Inc., Class A
(a)
21,326 832,780
eBay, Inc. 27,728 1,138,789
Expedia Group, Inc.
(a)
7,203 1,068,421
Ford Motor Co. 191,589 2,245,423
Garmin Ltd. 7,599 908,005
General Motors Co. 67,070 2,602,316
Genuine Parts Co. 7,187 1,007,833
Hilton Worldwide Holdings, Inc. 13,483 2,574,714
Home Depot, Inc. (The) 50,948 17,982,606
Las Vegas Sands Corp. 15,544 760,412
Lennar Corp., Class A 13,369 2,003,345
Lennar Corp., Class B 514 71,318
Lowe's Cos., Inc. 29,662 6,313,260
Lucid Group, Inc.
(a)(b)
49,179 166,225
Lululemon Athletica, Inc.
(a)
5,705 2,589,043
Marriott International, Inc., Class A 13,752 3,296,767
McDonald's Corp. 37,399 10,947,435
MercadoLibre, Inc.
(a)
2,269 3,884,097
MGM Resorts International 15,716 681,603
Mobileye Global, Inc., Class A
(a)
4,374 113,112
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 10.2% (continued)
NIKE, Inc., Class B 61,457 6,239,729
NVR, Inc.
(a)
146 1,032,992
O'Reilly Automotive, Inc.
(a)
3,173 3,246,138
Pool Corp. 1,933 717,626
PulteGroup, Inc. 10,137 1,059,925
Rivian Automotive, Inc., Class A
(a)
35,337 541,009
Ross Stores, Inc. 17,330 2,431,052
Royal Caribbean Cruises Ltd.
(a)
11,123 1,418,183
Starbucks Corp. 56,736 5,278,150
Tesla, Inc.
(a)
139,968 26,214,607
TJX Cos., Inc. (The) 59,534 5,650,372
Tractor Supply Co. 5,587 1,254,840
Ulta Beauty, Inc.
(a)
2,497 1,253,619
Yum China Holdings, Inc. 20,570 711,516
Yum! Brands, Inc. 14,340 1,856,887
214,953,704
Consumer Staples – 6.0%
Albertsons Cos., Inc., Class A 19,530 414,427
Altria Group, Inc. 89,338 3,584,240
Archer-Daniels-Midland Co. 26,684 1,483,097
Brown-Forman Corp., Class A 1,344 75,761
Brown-Forman Corp., Class B 17,142 941,096
Bunge Global SA 469 41,314
Bunge Global SA 7,193 633,631
Campbell Soup Co. 10,970 489,591
Church & Dwight Co., Inc. 12,122 1,210,382
Clorox Co. (The) 6,439 935,265
Coca-Cola Co. (The) 196,748 11,704,538
Colgate-Palmolive Co. 41,950 3,532,190
ConAgra Brands, Inc. 27,484 801,159
Constellation Brands, Inc., Class A 8,275 2,028,037
Costco Wholesale Corp. 22,647 15,736,947
Dollar General Corp. 10,315 1,362,302
Dollar Tree, Inc.
(a)
10,735 1,402,206
Estee Lauder Cos., Inc. (The), Class A 10,106 1,333,891
General Mills, Inc. 28,344 1,839,809
Hershey Co. (The) 7,764 1,502,645
Hormel Foods Corp. 15,853 481,456
JM Smucker Co. (The) 5,446 716,421
Kellanova 14,465 792,103
Kenvue, Inc. 88,259 1,832,257
Keurig Dr Pepper, Inc. 44,280 1,392,163
Kimberly-Clark Corp. 16,342 1,976,892
Kraft Heinz Co. (The) 37,322 1,385,766
Kroger Co. (The) 37,527 1,731,496
McCormick & Co., Inc. 13,180 898,349
Mondelez International, Inc., Class A 70,093 5,275,900
Monster Beverage Corp.
(a)
26,353 1,449,942
PepsiCo, Inc. 70,329 11,852,546
Philip Morris International, Inc. 77,948 7,081,576
Procter & Gamble Co. (The) 120,329 18,908,499
SYSCO Corp. 26,344 2,132,020
Target Corp. 22,615 3,145,294
Tyson Foods, Inc., Class A 15,463 846,754
Walgreens Boots Alliance, Inc. 37,957 856,689
Walmart, Inc. 72,915 12,049,204
125,857,855
Energy – 3.9%
Baker Hughes Co., Class A 51,184 1,458,744
Cheniere Energy, Inc. 12,409 2,034,952
Chevron Corp. 87,859 12,953,052

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 3.9% (continued)
ConocoPhillips 61,678 6,899,918
Coterra Energy, Inc. 37,326 928,671
Devon Energy Corp. 34,350 1,443,387
Diamondback Energy, Inc. 8,338 1,281,884
EOG Resources, Inc. 29,515 3,358,512
EQT Corp. 20,553 727,576
Exxon Mobil Corp. 205,441 21,121,389
Halliburton Co. 46,674 1,663,928
Hess Corp. 13,895 1,952,664
Kinder Morgan, Inc. 101,827 1,722,913
Marathon Oil Corp. 31,715 724,688
Marathon Petroleum Corp. 20,880 3,457,728
Occidental Petroleum Corp. 35,554 2,046,844
ONEOK, Inc. 30,211 2,061,901
Phillips 66 23,270 3,358,094
Pioneer Natural Resources Co. 12,045 2,768,302
Schlumberger NV 72,648 3,537,958
Targa Resources Corp. 10,978 932,691
Valero Energy Corp. 17,605 2,445,334
Williams Cos., Inc. (The) 62,745 2,174,742
81,055,872
Financials – 13.0%
Aflac, Inc. 28,489 2,402,762
Allstate Corp. (The) 13,588 2,109,537
American Express Co. 29,824 5,986,870
American International Group, Inc. 36,514 2,538,088
Ameriprise Financial, Inc. 5,218 2,018,479
Aon PLC, Class A 10,378 3,097,107
Apollo Global Management, Inc. 20,898 2,098,159
Arch Capital Group Ltd.
(a)
18,181 1,498,660
Ares Management Corp., Class A 7,121 865,059
Arthur J Gallagher & Co. 11,190 2,597,870
Bank of America Corp. 349,636 11,891,120
Bank of New York Mellon Corp. (The) 39,210 2,174,587
Berkshire Hathaway, Inc., Class B
(a)
66,157 25,387,087
BlackRock, Inc., Class A 7,374 5,709,762
Blackstone, Inc. 35,774 4,452,074
Block, Inc., Class A
(a)
28,184 1,832,242
Blue Owl Capital, Inc., Class A 20,992 326,216
Brown & Brown, Inc. 11,265 873,713
Capital One Financial Corp. 19,469 2,634,545
Cboe Global Markets, Inc. 5,008 920,721
Charles Schwab Corp. (The) 69,341 4,362,936
Chubb Ltd. 21,468 5,259,660
Cincinnati Financial Corp. 7,823 866,788
Citigroup, Inc. 94,069 5,283,856
Citizens Financial Group, Inc. 28,304 925,541
CME Group, Inc., Class A 18,368 3,780,869
Coinbase Global, Inc., Class A
(a)
7,922 1,015,600
Discover Financial Services 12,969 1,368,489
Everest Group Ltd. 1,469 565,521
Everest Group Ltd. 67 25,793
FactSet Research Systems, Inc. 1,904 906,152
Fidelity National Information Services, Inc. 30,563 1,902,852
Fifth Third Bancorp 37,948 1,299,340
First Citizens BancShares, Inc., Class A 478 721,780
Fiserv, Inc.
(a)
31,162 4,420,953
FleetCor Technologies, Inc.
(a)
3,561 1,032,441
Franklin Resources, Inc. 16,417 437,185
Global Payments, Inc. 13,291 1,770,760
Goldman Sachs Group, Inc. (The) 16,792 6,448,296
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 13.0% (continued)
Hartford Financial Services Group, Inc. (The) 15,505 1,348,315
Huntington Bancshares, Inc. 82,258 1,047,144
Interactive Brokers Group, Inc., Class A 5,234 464,518
Intercontinental Exchange, Inc. 28,246 3,596,563
JPMorgan Chase & Co. 147,889 25,785,926
KKR & Co., Inc. 33,272 2,880,690
Loews Corp. 7,896 575,303
LPL Financial Holdings, Inc. 3,848 920,403
M&T Bank Corp. 8,852 1,222,461
Markel Group, Inc.
(a)
682 1,021,247
Marsh & McLennan Cos., Inc. 25,604 4,963,079
Mastercard, Inc., Class A 42,893 19,268,822
MetLife, Inc. 30,588 2,120,360
Moody's Corp. 8,136 3,189,637
Morgan Stanley 64,406 5,618,779
MSCI, Inc., Class A 4,081 2,442,968
NASDAQ, Inc. 17,951 1,037,029
Northern Trust Corp. 11,487 914,825
PayPal Holdings, Inc.
(a)
54,139 3,321,428
PNC Financial Services Group, Inc. (The) 19,488 2,946,780
Principal Financial Group, Inc. 13,257 1,048,629
Progressive Corp. (The) 30,023 5,351,600
Prudential Financial, Inc. 19,482 2,044,246
Raymond James Financial, Inc. 9,987 1,100,368
Regions Financial Corp. 52,847 986,653
Rocket Cos., Inc., Class A
(a)(b)
5,250 64,628
S&P Global, Inc. 16,433 7,367,736
State Street Corp. 16,861 1,245,522
Synchrony Financial 23,987 932,375
T Rowe Price Group, Inc. 12,083 1,310,401
Tradeweb Markets, Inc., Class A 5,545 528,938
Travelers Cos., Inc. (The) 11,183 2,363,639
Truist Financial Corp. 64,517 2,391,000
US Bancorp 72,642 3,017,549
Visa, Inc., Class A
(b)
82,695 22,597,236
W.R. Berkley Corp. 10,057 823,467
Wells Fargo & Co. 183,674 9,216,761
Willis Towers Watson PLC 5,388 1,327,064
272,213,559
Health Care – 12.7%
Abbott Laboratories 87,157 9,861,814
AbbVie, Inc. 89,828 14,767,723
Agilent Technologies, Inc. 15,199 1,977,390
Align Technology, Inc.
(a)
3,667 980,262
Alnylam Pharmaceuticals, Inc.
(a)
6,354 1,098,670
Amgen, Inc. 27,257 8,565,785
Avantor, Inc.
(a)
34,337 789,408
Baxter International, Inc. 27,117 1,049,157
Becton, Dickinson & Co. 14,599 3,486,387
Biogen, Inc.
(a)
7,035 1,735,253
BioMarin Pharmaceutical, Inc.
(a)
9,312 820,201
Bio-Rad Laboratories, Inc., Class A
(a)
1,114 357,471
Boston Scientific Corp.
(a)
75,168 4,755,128
Bristol-Myers Squibb Co. 105,129 5,137,654
Cardinal Health, Inc. 12,467 1,361,272
Cencora, Inc. 8,437 1,963,121
Centene Corp.
(a)
28,260 2,128,261
Cigna Group (The) 14,862 4,472,719
Cooper Cos., Inc. (The) 2,520 940,036
CVS Health Corp. 64,494 4,796,419
Danaher Corp. 33,260 7,979,407

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 12.7% (continued)
DexCom, Inc.
(a)
19,140 2,322,639
Edwards Lifesciences Corp.
(a)
29,223 2,293,129
Elevance Health, Inc. 11,861 5,852,692
Eli Lilly & Co. 43,243 27,918,113
GE Healthcare Technologies, Inc. 18,733 1,374,253
Gilead Sciences, Inc. 62,819 4,916,215
HCA Healthcare, Inc. 10,350 3,155,715
Hologic, Inc.
(a)
13,412 998,389
Humana, Inc. 6,385 2,413,913
IDEXX Laboratories, Inc.
(a)
4,225 2,176,213
Illumina, Inc.
(a)
8,305 1,187,698
Incyte Corp.
(a)
10,180 598,279
Insulet Corp.
(a)
3,671 700,684
Intuitive Surgical, Inc.
(a)
17,853 6,752,362
IQVIA Holdings, Inc.
(a)
9,239 1,923,837
Johnson & Johnson 122,372 19,444,911
Laboratory Corp. of America Holdings 4,624 1,027,915
McKesson Corp. 7,088 3,543,220
Medtronic PLC 66,440 5,816,158
Merck & Co., Inc. 129,198 15,604,534
Mettler-Toledo International, Inc.
(a)
1,147 1,373,177
Moderna, Inc.
(a)
15,563 1,572,641
Molina Healthcare, Inc.
(a)
2,896 1,032,250
Pfizer, Inc. 284,508 7,704,477
Quest Diagnostics, Inc. 5,833 749,132
Regeneron Pharmaceuticals, Inc.
(a)
5,306 5,002,391
ResMed, Inc. 7,624 1,450,085
Revvity, Inc. 6,621 709,639
Royalty Pharma PLC, Class A 21,698 616,006
STERIS PLC 4,950 1,083,802
Stryker Corp. 16,147 5,416,996
Thermo Fisher Scientific, Inc. 19,421 10,467,531
UnitedHealth Group, Inc. 47,469 24,291,786
Veeva Systems, Inc., Class A
(a)
7,350 1,524,463
Vertex Pharmaceuticals, Inc.
(a)
13,267 5,749,652
Viatris, Inc. 64,690 761,401
Waters Corp.
(a)
3,174 1,008,411
West Pharmaceutical Services, Inc. 3,694 1,377,973
Zimmer Biomet Holdings, Inc. 11,098 1,393,909
Zoetis, Inc., Class A 23,577 4,427,996
266,758,125
Industrials – 8.5%
3M Co. 27,028 2,550,092
AMETEK, Inc. 12,108 1,962,101
Automatic Data Processing, Inc. 21,054 5,174,652
Axon Enterprise, Inc.
(a)
3,425 853,030
Boeing Co. (The)
(a)
28,380 5,989,315
Booz Allen Hamilton Holding Corp., Class A 6,380 898,113
Broadridge Financial Solutions, Inc. 5,805 1,185,381
Builders FirstSource, Inc.
(a)
6,062 1,053,151
Carlisle Cos., Inc. 2,493 783,450
Carrier Global Corp. 43,734 2,392,687
Caterpillar, Inc. 26,244 7,881,336
Cintas Corp. 4,583 2,770,744
Copart, Inc.
(a)
44,013 2,114,384
CSX Corp. 102,682 3,665,747
Cummins, Inc. 7,365 1,762,444
Deere & Co. 13,630 5,364,495
Delta Air Lines, Inc. 32,070 1,255,220
Dover Corp. 7,563 1,132,786
Eaton Corp. PLC 20,626 5,075,646
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 8.5% (continued)
Emerson Electric Co. 28,838 2,645,310
Equifax, Inc. 6,196 1,513,931
Expeditors International of Washington, Inc. 7,607 960,992
Fastenal Co. 30,026 2,048,674
FedEx Corp. 11,707 2,824,782
Ferguson PLC 10,010 1,880,479
Fortive Corp. 18,282 1,429,287
General Dynamics Corp. 11,860 3,142,781
General Electric Co. 55,938 7,407,310
HEICO Corp. 2,328 418,086
HEICO Corp., Class A 3,395 480,291
Honeywell International, Inc. 33,849 6,846,299
Howmet Aerospace, Inc. 19,776 1,112,598
Hubbell, Inc., Class B 2,617 878,187
IDEX Corp. 4,072 861,228
Illinois Tool Works, Inc. 15,474 4,037,167
Ingersoll Rand, Inc. 20,189 1,612,294
Jacobs Solutions, Inc. 6,074 818,593
JB Hunt Transport Services, Inc. 4,338 871,851
Johnson Controls International PLC 32,866 1,731,710
L3Harris Technologies, Inc. 9,873 2,057,731
Lennox International, Inc. 1,489 637,530
Lockheed Martin Corp. 12,873 5,527,795
Nordson Corp.
(b)
2,645 665,799
Norfolk Southern Corp. 11,118 2,615,398
Northrop Grumman Corp. 7,762 3,467,751
Old Dominion Freight Line, Inc. 5,014 1,960,574
Otis Worldwide Corp. 21,384 1,891,201
PACCAR, Inc. 26,371 2,647,385
Parker-Hannifin Corp. 6,445 2,993,702
Paychex, Inc. 16,497 2,008,180
Paycom Software, Inc. 2,611 496,717
Quanta Services, Inc. 7,617 1,478,079
Republic Services, Inc., Class A 11,112 1,901,485
Rockwell Automation, Inc. 5,882 1,489,793
Rollins, Inc. 15,597 675,506
RTX Corp. 73,922 6,735,773
Southwest Airlines Co. 33,030 987,267
SS&C Technologies Holdings, Inc. 11,269 687,634
Stanley Black & Decker, Inc. 8,068 752,744
Trane Technologies PLC 11,720 2,954,026
TransDigm Group, Inc. 2,697 2,946,958
TransUnion 9,906 685,396
Uber Technologies, Inc.
(a)
100,203 6,540,250
Union Pacific Corp. 31,287 7,631,838
United Airlines Holdings, Inc.
(a)
17,221 712,605
United Parcel Service, Inc., Class B 36,276 5,147,564
United Rentals, Inc. 3,455 2,160,757
Verisk Analytics, Inc., Class A 7,320 1,768,000
Waste Management, Inc. 20,810 3,862,960
Westinghouse Air Brake Technologies Corp. 9,034 1,188,603
WW Grainger, Inc. 2,143 1,919,357
Xylem, Inc. 12,379 1,391,895
177,974,877
Information Technology – 29.9%
Accenture PLC, Class A 33,819 12,306,058
Adobe, Inc.
(a)
23,181 14,320,758
Advanced Micro Devices, Inc.
(a)
81,400 13,649,966
Akamai Technologies, Inc.
(a)
7,272 896,129
Amdocs Ltd. 335 30,713
Amdocs Ltd. 5,468 501,306

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 29.9% (continued)
Amphenol Corp., Class A 30,576 3,091,234
Analog Devices, Inc. 25,387 4,883,443
ANSYS, Inc.
(a)
4,263 1,397,539
Apple, Inc. 755,308 139,278,795
Applied Materials, Inc. 42,870 7,043,541
Arista Networks, Inc.
(a)
12,193 3,154,085
Aspen Technology, Inc.
(a)
1,390 266,866
Atlassian Corp., Class A
(a)
7,909 1,975,431
Autodesk, Inc.
(a)
10,416 2,643,685
Bentley Systems, Inc., Class B 9,008 454,003
Broadcom, Inc. 20,666 24,385,880
Cadence Design Systems, Inc.
(a)
14,047 4,051,998
CDW Corp. 6,689 1,516,530
Cisco Systems, Inc. 206,720 10,373,210
Cloudflare, Inc., Class A
(a)
14,372 1,136,107
Cognizant Technology Solutions Corp., Class A 25,533 1,969,105
Corning, Inc. 40,882 1,328,256
Crowdstrike Holdings, Inc., Class A
(a)
11,374 3,326,895
Datadog, Inc., Class A
(a)
14,855 1,848,556
Dell Technologies, Inc., Class C 12,309 1,020,170
Enphase Energy, Inc.
(a)
6,908 719,330
EPAM Systems, Inc.
(a)
2,923 812,915
Fair Isaac Corp.
(a)
1,166 1,397,836
First Solar, Inc.
(a)
5,177 757,395
Fortinet, Inc.
(a)
33,381 2,152,741
Gartner, Inc.
(a)
4,043 1,849,430
GLOBALFOUNDRIES, Inc.
(a)(b)
3,922 215,632
Hewlett Packard Enterprise Co. 64,742 989,905
HP, Inc. 50,877 1,460,679
HubSpot, Inc.
(a)
2,329 1,423,019
Intel Corp. 211,074 9,093,068
International Business Machines Corp. 46,686 8,574,351
Intuit, Inc. 13,948 8,805,791
Jabil, Inc. 6,093 763,392
Keysight Technologies, Inc.
(a)
9,233 1,415,050
KLA Corp. 7,080 4,205,803
LAM Research Corp. 6,862 5,662,316
Marvell Technology, Inc. 44,251 2,995,793
Microchip Technology, Inc. 27,659 2,355,994
Micron Technology, Inc. 55,445 4,754,409
Microsoft Corp. 373,932 148,667,885
MongoDB, Inc., Class A
(a)
3,409 1,365,373
Monolithic Power Systems, Inc. 2,299 1,385,653
Motorola Solutions, Inc. 8,641 2,760,799
NetApp, Inc. 10,425 909,060
NVIDIA Corp. 121,056 74,482,125
Okta, Inc., Class A
(a)
7,691 635,661
ON Semiconductor Corp.
(a)
22,360 1,590,467
Oracle Corp. 79,760 8,909,192
Palantir Technologies, Inc., Class A
(a)
96,569 1,553,795
Palo Alto Networks, Inc.
(a)
15,503 5,247,920
PTC, Inc.
(a)
5,452 984,904
QUALCOMM, Inc. 56,247 8,353,242
Roper Technologies, Inc. 5,505 2,956,185
Salesforce, Inc.
(a)
47,823 13,442,567
Seagate Technology Holdings PLC 9,663 827,926
ServiceNow, Inc.
(a)
10,375 7,941,025
Skyworks Solutions, Inc. 8,344 871,614
Snowflake, Inc., Class A
(a)
13,983 2,735,634
Splunk, Inc.
(a)
7,686 1,178,802
Synopsys, Inc.
(a)
7,866 4,195,331
TE Connectivity Ltd. 16,494 2,345,282
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 29.9% (continued)
Teledyne Technologies, Inc.
(a)
2,362 988,426
Teradyne, Inc.
(b)
7,820 755,334
Texas Instruments, Inc. 45,417 7,272,170
Trimble, Inc.
(a)
12,901 656,145
Tyler Technologies, Inc.
(a)
2,018 853,109
VeriSign, Inc.
(a)
4,425 880,044
Western Digital Corp.
(a)
16,236 929,511
Workday, Inc., Class A
(a)
10,444 3,039,935
Zebra Technologies Corp., Class A
(a)
2,679 641,754
Zoom Video Communications, Inc., Class A
(a)
13,366 863,577
Zscaler, Inc.
(a)
4,409 1,039,069
628,514,624
Materials – 2.2%
Air Products & Chemicals, Inc. 10,899 2,786,983
Albemarle Corp. 6,176 708,634
Amcor PLC 82,548 778,428
Avery Dennison Corp. 4,080 813,756
Ball Corp. 16,297 903,669
Celanese Corp., Class A 5,552 812,202
CF Industries Holdings, Inc. 10,083 761,367
Corteva, Inc. 34,107 1,551,186
CRH PLC 35,800 2,569,008
Dow, Inc. 37,718 2,021,685
DuPont de Nemours, Inc. 21,681 1,339,886
Ecolab, Inc. 12,495 2,476,759
Freeport-McMoRan, Inc. 70,014 2,778,856
International Flavors & Fragrances, Inc., Class
W 13,260 1,069,817
Linde PLC 25,149 10,181,070
LyondellBasell Industries NV, Class A 13,300 1,251,796
Martin Marietta Materials, Inc. 3,274 1,664,567
Mosaic Co. (The) 18,035 553,855
Newmont Corp. 42,346 1,461,360
Nucor Corp. 13,025 2,434,763
PPG Industries, Inc. 12,142 1,712,508
Sherwin-Williams Co. (The) 12,121 3,689,390
Southern Copper Corp. 4,190 343,999
Steel Dynamics, Inc. 7,813 942,951
Vulcan Materials Co. 6,692 1,512,459
Westlake Corp. 1,576 218,039
47,338,993
Real Estate – 2.3%
Alexandria Real Estate Equities, Inc.
(c)
9,429 1,139,966
American Tower Corp.
(c)
23,282 4,555,123
AvalonBay Communities, Inc.
(c)
7,183 1,285,829
Camden Property Trust
(c)
5,846 548,589
CBRE Group, Inc., Class A
(a)
15,854 1,368,359
CoStar Group, Inc.
(a)
20,605 1,720,105
Crown Castle, Inc.
(c)
20,994 2,272,601
Digital Realty Trust, Inc.
(c)
15,664 2,200,165
Equinix, Inc.
(c)
4,776 3,962,982
Equity Residential
(c)
19,422 1,169,010
Essex Property Trust, Inc.
(c)
3,274 763,726
Extra Space Storage, Inc.
(c)
10,750 1,552,730
Healthpeak Properties, Inc.
(c)
33,739 624,172
Invitation Homes, Inc.
(c)
28,793 948,153
Iron Mountain, Inc.
(c)
13,870 936,502
Mid-America Apartment Communities, Inc.
(c)
6,211 784,946
NET Lease Office Properties
(c)
656 16,256
Prologis, Inc.
(c)
46,026 5,831,034
Public Storage
(c)
7,691 2,178,014

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 2.3% (continued)
Realty Income Corp.
(c)
37,490 2,039,081
SBA Communications Corp., Class A
(c)
5,562 1,245,109
Simon Property Group, Inc.
(c)
16,744 2,320,886
Sun Communities, Inc.
(c)
6,404 802,741
UDR, Inc.
(c)
16,247 585,217
Ventas, Inc.
(c)
20,576 954,521
VICI Properties, Inc., Class A
(c)
51,756 1,558,891
W.P. Carey, Inc.
(b)(c)
11,612 719,480
Welltower, Inc.
(c)
26,702 2,309,990
Weyerhaeuser Co.
(c)
37,381 1,224,975
47,619,153
Utilities – 2.1%
Alliant Energy Corp. 12,712 618,566
Ameren Corp. 13,510 939,891
American Electric Power Co., Inc. 25,020 1,955,063
American Water Works Co., Inc. 10,192 1,264,012
Atmos Energy Corp. 7,166 816,494
Avangrid, Inc. 6,711 203,880
CenterPoint Energy, Inc. 33,081 924,283
CMS Energy Corp. 15,337 876,663
Consolidated Edison, Inc. 17,242 1,567,298
Constellation Energy Corp. 16,653 2,031,666
Dominion Energy, Inc. 40,458 1,849,740
DTE Energy Co. 11,372 1,198,836
Duke Energy Corp. 38,143 3,655,244
Edison International 19,407 1,309,584
Entergy Corp. 11,338 1,131,079
Evergy, Inc. 13,441 682,399
Eversource Energy 19,422 1,053,061
Exelon Corp. 51,549 1,794,421
FirstEnergy Corp. 28,423 1,042,556
NextEra Energy, Inc. 101,348 5,942,033
PG&E Corp. 126,817 2,139,403
PPL Corp. 38,868 1,018,341
Public Service Enterprise Group, Inc. 26,376 1,529,544
Sempra 30,718 2,198,180
Southern Co. (The) 54,819 3,811,017
WEC Energy Group, Inc. 17,003 1,373,162
Xcel Energy, Inc. 28,701 1,718,329
44,644,745
Total Common Stocks (cost
$1,797,437,926) 2,095,836,696
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $2,212,064) 2,212,064 2,212,064
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $642,606) 642,606 642,606
Total Investments (cost $1,800,292,596) 99.9% 2,098,691,366
Cash and Receivables (Net) 0.1% 1,231,481
Net Assets 100.0% 2,099,922,847
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $24,740,414 and the value of the collateral was $25,661,365, consisting of cash collateral of $642,606 and U.S. Government & Agency securities valued at $25,018,759. In addition, the value of collateral may include pending sales that are also on loan.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2024.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
S&P 500 E-mini 15 3/15/2024 3,597,060 3,652,875 55,815
Gross Unrealized Appreciation 55,815

STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.6%
Communication Services – 2.9%
Interpublic Group of Cos., Inc. (The) 59,580 1,965,544
Iridium Communications, Inc. 17,637 639,518
Liberty Broadband Corp., Class A
(a)
2,538 197,507
Liberty Broadband Corp., Class C
(a)
17,645 1,384,250
Match Group, Inc.
(a)
42,452 1,629,308
New York Times Co. (The), Class A 24,756 1,202,151
News Corp., Class A 58,656 1,445,284
News Corp., Class B 16,635 425,357
Nexstar Media Group, Inc., Class A 5,148 914,851
Paramount Global, Class B 74,779 1,091,026
Roku, Inc., Class A
(a)
19,023 1,675,165
Tko Group Holdings, Inc. 8,360 699,648
ZoomInfo Technologies, Inc., Class A
(a)
43,540 698,382
13,967,991
Consumer Discretionary – 14.4%
ADT, Inc. 55,095 359,770
Aramark 38,483 1,119,086
Asbury Automotive Group, Inc.
(a)
3,163 661,257
Autoliv, Inc. 11,795 1,263,480
AutoNation, Inc.
(a)
4,404 615,063
Bath & Body Works, Inc. 34,905 1,489,047
BorgWarner, Inc. 35,776 1,212,806
Boyd Gaming Corp. 11,155 708,231
Brunswick Corp. 10,751 867,391
Burlington Stores, Inc.
(a)
10,044 1,919,911
Caesars Entertainment, Inc.
(a)
31,974 1,402,699
Capri Holdings Ltd.
(a)
17,539 854,851
CarMax, Inc.
(a)
24,449 1,740,280
Carvana Co., Class A
(a)
13,037 561,373
Chewy, Inc., Class A
(a)(b)
18,173 323,843
Choice Hotels International, Inc. 4,816 583,314
Churchill Downs, Inc. 10,267 1,241,999
Crocs, Inc.
(a)
9,386 952,491
Deckers Outdoor Corp.
(a)
4,002 3,016,428
Dick's Sporting Goods, Inc. 9,444 1,407,817
Domino's Pizza, Inc. 5,434 2,316,080
Duolingo, Inc., Class A
(a)
4,809 860,282
Etsy, Inc.
(a)
18,644 1,240,945
Five Below, Inc.
(a)
8,432 1,513,207
Floor & Decor Holdings, Inc., Class A
(a)
16,207 1,629,776
GameStop Corp., Class A
(a)(b)
41,044 584,056
Gentex Corp. 36,026 1,193,541
H&R Block, Inc. 22,529 1,055,258
Harley-Davidson, Inc. 22,088 716,756
Hasbro, Inc. 19,656 962,161
Hyatt Hotels Corp., Class A 6,916 887,807
International Game Technology PLC 16,076 417,333
Lear Corp. 9,174 1,219,225
Levi Strauss & Co., Class A 14,919 242,881
Light & Wonder, Inc.
(a)
13,937 1,120,256
Lithia Motors, Inc., Class A 4,158 1,225,986
LKQ Corp. 39,376 1,837,678
Mattel, Inc.
(a)
54,283 971,123
Mohawk Industries, Inc.
(a)
8,107 845,155
Murphy USA, Inc. 3,064 1,080,121
Norwegian Cruise Line Holdings Ltd.
(a)
64,441 1,147,050
Penske Automotive Group, Inc. 2,803 415,881
Polaris, Inc. 8,264 743,429
PVH Corp. 9,295 1,117,817
Ralph Lauren Corp., Class A 6,132 880,984
RH
(a)
2,307 584,778
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Consumer Discretionary – 14.4% (continued)
Service Corp. International 22,821 1,531,746
SharkNinja, Inc. 7,600 355,072
Skechers USA, Inc., Class A
(a)
20,550 1,283,142
Tapestry, Inc. 35,264 1,367,891
Tempur Sealy International, Inc. 25,786 1,286,464
Texas Roadhouse, Inc., Class A 10,311 1,296,299
Toll Brothers, Inc. 16,747 1,663,814
TopBuild Corp.
(a)
4,883 1,802,462
Vail Resorts, Inc. 5,918 1,313,796
Valvoline, Inc.
(a)
21,370 779,791
VF Corp. 56,485 929,743
Wayfair, Inc., Class A
(a)
13,508 678,777
Whirlpool Corp. 8,197 897,735
Williams-Sonoma, Inc. 9,305 1,799,494
Wyndham Hotels & Resorts, Inc. 12,974 1,011,064
Wynn Resorts Ltd. 15,012 1,417,583
68,525,576
Consumer Staples – 3.8%
BJ's Wholesale Club Holdings, Inc.
(a)
20,465 1,316,718
Casey's General Stores, Inc. 5,707 1,548,652
Celsius Holdings, Inc.
(a)(b)
17,615 878,988
Coca-Cola Consolidated, Inc. 725 624,508
Coty, Inc., Class A
(a)
54,813 662,141
Darling Ingredients, Inc.
(a)
24,491 1,060,460
e.l.f Beauty, Inc.
(a)
7,932 1,265,392
Flowers Foods, Inc. 30,289 690,589
Ingredion, Inc. 10,177 1,094,740
Lamb Weston Holdings, Inc. 22,096 2,263,514
Lancaster Colony Corp. 2,962 544,356
Molson Coors Beverage Co., Class B 27,052 1,671,543
Performance Food Group Co.
(a)
23,526 1,709,870
Pilgrim's Pride Corp.
(a)
6,201 168,481
Post Holdings, Inc.
(a)
7,864 730,330
Reynolds Consumer Products, Inc. 8,353 226,951
US Foods Holding Corp.
(a)
35,357 1,626,776
18,084,009
Energy – 4.8%
Antero Midstream Corp. 52,009 636,590
Antero Resources Corp.
(a)
42,780 955,705
APA Corp. 47,683 1,493,908
Championx Corp. 30,360 832,168
Chesapeake Energy Corp.
(b)
17,092 1,317,964
Chord Energy Corp. 6,117 940,550
Civitas Resources, Inc. 12,598 816,476
Hess Midstream LP, Class A 8,652 292,524
HF Sinclair Corp. 20,900 1,180,641
Matador Resources Co. 16,949 930,331
Murphy Oil Corp. 22,882 885,533
New Fortress Energy, Inc., Class A
(b)
12,755 423,849
Noble Corp. PLC 16,825 742,487
NOV, Inc. 60,401 1,178,424
Ovintiv, Inc. 37,464 1,589,223
PBF Energy, Inc., Class A 17,232 870,388
Permian Resources Corp., Class A 39,304 529,818
Range Resources Corp. 36,725 1,066,494
Scorpio Tankers, Inc. 7,206 509,464
Southwestern Energy Co.
(a)
167,076 1,077,640
TechnipFMC PLC 67,729 1,309,879
Texas Pacific Land Corp. 1,195 1,746,289
Transocean Ltd.
(a)
104,473 570,423

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Energy – 4.8% (continued)
Weatherford International PLC
(a)
10,914 977,349
22,874,117
Financials – 12.7%
Affiliated Managers Group, Inc. 5,332 793,615
AGNC Investment Corp.
(b)(c)
93,331 884,778
Ally Financial, Inc. 41,965 1,539,276
American Financial Group, Inc. 12,146 1,462,378
Annaly Capital Management, Inc.
(c)
75,280 1,444,623
Assurant, Inc. 8,175 1,372,991
Axis Capital Holdings Ltd. 11,961 711,919
BOK Financial Corp. 4,363 365,794
Carlyle Group, Inc. (The) 29,951 1,198,639
CNA Financial Corp. 3,363 148,208
Comerica, Inc. 20,227 1,063,536
Commerce Bancshares, Inc. 19,540 1,018,425
Corebridge Financial, Inc. 24,535 593,011
Credit Acceptance Corp.
(a)
1,303 705,014
Cullen/Frost Bankers, Inc. 9,227 979,169
Dlocal Ltd.
(a)
13,074 210,622
East West Bancorp, Inc. 21,752 1,583,763
Equitable Holdings, Inc. 53,757 1,757,316
Erie Indemnity Co., Class A 3,856 1,333,521
Fidelity National Financial, Inc. 40,100 2,006,203
First American Financial Corp. 15,150 914,303
First Horizon Corp. 84,451 1,202,582
Globe Life, Inc. 14,511 1,782,241
Houlihan Lokey, Inc., Class A 7,840 939,075
Invesco Ltd. 67,486 1,068,303
Jack Henry & Associates, Inc. 11,228 1,861,939
Jefferies Financial Group, Inc. 29,071 1,184,934
KeyCorp 144,595 2,100,965
Kinsale Capital Group, Inc. 3,342 1,328,679
MarketAxess Holdings, Inc. 5,721 1,290,143
Morningstar, Inc. 4,031 1,125,858
New York Community Bancorp, Inc. 104,083 673,417
Old Republic International Corp. 40,440 1,133,938
Popular, Inc. 10,875 929,269
Primerica, Inc. 5,621 1,316,213
Prosperity Bancshares, Inc. 14,001 894,804
Reinsurance Group of America, Inc., Class A 10,255 1,783,242
RenaissanceRe Holdings Ltd. 7,812 1,787,620
RLI Corp. 6,209 846,721
Robinhood Markets, Inc., Class A
(a)
82,793 889,197
Ryan Specialty Holdings, Inc., Class A
(a)
14,913 646,031
SEI Investments Co. 16,887 1,067,934
Selective Insurance Group, Inc. 9,171 961,671
Shift4 Payments, Inc., Class A
(a)(b)
8,646 620,869
SoFi Technologies, Inc.
(a)(b)
133,599 1,046,080
SouthState Corp. 11,563 960,885
Starwood Property Trust, Inc.
(b)(c)
45,438 923,755
Stifel Financial Corp. 15,820 1,154,069
Toast, Inc., Class A
(a)
53,738 954,924
TPG, Inc., Class A 9,790 407,558
Unum Group 30,357 1,467,457
UWM Holdings Corp.
(b)
12,967 86,879
Voya Financial, Inc. 16,279 1,178,111
Webster Financial Corp. 26,749 1,323,541
WEX, Inc.
(a)
6,622 1,353,471
60,379,479
Health Care – 9.7%
10X Genomics, Inc., Class A
(a)
15,181 632,592
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Health Care – 9.7% (continued)
Acadia Healthcare Co., Inc.
(a)
13,822 1,135,339
agilon health, Inc.
(a)(b)
31,775 187,155
Apellis Pharmaceuticals, Inc.
(a)
14,732 932,388
Bausch + Lomb Corp.
(a)
5,818 81,510
Bio-Techne Corp. 24,202 1,701,885
Bruker Corp. 15,350 1,097,678
Catalent, Inc.
(a)
27,591 1,424,799
Charles River Laboratories International,
Inc.
(a)
7,802 1,687,417
Chemed Corp. 2,254 1,336,149
DaVita, Inc.
(a)
8,272 894,699
DENTSPLY SIRONA, Inc. 32,360 1,124,510
Encompass Health Corp. 15,198 1,079,666
Envista Holdings Corp.
(a)
25,206 592,341
Exact Sciences Corp.
(a)
27,697 1,811,384
Exelixis, Inc.
(a)
47,447 1,032,447
Globus Medical, Inc., Class A
(a)
18,027 951,645
HealthEquity, Inc.
(a)
12,893 974,453
Henry Schein, Inc.
(a)
20,203 1,511,993
Inspire Medical Systems, Inc.
(a)
4,436 935,419
Intra-Cellular Therapies, Inc.
(a)
14,454 973,332
Ionis Pharmaceuticals, Inc.
(a)
21,602 1,110,127
Jazz Pharmaceuticals PLC
(a)
9,732 1,194,311
Karuna Therapeutics, Inc.
(a)
5,441 1,705,318
Masimo Corp.
(a)
7,562 975,044
Medpace Holdings, Inc.
(a)
3,580 1,043,856
Neurocrine Biosciences, Inc.
(a)
14,711 2,056,156
Option Care Health, Inc.
(a)
26,088 814,989
Penumbra, Inc.
(a)
5,698 1,436,979
QIAGEN NV 34,022 1,485,401
QuidelOrtho Corp.
(a)
7,470 511,770
R1 RCM, Inc.
(a)
23,265 238,234
Repligen Corp.
(a)
7,950 1,505,730
Roivant Sciences Ltd.
(a)(b)
79,881 798,810
Sarepta Therapeutics, Inc.
(a)
13,423 1,597,203
Shockwave Medical, Inc.
(a)
5,537 1,252,746
Teleflex, Inc. 7,279 1,767,560
Tenet Healthcare Corp.
(a)
15,327 1,268,156
United Therapeutics Corp.
(a)
7,076 1,519,783
Universal Health Services, Inc., Class B 9,311 1,478,680
45,859,654
Industrials – 20.5%
Acuity Brands, Inc. 4,819 1,147,693
Advanced Drainage Systems, Inc. 10,591 1,381,278
AECOM 21,447 1,891,411
AGCO Corp. 9,557 1,169,108
Alaska Air Group, Inc.
(a)
19,711 706,245
Allegion PLC 13,585 1,683,046
American Airlines Group, Inc.
(a)
98,696 1,404,444
AO Smith Corp. 19,016 1,475,832
API Group Corp.
(a)
32,524 1,025,156
Applied Industrial Technologies, Inc. 5,872 1,036,173
Atkore, Inc.
(a)
5,887 897,944
Avis Budget Group, Inc. 3,049 499,152
BWX Technologies, Inc. 14,091 1,148,135
CACI International, Inc., Class A
(a)
3,480 1,196,180
Ceridian HCM Holding, Inc.
(a)
23,117 1,607,094
CH Robinson Worldwide, Inc. 17,709 1,489,150
Chart Industries, Inc.
(a)(b)
6,459 753,894
Clarivate PLC
(a)(b)
64,086 572,929
Clean Harbors, Inc.
(a)
7,810 1,311,768

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Industrials – 20.5% (continued)
Comfort Systems USA, Inc. 5,434 1,181,732
Core & Main, Inc., Class A
(a)
16,494 681,367
Curtiss-Wright Corp. 5,901 1,313,386
Donaldson Co., Inc. 18,641 1,204,022
EMCOR Group, Inc. 7,217 1,646,270
ExlService Holdings, Inc.
(a)
24,633 770,520
Fortune Brands Innovations, Inc. 19,365 1,502,530
FTI Consulting, Inc.
(a)
5,159 988,516
Generac Holdings, Inc.
(a)
9,467 1,076,114
Genpact Ltd. 25,981 932,718
Graco, Inc. 25,825 2,202,873
GXO Logistics, Inc.
(a)
18,016 979,710
Hexcel Corp. 12,966 860,813
Huntington Ingalls Industries, Inc. 6,031 1,561,547
ITT, Inc. 12,638 1,526,418
KBR, Inc. 20,639 1,075,498
Knight-Swift Transportation Holdings, Inc.,
Class A 23,352 1,339,938
Landstar System, Inc. 5,496 1,053,693
Leidos Holdings, Inc. 21,110 2,332,022
Lincoln Electric Holdings, Inc. 8,725 1,938,870
Masco Corp. 34,732 2,337,116
MasTec, Inc.
(a)
9,735 639,297
Middleby Corp. (The)
(a)
8,076 1,139,281
MSA Safety, Inc. 5,689 938,856
NEXTracker, Inc., Class A
(a)
18,255 826,404
nVent Electric PLC 24,950 1,497,998
Oshkosh Corp. 10,034 1,104,743
Owens Corning 13,866 2,101,115
Parsons Corp.
(a)
6,300 410,445
Paylocity Holding Corp.
(a)
6,490 1,028,081
Pentair PLC 25,541 1,868,835
RBC Bearings, Inc.
(a)
4,401 1,181,845
Regal Rexnord Corp. 10,129 1,351,816
Robert Half, Inc. 16,076 1,278,685
Saia, Inc.
(a)
4,098 1,846,477
Science Applications International Corp. 8,200 1,046,812
Sensata Technologies Holding PLC 23,447 848,078
Simpson Manufacturing Co., Inc. 6,551 1,185,665
SiteOne Landscape Supply, Inc.
(a)
6,839 1,056,967
Snap-On, Inc. 8,071 2,340,025
Tetra Tech, Inc. 8,196 1,296,443
Textron, Inc. 30,147 2,553,752
Timken Co. (The) 10,000 819,100
Toro Co. (The) 15,893 1,469,785
Trex Co., Inc.
(a)
16,720 1,362,346
TriNet Group, Inc.
(a)
8,540 970,998
UFP Industries, Inc. 9,306 1,055,766
U-Haul Holding Co.
(a)
1,453 96,276
U-Haul Holding Co., Class B 15,499 989,921
Valmont Industries, Inc. 3,158 712,792
Vertiv Holdings Co., Class A 53,573 3,017,767
Watsco, Inc. 5,137 2,008,464
Watts Water Technologies, Inc., Class A 4,148 821,345
WESCO International, Inc. 6,906 1,198,329
Willscot Mobile Mini Holdings Corp., Class A
(a)
29,885 1,413,561
Woodward, Inc. 8,620 1,187,577
XPO, Inc.
(a)
17,560 1,500,326
97,068,278
Information Technology – 14.5%
Allegro MicroSystems, Inc.
(a)
11,319 293,615
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Information Technology – 14.5% (continued)
Altair Engineering, Inc., Class A
(a)
8,087 687,557
Amkor Technology, Inc. 16,759 530,590
Appfolio, Inc., Class A
(a)
2,805 615,024
AppLovin Corp., Class A
(a)
27,508 1,131,404
Arrow Electronics, Inc.
(a)
8,706 967,672
Axcelis Technologies, Inc.
(a)
4,973 646,739
BILL Holdings, Inc.
(a)
15,491 1,209,073
CCC Intelligent Solutions Holdings, Inc.
(a)
26,983 296,543
Ciena Corp.
(a)
22,792 1,207,976
Cognex Corp. 26,336 951,783
Coherent Corp.
(a)
20,196 960,118
Confluent, Inc., Class A
(a)
32,279 721,758
DocuSign, Inc., Class A
(a)
31,140 1,897,049
Dolby Laboratories, Inc., Class A 9,129 759,350
DoubleVerify Holdings, Inc.
(a)
17,583 703,496
Dropbox, Inc., Class A
(a)
39,851 1,262,480
Dynatrace, Inc.
(a)
36,493 2,080,101
Elastic NV
(a)
12,182 1,426,025
Entegris, Inc. 23,042 2,712,043
F5, Inc.
(a)
9,318 1,711,717
Fabrinet
(a)
5,584 1,192,240
Flex Ltd.
(a)
68,167 1,618,285
Freshworks, Inc., Class A
(a)
24,472 543,278
GEN Digital, Inc. 95,896 2,251,638
Gitlab, Inc., Class A
(a)
11,961 850,547
Globant SA
(a)
6,386 1,505,883
GoDaddy, Inc., Class A
(a)
22,591 2,409,556
Guidewire Software, Inc.
(a)
12,380 1,382,598
Informatica, Inc., Class A
(a)
17,356 520,680
IPG Photonics Corp.
(a)
4,523 442,756
Juniper Networks, Inc. 49,212 1,818,876
Lattice Semiconductor Corp.
(a)
20,889 1,271,305
Littelfuse, Inc. 3,767 911,237
MACOM Technology Solutions Holdings, Inc.
(a)
8,345 719,589
Manhattan Associates, Inc.
(a)
9,490 2,301,894
MicroStrategy, Inc., Class A
(a)(b)
1,866 935,258
MKS Instruments, Inc. 9,715 1,034,162
Novanta, Inc.
(a)
5,470 845,388
Nutanix, Inc., Class A
(a)
36,224 2,035,789
Onto Innovation, Inc.
(a)
7,497 1,210,765
Procore Technologies, Inc.
(a)
19,216 1,371,830
Pure Storage, Inc., Class A
(a)
44,532 1,780,835
Qorvo, Inc.
(a)
15,288 1,524,825
Qualys, Inc.
(a)
5,552 1,050,272
Rambus, Inc.
(a)
16,686 1,143,492
Samsara, Inc., Class A
(a)
24,043 754,950
Smartsheet, Inc., Class A
(a)
19,723 886,943
SolarEdge Technologies, Inc.
(a)(b)
8,595 571,567
SPS Commerce, Inc.
(a)
5,585 1,026,523
Super Micro Computer, Inc.
(a)
7,030 3,723,158
TD Synnex Corp. 7,431 742,951
Twilio, Inc., Class A
(a)
26,815 1,885,899
UiPath, Inc., Class A
(a)
60,003 1,378,869
Unity Software, Inc.
(a)(b)
37,932 1,228,997
Universal Display Corp. 6,744 1,144,929
68,789,877
Materials – 6.6%
Alcoa Corp. 27,325 812,919
Anglogold Ashanti PLC
(b)
64,832 1,142,340
AptarGroup, Inc. 10,070 1,307,892
Axalta Coating Systems Ltd.
(a)
34,124 1,106,300

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.6% (continued)
Materials – 6.6% (continued)
Berry Global Group, Inc. 18,387 1,203,613
Cleveland-Cliffs, Inc.
(a)
78,086 1,565,624
Commercial Metals Co. 17,872 933,276
Crown Holdings, Inc. 18,278 1,617,603
Eagle Materials, Inc. 5,428 1,228,248
Eastman Chemical Co. 18,363 1,534,229
FMC Corp. 18,938 1,064,316
Graphic Packaging Holding Co. 46,940 1,197,439
International Paper Co. 52,696 1,888,098
Olin Corp. 19,238 1,001,723
Packaging Corp. of America 13,740 2,279,191
Reliance Steel & Aluminum Co. 9,036 2,579,055
Royal Gold, Inc. 10,057 1,150,420
RPM International, Inc. 19,702 2,101,415
Sealed Air Corp. 22,120 764,246
Silgan Holdings, Inc. 12,993 596,898
Sonoco Products Co. 14,985 852,646
United States Steel Corp. 34,558 1,624,917
Westrock Co. 39,507 1,590,552
31,142,960
Real Estate – 6.7%
Agree Realty Corp.
(c)
14,674 874,717
American Homes 4 Rent, Class A
(c)
51,510 1,805,426
Americold Realty Trust, Inc.
(c)
41,399 1,138,473
Apartment Income REIT Corp.
(c)
22,929 749,549
Boston Properties, Inc.
(c)
24,280 1,614,620
Brixmor Property Group, Inc.
(c)
46,087 1,034,192
CubeSmart
(c)
34,627 1,496,579
EastGroup Properties, Inc.
(c)
6,915 1,226,929
Equity LifeStyle Properties, Inc.
(c)
27,439 1,857,346
Federal Realty Investment Trust
(c)
11,468 1,166,640
First Industrial Realty Trust, Inc.
(c)
20,287 1,045,186
Gaming and Leisure Properties, Inc.
(c)
39,059 1,783,043
Healthcare Realty Trust, Inc., Class A
(c)
58,513 942,644
Host Hotels & Resorts, Inc.
(c)
108,762 2,090,406
Jones Lang LaSalle, Inc.
(a)
7,303 1,293,069
Kimco Realty Corp.
(c)
93,709 1,892,922
Lamar Advertising Co., Class A
(c)
13,305 1,392,767
NNN REIT, Inc.
(c)
27,997 1,129,399
OMEGA Healthcare Investors REIT, Inc.
(c)
37,774 1,095,446
Regency Centers Corp.
(c)
27,786 1,741,349
Rexford Industrial Realty, Inc.
(c)
31,612 1,662,475
STAG Industrial, Inc.
(c)
27,728 1,024,272
Zillow Group, Inc., Class A
(a)
8,570 472,121
Zillow Group, Inc., Class C
(a)
23,798 1,352,678
31,882,248
Utilities – 3.0%
AES Corp. (The) 102,916 1,716,639
Brookfield Renewable Corp., Class A 27,582 770,089
Essential Utilities, Inc. 41,060 1,472,412
IDACORP, Inc., Class Rights 7,747 717,217
National Fuel Gas Co. 13,560 639,490
NiSource, Inc. 63,379 1,645,953
NRG Energy, Inc. 34,408 1,825,000
OGE Energy Corp. 30,755 1,022,296
Pinnacle West Capital Corp. 17,583 1,211,469
UGI Corp. 32,104 710,783
Vistra Corp. 55,383 2,272,364
14,003,712
Total Common Stocks (cost $439,363,344) 472,577,901
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment Companies – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $1,628,867) 1,628,867 1,628,867
Investment of Cash Collateral for Securities Loaned – 0.8%
Registered Investment Companies – 0.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $3,756,676) 3,756,676 3,756,676
Total Investments (cost $444,748,887) 100.7% 477,963,444
Liabilities, Less Cash and Receivables (0.7)% (3,323,694)
Net Assets 100.0% 474,639,750
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $11,994,695 and the value of the collateral was $12,630,203, consisting of cash collateral of $3,756,676 and U.S. Government & Agency securities valued at $8,873,527.
In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2024.

See Notes to Statements of Investments
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P MidCap 400 E-mini 4 3/15/2024 1,102,319 1,097,320 (4,999)
S&P 500 E-mini 3 3/15/2024 724,372 730,575 6,203
Gross Unrealized Appreciation 6,203
Gross Unrealized Depreciation (4,999)

STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 2.3%
Atlanta Braves Holdings, Inc., Class A
(a)
403 17,357
Atlanta Braves Holdings, Inc., Class C
(a)
2,569 103,556
Bumble, Inc., Class A
(a)
6,272 86,052
Cable One, Inc. 273 149,858
Cargurus, Inc., Class A
(a)
5,092 118,338
Cinemark Holdings, Inc.
(a)
6,764 93,546
Cogent Communications Holdings, Inc. 2,607 201,260
Frontier Communications Parent, Inc.
(a)
13,334 328,416
IAC, Inc.
(a)
4,517 226,799
Integral Ad Science Holding Corp.
(a)
3,237 47,098
John Wiley & Sons, Inc., Class A 2,623 88,762
Lions Gate Entertainment Corp., Class A
(a)
3,718 38,779
Lions Gate Entertainment Corp., Class B
(a)
7,621 73,924
Madison Square Garden Sports Corp.
(a)
995 184,175
Playtika Holding Corp.
(a)
2,831 20,440
Rumble, Inc.
(a)(b)
4,682 32,072
TEGNA, Inc. 12,037 187,657
TripAdvisor, Inc.
(a)
6,558 141,653
United States Cellular Corp.
(a)
855 37,962
Yelp, Inc., Class A
(a)
3,943 172,427
Ziff Davis, Inc.
(a)
2,847 191,888
2,542,019
Consumer Discretionary – 13.4%
Abercrombie & Fitch Co., Class A
(a)
2,975 303,152
Academy Sports & Outdoors, Inc. 4,498 282,160
Acushnet Holdings Corp. 1,820 115,279
Adient PLC
(a)
5,684 197,292
Advance Auto Parts, Inc. 3,625 242,331
American Eagle Outfitters, Inc. 11,087 219,744
Boot Barn Holdings, Inc.
(a)
1,824 130,854
Bowlero Corp.
(a)(b)
2,058 22,247
Bright Horizons Family Solutions, Inc.
(a)
3,513 345,152
Camping World Holdings, Inc., Class A 2,461 61,156
Carter's, Inc. 2,251 170,266
Cava Group, Inc.
(a)
6,879 321,937
Cavco Industries, Inc.
(a)
498 165,296
Cheesecake Factory, Inc. (The) 2,969 102,045
Columbia Sportswear Co. 2,169 171,915
Coursera, Inc.
(a)
6,816 130,458
Dana, Inc. 8,874 120,331
Dillard's, Inc., Class A 506 195,959
Dorman Products, Inc.
(a)
1,630 132,698
Dutch Bros, Inc., Class A
(a)
2,554 68,575
Fisker, Inc.
(a)(b)
12,548 10,069
Foot Locker, Inc. 4,909 138,237
Fox Factory Holding Corp.
(a)
2,548 160,626
Frontdoor, Inc.
(a)
5,011 164,160
Gap, Inc. (The) 13,484 252,016
Gentherm, Inc.
(a)
2,033 97,889
Goodyear Tire & Rubber Co. (The)
(a)
17,074 238,012
Graham Holdings Co., Class B 177 127,511
Grand Canyon Education, Inc.
(a)
1,839 240,155
Group 1 Automotive, Inc. 839 218,190
Helen of Troy Ltd.
(a)
1,465 167,743
Hilton Grand Vacations, Inc.
(a)
4,685 195,364
Installed Building Products, Inc. 1,447 281,948
KB Home 4,771 284,304
Kohl's Corp. 6,495 167,311
Kontoor Brands, Inc. 3,387 198,546
Krispy Kreme, Inc.
(b)
4,577 60,828
Laureate Education, Inc., Class A 8,129 102,588
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 13.4% (continued)
LCI Industries 1,490 165,807
Leggett & Platt, Inc. 8,050 186,841
LGI Homes, Inc.
(a)
1,260 148,693
Life Time Group Holdings, Inc.
(a)
3,477 46,244
Luminar Technologies, Inc., Class A
(a)(b)
15,401 41,891
M/I Homes, Inc.
(a)
1,699 216,487
Macy's, Inc. 16,537 302,462
Marriott Vacations Worldwide Corp. 2,075 174,072
MDC Holdings, Inc. 3,647 228,229
Meritage Homes Corp. 2,194 363,348
Mister Car Wash, Inc.
(a)(b)
5,333 44,264
Modine Manufacturing Co.
(a)
3,117 215,354
Newell Brands, Inc. 23,763 197,708
Nordstrom, Inc.
(b)
5,919 107,430
Ollie's Bargain Outlet Holdings, Inc.
(a)
3,800 273,334
Papa John's International, Inc. 1,844 135,497
Peloton Interactive, Inc., Class A
(a)
18,340 101,970
Penn Entertainment, Inc.
(a)
9,104 205,295
Planet Fitness, Inc., Class A
(a)
5,063 343,069
QuantumScape Corp., Class A
(a)(b)
20,382 138,801
Red Rock Resorts, Inc., Class A 3,018 165,024
Savers Value Village, Inc.
(a)(b)
1,139 21,288
SeaWorld Entertainment, Inc.
(a)
1,963 96,972
Shake Shack, Inc., Class A
(a)
2,300 173,788
Signet Jewelers Ltd. 2,634 262,030
Skyline Champion Corp.
(a)
3,418 234,065
Sonos, Inc.
(a)
7,399 115,276
Steven Madden Ltd. 4,413 184,816
Taylor Morrison Home Corp., Class A
(a)
6,397 333,540
Thor Industries, Inc. 3,103 350,701
Topgolf Callaway Brands Corp.
(a)
8,599 113,249
Travel + Leisure Co. 4,314 174,372
TRI Pointe Group, Inc.
(a)
5,922 204,487
Under Armour, Inc., Class A
(a)
11,395 86,830
Under Armour, Inc., Class C
(a)
9,988 73,911
Upbound Group, Inc., Class A 2,992 99,334
Urban Outfitters, Inc.
(a)
3,524 133,912
Visteon Corp.
(a)
1,717 197,953
Wendy's Co. (The) 11,803 225,201
Wingstop, Inc. 1,791 503,468
Winnebago Industries, Inc. 1,766 116,062
Worthington Enterprises, Inc. 1,899 108,319
YETI Holdings, Inc.
(a)
5,261 231,326
14,447,064
Consumer Staples – 3.2%
BellRing Brands, Inc.
(a)
8,037 444,205
Boston Beer Co., Inc. (The), Class A
(a)
579 202,227
Cal-Maine Foods, Inc. 2,514 139,326
Central Garden & Pet Co.
(a)
564 26,452
Central Garden & Pet Co., Class A
(a)
2,384 98,411
Edgewell Personal Care Co. 3,138 116,263
Energizer Holdings, Inc. 4,002 126,543
Freshpet, Inc.
(a)
2,859 246,160
Grocery Outlet Holding Corp.
(a)
5,456 135,200
Inter Parfums, Inc. 1,111 154,596
J&J Snack Foods Corp. 920 146,492
MGP Ingredients, Inc. 832 70,678
National Beverage Corp.
(a)
1,305 60,343
PriceSmart, Inc. 1,573 119,579
Primo Water Corp. 9,519 138,787
Simply Good Foods Co. (The)
(a)
5,516 208,505

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Staples – 3.2% (continued)
Sovos Brands, Inc.
(a)
2,996 66,062
Spectrum Brands Holdings, Inc. 2,158 169,662
Sprouts Farmers Market, Inc.
(a)
6,263 315,467
Tootsie Roll Industries, Inc. 863 28,125
TreeHouse Foods, Inc.
(a)
3,446 145,077
Utz Brands, Inc. 3,963 70,145
WD-40 Co. 824 213,400
Weis Markets, Inc. 987 59,960
3,501,665
Energy – 4.2%
Cactus, Inc., Class A 3,938 167,129
California Resources Corp. 3,489 166,356
Callon Petroleum Co.
(a)
3,404 109,337
CNX Resources Corp.
(a)
9,645 194,829
Comstock Resources, Inc.
(b)
5,488 42,861
CONSOL Energy, Inc. 1,925 182,105
Crescent Energy Co., Class A
(b)
4,182 46,211
CVR Energy, Inc. 1,775 59,871
DT Midstream, Inc. 5,906 317,093
Equitrans Midstream Corp. 26,352 268,527
Excelerate Energy, Inc., Class A 1,076 16,484
Expro Group Holdings NV
(a)
6,102 107,395
Golar LNG Ltd. 6,177 134,720
Gulfport Energy Corp.
(a)
1,109 140,732
Helmerich & Payne, Inc. 5,900 237,534
Kinetik Holdings, Inc., Class A 1,021 33,203
Kosmos Energy Ltd.
(a)
27,677 167,723
Liberty Energy, Inc., Class A 10,099 209,958
Magnolia Oil & Gas Corp., Class A 10,970 226,201
Northern Oil & Gas, Inc. 5,026 168,371
Oceaneering International, Inc.
(a)
6,106 126,883
Patterson-UTI Energy, Inc. 23,480 260,393
Peabody Energy Corp. 6,844 182,735
Sitio Royalties Corp., Class A
(b)
4,970 106,010
SM Energy Co. 7,237 268,348
Tidewater, Inc.
(a)
2,942 197,673
Valaris Ltd.
(a)
4,258 263,443
Viper Energy, Inc., Class A 3,911 122,101
4,524,226
Financials – 17.9%
Affirm Holdings, Inc., Class A
(a)
13,611 551,382
American Equity Investment Life Holding Co.
(a)
3,775 208,418
Ameris Bancorp 4,028 199,950
Arbor Realty Trust, Inc.
(b)(c)
10,307 137,083
Artisan Partners Asset Management, Inc.,
Class A 4,108 172,125
Associated Banc-Corp. 9,148 192,199
Assured Guaranty Ltd. 3,428 278,114
Atlantic Union Bankshares Corp. 4,482 153,105
Axos Financial, Inc.
(a)
3,313 183,640
BancFirst Corp. 1,234 109,221
Bank OZK 6,591 297,320
BGC Group, Inc., Class A 22,423 158,306
Blackstone Mortgage Trust, Inc., Class A
(c)
10,088 199,137
Brighthouse Financial, Inc.
(a)
4,050 209,668
BRP Group, Inc., Class A
(a)
3,782 84,868
Cadence Bank 11,011 293,113
Cathay General Bancorp 4,225 173,943
CNO Financial Group, Inc. 6,865 186,591
Cohen & Steers, Inc. 1,536 108,165
Columbia Banking System, Inc. 12,606 254,137
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 17.9% (continued)
Columbia Financial, Inc.
(a)
1,665 29,937
Community Bank System, Inc. 3,263 149,348
CVB Financial Corp. 7,943 133,204
Eastern Bankshares, Inc. 9,809 136,934
Enact Holdings, Inc. 1,791 51,026
Enstar Group Ltd.
(a)
769 205,238
Essent Group Ltd. 6,331 349,218
Euronet Worldwide, Inc.
(a)
2,868 285,796
Evercore, Inc., Class A 2,160 370,937
EVERTEC, Inc. 3,965 159,234
F&G Annuities & Life, Inc. 1,170 52,463
Federated Hermes, Inc., Class B 5,272 184,309
First BanCorp. 10,785 179,894
First Financial Bancorp 5,750 128,915
First Financial Bankshares, Inc. 8,378 261,645
First Hawaiian, Inc. 7,696 166,926
First Interstate BancSystem, Inc., Class A 5,324 146,516
FirstCash Holdings, Inc. 2,284 262,135
Flywire Corp.
(a)
5,694 121,681
FNB Corp. 21,849 287,970
Freedom Holding Corp.
(a)
1,070 87,879
Fulton Financial Corp. 9,898 154,310
Genworth Financial, Inc., Class A
(a)
28,095 173,346
Glacier Bancorp, Inc. 6,704 259,177
Goosehead Insurance, Inc., Class A
(a)
1,333 102,908
Hamilton Lane, Inc., Class A 2,075 240,575
Hancock Whitney Corp. 5,170 233,219
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)(c)
6,358 151,257
Hanover Insurance Group, Inc. (The) 2,160 285,142
Home BancShares, Inc. 11,441 268,177
Independent Bank Corp. 2,681 150,377
International Bancshares Corp. 3,227 170,579
Jackson Financial, Inc., Class A 4,491 224,864
Janus Henderson Group PLC 10,048 288,980
Kemper Corp. 3,694 221,640
Lazard, Inc., Class A 6,674 260,153
Lincoln National Corp. 10,270 281,912
Marqeta, Inc., Class A
(a)
22,638 136,054
MGIC Investment Corp. 17,302 343,272
Moelis & Co., Class A 4,047 222,464
Mr. Cooper Group, Inc.
(a)
3,929 264,657
NCR Atleos Corp.
(a)
4,007 89,717
Nelnet, Inc., Class A 762 66,393
NMI Holdings, Inc., Class A
(a)
5,025 160,398
Old National Bancorp 17,735 292,095
OneMain Holdings, Inc., Class A 7,194 342,434
Pacific Premier Bancorp, Inc. 5,766 146,283
Payoneer Global, Inc.
(a)
15,452 72,315
PennyMac Financial Services, Inc. 2,435 212,381
Pinnacle Financial Partners, Inc. 4,596 406,194
Piper Sandler Cos. 1,052 182,511
Radian Group, Inc. 9,476 274,614
Remitly Global, Inc.
(a)
7,727 132,441
Rithm Capital Corp.
(c)
29,365 314,206
ServisFirst Bancshares, Inc. 3,060 205,448
Simmons First National Corp., Class A 7,579 144,077
SLM Corp. 12,504 248,580
StepStone Group, Inc., Class A 3,184 106,505
Synovus Financial Corp. 8,857 333,555
Texas Capital Bancshares, Inc.
(a)
2,896 176,656
TFS Financial Corp. 3,220 42,890

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 17.9% (continued)
UMB Financial Corp. 2,784 229,680
United Bankshares, Inc. 8,077 289,560
United Community Banks, Inc. 7,249 198,188
Upstart Holdings, Inc.
(a)
4,337 137,743
Valley National Bancorp 26,217 252,208
Virtu Financial, Inc., Class A 5,461 91,690
WaFd, Inc. 3,989 115,841
Walker & Dunlop, Inc. 1,945 187,868
Western Alliance Bancorp 6,577 420,665
Western Union Co. (The) 22,813 286,759
Wintrust Financial Corp. 3,732 361,929
WSFS Financial Corp. 3,736 166,289
Zions Bancorp NA
(b)
8,943 374,712
19,397,578
Health Care – 12.6%
ACADIA Pharmaceuticals, Inc.
(a)
9,670 250,550
Akero Therapeutics, Inc.
(a)
2,711 58,585
Alkermes PLC
(a)
10,015 270,906
Amedisys, Inc.
(a)
1,845 173,928
Amicus Therapeutics, Inc.
(a)
15,840 196,891
AMN Healthcare Services, Inc.
(a)
2,288 169,335
Amphastar Pharmaceuticals, Inc.
(a)
2,227 118,833
Apollo Medical Holdings, Inc.
(a)
2,441 84,825
Arrowhead Pharmaceuticals, Inc.
(a)
6,192 198,763
AtriCure, Inc.
(a)
2,853 97,173
Axonics, Inc.
(a)
3,049 206,966
Axsome Therapeutics, Inc.
(a)(b)
2,228 200,587
Azenta, Inc.
(a)
3,617 235,828
Beam Therapeutics, Inc.
(a)(b)
4,462 108,873
Blueprint Medicines Corp.
(a)
3,630 288,694
Bridgebio Pharma, Inc.
(a)
7,085 242,945
Cerevel Therapeutics Holdings, Inc.
(a)
4,204 176,148
Certara, Inc.
(a)
5,107 82,529
CONMED Corp. 1,864 178,198
Corcept Therapeutics, Inc.
(a)
5,567 117,464
CorVel Corp.
(a)
552 129,908
Cytokinetics, Inc.
(a)
5,559 434,325
Denali Therapeutics, Inc.
(a)
6,558 104,994
Doximity, Inc., Class A
(a)
7,542 203,257
Elanco Animal Health, Inc.
(a)
30,031 442,657
Enovis Corp.
(a)
3,074 180,444
Ensign Group, Inc. (The) 3,309 374,645
Evolent Health, Inc., Class A
(a)
6,548 192,577
Fortrea Holdings, Inc.
(a)
5,419 167,772
Glaukos Corp.
(a)
2,844 253,201
GoodRx Holdings, Inc., Class A
(a)
4,738 28,428
Guardant Health, Inc.
(a)
6,925 151,865
Haemonetics Corp.
(a)
3,089 236,185
Halozyme Therapeutics, Inc.
(a)
7,964 269,581
Harmony Biosciences Holdings, Inc.
(a)
2,054 64,783
ICU Medical, Inc.
(a)
1,229 112,490
ImmunoGen, Inc.
(a)
14,621 428,688
Immunovant, Inc.
(a)
3,287 119,680
Inari Medical, Inc.
(a)
2,920 166,294
Insmed, Inc.
(a)
8,672 241,082
Integer Holdings Corp.
(a)
2,011 203,754
Integra LifeSciences Holdings Corp.
(a)
4,369 175,415
Intellia Therapeutics, Inc.
(a)
5,300 126,246
iRhythm Technologies, Inc.
(a)
1,824 218,479
Krystal Biotech, Inc.
(a)
1,456 161,980
Lantheus Holdings, Inc.
(a)
4,084 212,082
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 12.6% (continued)
LifeStance Health Group, Inc.
(a)(b)
4,273 25,553
LivaNova PLC
(a)
3,306 160,936
Madrigal Pharmaceuticals, Inc.
(a)
791 171,418
Maravai LifeSciences Holdings, Inc., Class A
(a)
6,541 37,938
Merit Medical Systems, Inc.
(a)
3,430 268,569
Mural Oncology PLC
(a)
989 4,342
Natera, Inc.
(a)
6,411 422,741
Neogen Corp.
(a)
13,249 205,359
NovoCure Ltd.
(a)
5,816 80,959
Nuvalent, Inc., Class A
(a)
1,389 104,411
Omnicell, Inc.
(a)
2,746 88,339
Organon & Co. 15,593 259,623
Pacific Biosciences of California, Inc.
(a)(b)
14,889 96,927
Patterson Cos., Inc. 5,182 154,734
Perrigo Co. PLC 8,235 264,179
Premier, Inc., Class A 7,111 153,740
Prestige Consumer Healthcare, Inc.
(a)
2,962 182,281
Privia Health Group, Inc.
(a)
5,672 114,347
Progyny, Inc.
(a)
5,028 191,517
PTC Therapeutics, Inc.
(a)
4,420 115,318
REVOLUTION Medicines, Inc.
(a)
5,571 154,595
Schrodinger, Inc.
(a)(b)
3,682 97,389
Select Medical Holdings Corp. 6,168 160,306
Sotera Health Co.
(a)
6,129 90,219
STAAR Surgical Co.
(a)
2,987 83,666
Surgery Partners, Inc.
(a)
4,034 123,803
Teladoc Health, Inc.
(a)
9,974 193,795
TransMedics Group, Inc.
(a)
1,934 165,879
Ultragenyx Pharmaceutical, Inc.
(a)
4,074 179,704
Vaxcyte, Inc.
(a)
5,169 369,170
13,580,590
Industrials – 17.4%
AAON, Inc. 4,107 288,147
ABM Industries, Inc. 4,010 163,568
ACV Auctions, Inc., Class A
(a)
7,537 97,755
AeroVironment, Inc.
(a)
1,588 191,576
Air Lease Corp., Class A 6,318 264,156
Albany International Corp., Class A 1,906 169,462
Alight, Inc., Class A
(a)
21,813 194,572
Allison Transmission Holdings, Inc. 5,532 334,907
Ameresco, Inc., Class A
(a)(b)
1,923 39,287
ArcBest Corp. 1,440 171,547
Arcosa, Inc. 2,959 231,630
Armstrong World Industries, Inc. 2,726 270,446
Array Technologies, Inc.
(a)(b)
9,015 119,359
ASGN, Inc.
(a)
2,904 269,549
AZEK Co., Inc. (The), Class A
(a)
8,939 344,688
Barnes Group, Inc. 2,972 98,403
Beacon Roofing Supply, Inc.
(a)
3,242 268,729
Bloom Energy Corp., Class A
(a)(b)
12,053 136,440
Boise Cascade Co. 2,398 324,833
Brady Corp., Class A 2,672 160,934
Brink's Co. (The) 2,768 223,765
Casella Waste Systems, Inc., Class A
(a)
3,449 294,338
CBIZ, Inc.
(a)
2,930 186,524
ChargePoint Holdings, Inc.
(a)(b)
16,382 31,126
Concentrix Corp. 2,549 226,530
Copa Holdings SA, Class A 1,742 167,336
Crane Co. 3,459 429,296
CSW Industrials, Inc. 940 198,876
Driven Brands Holdings, Inc.
(a)
3,746 49,110

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 17.4% (continued)
Dun & Bradstreet Holdings, Inc. 14,925 172,981
Dycom Industries, Inc.
(a)
1,736 193,911
Encore Wire Corp. 994 224,147
EnerSys 2,463 235,389
Enovix Corp.
(a)(b)
7,846 73,046
EnPro, Inc. 1,273 190,161
Esab Corp. 3,445 296,235
ESCO Technologies, Inc. 1,533 156,167
Exponent, Inc. 3,041 268,186
Federal Signal Corp. 3,636 279,899
First Advantage Corp. 3,040 49,765
Flowserve Corp. 8,023 320,358
Fluence Energy, Inc., Class A
(a)
3,579 71,115
Fluor Corp.
(a)
8,686 327,549
Forward Air Corp. 1,596 70,751
Franklin Electric Co., Inc. 2,427 228,769
FTAI Aviation Ltd. 6,034 325,534
Gates Industrial Corp. PLC
(a)
9,263 119,307
GATX Corp. 2,133 261,612
GMS, Inc.
(a)
2,491 209,642
Griffon Corp. 2,774 161,613
Hayward Holdings, Inc.
(a)
5,184 64,904
Herc Holdings, Inc. 1,712 252,503
Hertz Global Holdings, Inc.
(a)(b)
8,236 68,771
Hillenbrand, Inc. 4,207 195,920
Hub Group, Inc., Class A
(a)
3,804 172,245
ICF International, Inc. 1,140 158,506
Insperity, Inc. 2,203 252,662
JetBlue Airways Corp.
(a)
19,771 104,984
Joby Aviation, Inc.
(a)(b)
20,280 110,729
John Bean Technologies Corp. 1,926 190,212
Kadant, Inc. 706 201,916
Kennametal, Inc. 4,603 112,866
Kirby Corp.
(a)
3,624 285,064
Korn Ferry 3,150 184,810
Leonardo DRS, Inc.
(a)
3,112 60,404
Lyft, Inc., Class A
(a)
19,619 245,041
ManpowerGroup, Inc. 3,054 226,424
Matson, Inc. 2,143 240,080
MAXIMUS, Inc. 3,675 298,116
McGrath RentCorp 1,495 187,847
MDU Resources Group, Inc. 11,727 228,794
Mercury Systems, Inc.
(a)
3,403 100,933
Moog, Inc., Class A 1,720 240,456
MSC Industrial Direct Co., Inc., Class A 2,810 277,291
Mueller Industries, Inc. 6,772 325,056
Mueller Water Products, Inc., Class A 9,501 130,259
Net Power, Inc.
(a)
2,019 17,969
Paycor HCM, Inc.
(a)
3,885 75,485
Plug Power, Inc.
(a)(b)
33,373 148,510
Resideo Technologies, Inc.
(a)
8,749 146,721
Rocket Lab USA, Inc.
(a)(b)
16,739 81,184
Rush Enterprises, Inc., Class A 3,827 171,871
RXO, Inc.
(a)
7,075 147,160
Ryder System, Inc. 2,735 310,614
Schneider National, Inc., Class B 3,433 84,177
Shoals Technologies Group, Inc., Class A
(a)
10,033 132,135
Spirit AeroSystems Holdings, Inc., Class A
(a)
6,415 176,156
Spirit Airlines, Inc.
(b)
6,599 41,508
SPX Technologies, Inc.
(a)
2,677 269,413
Stericycle, Inc.
(a)
5,644 270,912
Sterling Infrastructure, Inc.
(a)
1,833 137,658
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 17.4% (continued)
Sunrun, Inc.
(a)
12,804 185,402
Symbotic, Inc., Class A
(a)(b)
1,586 68,246
Tecnoglass, Inc.
(b)
1,366 62,850
Terex Corp. 4,051 248,853
Trinity Industries, Inc. 4,950 124,443
UniFirst Corp. 917 155,358
Verra Mobility Corp., Class A
(a)
9,369 224,013
Vicor Corp.
(a)
1,363 51,344
Werner Enterprises, Inc. 3,792 149,974
Zurn Elkay Water Solutions Corp. 8,719 258,518
18,840,293
Information Technology – 12.8%
ACI Worldwide, Inc.
(a)
6,489 195,124
Advanced Energy Industries, Inc. 2,277 237,218
Agilysys, Inc.
(a)
1,474 123,389
Alarm.com Holdings, Inc.
(a)
2,897 176,196
Alteryx, Inc., Class A
(a)
3,616 171,615
Ambarella, Inc.
(a)
2,248 118,155
Appian Corp., Class A
(a)
2,539 82,848
Asana, Inc., Class A
(a)
4,686 81,630
Aurora Innovation, Inc., Class A
(a)(b)
28,888 86,375
Avnet, Inc. 5,592 253,318
Badger Meter, Inc. 1,799 259,038
Belden, Inc. 2,567 190,420
Blackbaud, Inc.
(a)
2,648 214,276
BlackLine, Inc.
(a)
3,027 177,624
Box, Inc., Class A
(a)
8,528 221,557
Braze, Inc., Class A
(a)
2,976 160,853
C3.ai, Inc., Class A
(a)(b)
5,718 141,692
Calix, Inc.
(a)
3,593 119,216
Cirrus Logic, Inc.
(a)
3,328 256,922
Clear Secure, Inc., Class A 5,032 95,759
Clearwater Analytics Holdings, Inc., Class
CDI
(a)
4,525 85,296
CommVault Systems, Inc.
(a)
2,643 242,310
Crane NXT Co. 2,916 169,944
Credo Technology Group Holding Ltd.
(a)
6,463 132,556
DigitalOcean Holdings, Inc.
(a)(b)
3,334 112,422
Diodes, Inc.
(a)
2,725 183,447
DXC Technology Co.
(a)
12,420 270,756
Envestnet, Inc.
(a)
3,188 162,907
Extreme Networks, Inc.
(a)
7,612 102,838
Fastly, Inc., Class A
(a)
7,184 144,542
Five9, Inc.
(a)
4,254 322,708
FormFactor, Inc.
(a)
4,688 181,754
HashiCorp, Inc., Class A
(a)
6,548 143,139
Insight Enterprises, Inc.
(a)
1,875 346,388
Instructure Holdings, Inc.
(a)
1,198 29,507
Intapp, Inc.
(a)
1,626 70,048
InterDigital, Inc. 1,608 168,920
Ionq, Inc.
(a)(b)
10,178 104,528
Itron, Inc.
(a)
2,762 199,251
Jamf Holding Corp.
(a)
2,881 53,414
JFrog Ltd.
(a)
3,885 126,379
Kulicke & Soffa Industries, Inc. 3,374 169,780
Kyndryl Holdings, Inc.
(a)
13,742 281,986
LiveRamp Holdings, Inc.
(a)
3,983 157,249
Lumentum Holdings, Inc.
(a)
3,915 215,090
Marathon Digital Holdings, Inc.
(a)(b)
10,291 182,459
MaxLinear, Inc., Class A
(a)
4,415 91,920
N-able, Inc.
(a)
3,791 49,207

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 12.8% (continued)
nCino, Inc.
(a)
3,777 118,900
NCR Voyix Corp.
(a)
7,799 114,645
NetScout Systems, Inc.
(a)
4,285 92,170
PagerDuty, Inc.
(a)
5,247 124,249
Pegasystems, Inc. 2,433 118,584
Perficient, Inc.
(a)
2,108 143,618
Plexus Corp.
(a)
1,667 157,898
Power Integrations, Inc. 3,426 256,813
PowerSchool Holdings, Inc., Class A
(a)
5,679 133,684
Progress Software Corp. 2,623 149,013
Rapid7, Inc.
(a)
3,606 198,438
RingCentral, Inc., Class A
(a)
4,999 169,416
Riot Platforms, Inc.
(a)(b)
11,134 121,361
Rogers Corp.
(a)
1,127 129,909
Sanmina Corp.
(a)
3,520 210,566
SentinelOne, Inc., Class A
(a)
13,879 371,957
Silicon Laboratories, Inc.
(a)
1,916 236,358
SiTime Corp.
(a)
1,010 107,636
Sprinklr, Inc., Class A
(a)
6,364 79,423
Sprout Social, Inc., Class A
(a)
2,826 173,319
Squarespace, Inc., Class A
(a)
3,183 98,673
Synaptics, Inc.
(a)
2,360 252,072
Tenable Holdings, Inc.
(a)
6,908 325,367
Teradata Corp.
(a)
6,070 280,313
Varonis Systems, Inc., Class B
(a)
6,482 290,912
Vertex, Inc., Class A
(a)
2,581 62,615
Viasat, Inc.
(a)
6,035 134,158
Viavi Solutions, Inc.
(a)
13,292 130,660
Vishay Intertechnology, Inc. 7,793 169,342
Vontier Corp. 9,498 328,536
Wolfspeed, Inc.
(a)(b)
7,537 245,329
Workiva, Inc., Class A
(a)
2,868 266,552
Xerox Holdings Corp. 9,546 176,219
13,832,675
Materials – 5.9%
Alpha Metallurgical Resources, Inc. 706 281,864
Arcadium Lithium PLC
(a)
26,876 131,424
Arch Resources, Inc. 1,079 190,940
Ashland, Inc. 3,119 292,001
ATI, Inc.
(a)
7,759 317,110
Avient Corp. 5,216 188,871
Balchem Corp. 1,951 273,452
Cabot Corp. 3,383 243,914
Carpenter Technology Corp. 2,863 176,332
Chemours Co. (The) 9,014 271,952
Constellium SE
(a)
7,582 142,163
Element Solutions, Inc. 13,558 301,394
Ginkgo Bioworks Holdings, Inc.
(a)(b)
78,068 94,462
Greif, Inc., Class A 1,525 95,480
HB Fuller Co. 3,278 248,374
Hecla Mining Co. 35,063 133,590
Huntsman Corp. 10,493 257,498
Ingevity Corp.
(a)
2,242 97,662
Innospec, Inc. 1,518 176,255
Knife River Corp.
(a)
3,218 210,747
Louisiana-Pacific Corp. 4,341 288,894
Materion Corp. 1,248 145,979
Minerals Technologies, Inc. 1,979 129,328
MP Materials Corp.
(a)
8,667 137,025
NewMarket Corp. 415 231,491
O-I Glass, Inc., Class I
(a)
9,268 134,942
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 5.9% (continued)
Quaker Chemical Corp. 848 161,069
Scotts Miracle-GRO Co. (The) 2,565 144,307
Sensient Technologies Corp. 2,521 156,378
Stepan Co. 1,294 115,515
Summit Materials, Inc., Class A
(a)
7,222 261,292
Tronox Holdings PLC, Class A 7,247 99,936
Warrior Met Coal, Inc. 3,147 201,943
Worthington Steel, Inc.
(a)
1,899 56,875
6,390,459
Real Estate – 6.9%
Apple Hospitality REIT, Inc.
(c)
13,056 209,679
Broadstone NET Lease, Inc., Class A
(c)
11,261 180,964
Copt Defense Properties
(c)
6,782 159,784
Cousins Properties, Inc.
(c)
9,261 212,170
Cushman & Wakefield PLC
(a)
11,755 123,663
DigitalBridge Group, Inc. 9,778 192,040
Douglas Emmett, Inc.
(c)
9,709 131,557
EPR Properties
(c)
4,560 201,871
Equity Commonwealth
(c)
6,313 120,641
Essential Properties Realty Trust, Inc.
(c)
9,453 235,474
eXp World Holdings, Inc. 4,663 57,728
Four Corners Property Trust, Inc.
(c)
5,533 129,528
Highwoods Properties, Inc.
(c)
6,426 147,605
Howard Hughes Holdings, Inc.
(a)
3,040 243,443
Independence Realty Trust, Inc.
(c)
13,745 201,914
Innovative Industrial Properties, Inc., Class A
(c)
1,706 159,050
JBG SMITH Properties
(c)
6,273 100,368
Kennedy-Wilson Holdings, Inc. 4,625 48,331
Kilroy Realty Corp.
(c)
7,121 254,647
Kite Realty Group Trust
(c)
13,297 284,556
LXP Industrial Trust, Class B
(c)
17,490 158,984
Macerich Co. (The)
(c)
13,125 207,244
Medical Properties Trust, Inc.
(b)(c)
35,823 111,051
National Health Investors, Inc.
(c)
2,558 136,035
National Storage Affiliates Trust
(c)
4,868 181,820
Opendoor Technologies, Inc.
(a)
31,622 108,147
Outfront Media, Inc.
(c)
8,754 113,977
Park Hotels & Resorts, Inc.
(c)
12,938 195,105
Phillips Edison & Co., Inc.
(c)
7,221 250,641
Physicians Realty Trust
(c)
14,265 174,604
PotlatchDeltic Corp.
(c)
4,768 213,273
Rayonier, Inc.
(c)
8,988 272,336
Retail Opportunity Investments Corp.
(c)
7,439 101,096
Ryman Hospitality Properties, Inc.
(c)
3,593 394,871
Sabra Health Care REIT, Inc.
(c)
14,036 187,240
SITE Centers Corp.
(c)
11,598 154,485
SL Green Realty Corp.
(c)
3,942 177,193
St. Joe Co. (The) 3,379 186,521
Tanger, Inc.
(c)
6,238 167,802
Terreno Realty Corp.
(c)
5,034 300,681
Vornado Realty Trust
(b)(c)
10,688 290,607
7,478,726
Utilities – 3.2%
ALLETE, Inc. 3,503 207,062
American States Water Co. 2,253 168,074
Avista Corp. 4,628 157,398
Black Hills Corp. 4,070 210,663
California Water Service Group 3,511 158,943
Clearway Energy, Inc., Class A 1,972 44,291
Clearway Energy, Inc., Class C 4,951 120,012
MGE Energy, Inc. 2,216 142,910

See Notes to Statements of Investments
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Utilities – 3.2% (continued)
New Jersey Resources Corp. 5,899 240,856
NextEra Energy Partners LP 5,636 168,235
Northwestern Energy Group, Inc. 3,619 174,146
ONE Gas, Inc. 3,356 205,958
Ormat Technologies, Inc. 3,613 233,689
Otter Tail Corp. 2,502 226,231
PNM Resources, Inc. 5,205 188,577
Portland General Electric Co. 6,157 252,006
SJW Group 1,776 105,743
Southwest Gas Holdings, Inc. 4,333 254,260
Spire, Inc. 3,132 177,804
3,436,858
Total Common Stocks (cost $105,779,886) 107,972,153
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $151,724) 151,724 151,724
Investment of Cash Collateral for Securities Loaned – 2.0%
Registered Investment Companies – 2.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $2,134,453) 2,134,453 2,134,453
Total Investments (cost $108,066,063) 101.9% 110,258,330
Liabilities, Less Cash and Receivables (1.9)% (2,079,188)
Net Assets 100.0% 108,179,142
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $4,050,856 and the value of the collateral was $4,298,762, consisting of cash collateral of
$2,134,453 and U.S. Government & Agency securities valued at $2,164,309. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2024.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
Russell 2000 E-mini 2 3/15/2024 203,636 195,590 (8,046)
Gross Unrealized Depreciation (8,046)

STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.2%
Australia – 6.8%
AGL Energy Ltd. 20,214 115,853
Ampol Ltd. 7,430 178,636
ANZ Group Holdings Ltd. 92,429 1,661,931
APA Group 36,579 205,294
Aristocrat Leisure Ltd. 18,744 551,389
ASX Ltd. 5,489 238,248
Atlas Arteria Ltd. 38,584 138,243
Aurizon Holdings Ltd. 61,605 154,344
BHP Group Ltd. 143,484 4,483,579
BHP Group Ltd. 12,756 394,732
BlueScope Steel Ltd. 14,993 234,002
Brambles Ltd. 43,451 420,510
Car Group Ltd. 10,297 224,694
Charter Hall Group
(a)
16,374 130,863
Cochlear Ltd. 2,060 414,631
Coles Group Ltd. 38,326 403,088
Commonwealth Bank of Australia 51,221 3,979,537
Computershare Ltd. 16,538 277,576
CSL Ltd. 14,760 2,943,726
Dexus
(a)
35,715 184,154
Domino's Pizza Enterprises Ltd. 1,911 50,089
Ebos Group Ltd. 4,883 112,865
Endeavour Group Ltd. 36,578 135,891
Evolution Mining Ltd. 57,928 122,922
Fortescue Ltd. 48,625 960,453
Goodman Group
(a)
55,618 941,220
GPT Group (The)
(a)
65,094 200,522
IDP Education Ltd. 8,979 117,228
IGO Ltd. 22,491 112,400
Insurance Australia Group Ltd. 77,004 307,458
Lendlease Corp. Ltd. 24,475 119,888
Lottery Corp. Ltd. (The) 72,419 242,236
Macquarie Group Ltd. 11,143 1,402,875
Medibank Pvt Ltd. 86,080 218,509
Mineral Resources Ltd. 5,187 205,561
Mirvac Group
(a)
130,656 187,424
National Australia Bank Ltd. 95,315 2,054,067
Northern Star Resources Ltd. 33,221 288,785
Orica Ltd. 14,981 161,026
Origin Energy Ltd. 52,181 293,892
Pilbara Minerals Ltd. 80,673 189,318
Pro Medicus Ltd. 1,468 98,556
Qantas Airways Ltd.
(b)
54,641 200,830
QBE Insurance Group Ltd. 46,285 484,959
Ramsay Health Care Ltd. 5,137 173,968
REA Group Ltd. 1,561 189,808
Reece Ltd. 8,870 133,571
Rio Tinto Ltd. 11,580 1,017,500
Santos Ltd. 98,210 509,637
Scentre Group
(a)
150,247 304,916
Seek Ltd. 10,995 184,977
Seven Group Holdings Ltd. 5,254 125,416
Sonic Healthcare Ltd. 13,679 289,542
South32 Ltd. 131,513 291,239
Stockland
(a)
75,558 227,762
Suncorp Group Ltd. 38,891 364,810
Telstra Group Ltd. 361,161 964,535
TPG Telecom Ltd. 12,951 45,289
Transurban Group 94,720 845,927
Treasury Wine Estates Ltd. 26,135 186,069
Vicinity Ltd.
(a)
126,058 170,828
Washington H Soul Pattinson & Co. Ltd. 7,263 165,162
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Australia – 6.8% (continued)
Wesfarmers Ltd. 34,780 1,337,409
Westpac Banking Corp. 107,422 1,717,059
Whitehaven Coal Ltd. 25,799 143,769
Wisetech Global Ltd. 5,196 250,708
Woodside Energy Group Ltd. 2,305 48,667
Woodside Energy Group Ltd. 56,125 1,202,461
Woolworths Group Ltd. 36,847 877,124
Worley Ltd. 11,644 114,074
38,426,231
Austria – 0.3%
ANDRITZ AG 2,236 138,809
Bawag Group AG
(c)
2,722 141,452
CA Immobilien Anlagen AG 950 31,371
Erste Group Bank AG 9,940 432,432
EVN AG 1,456 40,567
OMV AG 4,674 209,736
Raiffeisen Bank International AG 4,741 99,496
Telekom Austria AG, Class A 5,961 52,189
Verbund AG 1,120 92,036
Vienna Insurance Group AG Wiener
Versicherung Gruppe 539 15,369
Voestalpine AG 3,854 115,545
Wienerberger AG 3,438 117,563
1,486,565
Belgium – 0.7%
Ackermans & Van Haaren NV 728 122,493
Ageas SA/NV 4,932 213,277
Anheuser-Busch InBev SA/NV 26,488 1,654,709
Azelis Group NV 4,027 83,637
Colruyt Group N.V 1,531 70,297
D'ieteren Group 560 114,178
Elia Group SA 718 87,196
Groupe Bruxelles Lambert NV 2,617 200,127
KBC Group NV 7,410 486,809
Proximus SADP 5,318 50,823
Sofina SA 480 116,063
Solvay SA, Class A 2,070 57,203
Syensqo SA
(b)
2,070 185,481
UCB SA 3,585 339,964
Umicore SA 6,771 155,705
Warehouses de Pauw CVA
(a)
5,247 155,484
4,093,446
Bermuda – 0.0%
Seadrill Ltd.
(b)
2,239 97,426
Canada – 10.5%
Agnico Eagle Mines Ltd. 15,144 749,011
Air Canada
(b)
11,874 161,928
Algonquin Power & Utilities Corp. 23,732 141,570
Alimentation Couche-Tard, Inc. 23,527 1,387,266
AltaGas Ltd., Class Common Subscription
Receipt 9,083 190,015
ARC Resources Ltd. 17,960 280,682
Bank of Montreal 21,756 2,062,183
Bank of Nova Scotia (The) 36,887 1,735,778
Barrick Gold Corp. 52,675 827,944
BCE, Inc. 28,471 1,156,058
Brookfield Asset Management Ltd., Class A 11,519 466,088
Brookfield Corp., Class A 45,244 1,806,983
BRP, Inc. 959 60,897
CAE, Inc.
(b)
10,898 219,583

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Canada – 10.5% (continued)
Cameco Corp. 13,368 642,260
Canadian Apartment Properties REIT
(a)
4,633 161,837
Canadian Imperial Bank of Commerce 28,207 1,282,779
Canadian National Railway Co. 17,815 2,223,858
Canadian Natural Resources Ltd. 33,402 2,151,048
Canadian Pacific Kansas City Ltd. 28,718 2,325,512
Canadian Tire Corp. Ltd., Class A 1,573 168,244
Canadian Utilities Ltd., Class A 4,082 93,614
CCL Industries, Inc., Class B 4,282 184,414
Cenovus Energy, Inc. 42,461 692,190
CGI, Inc., Class A
(b)
6,451 726,966
Choice Properties Real Estate Investment
Trust
(a)
9,896 103,993
Constellation Software, Inc. 621 1,727,143
Dollarama, Inc. 9,310 687,562
Emera, Inc. 9,412 334,691
Empire Co. Ltd., Class Common Subscription
Receipt 4,048 105,559
Enbridge, Inc. 64,879 2,318,269
Fairfax Financial Holdings Ltd. 724 759,451
First Quantum Minerals Ltd. 15,949 145,637
Firstservice Corp. 1,206 203,117
Fortis, Inc. 14,928 602,684
Franco-Nevada Corp. 5,853 637,235
George Weston Ltd. 1,839 235,785
GFL Environmental, Inc. 4,766 162,951
Gildan Activewear, Inc. 4,822 160,246
Great-West Lifeco, Inc. 8,840 296,949
Hydro One Ltd.
(c)
10,678 318,889
Ia Financial Corp., Inc. 3,103 212,278
IGM Financial, Inc. 3,101 84,416
Imperial Oil Ltd. 5,511 319,882
Intact Financial Corp. 5,470 860,797
Ivanhoe Mines Ltd., Class A
(b)
18,762 198,145
Keyera Corp. 7,789 189,587
Kinross Gold Corp. 39,258 217,733
Loblaw Cos. Ltd. 4,609 463,470
Lundin Mining Corp., Class Common
Subscription Receipt 23,039 189,340
Magna International, Inc. 7,980 456,384
Manulife Financial Corp. 56,422 1,255,089
Metro, Inc., Class A 7,834 413,908
National Bank of Canada 10,332 795,210
Northland Power, Inc. 9,359 173,303
Nutrien Ltd. 15,305 767,971
Onex Corp. 1,827 135,748
Open Text Corp. 8,224 360,895
Pan American Silver Corp. 12,031 163,889
Pembina Pipeline Corp. 16,970 588,212
Power Corp. of Canada 15,721 461,140
Quebecor, Inc., Class B 4,364 106,777
Restaurant Brands International, Inc. 8,806 691,733
RioCan Real Estate Investment Trust
(a)
10,228 140,017
Rogers Communications, Inc., Class B 11,386 535,190
Royal Bank of Canada 42,469 4,170,770
Saputo, Inc. 7,862 163,119
Shopify, Inc., Class A
(b)
35,556 2,864,333
Sun Life Financial, Inc. 17,893 933,321
Suncor Energy, Inc. 40,625 1,353,711
TC Energy Corp. 31,511 1,250,959
Teck Resources Ltd., Class B 14,207 572,193
TELUS Corp. 45,087 812,616
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Canada – 10.5% (continued)
TFI International, Inc. 2,371 313,560
Thomson Reuters Corp. 4,193 626,447
Toronto-Dominion Bank (The) 56,253 3,438,631
Tourmaline Oil Corp., Class Common
Subscription Receipt 10,384 451,796
Waste Connections, Inc. 7,900 1,234,092
West Fraser Timber Co. Ltd. 1,754 140,354
Wheaton Precious Metals Corp. 14,287 673,795
WSP Global, Inc. 3,480 514,453
59,994,133
Chile – 0.0%
Antofagasta PLC 9,135 201,832
China – 0.1%
BYD Electronic International Co. Ltd. 21,000 71,860
China Mengniu Dairy Co. Ltd. 101,000 222,743
CSPC Pharmaceutical Group Ltd. 264,000 193,848
Fosun International Ltd. 71,500 37,501
Yangzijiang Shipbuilding Holdings Ltd. 78,900 99,190
625,142
Curacao – 0.1%
HAL Trust 2,889 362,145
Denmark – 3.0%
AP Moller - Maersk A/S, Class A 97 176,844
AP Moller - Maersk A/S, Class B 98 181,738
Carlsberg A/S, Class B 2,674 346,515
Coloplast A/S, Class B 3,946 458,674
Danske Bank A/S 21,103 570,954
Demant A/S
(b)
2,693 123,155
DSV A/S 5,426 978,559
Genmab A/S
(b)
1,991 557,392
Novo Nordisk A/S, Class B 97,929 11,057,651
Novozymes A/S, Class B 11,178 577,161
Orsted A/S
(c)
5,453 311,121
Pandora A/S 2,813 413,640
Tryg A/S 9,063 194,883
Vestas Wind Systems A/S
(b)
30,620 877,573
16,825,860
Faroe Islands – 0.0%
Bakkafrost P/F 1,589 89,657
Finland – 1.0%
Elisa OYJ 3,984 182,842
Fortum OYJ 12,936 178,316
Huhtamaki OYJ 3,454 136,457
Kesko OYJ, Class B 9,161 179,916
Kone OYJ, Class B 9,874 492,735
Metso OYJ 22,515 227,204
Neste OYJ 13,269 461,950
Nokia OYJ 158,190 570,831
Nordea Bank Abp 99,468 1,234,760
Orion OYJ, Class B 3,648 169,284
Sampo OYJ, Class A 13,235 557,592
Stora ENSO OYJ, Class R 16,716 214,534
UPM-Kymmene OYJ 16,400 599,813
Wartsila OYJ Abp 15,967 237,615
5,443,849
France – 9.2%
Aeroports de Paris SA 720 97,293

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
France – 9.2% (continued)
Air Liquide SA 15,776 2,976,293
Airbus SE 18,127 2,910,244
AXA SA 54,834 1,855,993
BioMerieux 1,376 149,468
BNP Paribas SA 33,006 2,242,587
Bollore SE 25,292 168,274
Bouygues SA 5,866 216,518
Capgemini SE 4,879 1,098,120
Carrefour SA 16,995 292,050
Cie de Saint-Gobain SA 14,231 1,017,781
CIE Generale des Etablissements Michelin SCA 20,320 680,276
Credit Agricole SA 35,332 510,905
Danone SA 19,255 1,291,336
Dassault Systemes SE 20,824 1,091,077
Engie SA 54,812 881,779
EssilorLuxottica SA 8,881 1,758,643
Hermes International SCA 999 2,124,530
Kering SA 2,204 917,535
Legrand SA 7,990 783,204
L'Oréal SA 6,932 3,348,534
LVMH Moet Hennessy Louis Vuitton SE 8,015 6,735,177
Orange SA 58,484 698,682
Pernod Ricard SA 5,987 991,764
Safran SA 11,005 2,073,090
Sanofi SA 34,191 3,467,382
Sartorius Stedim Biotech 738 201,375
Schneider Electric SE 16,666 3,311,114
Societe Generale SA 22,988 598,297
Sodexo SA 2,623 298,029
STMicroelectronics NV 20,035 890,432
Thales SA 3,066 450,775
TotalEnergies SE 69,262 4,521,667
Vinci SA 15,000 1,907,669
52,557,893
Germany – 6.4%
adidas AG 5,119 979,316
Allianz SE 12,436 3,347,426
BASF SE 27,552 1,330,613
Bayer AG 30,362 953,141
Bayerische Motoren Werke AG 9,320 979,784
Beiersdorf AG 3,130 461,884
BioNTech SE, ADR
(b)
2,914 279,308
Carl Zeiss Meditec AG 1,267 135,646
Continental AG 3,403 281,673
Daimler Truck Holding AG 13,048 471,406
Delivery Hero SE, Class A
(b)(c)
6,274 145,162
Deutsche Bank AG 59,416 776,681
Deutsche Boerse AG 5,677 1,139,285
Deutsche Post AG 29,076 1,406,109
Deutsche Telekom AG 99,888 2,467,904
E.ON SE 68,451 933,896
Evonik Industries AG 6,749 125,692
Fresenius Medical Care AG 6,312 246,830
Fresenius SE & Co. KGaA 12,465 353,667
Hannover Rueck SE 1,909 460,765
Hapag-Lloyd AG
(c)(d)
210 31,730
Heidelberg Materials AG 4,049 377,719
Henkel AG & Co. KGaA 3,038 209,089
Infineon Technologies AG 39,854 1,460,866
Knorr-Bremse AG 2,241 140,069
Mercedes-Benz Group AG 24,206 1,652,560
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Germany – 6.4% (continued)
Merck KGaA 3,991 660,687
MTU Aero Engines AG 1,668 387,195
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 4,236 1,813,851
Puma SE 3,191 130,330
RWE AG 22,929 855,043
SAP SE 31,619 5,522,849
Siemens AG 22,706 4,111,054
Siemens Energy AG
(b)
13,900 210,855
Siemens Healthineers AG
(c)
8,145 458,831
Symrise AG, Class A 4,096 426,863
Talanx AG 1,269 89,668
Volkswagen AG 1,014 144,952
Vonovia SE 20,991 662,382
36,622,781
Hong Kong – 1.9%
AIA Group Ltd. 356,200 2,777,241
Alibaba Health Information Technology Ltd.
(b)
(d)
172,000 62,928
Budweiser Brewing Co. APAC Ltd.
(c)
44,600 70,061
Cathay Pacific Airways Ltd.
(b)
23,000 23,449
China Gas Holdings Ltd. 92,000 83,794
Chow Tai Fook Jewellery Group Ltd. 60,800 82,132
CK Asset Holdings Ltd. 57,500 259,282
CK Hutchison Holdings Ltd. 79,000 408,277
CK Infrastructure Holdings Ltd. 19,500 115,869
CLP Holdings Ltd. 60,000 477,022
DFI Retail Group Holdings Ltd.
(d)
10,600 21,200
ESR Group Ltd.
(c)(d)
92,200 117,708
Futu Holdings Ltd., ADR
(b)
2,199 102,737
Galaxy Entertainment Group Ltd. 50,000 259,682
Geely Automobile Holdings Ltd. 180,000 169,932
Hang Lung Properties Ltd. 53,000 61,561
Hang Seng Bank Ltd. 22,300 231,779
Henderson Land Development Co. Ltd. 41,000 106,732
Hk Electric Investments & Hk Electric
Investments Ltd. 90,000 55,838
HKT Trust & HKT Ltd. 123,000 147,746
Hong Kong & China Gas Co. Ltd. 264,507 187,792
Hong Kong Exchanges & Clearing Ltd. 36,100 1,092,617
HongKong Land Holdings Ltd. 34,100 106,563
Jardine Matheson Holdings Ltd. 5,200 209,560
Link REIT
(a)
78,903 395,663
MTR Corp. Ltd. 47,500 154,338
New World Development Co. Ltd.
(d)
45,000 55,147
Power Assets Holdings Ltd. 47,500 278,295
Prudential PLC 84,945 885,288
Sino Biopharmaceutical Ltd. 308,000 110,714
Sino Land Co. Ltd. 104,000 108,560
Sun Hung Kai Properties Ltd. 46,500 433,340
Swire Pacific Ltd., Class A 13,000 100,611
Swire Pacific Ltd., Class B 12,500 14,727
Swire Properties Ltd. 39,400 73,485
Techtronic Industries Co. Ltd. 44,000 468,298
WH Group Ltd.
(c)
234,500 137,990
Wharf Holdings Ltd. (The) 28,000 81,666
Wharf Real Estate Investment Co. Ltd. 46,000 134,753
Xinyi Glass Holdings Ltd. 52,000 42,905
10,707,282
Ireland – 0.9%
AerCap Holdings NV
(b)
5,519 422,535

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Ireland – 0.9% (continued)
AIB Group PLC 40,125 177,655
Bank of Ireland Group PLC 33,217 307,851
DCC PLC 3,131 229,501
Experian PLC 27,830 1,168,104
ICON PLC
(b)
2,509 654,523
James Hardie Industries PLC, CDI
(b)
13,744 528,867
Kerry Group PLC, Class A 4,640 416,723
Kingspan Group PLC 4,738 388,880
Ryanair Holdings PLC, ADR 5,201 694,854
Smurfit Kappa Group PLC 8,193 307,482
5,296,975
Israel – 0.8%
Airport City Ltd.
(b)
1,871 31,379
Amot Investments Ltd. 7,353 38,404
Ashtrom Group Ltd. 1,698 25,719
Azrieli Group Ltd. 815 55,292
Bank Hapoalim BM 36,323 311,329
Bank Leumi Le-Israel BM 43,001 329,322
Bezeq The Israeli Telecommunication Corp.
Ltd. 65,271 86,805
Big Shopping Centers Ltd.
(b)
405 41,415
Camtek Ltd.
(b)
960 75,184
Check Point Software Technologies Ltd.
(b)
2,835 450,567
CyberArk Software Ltd.
(b)
1,308 305,392
Delek Group Ltd. 296 36,908
Elbit Systems Ltd. 732 151,519
Energix-Renewable Energies Ltd. 8,659 31,777
Enlight Renewable Energy Ltd.
(b)
3,341 60,698
Fattal Holdings 1998 Ltd.
(b)
207 23,643
First International Bank of Israel Ltd. (The) 1,731 69,948
Global-e Online Ltd.
(b)
2,089 78,901
Harel Insurance Investments & Financial
Services Ltd. 5,044 42,096
ICL Group Ltd. 18,359 84,583
Inmode Ltd.
(b)
2,495 59,107
Israel Corp. Ltd.
(b)
169 39,172
Israel Discount Bank Ltd., Class A 39,072 190,967
Melisron Ltd. 930 68,539
Mivne Real Estate Kd Ltd. 18,792 51,141
Mizrahi Tefahot Bank Ltd. 4,941 185,128
Monday.com Ltd.
(b)
817 171,603
Nice Ltd.
(b)
1,885 389,716
Nova Ltd.
(b)
902 130,001
OPC Energy Ltd.
(b)
4,542 32,338
Phoenix Holdings Ltd. (The) 5,434 55,613
Plus500 Ltd. 2,618 59,677
Shapir Engineering And Industry Ltd. 4,237 24,028
Strauss Group Ltd.
(b)
1,904 37,161
Teva Pharmaceutical Industries Ltd.
(b)
33,861 409,556
Tower Semiconductor Ltd.
(b)
3,548 102,018
Wix.Com Ltd.
(b)
1,709 216,838
4,553,484
Italy – 2.1%
A2A SpA 54,217 108,393
Amplifon SpA 4,042 133,343
Assicurazioni Generali SpA 32,347 726,982
Banca Mediolanum SpA 7,460 76,934
Banco BPM SpA 40,366 219,676
Davide Campari-Milano NV 16,428 167,920
DiaSorin SpA 792 73,591
ENEL SpA 236,561 1,629,408
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Italy – 2.1% (continued)
ENI SpA 66,251 1,066,090
Ferrari NV 4,041 1,420,890
FinecoBank Banca Fineco SpA 19,112 278,812
Hera SpA 19,068 67,730
Infrastrutture Wireless Italiane SpA
(c)
10,734 131,114
Interpump Group SpA 2,198 109,924
Intesa Sanpaolo SpA 483,072 1,502,319
Leonardo SpA 13,171 231,845
Mediobanca Banca di Credito Finanziario SpA 18,591 248,392
Moncler SpA 5,760 358,514
Nexi SpA
(b)(c)
13,713 106,415
Pirelli & C SpA
(c)
9,927 54,326
Poste Italiane SpA
(c)
13,174 144,032
Prada SpA 15,900 98,749
Prysmian SpA 7,676 341,776
Recordati Industria Chimica e Farmaceutica
SpA 3,205 178,597
Snam SpA 60,044 295,394
Stevanato Group SpA 1,047 33,232
Telecom Italia SpA
(b)
385,333 116,738
Telecom Italia SpA-RSP
(b)
206,630 65,450
Terna Rete Elettrica Nazionale SpA 44,110 375,074
UniCredit SpA 53,401 1,575,463
UnipolSai Assicurazioni SpA 6,783 18,066
11,955,189
Japan – 22.8%
ABC-Mart, Inc. 2,900 50,937
Acom Co. Ltd. 12,700 32,972
Advantest Corp. 23,500 936,142
AEON Co. Ltd. 24,900 601,825
AEON Mall Co. Ltd. 2,600 32,541
AGC, Inc. 6,400 243,697
Air Water, Inc. 6,400 85,618
Aisin Corp. 4,400 167,211
Ajinomoto Co., Inc. 16,300 678,762
Alfresa Holdings Corp. 7,200 119,495
Amada Co. Ltd. 9,500 104,310
ANA Holdings, Inc.
(b)
14,500 324,371
Asahi Group Holdings Ltd. 15,000 565,418
Asahi Intecc Co. Ltd. 7,600 147,217
Asahi Kasei Corp. 40,200 308,702
Asics Corp. 5,200 161,114
Astellas Pharma, Inc. 54,600 644,330
Azbil Corp. 3,600 118,510
Bandai Namco Holdings, Inc. 17,400 382,699
BayCurrent Consulting, Inc. 3,700 87,732
Bridgestone Corp. 16,900 745,022
Brother Industries Ltd. 8,400 142,744
Calbee, Inc. 2,700 57,316
Canon, Inc. 30,900 862,473
Capcom Co. Ltd. 4,900 189,229
Central Japan Railway Co. 29,100 735,189
Chiba Bank Ltd. (The) 23,100 173,833
Chubu Electric Power Co., Inc. 24,200 317,452
Chugai Pharmaceutical Co. Ltd. 19,400 709,641
Coca-Cola Bottlers Japan Holdings, Inc. 3,500 48,091
Concordia Financial Group Ltd. 33,700 163,157
Cosmos Pharmaceutical Corp. 600 65,080
CyberAgent, Inc. 14,800 96,844
Dai Nippon Printing Co. Ltd. 8,400 246,641
Daifuku Co. Ltd. 10,200 205,047

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.8% (continued)
Dai-ichi Life Holdings, Inc. 29,400 655,881
Daiichi Sankyo Co. Ltd. 59,200 1,791,289
Daikin Industries Ltd. 8,800 1,437,920
Daito Trust Construction Co. Ltd. 1,700 195,673
Daiwa House Industry Co. Ltd. 19,200 602,106
Daiwa House REIT Investment Corp.
(a)
77 137,328
Daiwa Securities Group, Inc. 46,500 338,471
Denso Corp. 56,400 903,249
Dentsu Group, Inc. 6,000 161,396
Disco Corp. 2,500 690,611
East Japan Railway Co. 11,500 664,077
Ebara Corp. 2,800 179,158
Eisai Co. Ltd. 9,300 445,229
Electric Power Development Co. Ltd. 4,900 83,284
ENEOS Holdings, Inc. 81,700 334,569
FANUC Corp. 28,700 808,332
Fast Retailing Co. Ltd. 5,000 1,359,330
Fuji Electric Co. Ltd. 3,900 199,009
Fujifilm Holdings Corp. 10,200 656,624
Fujitsu Ltd. 5,700 812,642
Fukuoka Financial Group, Inc. 5,000 124,885
GLP J-REIT
(a)
155 139,651
GMO Payment Gateway, Inc. 1,400 86,265
Hakuhodo DY Holdings, Inc. 7,900 61,692
Hamamatsu Photonics KK 4,100 164,757
Hankyu Hanshin Holdings, Inc. 8,400 260,261
Haseko Corp. 8,100 106,781
Hikari Tsushin, Inc. 600 106,147
Hirose Electric Co. Ltd. 900 106,270
Hisamitsu Pharmaceutical Co., Inc. 2,100 60,568
Hitachi Construction Machinery Co. Ltd. 3,000 86,896
Hitachi Ltd. 28,700 2,292,270
Honda Motor Co. Ltd. 157,900 1,809,895
Hoshizaki Corp. 3,200 118,083
Hoya Corp. 11,100 1,438,615
Hulic Co. Ltd. 14,200 159,122
Ibiden Co. Ltd. 3,500 180,633
Idemitsu Kosan Co. Ltd. 35,900 202,297
IHI Corp. 4,400 85,637
Iida Group Holdings Co. Ltd. 4,200 64,447
INPEX Corp. 29,900 418,303
Isetan Mitsukoshi Holdings Ltd. 10,800 127,967
Isuzu Motors Ltd. 18,000 250,282
ITO EN Ltd. 1,700 50,043
ITOCHU Corp. 39,400 1,819,934
J Front Retailing Co. Ltd. 8,500 79,810
Japan Airlines Co. Ltd. 14,000 272,338
Japan Exchange Group, Inc. 16,800 377,433
Japan Metropolitan Fund Invest
(a)
229 156,975
Japan Post Bank Co. Ltd. 13,700 143,912
Japan Post Holdings Co. Ltd. 64,200 621,907
Japan Post Insurance Co. Ltd. 4,800 91,091
Japan Tobacco, Inc. 34,400 916,627
JFE Holdings, Inc. 16,400 262,927
JGC Holdings Corp. 8,000 95,174
JSR Corp. 5,800 160,103
JTEKT Corp. 7,400 68,976
Kajima Corp. 14,300 258,657
Kansai Electric Power Co., Inc. (The) 24,400 337,268
Kansai Paint Co. Ltd. 5,400 91,635
KAO Corp. 14,100 565,543
Kawasaki Heavy Industries Ltd. 4,400 101,410
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.8% (continued)
Kawasaki Kisen Kaisha Ltd. 3,500 172,420
KDDI Corp. 47,300 1,584,594
Keihan Holdings Co. Ltd. 3,100 76,559
Keikyu Corp. 9,500 83,870
KEIO Corp. 3,300 97,662
Keisei Electric Railway Co. Ltd. 4,500 206,198
Kewpie Corp. 2,900 52,108
Keyence Corp. 5,500 2,505,148
Kikkoman Corp. 4,500 281,406
Kintetsu Group Holdings Co. Ltd. 4,800 149,738
Kirin Holdings Co. Ltd. 24,800 360,187
Kobayashi Pharmaceutical Co. Ltd. 1,600 73,008
Kobe Bussan Co. Ltd. 3,700 95,427
Koei Tecmo Holdings Co. Ltd. 4,100 51,722
Koito Manufacturing Co. Ltd. 8,400 130,849
Komatsu Ltd. 28,100 816,039
Konami Group Corp. 2,800 174,810
Kose Corp. 1,100 72,987
Kubota Corp. 31,800 490,026
Kuraray Co. Ltd. 9,900 105,112
Kurita Water Industries Ltd. 3,300 122,902
Kyocera Corp. 42,500 634,556
Kyowa Kirin Co. Ltd. 7,600 121,324
Kyushu Electric Power Co., Inc.
(b)
12,300 93,276
Kyushu Railway Co. 4,200 93,295
Lasertec Corp. 2,400 653,135
Lawson, Inc. 1,500 86,680
Lion Corp. 9,400 84,627
Lixil Corp. 9,600 129,970
Ly Corp. 80,900 255,692
M3, Inc. 12,100 194,900
Makita Corp. 7,900 216,558
Marubeni Corp. 51,700 898,892
Marui Group Co. Ltd. 5,100 85,567
MatsukiyoCocokara & Co. 10,800 198,933
Mazda Motor Corp. 17,100 213,085
McDonald's Holdings Co. Japan Ltd. 2,400 107,707
Mebuki Financial Group, Inc. 28,900 87,862
Medipal Holdings Corp. 4,600 74,236
MEIJI Holdings Co. Ltd. 8,500 207,652
Mercari, Inc.
(b)
3,100 52,255
Minebea Mitsumi, Inc. 12,600 266,352
Misumi Group, Inc. 8,600 151,202
Mitsubishi Chemical Group Corp. 45,900 281,005
Mitsubishi Corp. 115,300 2,023,222
Mitsubishi Electric Corp. 61,500 926,865
Mitsubishi Estate Co. Ltd. 34,400 485,377
Mitsubishi Gas Chemical Co., Inc. 6,900 114,327
Mitsubishi HC Capital, Inc. 25,600 184,064
Mitsubishi Heavy Industries Ltd. 10,600 720,952
Mitsubishi Motors Corp. 20,600 66,362
Mitsubishi UFJ Financial Group, Inc. 354,500 3,383,120
Mitsui & Co. Ltd. 46,500 1,918,533
Mitsui Chemicals, Inc. 5,400 161,584
Mitsui Fudosan Co. Ltd. 28,500 726,855
Mitsui OSK Lines Ltd. 11,500 417,753
Miura Co. Ltd. 3,300 61,383
Mizuho Financial Group, Inc. 78,360 1,448,461
MonotaRO Co. Ltd. 7,300 69,941
MS&AD Insurance Group Holdings, Inc. 13,600 572,005
Murata Manufacturing Co. Ltd. 56,800 1,171,555
Nagoya Railroad Co. Ltd. 7,500 116,906

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.8% (continued)
NEC Corp. 7,300 484,419
Nexon Co. Ltd. 13,300 215,184
NGK Insulators Ltd. 9,700 122,897
NH Foods Ltd. 3,100 107,267
Nichirei Corp. 3,400 83,037
Nidec Corp. 14,500 549,745
Nikon Corp. 10,800 112,119
Nintendo Co. Ltd. 35,400 2,012,478
Nippon Building Fund, Inc.
(a)
42 171,534
Nippon Express Holdings, Inc. 2,400 144,501
Nippon Paint Holdings Co. Ltd. 25,800 206,241
Nippon ProLogis REIT, Inc.
(a)
81 145,515
Nippon Sanso Holdings Corp. 6,400 165,062
Nippon Shinyaku Co. Ltd. 2,000 71,626
Nippon Steel Corp. 27,200 664,300
Nippon Telegraph & Telephone Corp. 1,653,300 2,107,130
Nippon Television Holdings, Inc. 4,400 52,044
Nippon Yusen KK 15,300 533,603
Nissan Chemical Corp. 3,400 137,744
Nissan Motor Co. Ltd. 70,500 283,784
Nisshin Seifun Group, Inc. 8,300 116,998
Nissin Foods Holdings Co. Ltd. 5,400 176,546
Niterra Co. Ltd. 5,200 142,295
Nitori Holdings Co. Ltd. 2,200 289,947
Nitto Denko Corp. 4,200 353,699
Nomura Holdings, Inc. 92,600 487,278
Nomura Real Estate Holdings, Inc. 2,900 80,587
Nomura Real Estate Master Fund, Inc.
(a)
137 151,269
Nomura Research Institute Ltd. 12,500 387,635
NSK Ltd. 16,200 89,658
NTT Data Group Corp. 18,900 276,760
Obayashi Corp. 21,100 197,684
OBIC Business Consultants Co. Ltd. 1,000 49,030
OBIC Co. Ltd. 1,900 295,512
Odakyu Electric Railway Co. Ltd. 11,100 171,654
OJI Holdings Corp. 29,600 117,165
Olympus Corp. 38,800 583,958
Omron Corp. 4,900 224,929
ONO Pharmaceutical Co. Ltd. 13,000 237,633
Open House Group Co. Ltd. 2,200 69,924
Oracle Corp. Japan 900 71,852
Oriental Land Co. Ltd. 33,900 1,275,990
ORIX Corp. 34,700 680,944
ORIX Jreit, Inc.
(a)
98 114,375
Osaka Gas Co. Ltd. 13,400 285,280
Otsuka Corp. 3,100 132,207
Otsuka Holdings Co. Ltd. 14,100 561,781
Pan Pacific International Holdings Corp. 12,800 280,825
Panasonic Holdings Corp. 67,700 652,338
Persol Holdings Co. Ltd. 59,800 96,834
Pola Orbis Holdings, Inc. 3,100 32,490
Rakus Co. Ltd. 2,400 40,349
Rakuten Group, Inc.
(b)
40,600 180,676
Recruit Holdings Co. Ltd. 44,500 1,804,354
Renesas Electronics Corp.
(b)
38,900 657,847
Resona Holdings, Inc. 73,100 410,020
Resonac Holdings Corp. 5,200 105,405
Ricoh Co. Ltd. 16,900 135,038
Rinnai Corp. 3,400 78,106
ROHM Co. Ltd. 10,800 190,584
Rohto Pharmaceutical Co. Ltd. 5,400 112,230
Ryohin Keikaku Co. Ltd. 8,500 133,918
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.8% (continued)
Santen Pharmaceutical Co. Ltd. 11,400 116,593
SBI Holdings, Inc. 8,300 206,911
Screen Holdings Co. Ltd. 2,700 270,970
Scsk Corp. 3,800 75,545
Secom Co. Ltd. 7,000 513,357
Sega Sammy Holdings, Inc. 4,400 65,650
Seibu Holdings, Inc. 7,500 107,286
Seiko Epson Corp. 9,200 136,356
Sekisui Chemical Co. Ltd. 11,900 172,343
Sekisui House Ltd. 18,400 421,309
Seven & i Holdings Co. Ltd. 23,900 957,472
Seven Bank Ltd. 23,300 49,318
SG Holdings Co. Ltd. 13,900 182,053
Sharp Corp.
(b)
9,100 62,067
Shimadzu Corp. 8,600 241,747
Shimamura Co. Ltd. 600 66,537
Shimano, Inc. 2,200 321,402
Shimizu Corp. 16,600 112,370
Shin-Etsu Chemical Co. Ltd. 60,900 2,447,665
Shinko Electric Industries Co. Ltd. 1,800 68,096
Shionogi & Co. Ltd. 9,500 462,083
Shiseido Co. Ltd. 12,000 339,046
Shizuoka Financial Group, Inc. 16,300 151,041
SMC Corp. 1,600 907,515
SoftBank Corp. 86,100 1,156,541
SoftBank Group Corp. 29,800 1,316,969
Sohgo Security Services Co. Ltd. 11,400 62,913
Sojitz Corp. 7,300 174,990
Sompo Holdings, Inc. 10,600 557,719
Sony Group Corp. 38,700 3,890,518
Square Enix Holdings Co. Ltd. 2,600 102,862
Stanley Electric Co. Ltd. 4,200 81,572
Subaru Corp. 17,900 366,266
Sugi Holdings Co. Ltd. 1,000 48,353
Sumco Corp. 11,600 179,029
Sumitomo Chemical Co. Ltd. 49,900 119,275
Sumitomo Corp. 36,400 850,392
Sumitomo Electric Industries Ltd. 23,200 313,619
Sumitomo Heavy Industries Ltd. 3,200 84,523
Sumitomo Metal Mining Co. Ltd. 8,100 227,249
Sumitomo Mitsui Financial Group, Inc. 41,100 2,165,008
Sumitomo Mitsui Trust Holdings, Inc. 21,300 443,122
Sumitomo Realty & Development Co. Ltd. 13,700 438,250
Sumitomo Rubber Industries Ltd. 4,100 48,286
Sundrug Co. Ltd. 2,000 60,995
Suntory Beverage & Food Ltd. 3,600 119,003
Suzuki Motor Corp. 12,800 585,643
Sysmex Corp. 4,200 230,091
T&D Holdings, Inc. 17,100 288,363
Taisei Corp. 5,100 187,881
Taisho Pharmaceutical Holdings Co. Ltd. 1,500 88,271
Taiyo Yuden Co. Ltd. 3,700 91,276
Takeda Pharmaceutical Co. Ltd. 46,600 1,390,588
Tbs Holdings, Inc. 3,300 77,660
TDK Corp. 12,300 626,212
Terumo Corp. 22,100 760,630
THK Co. Ltd. 3,700 72,469
TIS, Inc. 7,400 167,263
Tobu Railway Co. Ltd. 5,600 150,138
Toei Animation Co. Ltd. 300 40,677
Toho Co. Ltd. 2,700 88,975
Tohoku Electric Power Co., Inc. 13,700 92,570

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 22.8% (continued)
Tokio Marine Holdings, Inc. 59,400 1,597,004
Tokyo Century Corp. 4,800 54,231
Tokyo Electric Power Co. Holdings, Inc.
(b)
45,000 242,678
Tokyo Electron Ltd. 14,100 2,687,850
Tokyo Gas Co. Ltd. 13,100 304,793
Tokyu Corp. 16,600 196,747
Tokyu Fudosan Holdings Corp. 17,700 120,289
Toppan Holdings, Inc. 8,700 243,368
Toray Industries, Inc. 43,900 222,391
Tosoh Corp. 9,700 126,812
Toto Ltd. 4,500 123,602
Toyo Suisan Kaisha Ltd. 2,500 131,794
Toyota Boshoku Corp. 1,300 21,811
Toyota Industries Corp. 4,800 413,258
Toyota Motor Corp. 350,700 7,197,537
Toyota Tsusho Corp. 8,100 542,272
Trend Micro, Inc.
(b)
3,900 226,890
Tsuruha Holdings, Inc. 1,100 88,045
Unicharm Corp. 12,700 442,056
United Urban Investment Corp.
(a)
104 106,294
USS Co. Ltd. 6,300 120,699
Welcia Holdings Co. Ltd. 3,400 57,940
West Japan Railway Co. 8,000 336,583
Workman Co. Ltd. 800 23,096
Yakult Honsha Co. Ltd. 8,300 183,403
Yamada Holdings Co. Ltd. 23,700 73,042
Yamaha Corp. 4,800 107,247
Yamaha Motor Co. Ltd. 29,600 284,913
Yamato Holdings Co. Ltd. 10,000 174,893
Yamazaki Baking Co. Ltd. 3,400 81,293
Yaskawa Electric Corp. 8,600 331,057
Yokogawa Electric Corp. 7,900 158,027
Yokohama Rubber Co. Ltd. (The) 3,600 86,666
Zensho Holdings Co. Ltd. 2,600 128,902
ZOZO, Inc. 2,600 57,861
129,791,896
Jersey – 0.0%
Arcadium Lithium PLC
(b)
18,795 96,662
Jordan – 0.0%
Hikma Pharmaceuticals PLC 5,033 123,795
Luxembourg – 0.2%
ArcelorMittal SA 14,034 390,867
Eurofins Scientific SE 3,982 242,657
Millicom International Cellular SA, SDR
(b)
3,798 65,797
Tenaris SA 14,964 239,187
938,508
Macau – 0.0%
Sands China Ltd.
(b)
68,400 179,373
Malaysia – 0.0%
Lynas Rare Earths Ltd.
(b)
30,062 116,851
Mexico – 0.0%
Fresnillo PLC
(d)
7,205 48,775
Netherlands – 4.4%
Adyen NV
(b)(c)
916 1,165,348
Akzo Nobel NV 5,435 420,584
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Netherlands – 4.4% (continued)
Argenx SE
(b)
1,766 669,108
ASM International NV 1,420 796,224
ASML Holding NV 12,185 10,564,922
EXOR NV 3,099 302,494
Heineken Holding NV 3,603 304,686
Heineken NV 9,013 913,440
ING Groep NV 108,439 1,553,672
JDE Peet's NV 2,724 67,641
Koninklijke Ahold Delhaize NV 29,542 834,659
Koninklijke KPN NV 103,190 352,859
Koninklijke Philips NV
(b)
24,328 522,605
NXP Semiconductors NV 8,022 1,689,193
Prosus NV 45,610 1,363,940
Stellantis NV 67,254 1,497,253
Universal Music Group NV 23,799 707,559
Wolters Kluwer NV 7,734 1,146,742
24,872,929
New Zealand – 0.3%
a2 Milk Co. Ltd. (The)
(b)
25,227 79,972
Auckland International Airport Ltd. 36,972 191,965
Contact Energy Ltd. 24,440 121,406
Fisher & Paykel Healthcare Corp. Ltd. 15,702 228,780
Infratil Ltd. 22,425 145,836
Mainfreight Ltd. 2,943 129,889
Mercury NZ Ltd. 20,589 85,547
Meridian Energy Ltd. 33,724 115,211
Ryman Healthcare Ltd.
(b)
20,515 71,980
Spark New Zealand Ltd. 57,849 189,262
Xero Ltd.
(b)
3,915 286,727
1,646,575
Norway – 0.7%
AKER ASA, Class A 645 38,768
AKER BP ASA 9,318 250,224
AutoStore Holdings Ltd.
(b)(c)
16,214 30,012
DNB Bank ASA 27,156 532,649
Equinor ASA 27,423 793,716
Frontline PLC 4,741 106,957
Gjensidige Forsikring ASA 4,570 74,166
Kongsberg Gruppen ASA 2,533 130,082
Leroy Seafood Group ASA 9,769 39,574
Mowi ASA 13,058 237,019
Nordic Semiconductor ASA
(b)
5,930 60,680
Norsk Hydro ASA 37,416 221,635
Orkla ASA 23,804 187,808
Salmar ASA 2,193 122,647
Schibsted ASA, Class A 2,808 86,818
Schibsted ASA, Class B 3,331 96,140
Sparebank 1 Sr-Bank ASA 5,847 71,462
Storebrand ASA 13,509 122,499
Telenor ASA 19,720 220,083
Tomra Systems ASA 8,351 85,055
Var Energi ASA 13,431 39,343
Wallenius Wilhelmsen ASA, Class B 2,991 29,319
Yara International ASA 4,265 142,512
3,719,168
Poland – 0.3%
Allegro.eu SA
(b)(c)
15,854 120,939
Bank Polska Kasa Opieki SA 5,239 203,210
Budimex SA 322 55,456
CD Projekt SA 2,201 57,882
Cyfrowy Polsat SA
(b)
9,486 25,899

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Poland – 0.3% (continued)
Dino Polska SA
(b)(c)
1,533 166,993
Inpost SA
(b)
5,355 81,145
KGHM Polska Miedz SA 4,804 135,622
mBank SA
(b)
496 66,520
Orlen SA 17,732 278,943
PGE Polska Grupa Energetyczna SA
(b)
26,328 55,998
Powszechna Kasa Oszczednosci Bank Polski
SA 27,851 356,598
Powszechny Zaklad Ubezpieczen SA 18,645 226,369
Santander Bank Polska SA 1,146 140,114
1,971,688
Portugal – 0.2%
Banco Comercial Portugues SA, Class R
(b)
213,207 62,554
EDP - Energias de Portugal SA 82,909 373,027
Galp Energia SGPS SA 14,752 234,196
Jeronimo Martins SGPS SA 8,709 199,420
Navigator Co. SA (The) 6,645 27,573
896,770
Russia – 0.0%
Evraz PLC
(b),(e)
2,845 0
Singapore – 1.2%
CapitaLand Ascendas REIT
(a)
102,396 223,741
CapitaLand Integrated Commercial Trust
(a)
128,154 192,756
CapitaLand Investment Ltd. 77,500 171,662
City Developments Ltd. 16,800 76,812
DBS Group Holdings Ltd. 56,763 1,354,140
Frasers Logistics & Commercial Trust
(a)
75,400 63,193
Genting Singapore Ltd. 167,200 126,368
Grab Holdings Ltd.
(b)
58,464 179,485
Hafnia Ltd. 8,754 64,295
Jardine Cycle & Carriage Ltd. 2,900 56,444
Keppel DC REIT
(a)
45,100 57,035
Keppel Ltd. 40,100 214,851
Keppel REIT
(a)
32,100 22,219
Mapletree Industrial Trust
(a)
54,200 99,368
Mapletree Logistics Trust
(a)
97,800 113,436
Mapletree Pan Asia Commercial Trust
(a)
83,100 90,789
Olam Group Ltd. 33,400 22,369
Oversea-Chinese Banking Corp. Ltd. 99,919 963,786
Sats Ltd.
(b)
28,100 57,825
Sea Ltd., ADR
(b)
11,254 429,228
Seatrium Ltd.
(b)(d)
2,021,200 151,248
SembCorp Industries Ltd. 26,000 110,315
Singapore Airlines Ltd.
(d)
41,700 208,445
Singapore Exchange Ltd. 27,600 194,347
Singapore Technologies Engineering Ltd. 45,300 126,441
Singapore Telecommunications Ltd. 216,400 388,641
United Overseas Bank Ltd. 41,500 881,023
Uol Group Ltd. 18,800 88,067
Venture Corp. Ltd. 10,400 104,362
Wilmar International Ltd. 58,900 145,448
6,978,139
Spain – 2.3%
ACS Actividades de Construccion y Servicios
SA 6,113 242,966
Aena SME SA
(c)
2,299 410,179
Amadeus IT Group SA 13,863 979,716
Banco Bilbao Vizcaya Argentaria SA 185,053 1,743,993
Banco Santander SA 490,577 1,990,604
CaixaBank SA 116,020 498,309
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Spain – 2.3% (continued)
Cellnex Telecom SA
(c)
17,505 680,349
Corp. Acciona Energias Renovables SA
(d)
2,061 53,954
EDP Renovaveis SA 8,158 133,367
Endesa SA 10,138 202,187
Ferrovial SE 14,801 569,306
Grifols SA
(b)
10,246 112,911
Iberdrola SA
(b)
2,965 35,992
Iberdrola SA 177,678 2,156,802
Industria de Diseno Textil SA 34,118 1,471,677
Naturgy Energy Group SA 4,067 110,444
Redeia Corp. SA 13,400 224,595
Repsol SA 38,864 580,047
Telefonica SA 156,524 640,990
12,838,388
Sweden – 3.0%
AAK AB 5,169 117,564
AddTech AB, Class B 7,445 155,928
ALFA Laval AB 8,769 325,983
ASSA Abloy AB, Class B 29,817 827,356
Atlas Copco AB, Class A 78,119 1,262,246
Atlas Copco AB, Class B 47,562 666,315
Avanza Bank Holding AB 3,855 78,351
Axfood AB 3,588 91,433
Beijer Ref AB, Class B 9,980 137,930
Boliden AB 8,873 237,833
Castellum AB
(b)
13,008 170,526
Electrolux AB, Class B
(b)
7,057 66,934
Elekta AB, Class B 11,315 86,185
Embracer Group AB, Class B
(b)
27,253 52,885
Epiroc AB, Class A 18,760 334,898
Epiroc AB, Class B 11,216 176,615
EQT AB 14,059 383,711
Essity AB, Class B 17,891 423,711
Evolution AB
(c)
5,376 636,336
Fabege AB 7,396 70,121
Fastighets AB Balder, Class B
(b)(d)
20,311 137,486
Getinge AB, Class B 6,929 150,016
H & M Hennes & Mauritz AB, Class B 19,372 276,508
Hexagon AB, Class B 57,637 635,927
Holmen AB, Class B 3,013 120,026
Husqvarna AB, Class B 12,764 100,557
Industrivarden AB, Class A 4,258 135,335
Industrivarden AB, Class C 4,526 143,634
Indutrade AB 7,412 182,424
Investment AB Latour, Class B 4,286 109,137
Investor AB, Class A 14,893 350,980
Investor AB, Class B 55,036 1,309,804
Kinnevik AB, Class B
(b)
9,077 99,139
L E Lundbergforetagen AB, Class B 1,744 91,923
Lifco AB, Class B 7,075 172,692
Nibe Industrier AB, Class B 42,859 260,248
Saab AB, Class B 2,324 151,329
Sagax AB, Class B 6,242 153,628
Sandvik AB 31,367 666,056
Securitas AB, Class B 16,405 160,917
Skandinaviska Enskilda Banken AB, Class A 49,791 713,926
Skanska AB, Class B 10,727 188,069
SKF AB, Class B 12,214 243,397
SSAB AB, Class A 7,604 59,714
SSAB AB, Class B, Series B 21,002 162,205
Svenska Cellulosa AB SCA, Class B 17,918 246,338

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Sweden – 3.0% (continued)
Svenska Handelsbanken AB, Class A 43,350 472,210
Svenska Handelsbanken AB, Class B 2,479 33,446
Sweco AB, Class B 5,593 66,202
Swedbank AB, Class A 30,155 621,058
Swedish Orphan Biovitrum AB
(b)
7,293 206,106
Tele2 AB, Class B 18,704 160,858
Telefonaktiebolaget LM Ericsson, Class B 86,277 482,056
Telia Co. AB 63,247 164,539
Thule Group AB
(c)
3,342 86,070
Trelleborg AB, Class B 6,445 198,171
Volvo AB, Class A 5,305 131,645
Volvo AB, Class B 46,703 1,129,567
Volvo Car AB, Class B
(b)
11,757 31,087
17,107,291
Switzerland – 8.0%
ABB Ltd. 50,196 2,146,869
Alcon, Inc. 15,088 1,150,969
CIE Financiere Richemont SA, Class A 15,509 2,332,180
DSM-Firmenich AG 8,140 867,229
Geberit AG 1,015 591,832
Givaudan SA 287 1,207,417
Glencore PLC 283,424 1,517,511
Holcim AG 16,012 1,234,894
Kuehne + Nagel International AG 1,628 557,564
Lonza Group AG 2,280 1,129,037
Nestle SA 82,333 9,459,393
Novartis AG 61,701 6,430,109
Partners Group Holding AG 671 917,507
Roche Holding AG 21,669 6,241,662
Roche Holding AG, BR 939 286,565
Schindler Holding AG 643 154,707
Schindler Holding AG, PC 1,210 304,669
SGS SA 4,414 411,840
Sika AG 4,486 1,255,568
Straumann Holding AG 3,183 491,262
Swatch Group AG (The) 1,935 89,098
Swatch Group AG (The), BR 804 190,913
Swiss RE AG 8,946 1,033,454
Swisscom AG 776 466,948
UBS Group AG 97,006 2,938,959
Zurich Insurance Group AG 4,502 2,304,398
45,712,554
United Kingdom – 11.9%
3i Group PLC 29,598 934,372
Admiral Group PLC 6,170 197,608
Allfunds Group PLC 9,719 70,417
Anglo American PLC 35,667 861,437
Ashtead Group PLC 13,491 893,708
Associated British Foods PLC 10,773 321,158
AstraZeneca PLC 46,154 6,171,342
Auto Trader Group PLC
(c)
28,563 265,090
Aviva PLC 81,143 446,701
B&M European Value Retail SA 28,444 187,847
BAE Systems PLC 94,381 1,414,627
Barclays PLC 458,773 867,104
Barratt Developments PLC 30,190 207,759
Berkeley Group Holdings PLC 3,410 208,481
BP PLC 482,196 2,839,680
British American Tobacco PLC 62,611 1,864,528
BT Group PLC, Class A
(d)
187,815 268,352
Bunzl PLC 10,423 426,732
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
United Kingdom – 11.9% (continued)
Burberry Group PLC 12,039 200,530
Centrica PLC 168,771 297,558
Coca-Cola Europacific Partners PLC 6,786 467,555
Compass Group PLC 53,948 1,496,285
ConvaTec Group PLC
(c)
52,144 160,030
Croda International PLC 4,548 278,288
Diageo PLC 69,180 2,520,017
DS Smith PLC 42,260 152,084
Entain PLC 20,251 249,685
GSK PLC 125,101 2,497,974
Haleon PLC 158,477 648,826
Halma PLC 12,094 337,746
Hargreaves Lansdown PLC 12,165 118,634
HSBC Holdings PLC 612,883 4,824,892
Imperial Brands PLC 26,566 642,270
Informa PLC 42,334 419,097
InterContinental Hotels Group PLC 4,973 474,964
Intermediate Capital Group PLC 9,458 215,111
International Consolidated Airlines Group
SA
(b)
114,186 215,279
Intertek Group PLC 5,190 296,951
J Sainsbury PLC 58,032 199,680
JD Sports Fashion PLC 78,927 117,646
Kingfisher PLC 60,381 169,470
Land Securities Group PLC
(a)
20,960 178,726
Legal & General Group PLC 177,086 575,050
Liberty Global Ltd.
(b)
6,416 134,351
Liberty Global Ltd.
(b)
6,035 118,890
Lloyds Banking Group PLC 1,949,514 1,055,975
London Stock Exchange Group PLC 11,152 1,269,897
M&G PLC 68,076 194,275
Melrose Industries PLC 42,853 322,406
Mondi PLC 14,374 258,826
National Grid PLC 112,551 1,512,108
NatWest Group PLC 162,309 465,470
Next PLC 3,797 409,452
Ocado Group PLC
(b)(d)
18,520 128,912
Pearson PLC 22,020 272,449
Persimmon PLC 10,119 188,522
Phoenix Group Holdings PLC 25,714 165,495
Polestar Automotive Holding UK PLC, Class A,
ADR
(b)(d)
8,936 19,391
Reckitt Benckiser Group PLC 22,020 1,600,598
RELX PLC 58,539 2,431,701
Rentokil Initial PLC 76,092 395,639
Rightmove PLC 26,467 188,812
Rio Tinto PLC 32,889 2,304,789
Rolls-Royce Holdings PLC
(b)
262,054 1,005,140
Sage Group PLC (The) 30,682 460,267
Schroders PLC 30,303 156,750
Segro PLC
(a)
37,113 416,751
Severn Trent PLC 8,524 282,009
Shell PLC 206,500 6,434,800
Smith & Nephew PLC 27,863 394,028
Smiths Group PLC 11,014 227,568
Spirax-Sarco Engineering PLC 2,404 306,290
SSE PLC 33,214 712,692
St. James's Place PLC 18,656 155,421
Standard Chartered PLC 72,386 551,972
Taylor Wimpey PLC 109,842 207,299
Tesco PLC 216,580 790,452
Unilever PLC 76,593 3,752,254

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
United Kingdom – 11.9% (continued)
United Utilities Group PLC 21,802 296,100
Vodafone Group PLC 766,242 656,888
Weir Group PLC (The) 8,087 187,379
Whitbread PLC 6,032 276,224
Wise PLC, Class A
(b)
18,092 186,572
WPP PLC 34,667 340,547
67,436,652
United States – 0.1%
Rb Global, Inc. 5,502 354,404
Total Common Stocks (cost $507,998,439) 564,170,308
Preferred Stocks – 0.4%
Germany – 0.4%
Bayerische Motoren Werke AG, 9.36% 1,721 169,651
Dr. Ing. h.c. F. Porsche AG, 1.28%
(c)
3,645 313,266
Henkel AG & Co. KGaA, 2.62% 5,283 408,018
Porsche Automobil Holding SE, 5.57% 5,041 254,623
Sartorius AG, 0.43% 708 262,174
Volkswagen AG, 7.42% 5,642 734,453
2,142,185
Spain – 0.0%
Grifols SA, Class B, 4.75%
(b)
8,380 68,271
Total Preferred Stocks (cost $2,271,395) 2,210,456
Rights – 0.0%
Spain – 0.0%
ACS Actividades de Construccion y Servicios
SA, Rights expiring 2/19/2024
(b)
5,996 2,762
Total Rights (cost $2,982) 2,762
Warrants – 0.0%
Canada – 0.0%
Constellation Software, Inc., Warrants expiring
8/22/2028
(b)
563 0
Total Warrants (cost $0) 0
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 5.30%
(f)(g)
(cost $657,857) 657,857 657,857
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 5.30%
(f)(g)
(cost $391,501) 391,501 391,501
Total Investments (cost $511,322,174) 99.7% 567,432,884
Cash and Receivables (Net) 0.3% 1,450,009
Net Assets 100.0% 568,882,893
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—CREST Depositary Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $6,203,443 or 1.09% of net assets.
(d)
Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $1,109,317 and the value of the collateral was $1,182,258, consisting of cash collateral of
$391,501 and U.S. Government & Agency securities valued at $790,757. In addition, the value of collateral may include pending sales that are also on loan.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
(e)
The fund held Level 3 securities at January 31, 2024. These securities were valued at $0 or 0.00% of net assets.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of January 31, 2024.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
MSCI EAFE Index 14 3/15/2024 1,554,947 1,563,100 8,153
S&P/TSX 60 Index 1 3/14/2024 189,133
*
190,232 1,099
Gross Unrealized Appreciation 9,252
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 97.9%
Australia – 0.0%
Yancoal Australia Ltd. 3,200 12,485
Brazil – 4.6%
Ambev SA 53,960 142,951
Atacadao SA 7,429 15,742
B3 SA - Brasil Bolsa Balcao 73,425 194,369
Banco Bradesco SA 15,151 42,070
Banco BTG Pactual SA 19,566 142,871
Banco do Brasil SA 11,420 130,677
Banco Santander Brasil SA 4,145 24,009
BB Seguridade Participacoes SA 8,487 59,087
Caixa Seguridade Participacoes S/A 7,120 20,491
CCR SA 13,362 35,615
Centrais Eletricas Brasileiras SA 16,142 133,550
Cia de Saneamento Basico do Estado de Sao
Paulo 4,378 70,316
Cia Energetica de Minas Gerais 3,826 11,615
Cia Siderurgica Nacional SA 8,328 29,849
Companhia Paranaense de Energia 10,610 19,283
Cosan SA 15,674 58,273
CPFL Energia SA 2,724 19,973
CSN Mineracao SA 6,208 8,594
Energisa S/A 3,914 40,090
Eneva SA
(a)
8,724 22,547
Engie Brasil Energia SA 2,172 17,834
Equatorial Energia SA 12,570 90,387
Hapvida Participacoes e Investimentos SA
(a)(b)
62,094 49,011
Hypera SA 5,561 35,756
Itau Unibanco Holding SA 937 5,312
JBS S/A 8,906 42,339
Klabin SA 10,760 46,536
Localiza Rent-A-Car SA 10,421 114,753
Lojas Renner SA 13,445 43,836
Magazine Luiza SA
(a)
40,882 17,292
Multiplan Empreendimentos Imobiliarios SA 3,789 21,318
Natura & Co. Holding SA
(a)
11,436 37,217
Neoenergia SA 2,514 10,451
NU Holdings Ltd., Class A
(a)
29,948 257,852
Pagseguro Digital Ltd., Class A
(a)
2,762 35,547
Petroleo Brasileiro SA 48,913 420,815
Porto Seguro SA 2,483 13,427
Prio SA 9,322 83,162
Raia Drogasil SA 15,938 81,608
Rede D'Or Sao Luiz SA
(b)
12,521 68,445
Rumo SA 16,176 75,591
Sendas Distribuidora S/A 18,001 50,056
Stoneco Ltd.
(a)
3,180 54,664
Suzano SA 9,287 97,304
Telefonica Brasil SA 4,742 49,233
Tim SA 10,075 35,520
Totvs SA 7,157 45,844
Ultrapar Participacoes SA 8,852 50,485
Vale SA 51,017 701,999
Vibra Energia SA 14,289 68,826
WEG SA 19,267 125,948
XP, Inc., Class A 5,083 124,940
4,195,280
Chile – 0.4%
Banco de Chile 572,676 64,056
Banco de Credito e Inversiones SA 1,149 30,352
Banco Santander Chile 844,382 38,956
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Chile – 0.4% (continued)
Cencosud SA 15,485 26,884
Cia Cervecerias Unidas SA 2,082 12,598
Cia Sud Americana de Vapores SA 232,263 16,697
Empresas CMPC SA 15,663 25,460
Empresas COPEC SA 5,943 37,692
Enel Americas SA 238,192 24,082
Enel Chile SA 333,775 20,015
Falabella SA
(a)
16,665 39,514
Latam Airlines Group SA
(a)
5,943,255 73,268
409,574
China – 21.0%
360 Security Technology, Inc., Class A
(a)
9,300 8,847
37 Interactive Entertainment Network
Technology Group Co. Ltd., Class A 1,100 2,546
Advanced Micro-Fabrication Equipment, Inc.
China, Class A 488 7,753
AECC Aero-Engine Control Co. Ltd., Class A 1,700 3,594
AECC Aviation Power Co. Ltd., Class A 1,000 4,381
Agricultural Bank of China Ltd., Class A 84,900 46,000
Agricultural Bank of China Ltd., Class H 408,000 157,621
Aier Eye Hospital Group Co. Ltd., Class A 8,000 14,252
Air China Ltd., Class A
(a)
7,200 7,130
Air China Ltd., Class H
(a)
22,000 12,270
Akeso, Inc.
(a)(b)
6,000 30,433
Alibaba Group Holding Ltd. 204,880 1,822,815
Aluminum Corp. of China Ltd., Class A 16,400 12,997
Aluminum Corp. of China Ltd., Class H 46,000 22,361
Angang Steel Co. Ltd., Class H 38,000 6,222
Angel Yeast Co. Ltd., Class A 1,500 6,445
Anhui Conch Cement Co. Ltd., Class A 4,100 13,197
Anhui Conch Cement Co. Ltd., Class H 8,500 17,049
Anhui Gujing Distillery Co. Ltd., Class A 300 8,320
Anhui Gujing Distillery Co. Ltd., Class B 1,900 24,553
Anhui Jianghuai Automobile Group Corp., Ltd.,
Class A
(a)
1,800 3,054
Anhui Yingjia Distillery Co. Ltd., Class A 700 4,900
Anjoy Foods Group Co. Ltd., Class A 300 3,105
Anker Innovations Technology Co. Ltd., Class A 400 3,820
ANTA Sports Products Ltd. 16,400 137,729
ASR Microelectronics Co. Ltd., Class A
(a)
481 3,082
Asymchem Laboratories Tianjin Co. Ltd., Class
A 340 4,050
Asymchem Laboratories Tianjin Co. Ltd., Class
H
(b)
340 2,638
Autobio Diagnostics Co. Ltd., Class A 800 5,245
Autohome, Inc., ADR 951 23,965
Avary Holding Shenzhen Co. Ltd., Class A 300 732
Avichina Industry & Technology Co. Ltd., Class
H 32,000 11,830
BAIC BluePark New Energy Technology Co.
Ltd., Class A
(a)
5,000 3,057
Baidu, Inc., Class A
(a)
28,650 371,628
Bank of Beijing Co. Ltd., Class A 16,100 11,437
Bank of Changsha Co. Ltd., Class A 4,400 4,388
Bank of Chengdu Co. Ltd., Class A 3,800 6,632
Bank of China Ltd., Class A 51,200 30,808
Bank of China Ltd., Class H 1,033,000 388,502
Bank of Communications Co. Ltd., Class A 30,200 25,238
Bank of Communications Co. Ltd., Class H 138,000 81,558
Bank of Hangzhou Co. Ltd., Class A 2,800 4,255
Bank of Jiangsu Co. Ltd., Class A 10,800 11,011
Bank of Nanjing Co. Ltd., Class A 4,600 5,318

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
Bank of Ningbo Co. Ltd., Class A 4,500 13,482
Bank of Shanghai Co. Ltd., Class A 12,500 11,143
Bank of Suzhou Co. Ltd., Class A 5,100 5,022
Baoshan Iron & Steel Co. Ltd., Class A 17,700 15,162
Beijing Capital Eco-Environment Protection
Group Co. Ltd., Class A 16,000 6,062
Beijing Dabeinong Technology Group Co. Ltd.,
Class A 5,500 3,631
Beijing Easpring Material Technology Co. Ltd.,
Class A 900 3,986
Beijing Kingsoft Office Software, Inc., Class A 363 10,831
Beijing New Building Materials PLC, Class A 2,700 10,045
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., Class A 2,500 5,624
Beijing Shiji Information Technology Co. Ltd.,
Class A
(a)
3,290 3,263
Beijing Tiantan Biological Products Corp., Ltd.,
Class A 1,700 6,244
Beijing Tongrentang Co. Ltd., Class A 1,300 7,916
Beijing United Information Technology Co.
Ltd., Class A 1,000 2,465
Beijing Yanjing Brewery Co. Ltd., Class A 300 341
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A 36,600 25,336
Beiqi Foton Motor Co. Ltd., Class A
(a)
11,000 3,723
Bethel Automotive Safety Systems Co. Ltd.,
Class A 400 2,872
Bilibili, Inc., Class Z
(a)
3,220 28,195
Bloomage Biotechnology Corp. Ltd., Class A 336 2,614
BOC International China Co. Ltd., Class A 3,500 5,041
BOE Technology Group Co. Ltd., Class A 27,100 13,589
BTG Hotels Group Co. Ltd., Class A
(a)
2,500 4,868
BYD Co. Ltd., Class A 1,200 28,536
BYD Co. Ltd., Class H 13,000 289,859
By-health Co. Ltd., Class A 2,700 5,660
Caitong Securities Co. Ltd., Class A 5,600 5,795
Calb Group Co. Ltd.
(a)(b)
2,000 3,725
Cambricon Technologies Corp. Ltd., Class A
(a)
141 2,160
Canmax Technologies Co. Ltd., Class A 1,600 4,386
Cathay Biotech, Inc., Class A 622 3,801
CECEP Solar Energy Co. Ltd., Class A 7,800 5,476
CECEP Wind-Power Corp., Class A 17,300 6,843
CGN Power Co. Ltd., Class A 14,100 7,502
CGN Power Co. Ltd., Class H
(b)
149,000 41,742
Changchun High & New Technology Industry
Group, Inc., Class A 300 4,774
Changjiang Securities Co. Ltd., Class A 7,100 4,875
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd., Class A 300 5,294
Chaozhou Three-Circle Group Co. Ltd., Class A 1,900 6,047
Chengxin Lithium Group Co. Ltd., Class A 1,500 4,237
Chifeng Jilong Gold Mining Co. Ltd., Class A
(a)
2,200 3,677
China Baoan Group Co. Ltd., Class A 4,000 6,017
China Cinda Asset Management Co. Ltd., Class
H 145,000 13,912
China CITIC Bank Corp. Ltd., Class H 159,000 78,714
China Coal Energy Co. Ltd., Class A 5,100 8,638
China Coal Energy Co. Ltd., Class H 25,000 27,375
China Communications Services Corp. Ltd.,
Class H 34,000 14,005
China Construction Bank Corp., Class A 2,800 2,675
China Construction Bank Corp., Class H 1,183,000 702,180
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
China CSSC Holdings Ltd., Class A 3,500 14,912
China Eastern Airlines Corp. Ltd., Class A
(a)
6,500 3,386
China Eastern Airlines Corp. Ltd., Class H
(a)
32,000 7,941
China Energy Engineering Corp. Ltd., Class A 22,500 6,613
China Energy Engineering Corp. Ltd., Class H 128,000 11,298
China Everbright Bank Co. Ltd., Class A 23,000 10,091
China Everbright Bank Co. Ltd., Class H 147,000 43,627
China Feihe Ltd.
(b)
50,000 22,898
China First Heavy Industries Co. Ltd., Class A
(a)
17,600 6,423
China Galaxy Securities Co. Ltd., Class A 3,200 5,184
China Galaxy Securities Co. Ltd., Class H 48,000 23,517
China Great Wall Securities Co. Ltd., Class A 5,000 5,098
China Greatwall Technology Group Co. Ltd.,
Class A 3,600 4,167
China Hongqiao Group Ltd. 31,000 22,683
China International Capital Corp. Ltd., Class A 800 3,601
China International Capital Corp. Ltd., Class
H
(b)
21,600 25,614
China International Marine Containers Group
Co. Ltd., Class A 9,700 10,795
China Jushi Co. Ltd., Class A 1,100 1,406
China Lesso Group Holdings Ltd. 20,000 8,827
China Life Insurance Co. Ltd., Class A 3,100 12,409
China Life Insurance Co. Ltd., Class H 89,000 102,238
China Literature Ltd.
(a)(b)
5,200 15,067
China Longyuan Power Group Corp. Ltd., Class
H 40,000 23,998
China Merchants Bank Co. Ltd., Class A 17,600 75,283
China Merchants Bank Co. Ltd., Class H 45,500 166,174
China Merchants Energy Shipping Co. Ltd.,
Class A 10,500 9,550
China Merchants Expressway Network &
Technology Holdings Co. Ltd., Class A 4,100 6,036
China Merchants Securities Co. Ltd., Class A 3,100 5,773
China Merchants Securities Co. Ltd., Class H
(b)
15,600 11,654
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 5,000 6,108
China Minsheng Banking Corp. Ltd., Class A 45,500 25,033
China Minsheng Banking Corp. Ltd., Class H 67,000 22,284
China National Building Material Co. Ltd.,
Class H 72,000 25,329
China National Chemical Engineering Co. Ltd.,
Class A 7,700 6,864
China National Nuclear Power Co. Ltd., Class A 18,100 20,900
China National Software & Service Co. Ltd.,
Class A 990 3,668
China Northern Rare Earth Group High-Tech
Co. Ltd., Class A 1,600 3,762
China Oilfield Services Ltd., Class A 300 642
China Oilfield Services Ltd., Class H 26,000 24,978
China Pacific Insurance Group Co. Ltd., Class A 6,200 21,468
China Pacific Insurance Group Co. Ltd., Class H 32,000 58,619
China Petroleum & Chemical Corp., Class A 28,700 23,825
China Petroleum & Chemical Corp., Class H 312,000 162,042
China Railway Group Ltd., Class A 13,800 12,129
China Railway Group Ltd., Class H 60,000 27,401
China Railway Signal & Communication Corp.
Ltd., Class A 6,629 4,284
China Railway Signal & Communication Corp.
Ltd., Class H
(b)
10,000 3,556
China Resources Microelectronics Ltd., Class A 805 4,243
China Resources Mixc Lifestyle Services Ltd.
(b)
7,000 20,193

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
China Resources Pharmaceutical Group Ltd.
(b)
18,500 11,265
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A 1,000 7,285
China Shenhua Energy Co. Ltd., Class A 5,200 26,885
China Shenhua Energy Co. Ltd., Class H 44,500 168,215
China Southern Airlines Co. Ltd., Class A
(a)
11,700 9,387
China Southern Airlines Co. Ltd., Class H
(a)
14,000 5,176
China Southern Power Grid Energy Storage
Co. Ltd., Class A 4,500 5,415
China State Construction Engineering Corp.
Ltd., Class A 35,000 25,057
China Suntien Green Energy Corp. Ltd., Class H 31,000 10,707
China Three Gorges Renewables Group Co.
Ltd., Class A 9,900 6,109
China Tourism Group Duty Free Corp. Ltd.,
Class A 1,500 16,674
China Tourism Group Duty Free Corp. Ltd.,
Class H
(b)
1,100 9,611
China Tower Corp. Ltd., Class H
(b)
554,000 61,656
China United Network Communications Ltd.,
Class A 26,200 16,495
China Vanke Co. Ltd., Class H 48,900 38,346
China XD Electric Co. Ltd., Class A 9,600 6,819
China Yangtze Power Co. Ltd., Class A 19,000 64,572
China Zhenhua Group Science & Technology
Co. Ltd., Class A 600 3,727
China Zheshang Bank Co. Ltd., Class A 1,500 562
China Zheshang Bank Co. Ltd., Class H 54,000 14,299
Chongqing Brewery Co. Ltd., Class A 100 774
Chongqing Changan Automobile Co. Ltd., Class
A 6,386 11,385
Chongqing Changan Automobile Co. Ltd., Class
B 56,350 28,834
Chongqing Rural Commercial Bank Co. Ltd.,
Class A 8,500 5,126
Chongqing Rural Commercial Bank Co. Ltd.,
Class H 40,000 15,555
Chongqing Zhifei Biological Products Co. Ltd.,
Class A 2,000 12,516
CITIC Ltd. 76,000 73,110
CITIC Pacific Special Steel Group Co. Ltd., Class
A 1,400 2,691
CITIC Securities Co. Ltd., Class A 8,935 25,512
CITIC Securities Co. Ltd., Class H 27,000 52,637
CMOC Group Ltd., Class A 13,600 10,172
CMOC Group Ltd., Class H 54,000 29,565
CNGR Advanced Material Co. Ltd., Class A 800 4,853
CNPC Capital Co. Ltd., Class A 4,600 3,940
Contemporary Amperex Technology Co. Ltd.,
Class A 3,500 73,899
COSCO SHIPPING Development Co. Ltd., Class
A 18,100 5,924
COSCO Shipping Energy Transportation Co.
Ltd., Class A 3,700 6,792
COSCO Shipping Energy Transportation Co.
Ltd., Class H 18,000 16,740
COSCO Shipping Holdings Co. Ltd., Class A 13,100 18,155
COSCO Shipping Holdings Co. Ltd., Class H 39,500 41,485
Country Garden Holdings Co. Ltd.
(a)
169,000 13,620
Country Garden Services Holdings Co. Ltd. 30,000 19,726
CRRC Corp. Ltd., Class A 22,400 17,753
CRRC Corp. Ltd., Class H 58,000 26,933
CSC Financial Co. Ltd., Class A 300 934
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
CSC Financial Co. Ltd., Class H
(b)
18,500 14,081
Daqin Railway Co. Ltd., Class A 13,100 13,630
DaShenLin Pharmaceutical Group Co. Ltd.,
Class A 1,500 4,764
Datang International Power Generation Co.
Ltd., Class A 9,400 3,195
Datang International Power Generation Co.
Ltd., Class H 42,000 6,447
Do-Fluoride New Materials Co. Ltd., Class A 2,700 4,565
Dong-E-E-Jiao Co. Ltd., Class A 900 6,582
Dongfang Electric Corp. Ltd., Class H 10,200 8,742
Dongfeng Motor Group Co. Ltd., Class H 38,000 14,680
Dongxing Securities Co. Ltd., Class A 5,300 5,854
East Buy Holding Ltd.
(a)(b)
6,000 17,653
East Money Information Co. Ltd., Class A 14,800 25,726
Eastroc Beverage Group Co. Ltd., Class A 100 2,266
Ecovacs Robotics Co. Ltd., Class A 700 3,117
Empyrean Technology Co. Ltd. 500 5,418
ENN Energy Holdings Ltd. 9,600 70,981
ENN Natural Gas Co. Ltd., Class A 1,800 4,382
Eve Energy Co. Ltd., Class A 2,000 9,689
Everbright Securities Co. Ltd., Class A 4,000 8,714
Fangda Carbon New Material Co. Ltd., Class
A
(a)
7,500 4,617
First Capital Securities Co. Ltd., Class A 6,900 5,046
Flat Glass Group Co. Ltd., Class A 1,100 3,127
Flat Glass Group Co. Ltd., Class H 6,000 9,042
Focus Media Information Technology Co. Ltd.,
Class A 12,100 9,522
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A 1,382 6,531
Founder Securities Co. Ltd., Class A 8,300 8,000
Foxconn Industrial Internet Co. Ltd., Class A 8,700 16,129
Fujian Sunner Development Co. Ltd., Class A 1,900 3,951
Full Truck Alliance Co. Ltd., ADR
(a)
10,456 65,664
Fuyao Glass Industry Group Co. Ltd., Class A 2,100 11,147
Fuyao Glass Industry Group Co. Ltd., Class H
(b)
7,600 34,319
GalaxyCore, Inc., Class A 1,901 4,334
Gan & Lee Pharmaceuticals Co. Ltd., Class A
(a)
800 4,087
Ganfeng Lithium Co. Ltd., Class H
(b)
5,560 14,865
Ganfeng Lithium Group Co. Ltd., Class A 1,900 9,006
G-bits Network Technology Xiamen Co. Ltd.,
Class A 100 2,521
GD Power Development Co. Ltd., Class A 10,200 6,351
GDS Holdings Ltd., ADR
(a)(c)
1,511 8,190
GEM Co. Ltd., Class A 13,800 8,650
Gemdale Corp., Class A 1,600 898
Genscript Biotech Corp.
(a)
16,000 26,526
GF Securities Co. Ltd., Class A 5,100 9,732
GF Securities Co. Ltd., Class H 12,800 12,837
Giant Biogene Holding Co. Ltd.
(a)(b)
4,600 18,624
GigaDevice Semiconductor Beijing, Inc., Class
A 480 4,179
Ginlong Technologies Co. Ltd., Class A 500 4,158
Glodon Co. Ltd., Class A 2,000 3,407
GoerTek, Inc., Class A 3,600 7,647
Goldwind Science & Technology Co. Ltd., Class
A 3,200 3,111
Goldwind Science & Technology Co. Ltd., Class
H 15,000 5,488
Gongniu Group Co. Ltd., Class A 400 5,176
Gotion High-tech Co. Ltd., Class A
(a)
500 1,302

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
Great Wall Motor Co. Ltd., Class A 1,700 4,838
Great Wall Motor Co. Ltd., Class H 31,500 30,987
Gree Electric Appliances, Inc. of Zhuhai, Class
A 4,600 22,585
Greenland Holdings Corp. Ltd., Class A
(a)
16,500 4,849
Greentown China Holdings Ltd. 16,000 11,994
GRG Banking Equipment Co. Ltd., Class A 3,000 3,965
Guangdong Haid Group Co. Ltd., Class A 800 4,212
Guanghui Energy Co. Ltd., Class A 3,200 3,142
Guangzhou Automobile Group Co. Ltd., Class H 62,000 24,507
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class A 300 1,142
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class H 4,000 9,743
Guangzhou Kingmed Diagnostics Group Co.
Ltd., Class A 500 3,639
Guangzhou Tinci Materials Technology Co.
Ltd., Class A 300 781
Guolian Securities Co. Ltd., Class H
(a)
16,000 6,202
Guosen Securities Co. Ltd., Class A 4,600 5,145
Guotai Junan Securities Co. Ltd., Class A 4,900 9,971
Guotai Junan Securities Co. Ltd., Class H
(b)
13,600 15,101
Guoyuan Securities Co. Ltd., Class A 4,900 4,361
H World Group Ltd. 20,700 64,081
Haidilao International Holding Ltd.
(b)
22,000 34,503
Haier Smart Home Co. Ltd., Class A 8,900 27,656
Haier Smart Home Co. Ltd., Class H 25,800 72,774
Hainan Airlines Holding Co. Ltd., Class A
(a)
28,000 5,343
Hainan Airport Infrastructure Co. Ltd., Class
A
(a)
14,500 7,049
Haitian International Holdings Ltd. 9,000 20,056
Haitong Securities Co. Ltd., Class A 13,400 16,406
Haitong Securities Co. Ltd., Class H 16,000 7,368
Hangzhou First Applied Material Co. Ltd.,
Class A 328 1,038
Hangzhou Oxygen Plant Group Co. Ltd., Class A 1,000 3,315
Hangzhou Robam Appliances Co. Ltd., Class A 1,500 4,540
Hangzhou Silan Microelectronics Co. Ltd.,
Class A 900 2,278
Hangzhou Tigermed Consulting Co. Ltd., Class
A 800 4,524
Hangzhou Tigermed Consulting Co. Ltd., Class
H
(b)
1,800 5,630
Han's Laser Technology Industry Group Co.
Ltd., Class A 2,100 4,826
Hansoh Pharmaceutical Group Co. Ltd.
(b)
14,000 20,989
Haohua Chemical Science & Technology Co.
Ltd., Class A 1,100 4,091
Heilongjiang Agriculture Co. Ltd., Class A 3,500 5,548
Henan Shenhuo Coal & Power Co. Ltd., Class A 2,300 5,318
Henan Shuanghui Investment & Development
Co. Ltd., Class A 2,300 9,111
Hengan International Group Co. Ltd. 9,000 27,861
Hengdian Group DMEGC Magnetics Co. Ltd.,
Class A 2,200 3,882
Hengli Petrochemical Co. Ltd., Class A
(a)
3,600 5,897
Hengtong Optic-electric Co. Ltd., Class A 2,800 4,286
Hengyi Petrochemical Co. Ltd., Class A
(a)
4,600 3,992
Hisense Home Appliances Group Co. Ltd.,
Class H 5,000 12,025
Hithink RoyalFlush Information Network Co.
Ltd., Class A 500 8,012
Hongta Securities Co. Ltd., Class A 4,300 4,384
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
Horizon Construction Development Ltd.
(a)
703 239
Hoshine Silicon Industry Co. Ltd., Class A 200 1,220
Hoyuan Green Energy Co. Ltd., Class A 279 961
Hua Hong Semiconductor Ltd.
(a)(b)
10,000 18,165
Huadian Power International Corp. Ltd., Class
A 3,600 3,044
Huadian Power International Corp. Ltd., Class
H 24,000 11,513
Huadong Medicine Co. Ltd., Class A 1,200 4,839
Huafon Chemical Co. Ltd., Class A 9,800 8,340
Hualan Biological Engineering, Inc., Class A 2,600 6,374
Huaneng Lancang River Hydropower, Inc.,
Class A 6,400 7,791
Huaneng Power International, Inc., Class A
(a)
6,400 7,809
Huaneng Power International, Inc., Class H
(a)
54,000 30,463
Huatai Securities Co. Ltd., Class A 7,300 13,971
Huatai Securities Co. Ltd., Class H
(b)
16,600 19,558
Huaxia Bank Co. Ltd., Class A 15,100 12,745
Huayu Automotive Systems Co. Ltd., Class A 3,400 7,691
Hubei Feilihua Quartz Glass Co. Ltd., Class A 800 2,808
Hubei Xingfa Chemicals Group Co. Ltd. 1,700 3,874
Huizhou Desay Sv Automaotive Co. Ltd., Class
A 500 5,924
Humanwell Healthcare Group Co. Ltd., Class A 2,000 5,619
Hunan Changyuan Lico Co. Ltd., Class A 4,094 3,205
Hunan Valin Steel Co. Ltd., Class A 7,400 5,617
Hundsun Technologies, Inc., Class A 1,100 3,224
Hygeia Healthcare Holdings Co. Ltd.
(b)
4,200 13,620
IEIT System Co. Ltd., Class A 700 2,737
iFlytek Co. Ltd., Class A 1,900 10,162
Imeik Technology Development Co. Ltd., Class
A 200 7,546
Industrial & Commercial Bank of China Ltd.,
Class A 54,800 39,462
Industrial & Commercial Bank of China Ltd.,
Class H 878,000 429,046
Industrial Bank Co. Ltd., Class A 14,700 32,207
Industrial Securities Co. Ltd., Class A 5,400 4,099
Ingenic Semiconductor Co. Ltd., Class A 500 3,312
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A
(a)
9,200 1,820
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd., Class A 18,000 8,925
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 4,100 15,470
Inner Mongolia Yitai Coal Co. Ltd., Class B 12,900 24,342
Inner Mongolia Yuan Xing Energy Co. Ltd.,
Class A 5,100 3,708
Innovent Biologics, Inc.
(a)(b)
16,000 64,473
iQIYI, Inc., ADR
(a)
6,189 20,733
JA Solar Technology Co. Ltd., Class A 676 1,603
Jason Furniture Hangzhou Co. Ltd., Class A 1,000 4,718
JCET Co. Ltd., Class A 2,100 6,575
JD Health International, Inc.
(a)(b)
12,100 39,625
JD Logistics, Inc.
(a)(b)
10,200 8,873
JD.com, Inc., Class A 31,066 344,946
Jiangsu Eastern Shenghong Co. Ltd., Class A 1,900 2,617
Jiangsu Expressway Co. Ltd., Class H 18,000 17,177
Jiangsu Hengli Hydraulic Co. Ltd., Class A 944 6,411
Jiangsu Hengrui Pharmaceuticals  Co. Ltd.,
Class A 5,240 27,333
Jiangsu King's Luck Brewery JSC Ltd., Class A 1,000 6,158

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
Jiangsu Pacific Quartz Co. Ltd., Class A 400 3,982
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 1,000 12,718
Jiangsu Yangnong Chemical Co. Ltd., Class A 700 4,792
Jiangsu Yoke Technology Co. Ltd., Class A 600 3,247
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd., Class A 1,000 4,439
Jiangsu Zhongtian Technology Co. Ltd., Class A 3,700 5,957
Jiangxi Copper Co. Ltd., Class A 3,500 8,775
Jiangxi Copper Co. Ltd., Class H 12,000 16,763
Jinduicheng Molybdenum Co. Ltd., Class A 3,300 4,187
Jinko Solar Co. Ltd. 5,470 6,049
JiuGui Liquor Co. Ltd., Class A 500 4,323
Joincare Pharmaceutical Group Industry Co.
Ltd. 3,300 4,937
Jonjee High-Tech Industrial & Commercial
Holding Co. Ltd.
(a)
1,100 3,366
Juewei Food Co. Ltd., Class A 900 2,513
Juneyao Airlines Co. Ltd., Class A
(a)
3,000 4,964
Kanzhun Ltd., ADR 3,686 51,272
KE Holdings, Inc., Class A 30,700 140,791
Keda Clean Energy Co. Ltd. 3,000 4,525
Kingdee International Software Group Co.
Ltd.
(a)
37,000 35,640
Kingfa Sci & Tech Co. Ltd., Class A 9,300 7,992
Kingnet Network Co. Ltd., Class A 2,500 3,312
Kingsoft Corp. Ltd. 12,200 29,559
Kuaishou Technology, Class B
(a)(b)
26,600 133,047
Kuang-Chi Technologies Co. Ltd., Class A
(a)
3,200 5,313
Kunlun Tech Co. Ltd., Class A
(a)
1,100 4,544
Kweichow Moutai Co. Ltd., Class A 1,000 223,539
Lao Feng Xiang Co. Ltd., Class B 3,000 10,704
LB Group Co. Ltd., Class A 3,600 8,068
Lenovo Group Ltd. 94,000 98,242
Lens Technology Co. Ltd., Class A 4,600 6,695
Lepu Medical Technology Beijing Co. Ltd.,
Class A 2,300 4,197
Levima Advanced Materials Corp., Class A 1,300 2,600
Li Auto, Inc., Class A
(a)
13,100 177,633
Li Ning Co. Ltd. 27,000 57,335
Liaoning Port Co. Ltd. 38,600 7,366
Lingyi iTech Guangdong Co., Class A 7,600 5,028
Livzon Pharmaceutical Group, Inc., Class H 3,400 10,351
Longfor Group Holdings Ltd.
(b)
28,500 31,390
LONGi Green Energy Technology Co. Ltd.,
Class A 4,036 10,878
Longshine Technology Group Co. Ltd., Class A 1,700 2,557
Lufax Holding Ltd., ADR 2,999 7,108
Luxshare Precision Industry Co. Ltd., Class A 5,500 19,527
Luzhou Laojiao Co. Ltd., Class A 1,100 22,492
Mango Excellent Media Co. Ltd., Class A 1,800 5,365
Maxscend Microelectronics Co. Ltd., Class A 400 5,145
Meihua Holdings Group Co. Ltd., Class A 4,100 5,694
Meituan, Class B
(a)(b)
59,370 475,051
Metallurgical Corp. of China Ltd., Class H 71,000 13,896
Microport Scientific Corp.
(a)
11,100 8,193
Ming Yang Smart Energy Group Ltd., Class A 300 376
MINISO Group Holding Ltd. 6,400 26,690
Minth Group Ltd. 10,000 16,195
Montage Technology Co. Ltd., Class A 1,140 7,177
Muyuan Foods Co. Ltd., Class A 3,620 17,773
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd., Class A 2,800 5,082
Nanjing Securities Co. Ltd., Class A 5,500 5,707
NARI Technology Co. Ltd., Class A 6,744 19,735
National Silicon Industry Group Co. Ltd., Class
A
(a)
3,073 6,074
NAURA Technology Group Co. Ltd., Class A 400 12,689
NavInfo Co. Ltd., Class A
(a)
4,100 3,706
NetEase, Inc. 23,400 453,497
New China Life Insurance Co. Ltd., Class A 2,000 8,524
New China Life Insurance Co. Ltd., Class H 10,700 19,108
New Hope Liuhe Co. Ltd., Class A
(a)
600 683
New Oriental Education & Technology Group,
Inc.
(a)
19,900 151,339
Ninestar Corp., Class A 300 811
Ningbo Deye Technology Co. Ltd., Class A 440 4,141
Ningbo Shanshan Co. Ltd. 4,000 5,560
Ningbo Tuopu Group Co. Ltd., Class A 1,200 8,146
Ningbo Zhoushan Port Co. Ltd., Class A 3,200 1,596
Ningxia Baofeng Energy Group Co. Ltd., Class
A 7,200 13,378
NIO, Inc., Class A
(a)
16,490 93,026
Nongfu Spring Co. Ltd., Class H
(b)
23,600 127,853
Offcn Education Technology Co. Ltd., Class A
(a)
8,700 4,278
Onewo, Inc., Class H 2,600 5,860
Oppein Home Group, Inc., Class A 600 5,119
Orient Securities Co. Ltd., Class A 3,192 3,677
Orient Securities Co. Ltd., Class H
(b)
14,800 5,755
Pangang Group Vanadium Titanium &
Resources Co. Ltd., Class A
(a)
9,200 3,614
People.cn Co. Ltd., Class A 900 2,708
People's Insurance Co. Group of China Ltd.
(The), Class A 8,800 6,251
People's Insurance Co. Group of China Ltd.
(The), Class H 122,000 37,924
Perfect World Co. Ltd., Class A 2,500 3,329
PetroChina Co. Ltd., Class A 15,500 18,048
PetroChina Co. Ltd., Class H 288,000 208,155
Pharmaron Beijing Co. Ltd., Class A 1,300 3,821
Pharmaron Beijing Co. Ltd., Class H
(b)
4,300 5,567
PICC Property & Casualty Co. Ltd., Class H 90,000 111,906
Ping An Bank Co. Ltd., Class A 11,400 15,021
Ping An Insurance Group Co. of China Ltd.,
Class A 10,700 60,374
Ping An Insurance Group Co. of China Ltd.,
Class H 76,500 320,004
Poly Developments and Holdings Group Co.
Ltd., Class A 7,100 9,434
Poly Property Services Co. Ltd., Class H 2,800 9,922
Pop Mart International Group Ltd.
(b)
8,800 19,723
Postal Savings Bank of China Co. Ltd., Class A 15,200 10,014
Postal Savings Bank of China Co. Ltd., Class H
(b)
165,000 79,152
Power Construction Corp. of China Ltd., Class
A 7,800 5,465
Qi An Xin Technology Group, Inc., Class A
(a)
909 3,765
Quinghai Salt Lake Industry Co. Ltd., Class A
(a)
600 1,198
Remegen Co. Ltd., Class H
(a)(b)
2,000 3,894
Rongsheng Petrochemical Co. Ltd., Class A 6,500 8,574
SAIC Motor Corp. Ltd., Class A 6,400 12,186
Sailun Group Co. Ltd., Class A 3,400 5,721
Sanan Optoelectronics Co. Ltd., Class A 3,800 5,827
Sangfor Technologies, Inc., Class A
(a)
500 3,803

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
Sany Heavy Equipment International Holdings
Co. Ltd. 15,000 9,729
Sany Heavy Industry Co. Ltd., Class A 5,500 10,012
Satellite Chemical Co. Ltd., Class A
(a)
1,942 3,692
SDIC Capital Co. Ltd., Class A 7,100 6,606
SDIC Power Holdings Co. Ltd., Class A 5,900 11,513
Seazen Holdings Co. Ltd., Class A
(a)
5,300 7,264
Sensetime Group, Inc., Class B
(a)(b)
230,000 23,243
Seres Group Co. Ltd., Class A
(a)
1,300 10,287
SF Holding Co. Ltd., Class A 2,000 9,811
SG Micro Corp., Class A 500 4,328
Shaanxi Beiyuan Chemical Industry Group Co.
Ltd., Class A 11,400 7,050
Shaanxi Coal Industry Co. Ltd., Class A 6,300 21,218
Shaanxi Energy Investment Co. Ltd. 4,300 4,905
Shandong Gold Mining Co. Ltd., Class A 3,400 9,741
Shandong Gold Mining Co. Ltd., Class H
(b)
12,400 17,861
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A 1,300 4,414
Shandong Linglong Tyre Co. Ltd., Class A 2,100 5,739
Shandong Nanshan Aluminum Co. Ltd., Class A 19,400 7,755
Shandong Sinocera Functional Material Co.
Ltd., Class A 1,500 3,702
Shandong Sun Paper Industry JSC Ltd., Class A 2,800 4,738
Shandong Weigao Group Medical Polymer Co.
Ltd., Class H 30,400 19,483
Shanghai Aiko Solar Energy Co. Ltd., Class A 1,700 3,268
Shanghai Bairun Investment Holding Group
Co. Ltd., Class A 1,200 3,304
Shanghai Baosight Software Co. Ltd., Class A 1,528 8,726
Shanghai Baosight Software Co. Ltd., Class B 6,720 13,218
Shanghai Electric Group Co. Ltd., Class A
(a)
13,500 7,484
Shanghai Electric Group Co. Ltd., Class H
(a)
38,000 7,097
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A 500 1,520
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class H 8,000 13,570
Shanghai Fudan Microelectronics Group Co.
Ltd., Class H 5,000 5,968
Shanghai International Airport Co. Ltd., Class
A
(a)
900 4,149
Shanghai International Port Group Co. Ltd.,
Class A 7,800 5,997
Shanghai Jinjiang International Hotels Co. Ltd.,
Class A 200 705
Shanghai Junshi Biosciences Co. Ltd., Class A
(a)
864 3,371
Shanghai Junshi Biosciences Co. Ltd., Class
H
(a)(b)
1,600 2,493
Shanghai Lingang Holdings Corp., Ltd., Class A 3,600 4,924
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., Class B 18,300 6,789
Shanghai M&G Stationery, Inc., Class A 1,100 4,694
Shanghai Microport Medbot Group Co. Ltd.
(a)
3,000 4,375
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A 3,400 8,027
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H 4,200 5,932
Shanghai Pudong Development Bank Co. Ltd.,
Class A 21,000 19,978
Shanghai Putailai New Energy Technology Co.
Ltd., Class A 730 1,674
Shanghai RAAS Blood Products Co. Ltd., Class
A 8,500 7,613
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
Shanghai Rural Commercial Bank Co. Ltd.,
Class A 12,400 10,915
Shanghai Yuyuan Tourist Mart Group Co. Ltd.,
Class A 5,800 5,033
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd. 1,400 3,116
Shanghai Zhonggu Logistics Co. Ltd., Class A 3,200 3,209
Shanxi Coking Coal Energy Group Co. Ltd.,
Class A 6,600 9,643
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 1,900 6,272
Shanxi Meijin Energy Co. Ltd., Class A
(a)
6,100 4,554
Shanxi Taigang Stainless Steel Co. Ltd., Class A 12,800 6,365
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 860 23,970
Shede Spirits Co. Ltd., Class A 400 4,608
Shenergy Co. Ltd., Class A 5,700 5,756
Shengyi Technology Co. Ltd., Class A 3,100 6,196
Shennan Circuits Co. Ltd., Class A 600 4,417
Shenwan Hongyuan Group Co. Ltd., Class A 18,000 10,956
Shenzhen Capchem Technology Co. Ltd., Class
A 900 4,662
Shenzhen Energy Group Co. Ltd., Class A 7,800 6,736
Shenzhen Goodix Technology Co. Ltd., Class
A
(a)
400 2,931
Shenzhen Inovance Technology Co. Ltd., Class
A 2,400 18,706
Shenzhen Kangtai Biological Products Co. Ltd.,
Class A 1,500 4,367
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A 1,000 37,374
Shenzhen New Industries Biomedical
Engineering Co. Ltd., Class A 600 5,774
Shenzhen Overseas Chinese Town Co. Ltd.,
Class A
(a)
10,900 4,479
Shenzhen Salubris Pharmaceuticals Co. Ltd.,
Class A 1,200 4,334
Shenzhen Transsion Holdings Co. Ltd., Class A 581 11,058
Shenzhou International Group Holdings Ltd. 10,200 91,010
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A 2,100 5,759
Sichuan Chuantou Energy Co. Ltd., Class A 6,300 13,627
Sichuan Hebang Corp. Ltd. 18,200 5,805
Sichuan Kelun Pharmaceutical Co. Ltd., Class A 1,800 5,796
Sichuan Road and Bridge Group Co. Ltd., Class
A 4,560 5,094
Sichuan Yahua Industrial Group Co. Ltd., Class
A 3,700 4,999
Sieyuan Electric Co. Ltd., Class A 800 5,635
Sinolink Securities Co. Ltd., Class A 5,100 5,946
Sinoma International Engineering Co. 3,300 5,102
Sinoma Science & Technology Co. Ltd., Class A 2,500 4,948
Sinomach Heavy Equipment Group Co. Ltd.,
Class A
(a)
17,300 6,313
Sinopec Shanghai Petrochemical Co. Ltd., Class
H
(a)
76,000 10,305
Sinopharm Group Co. Ltd., Class H 18,000 47,318
Sinotrans Ltd., Class H 27,000 11,260
Sinotruk Hong Kong Ltd. 9,000 20,447
Skshu Paint Co. Ltd., Class A
(a)
600 3,008
Smoore International Holdings Ltd.
(b)
18,000 10,891
Songcheng Performance Development Co. Ltd.,
Class A 3,600 4,458

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
SooChow Securities Co. Ltd., Class A 5,300 4,961
Spring Airlines Co. Ltd., Class A
(a)
1,100 8,021
StarPower Semiconductor Ltd., Class A 100 1,774
State Grid Yingda Co. Ltd. 8,400 5,195
Sungrow Power Supply Co. Ltd., Class A 1,200 13,102
Sunny Optical Technology Group Co. Ltd. 8,300 50,699
Sunresin New Materials Co. Ltd., Class A 600 3,688
Sunwoda Electronic Co. Ltd., Class A 2,700 4,389
SUPCON Technology Co. Ltd., Class A 674 3,314
Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class A 400 696
Suzhou Maxwell Technologies Co. Ltd., Class A 300 4,283
TAL Education Group, ADR
(a)
5,700 60,648
TBEA Co. Ltd., Class A 2,320 4,540
TCL Technology Group Corp., Class A
(a)
18,300 10,323
Tencent Holdings Ltd. 80,100 2,772,722
Tencent Music Entertainment Group, Class A
(a)
16,700 74,450
Thunder Software Technology Co. Ltd., Class A 500 3,488
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 1,650 2,827
Tianqi Lithium Corp., Class A 300 1,943
Tianqi Lithium Corp., Class H 3,000 13,221
Tianshan Aluminum Group Co. Ltd., Class A 5,100 3,715
Tianshui Huatian Technology Co. Ltd., Class A 5,200 4,715
Tingyi Cayman Islands Holding Corp. 24,000 23,824
Tongcheng Travel Holdings Ltd.
(a)
16,800 34,128
TongKun Group Co. Ltd.
(a)
3,300 5,461
Tongling Nonferrous Metals Group Co. Ltd.,
Class A 16,100 6,772
Tongwei Co. Ltd., Class A 2,500 8,113
Topchoice Medical Corp., Class A
(a)
400 3,313
Topsports International Holdings Ltd.
(b)
36,000 23,256
Travelsky Technology Ltd., Class H 14,000 14,077
Trina Solar Co. Ltd., Class A 1,935 6,226
Trip.com Group Ltd.
(a)
7,100 254,673
Tsingtao Brewery Co. Ltd., Class A 900 8,732
Tsingtao Brewery Co. Ltd., Class H 8,000 45,591
Unigroup Guoxin Microelectronics Co. Ltd.,
Class A
(a)
979 7,134
Uni-President China Holdings Ltd. 19,000 10,646
Unisplendour Corp. Ltd., Class A
(a)
3,500 7,585
Venustech Group, Inc., Class A 1,500 3,869
Verisilicon Microelectronics Shanghai Co. Ltd.,
Class A
(a)
159 768
Vipshop Holdings Ltd., ADR
(a)
4,851 77,082
Walvax Biotechnology Co. Ltd., Class A 2,500 5,746
Wanda Film Holding Co. Ltd., Class A
(a)
2,600 4,009
Wangfujing Group Co. Ltd. 1,800 3,477
Wanhua Chemical Group Co. Ltd., Class A 2,300 22,326
Weibo Corp., ADR 1,188 9,623
Weichai Power Co. Ltd., Class A 8,800 18,104
Weichai Power Co. Ltd., Class H 23,000 40,603
Weihai Guangwei Composites Co. Ltd., Class A 1,600 5,235
Wens Foodstuffs Group Co. Ltd., Class A 5,600 14,656
Western Mining Co. Ltd., Class A 3,100 6,140
Western Securities Co. Ltd., Class A 6,400 5,313
Will Semiconductor Ltd., Class A 1,040 12,494
Wingtech Technology Co. Ltd., Class A
(a)
1,000 4,659
Winner Medical Co. Ltd., Class A 1,800 7,745
Wintime Energy Group Co. Ltd., Class A
(a)
36,200 6,605
Wuhan Guide Infrared Co. Ltd., Class A 6,200 4,655
Wuliangye Yibin Co. Ltd., Class A 2,800 49,257
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
WUS Printed Circuit Kunshan Co. Ltd., Class A 2,300 6,314
Wuxi AppTec Co. Ltd., Class A 2,740 20,685
Wuxi AppTec Co. Ltd., Class H
(b)
4,200 29,013
Wuxi Biologics Cayman, Inc.
(a)(b)
48,000 125,875
Wuxi Lead Intelligent Equipment Co. Ltd.,
Class A 1,700 4,703
XCMG Construction Machinery Co. Ltd., Class
A 8,000 6,273
Xiamen Faratronic Co. Ltd. 300 3,594
Xiamen Tungsten Co. Ltd., Class A 2,300 4,885
Xiaomi Corp., Class B
(a)(b)
207,200 326,548
Xinhu Zhongbao Co. Ltd., Class A 14,700 4,320
Xinjiang Daqo New Energy Co. Ltd., Class A 1,254 4,574
Xinjiang Tianshan Cement Co. Ltd., Class A 7,700 7,100
Xinyi Solar Holdings Ltd. 46,266 21,188
XPeng, Inc., Class A
(a)
14,700 60,833
Yadea Group Holdings Ltd.
(b)
16,000 21,859
Yankuang Energy Group Co. Ltd., Class A 1,500 4,774
Yankuang Energy Group Co. Ltd., Class H 30,000 61,556
Yantai Jereh Oilfield Services Group Co. Ltd.,
Class A 1,200 4,406
Yealink Network Technology Corp., Ltd., Class
A 1,300 4,413
Yifeng Pharmacy Chain Co. Ltd., Class A 1,100 5,813
Yihai Kerry Arawana Holdings Co. Ltd., Class A 2,300 9,473
Yintai Gold Co. Ltd., Class A 2,800 5,491
Yonghui Superstores Co. Ltd., Class A
(a)
10,600 3,617
YongXing Special Materials Technology Co.
Ltd., Class A 630 3,917
Yonyou Network Technology Co. Ltd., Class A 1,000 1,559
Youngor Fashion Co. Ltd. 5,800 5,445
YSB, Inc.
(a)
3,400 2,971
YTO Express Group Co. Ltd., Class A 300 466
Yunda Holding Co. Ltd., Class A 4,500 3,911
Yunnan Aluminium Co. Ltd., Class A 4,500 6,719
Yunnan Baiyao Group Co. Ltd., Class A 1,180 7,644
Yunnan Botanee Bio-Technology Group Co.
Ltd., Class A 600 4,705
Yunnan Chihong Z, Inc.&Germanium Co. Ltd.,
Class A 7,600 4,933
Yunnan Energy New Material Co. Ltd., Class A 300 1,775
Yunnan Tin Co. Ltd., Class A 2,700 4,731
Yunnan Yuntianhua Co. Ltd., Class A 2,300 5,049
Zai Lab Ltd., ADR
(a)(c)
1,209 26,078
Zangge Mining Co. Ltd., Class A 1,900 6,555
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 400 11,109
Zhaojin Mining Industry Co. Ltd., Class H 19,000 17,743
Zhefu Holding Group Co. Ltd., Class A 14,900 6,413
Zhejiang Century Huatong Group Co. Ltd.,
Class A
(a)
9,000 5,265
Zhejiang China Commodities City Group Co.
Ltd., Class A 6,500 6,736
Zhejiang Chint Electrics Co. Ltd., Class A 300 779
Zhejiang Dahua Technology Co. Ltd., Class A 2,500 5,411
Zhejiang Expressway Co. Ltd., Class H 22,000 16,323
Zhejiang Huahai Pharmaceutical Co. Ltd. 2,600 4,190
Zhejiang Huayou Cobalt Co. Ltd., Class A 350 1,215
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A 1,400 6,384
Zhejiang Jiuzhou Pharmaceutical Co. Ltd.,
Class A 1,200 2,997

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 21.0% (continued)
Zhejiang Juhua Co. Ltd., Class A 3,200 7,109
Zhejiang Leapmotor Technology Co. Ltd.
(a)(b)
8,200 22,186
Zhejiang Longsheng Group Co. Ltd., Class A 7,300 7,829
Zhejiang NHU Co. Ltd., Class A 2,780 6,211
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A 2,900 8,482
Zhejiang Supor Co. Ltd., Class A 700 4,938
Zhejiang Weiming Environment Protection Co.
Ltd., Class A 1,900 4,107
Zhejiang Weixing New Building Materials Co.
Ltd., Class A 2,300 4,350
Zhejiang Zheneng Electric Power Co. Ltd.,
Class A
(a)
7,100 5,320
Zhengzhou Coal Mining Machinery Group Co.
Ltd., Class H 5,800 6,700
Zheshang Securities Co. Ltd., Class A 5,600 7,527
Zhongan Online P&c Insurance Co. Ltd., Class
H
(a)(b)
10,100 15,711
Zhongji Innolight Co. Ltd., Class A 600 8,591
Zhongjin Gold Corp. Ltd., Class A 5,000 6,560
Zhongsheng Group Holdings Ltd. 9,500 15,969
Zhongtai Securities Co. Ltd., Class A 9,900 9,004
Zhuzhou CRRC Times Electric Co. Ltd., Class A 5,271 24,448
Zhuzhou CRRC Times Electric Co. Ltd., Class H 800 1,963
Zijin Mining Group Co. Ltd., Class A 17,600 29,515
Zijin Mining Group Co. Ltd., Class H 74,000 109,619
Zjld Group, Inc.
(a)(b)
5,400 5,443
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A 7,200 7,221
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H 27,000 14,368
ZTE Corp., Class A 2,700 8,258
ZTE Corp., Class H 10,800 18,762
ZTO Express Cayman, Inc. 5,800 94,079
19,235,267
Colombia – 0.1%
Bancolombia SA 2,956 24,760
Ecopetrol SA 73,214 43,710
Interconexion Electrica SA ESP 4,817 20,765
89,235
Czech Republic – 0.1%
CEZ AS 2,084 79,153
Komercni Banka AS 947 31,196
110,349
Egypt – 0.1%
Commercial International Bank Egypt SAE 37,145 105,905
Greece – 0.5%
Alpha Services And Holdings SA
(a)
24,970 44,754
Eurobank Ergasias Services & Holdings SA
(a)
32,941 63,943
Hellenic Telecommunications Organization SA 2,335 32,593
Jumbo SA 1,347 38,042
Motor Oil Hellas Corinth Refineries SA 742 20,375
Mytilineos SA 1,396 57,623
National Bank of Greece SA
(a)
6,831 52,164
OPAP SA 2,641 45,958
Piraeus Financial Holdings SA
(a)
8,225 33,504
Public Power Corp. SA
(a)
2,628 34,941
Star Bulk Carriers Corp. 893 19,414
Terna Energy SA 787 12,857
456,168
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Hong Kong – 0.9%
Beijing Enterprises Holdings Ltd. 6,500 23,531
Beijing Enterprises Water Group Ltd. 64,000 15,555
BOC Hong Kong Holdings Ltd. 39,500 94,591
C&D International Investment Group Ltd. 6,000 9,932
China Everbright Environment Group Ltd. 55,000 19,137
China Jinmao Holdings Group Ltd. 140,000 11,104
China Medical System Holdings Ltd. 17,000 24,356
China Merchants Port Holdings Co. Ltd. 16,000 19,813
China Overseas Land & Investment Ltd. 47,000 70,705
China Overseas Property Holdings Ltd. 20,000 13,227
China Power International Development Ltd. 63,000 23,533
China Resources Beer Holdings Co. Ltd. 20,000 72,020
China Resources Building Materials
Technology Holdings Ltd. 50,000 7,995
China Resources Gas Group Ltd. 11,500 32,511
China Resources Land Ltd. 38,000 114,721
China Resources Power Holdings Co. Ltd. 20,000 40,423
China Ruyi Holdings Ltd.
(a)
88,000 14,747
China State Construction International
Holdings Ltd. 24,000 25,329
China Taiping Insurance Holdings Co. Ltd. 21,200 17,573
Far East Horizon Ltd.
(c)
19,000 13,903
Guangdong Investment Ltd. 34,000 19,746
Kunlun Energy Co. Ltd. 50,000 44,709
Orient Overseas International Ltd. 1,500 22,335
Shandong Hi-Speed Holdings Group Ltd.
(a)
41,000 29,109
Want Want China Holdings Ltd. 58,000 31,978
Yuexiu Property Co. Ltd. 22,000 13,706
826,289
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC 4,173 34,374
OTP Bank NYRT 3,046 141,837
Richter Gedeon NYRT 1,740 47,210
223,421
India – 19.6%
ABB India Ltd. 612 34,428
ACC Ltd. 904 27,697
Adani Energy Solutions Ltd.
(a)
3,525 45,328
Adani Enterprises Ltd. 4,058 153,536
Adani Green Energy Ltd.
(a)
3,998 80,373
Adani Ports & Special Economic Zone Ltd. 9,799 142,500
Adani Power Ltd.
(a)
10,379 70,328
Adani Total Gas Ltd. 2,925 35,657
Adani Wilmar Ltd.
(a)
2,203 9,429
Aditya Birla Capital Ltd.
(a)
6,485 13,361
Alkem Laboratories Ltd. 383 23,042
Ambuja Cements Ltd. 8,259 55,724
APL Apollo Tubes Ltd. 2,145 38,831
Apollo Hospitals Enterprise Ltd. 1,271 97,233
Ashok Leyland Ltd. 18,220 38,593
Asian Paints Ltd. 5,354 190,699
Astral Ltd. 1,528 33,679
AU Small Finance Bank Ltd.
(b)
5,929 45,451
Aurobindo Pharma Ltd. 3,607 49,968
Avenue Supermarts Ltd.
(a)(b)
1,901 86,821
Axis Bank Ltd. 30,083 386,798
Bajaj Auto Ltd. 926 85,499
Bajaj Finance Ltd. 3,497 288,999
Bajaj Finserv Ltd. 5,139 100,702
Bajaj Holdings & Investment Ltd. 353 35,563
Balkrishna Industries Ltd. 976 28,844

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
India – 19.6% (continued)
Bandhan Bank Ltd.
(b)
10,217 28,174
Bank of Baroda 12,325 36,748
Bank of India 9,310 15,578
Berger Paints India Ltd. 3,094 21,056
Bharat Electronics Ltd. 49,450 110,698
Bharat Forge Ltd. 3,241 48,209
Bharat Heavy Electricals Ltd. 16,355 44,953
Bharat Petroleum Corp. Ltd. 11,458 69,312
Bharti Airtel Ltd. 31,732 447,338
Biocon Ltd. 6,415 20,733
Bosch Ltd. 104 29,516
Britannia Industries Ltd. 1,539 96,339
Canara Bank 4,472 25,956
CG Power & Industrial Solutions Ltd. 8,034 45,330
Cholamandalam Investment & Finance Co. Ltd. 5,384 76,772
Cipla Ltd. 7,146 116,255
Coal India Ltd. 27,946 136,678
Colgate-Palmolive India Ltd. 1,733 53,613
Container Corp. of India Ltd. 3,458 36,956
Cummins India Ltd. 1,718 47,455
Dabur India Ltd. 6,210 40,351
Dalmia Bharat Ltd. 1,020 28,002
Deepak Nitrite Ltd. 987 27,406
Delhivery Ltd.
(a)
3,603 19,500
Divi's Laboratories Ltd. 1,563 69,086
DLF Ltd. 9,110 88,046
Dr. Reddy's Laboratories Ltd. 1,542 113,661
Eicher Motors Ltd. 1,818 84,057
Embassy Office Parks REIT
(d)
7,540 32,609
FSN E-Commerce Ventures Ltd.
(a)
13,834 27,195
Gail India Ltd. 34,445 71,591
General Insurance Corp. of India
(b)
2,777 12,599
Gland Pharma Ltd.
(a)(b)
805 18,966
Godrej Consumer Products Ltd. 5,240 73,460
Godrej Properties Ltd.
(a)
1,401 40,104
Grasim Industries Ltd. 4,347 113,852
Gujarat Fluorochemicals Ltd. 457 20,274
Gujarat Gas Ltd. 2,329 16,303
Havells India Ltd. 2,996 46,699
HCL Technologies Ltd. 13,955 264,837
HDFC Asset Management Co. Ltd.
(b)
988 42,610
HDFC Bank Ltd. 36,232 638,111
HDFC Life Insurance Co. Ltd.
(b)
12,240 84,986
Hero Motocorp Ltd. 1,648 91,714
Hindalco Industries Ltd. 18,687 130,369
Hindustan Aeronautics Ltd. 2,221 80,219
Hindustan Petroleum Corp. Ltd.
(a)
8,288 46,234
Hindustan Unilever Ltd. 11,695 349,475
Honeywell Automation India Ltd. 28 13,044
ICICI Bank Ltd. 67,011 829,651
ICICI Lombard General Insurance Co. Ltd.
(b)
3,127 56,373
ICICI Prudential Life Insurance Co. Ltd.
(b)
4,024 24,386
IDFC First Bank Ltd.
(a)
36,821 37,400
Indian Bank 2,806 16,856
Indian Hotels Co. Ltd., Class A 10,741 63,720
Indian Oil Corp. Ltd. 51,661 91,417
Indian Railway Catering & Tourism Corp. Ltd. 3,849 45,292
Indian Railway Finance Corp. Ltd.
(b)
22,730 47,941
Indraprastha Gas Ltd. 4,601 23,846
Indus Towers Ltd.
(a)
10,959 29,290
Indusind Bank Ltd. 7,796 144,014
Info Edge India Ltd. 962 58,288
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
India – 19.6% (continued)
Infosys Ltd. 46,663 933,274
InterGlobe Aviation Ltd.
(a)(b)
1,396 49,782
ITC Ltd. 39,906 212,183
Jindal Stainless Ltd. 3,763 26,137
Jindal Steel & Power Ltd. 5,146 46,919
Jio Financial Services Ltd.
(a)
43,267 129,342
JSW Energy Ltd. 4,762 28,944
JSW Steel Ltd. 12,473 122,960
Jubilant Foodworks Ltd. 5,211 32,602
Kotak Mahindra Bank Ltd. 13,808 303,491
L&T Technology Services Ltd.
(b)
346 23,265
Larsen & Toubro Ltd. 9,187 384,959
Life Insurance Corp. of India 3,018 34,516
Linde India Ltd. 243 16,364
LTImindtree Ltd.
(b)
1,218 79,914
Lupin Ltd. 2,989 54,182
Macrotech Developers Ltd.
(b)
2,967 38,233
Mahindra & Mahindra Financial Services Ltd. 7,487 26,074
Mahindra & Mahindra Ltd. 11,615 230,996
Mankind Pharma Ltd.
(a)
430 10,356
Marico Ltd. 6,017 38,246
Maruti Suzuki India Ltd. 1,754 215,162
Max Financial Services Ltd.
(a)
2,839 30,437
Max Healthcare Institute Ltd. 9,357 87,977
Mazagon Dock Shipbuilders Ltd. 369 10,180
Mphasis Ltd. 1,107 34,639
Mrf Ltd. 26 44,639
Muthoot Finance Ltd. 1,206 20,258
Nestle India Ltd. 4,780 144,245
NHPC Ltd. 32,095 35,151
NMDC Ltd. 14,491 38,363
NTPC Ltd. 63,569 243,042
Oberoi Realty Ltd. 1,243 19,813
Oil & Natural Gas Corp. Ltd. 51,129 155,307
One 97 Communications Ltd.
(a)
2,637 24,171
Oracle Financial Services Software Ltd. 242 19,003
Page Industries Ltd. 66 29,656
Patanjali Foods Ltd. 875 16,670
PB Fintech Ltd.
(a)
3,112 37,564
Persistent Systems Ltd. 640 64,376
Petronet LNG Ltd. 9,370 30,363
Pi Industries Ltd. 1,057 42,928
Pidilite Industries Ltd. 2,030 61,920
Polycab India Ltd. 551 28,817
Power Finance Corp. Ltd. 18,276 97,549
Power Grid Corp. of India Ltd. 60,589 189,186
Procter & Gamble Hygiene & Health Care Ltd. 121 25,127
Punjab National Bank 27,009 37,207
Rail Vikas Nigam Ltd. 7,232 26,844
Rec Ltd. 15,801 94,956
Reliance Industries Ltd. 44,682 1,535,202
Samvardhana Motherson International Ltd. 26,473 36,102
SBI Cards & Payment Services Ltd. 3,105 26,747
SBI Life Insurance Co. Ltd.
(b)
6,156 103,867
Schaeffler India Ltd. 494 18,626
Shree Cement Ltd. 111 38,170
Shriram Finance Ltd. 3,062 90,956
Siemens Ltd. 1,211 60,378
Solar Industries India Ltd. 295 22,939
Sona BLW Precision Forgings Ltd.
(b)
3,539 26,345
SRF Ltd. 1,849 51,769
State Bank of India 23,812 183,657

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
India – 19.6% (continued)
Steel Authority of India Ltd. 19,131 28,221
Sun Pharmaceutical Industries Ltd. 14,199 242,530
Supreme Industries Ltd. 745 37,051
Suzlon Energy Ltd.
(a)
127,471 70,533
Tata Communications Ltd. 1,451 30,351
Tata Consultancy Services Ltd. 12,993 597,042
Tata Consumer Products Ltd. 7,995 107,635
Tata Elxsi Ltd. 444 40,662
Tata Motors Ltd. 24,044 256,006
Tata Motors Ltd., Class A 5,911 41,569
Tata Power Co. Ltd. (The) 22,002 103,262
Tata Steel Ltd. 104,019 170,288
Tech Mahindra Ltd. 8,159 131,030
Thermax Ltd. 439 16,817
Titan Co. Ltd. 5,024 223,695
Torrent Pharmaceuticals Ltd. 1,112 33,893
Trent Ltd. 2,298 85,423
Tube Investments of India Ltd. 1,282 60,177
TVS Motor Co. Ltd. 2,788 67,191
UltraTech Cement Ltd. 1,539 188,425
Union Bank of India Ltd. 18,535 31,214
United Breweries Ltd. 691 15,045
United Spirits Ltd. 3,916 51,388
UPL Ltd. 7,079 45,836
Varun Beverages Ltd. 6,200 95,594
Vedant Fashions Ltd. 390 4,713
Vedanta Ltd. 12,693 41,857
Vodafone Idea Ltd.
(a)
104,194 18,005
Voltas Ltd. 2,956 38,897
Wipro Ltd. 18,160 104,562
Wns Holdings Ltd., ADR
(a)
580 40,223
Yes Bank Ltd.
(a)
162,543 47,171
Zomato Ltd.
(a)
50,163 84,296
Zydus Lifesciences Ltd. 3,135 28,721
17,962,956
Indonesia – 2.0%
Adaro Energy Indonesia Tbk PT 134,700 20,487
Adaro Minerals Indonesia Tbk PT
(a)
89,900 8,403
Amman Mineral Internasional PT
(a)
176,100 83,977
Aneka Tambang Tbk 118,400 11,630
Astra International Tbk PT 262,900 85,384
Bank Central Asia Tbk PT 670,000 405,482
Bank Mandiri (Persero) Tbk PT 492,200 207,423
Bank Negara Indonesia (Persero) Tbk PT 197,300 71,893
Bank Rakyat Indonesia (Persero) Tbk PT 925,900 334,451
Barito Pacific Tbk PT 365,348 24,542
Chandra Asri Petrochemical Tbk PT 96,000 32,852
Charoen Pokphand Indonesia Tbk PT 104,200 29,583
Dayamitra Telekomunikasi PT 300,200 12,936
Elang Mahkota Teknologi Tbk PT 228,900 6,731
Goto Gojek Tokopedia Tbk PT, Class A
(a)
9,627,600 53,690
Gudang Garam Tbk PT 6,900 8,614
Indah Kiat Pulp & Paper Tbk PT 34,600 17,157
Indocement Tunggal Prakarsa Tbk PT 22,700 12,983
Indofood CBP Sukses Makmur Tbk PT 22,500 16,789
Indofood Sukses Makmur Tbk PT 30,900 12,483
Indosat Tbk PT 16,600 10,073
Kalbe Farma Tbk PT 189,000 18,085
Mayora Indah Tbk PT 42,700 6,359
Merdeka Battery Materials Tbk PT
(a)
152,600 6,382
Merdeka Copper Gold Tbk PT
(a)
168,800 28,882
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Indonesia – 2.0% (continued)
Pantai Indah Kapuk Dua Tbk PT
(a)
20,100 6,165
PT Tower Bersama Infrastructure Tbk 23,900 2,953
Sarana Menara Nusantara Tbk PT 261,400 14,743
Semen Indonesia Persero Tbk PT 46,500 18,270
Sumber Alfaria Trijaya Tbk PT 238,600 40,069
Telekomunikasi Indonesia (Persero) Tbk PT 604,800 151,775
Trimegah Bangun Persada Tbk PT 136,200 7,811
Unilever Indonesia Tbk PT 83,300 16,364
United Tractors Tbk PT 17,800 25,888
Vale Indonesia Tbk PT 12,500 3,066
1,814,375
Ireland – 1.2%
PDD Holdings, Inc., ADR
(a)
8,425 1,068,880
Kuwait – 0.9%
Agility Public Warehousing Co. KSCP
(a)
18,003 33,946
Boubyan Bank KSCP 18,105 36,139
Gulf Bank KSCP 32,766 30,891
Kuwait Finance House KSCP 133,684 335,514
Mabanee Co. KPSC 9,821 24,585
Mobile Telecommunications Co. KSCP 25,761 44,052
National Bank of Kuwait SAKP 93,793 298,820
803,947
Luxembourg – 0.0%
Reinet Investments SCA 1,827 46,095
Malaysia – 1.3%
Ammb Holdings BHD 27,200 24,382
Axiata Group BHD 44,000 25,395
Celcomdigi BHD 37,000 33,245
CIMB Group Holdings BHD 85,629 112,784
Dialog Group BHD 52,000 20,118
Gamuda BHD 25,200 26,905
Genting BHD 30,300 30,236
Genting Malaysia BHD 26,900 15,355
Hong Leong Bank BHD 5,000 20,296
IHH Healthcare BHD 28,100 36,239
Inari Amertron BHD 39,400 26,489
IOI Corp. BHD 33,900 28,596
Kuala Lumpur Kepong BHD 6,000 28,186
Malayan Banking BHD 62,199 121,768
Malaysia Airports Holdings BHD 12,400 20,160
Maxis BHD 27,100 21,772
MISC BHD 16,300 25,329
Mr DIY Group M BHD
(b)
25,450 7,425
Nestle Malaysia BHD 700 17,685
Petronas Chemicals Group BHD 25,000 35,782
Petronas Dagangan BHD 3,600 16,242
Petronas Gas BHD 9,000 33,755
PPB Group BHD 4,500 13,757
Press Metal Aluminium Holdings BHD 44,000 44,093
Public Bank BHD 156,800 145,529
Ql Resources BHD 16,300 20,091
RHB Bank BHD 32,417 38,379
Sime Darby BHD 40,300 20,704
Sime Darby Plantation BHD 27,100 25,324
Telekom Malaysia BHD 34,200 42,804
Tenaga Nasional BHD 44,900 101,761
Time Dotcom BHD 11,700 13,605
YTL Corp. BHD 38,300 18,948

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Malaysia – 1.3% (continued)
YTL Power International BHD 24,900 21,636
1,234,775
Mexico – 2.9%
ALFA SAB de CV, Class A 64,331 50,415
America Movil SAB de CV, Series B 423,485 382,913
Arca Continental SAB de CV 6,207 70,716
Becle SAB de CV 23,291 43,475
Cemex SAB de CV
(a)
196,262 163,061
Coca-Cola Femsa SAB de CV 6,733 64,125
El Puerto de Liverpool SAB de CV, Series C 2,086 14,663
Fibra Uno Administracion SA de CV
(d)
38,587 65,669
Fomento Economico Mexicano SAB de CV 28,170 382,264
Gruma SAB de CV, Class B 2,306 43,232
Grupo Aeroportuario del Pacifico SAB de CV,
Class B 4,603 71,824
Grupo Aeroportuario del Sureste SAB de CV,
Class B 2,147 62,626
Grupo Bimbo SAB de CV, Series A 17,625 80,308
Grupo Carso SAB de CV, Series A 6,511 61,101
Grupo Comercial Chedraui SA de CV 5,705 38,673
Grupo Elektra SAB de CV 696 46,759
Grupo Financiero Banorte SAB de CV, Class O 37,689 384,033
Grupo Financiero Inbursa SAB de CV, Class O
(a)
24,837 73,576
Grupo Mexico SAB de CV, Series B 41,661 215,200
Industrias Penoles SAB de CV
(a)
2,488 32,745
Kimberly-Clark de Mexico SAB de CV, Class A 22,807 51,894
Orbia Advance Corp. SAB de CV 13,416 26,761
Wal-Mart de Mexico SAB de CV 64,964 268,888
2,694,921
Philippines – 0.7%
ACEN Corp. 128,900 9,731
Ayala Corp. 2,960 35,702
Ayala Land, Inc. 76,800 46,521
Bank of The Philippine Islands 28,422 55,839
BDO Unibank, Inc. 28,014 72,156
International Container Terminal Services, Inc. 10,290 44,417
JG Summit Holdings, Inc. 29,822 20,289
Jollibee Foods Corp. 7,410 33,434
Manila Electric Co. 4,440 28,551
Metropolitan Bank & Trust Co. 26,710 27,092
PLDT, Inc. 1,045 23,612
SM Investments Corp. 6,195 99,041
SM Prime Holdings, Inc. 138,900 84,507
Universal Robina Corp. 13,120 25,986
606,878
Qatar – 0.9%
Commercial Bank PSQC (The) 43,554 62,801
Dukhan Bank 22,696 24,429
Industries Qatar QSC 26,088 85,981
Masraf Al Rayan QSC 81,546 52,632
Mesaieed Petrochemical Holding Co. 44,348 20,463
Ooredoo QPSC 10,990 32,297
Qatar Electricity & Water Co. QSC 6,256 29,777
Qatar Fuel QSC 7,920 34,151
Qatar Gas Transport Co. Ltd. 45,579 43,438
Qatar International Islamic Bank QSC 13,795 39,555
Qatar Islamic Bank SAQ 21,509 115,195
Qatar National Bank QPSC 56,998 242,801
783,520
Russia – 0.0%
Alrosa PJSC
(e)
11,270 0
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Russia – 0.0% (continued)
Gazprom PJSC
(a),(e)
67,050 0
LUKOIL PJSC
(e)
2,071 0
Magnitogorsk Iron & Steel Works PJSC
(a),(e)
5,210 0
MMC Norilsk Nickel PJSC
(e)
341 0
Novatek PJSC
(e)
5,535 0
Novolipetsk Steel PJSC
(a),(e)
6,530 0
Phosagro PJSC
(e)
229 0
PIK Group PJSC
(a),(e)
401 0
Polyus PJSC
(a),(e)
181 0
Rosneft Oil Co. PJSC
(e)
13,131 0
Sberbank of Russia PJSC
(e)
59,440 0
Severstal PAO
(a),(e)
859 0
Surgutneftegas PJSC
(e)
45,300 0
Tatneft PJSC
(e)
7,934 0
United Co. RUSAL International PJSC, Class
A
(a),(e)
10,710 0
VTB Bank PJSC
(a),(e)
21,230,000 0
0
Saudi Arabia – 4.1%
ACWA Power Co. 1,774 113,533
Advanced Petrochemical Co. 2,005 20,344
Al Rajhi Bank 25,261 565,831
Alinma Bank 12,763 141,070
Almarai Co. JSC 3,369 51,297
Arab National Bank 8,667 57,732
Arabian Internet & Communications Services
Co. 339 29,650
Bank Albilad 6,159 73,249
Banque Saudi Fransi 7,633 81,417
Bupa Arabia For Cooperative Insurance Co. 967 53,274
Co. For Cooperative Insurance (The) 955 31,272
Dr. Sulaiman Al Habib Medical Services Group
Co. 1,124 86,920
Elm Co. 349 83,944
Etihad Etisalat Co. 4,894 67,992
Jarir Marketing Co. 8,089 32,873
Mouwasat Medical Services Co. 1,259 39,884
Nahdi Medical Co. 554 20,771
Rabigh Refining & Petrochemical Co.
(a)
5,999 14,621
Riyad Bank 18,978 143,723
SABIC Agri-Nutrients Co. 2,808 95,994
Sahara International Petrochemical Co. 3,715 31,205
Saudi Arabian Mining Co.
(a)
15,511 191,918
Saudi Arabian Oil Co.
(b)
57,309 467,629
Saudi Aramco Base Oil Co. 676 26,318
Saudi Awwal Bank 13,011 124,729
Saudi Basic Industries Corp. 11,624 241,463
Saudi Electricity Co. 9,217 46,600
Saudi Industrial Investment Group 4,968 26,946
Saudi Kayan Petrochemical Co.
(a)
10,007 24,497
Saudi National Bank (The) 38,357 415,267
Saudi Tadawul Group Holding Co. 632 34,919
Saudi Telecom Co. 23,731 258,186
Savola Group (The) 3,417 40,957
Yanbu National Petrochemical Co. 4,019 41,153
3,777,178
Singapore – 0.0%
BOC Aviation Ltd.
(b)
3,000 22,470
South Africa – 2.7%
ABSA Group Ltd. 9,082 79,986

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
South Africa – 2.7% (continued)
African Rainbow Minerals Ltd. 1,747 17,422
Anglo American Platinum Ltd. 471 20,183
Aspen Pharmacare Holdings Ltd. 4,836 50,464
Bid Corp. Ltd. 4,423 107,997
Bidvest Group Ltd. (The) 4,579 60,769
Capitec Bank Holdings Ltd. 1,268 136,217
Clicks Group Ltd. 3,285 53,153
Discovery Ltd. 7,494 55,818
Exxaro Resources Ltd. 3,177 31,989
FirstRand Ltd. 65,482 239,131
Gold Fields Ltd. 11,571 172,824
Impala Platinum Holdings Ltd. 8,892 35,030
Investec Ltd. 2,915 19,419
Kumba Iron Ore Ltd. 719 21,379
MTN Group Ltd. 20,662 106,139
Multichoice Group
(a)
4,947 19,949
Naspers Ltd., Class N 2,409 406,351
Nedbank Group Ltd. 4,919 57,524
Northam Platinum Holdings Ltd. 4,712 31,955
Old Mutual Ltd. 68,784 46,044
Outsurance Group Ltd. 11,922 26,826
Pepkor Holdings Ltd.
(b)
23,647 24,539
Remgro Ltd. 7,081 60,040
Sanlam Ltd. 23,017 88,399
Sasol Ltd. 7,343 64,832
Shoprite Holdings Ltd. 6,644 96,984
Sibanye Stillwater Ltd. 32,951 40,536
Standard Bank Group Ltd. 17,693 190,013
Vodacom Group Ltd. 6,370 31,975
Woolworths Holdings Ltd. 12,004 44,773
2,438,660
South Korea – 11.8%
Alteogen, Inc.
(a)
474 27,453
Amorepacific Corp.
(a)
361 31,917
Amorepacific Group
(a)
383 7,059
BGF Retail Co. Ltd.
(a)
106 11,206
BNK Financial Group, Inc. 5,044 28,458
Celltrion Pharm, Inc.
(a)
259 19,813
Celltrion, Inc. 1,954 263,091
Cheil Worldwide, Inc. 972 13,378
Chunbo Co. Ltd.
(a)
96 5,984
CJ Cheiljedang Corp. 106 23,191
CJ Corp.
(a)
172 12,101
CJ Enm Co. Ltd.
(a)
166 8,893
CJ Logistics Corp.
(a)
139 14,143
Cosmo AM&T Co. Ltd.
(a)
299 29,863
Coway Co. Ltd.
(a)
769 31,863
CS Wind Corp. 343 14,674
Daewoo Engineering & Construction Co. Ltd.
(a)
3,535 10,422
DB Hitek Co. Ltd.
(a)
485 18,115
DB Insurance Co. Ltd.
(a)
566 37,277
DL E&C Co. Ltd.
(a)
388 12,123
Dongsuh Cos., Inc. 664 8,587
Doosan Bobcat, Inc. 675 25,743
Doosan Co. Ltd.
(a)
115 7,772
Doosan Enerbility Co. Ltd.
(a)
4,935 57,091
Doosan Fuel Cell Co. Ltd.
(a)
795 12,330
Ecopro BM Co. Ltd.
(a)
605 96,780
Ecopro Co. Ltd.
(a)
253 95,161
E-Mart, Inc.
(a)
262 15,273
F&F Co. Ltd.
(a)
218 11,581
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
South Korea – 11.8% (continued)
Fila Holdings Corp. 601 18,260
Green Cross Corp.
(a)
134 10,853
GS Engineering & Construction Corp.
(a)
1,015 11,491
GS Holdings Corp.
(a)
583 20,225
GS Retail Co. Ltd.
(a)
552 9,223
Hana Financial Group, Inc. 3,428 122,773
Hanjin Kal Corp.
(a)
339 18,542
Hankook Tire & Technology Co. Ltd.
(a)
901 34,632
Hanmi Pharm Co. Ltd.
(a)
87 21,120
Hanmi Science Co. Ltd.
(a)
304 8,929
Hanmi Semiconductor Co. Ltd.
(a)
554 24,366
Hanon Systems 2,335 10,882
Hansol Chemical Co. Ltd.
(a)
147 22,028
Hanssem Co. Ltd. 130 4,646
Hanwha Aerospace Co. Ltd.
(a)
423 43,769
Hanwha Corp.
(a)
541 11,046
Hanwha Life Insurance Co. Ltd.
(a)
3,938 8,955
Hanwha Ocean Co. Ltd.
(a)
2,593 42,645
Hanwha Solutions Corp.
(a)
1,184 29,586
Hanwha Systems Co. Ltd.
(a)
747 8,647
HD Hyundai Co. Ltd. 567 30,333
HD Hyundai Heavy Industries Co. Ltd.
(a)
240 20,518
HD Hyundai Infracore Co. Ltd.
(a)
1,723 9,966
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd.
(a)
586 49,834
Hite Jinro Co. Ltd.
(a)
433 6,813
HL Mando Co. Ltd.
(a)
493 13,002
HLB, Inc.
(a)
1,546 78,537
HMM Co. Ltd.
(a)
2,199 31,783
Hotel Shilla Co. Ltd. 412 17,997
Hugel, Inc.
(a)
86 9,794
HYBE Co. Ltd.
(a)
227 34,272
Hyosung Advanced Materials Corp.
(a)
36 8,807
Hyosung Tnc Corp.
(a)
32 7,217
Hyundai Autoever Corp.
(a)
99 10,978
Hyundai Department Store Co. Ltd.
(a)
185 7,457
Hyundai Elevator Co. Ltd.
(a)
280 8,518
Hyundai Engineering & Construction Co. Ltd.
(a)
1,035 26,870
Hyundai Glovis Co. Ltd.
(a)
202 26,471
Hyundai Marine & Fire Insurance Co. Ltd.
(a)
780 19,812
Hyundai Mipo Dockyard Co. Ltd.
(a)
308 15,600
Hyundai Mobis Co. Ltd. 821 129,180
Hyundai Motor Co. 1,729 252,099
Hyundai Rotem Co. Ltd.
(a)
969 20,583
Hyundai Steel Co.
(a)
1,165 29,242
Industrial Bank of Korea
(a)
5,073 47,588
JYP Entertainment Corp.
(a)
362 20,424
Kakao Corp.
(a)
3,647 143,459
Kakao Games Corp.
(a)
909 16,720
KakaoBank Corp.
(a)
2,740 56,046
Kakaopay Corp.
(a)
390 13,836
Kangwon Land, Inc.
(a)
1,972 22,178
KB Financial Group, Inc. 4,766 202,117
KCC Corp. 59 10,897
Kepco Engineering & Construction Co., Inc.
(a)
195 9,585
Kepco Plant Service & Engineering Co. Ltd.
(a)
294 7,479
KIA Corp.
(a)
3,252 250,725
Kiwoom Securities Co. Ltd.
(a)
203 14,708
Korea Aerospace Industries Ltd.
(a)
886 33,524
Korea Electric Power Corp.
(a)
2,714 40,202
Korea Gas Corp.
(a)
420 8,323
Korea Investment Holdings Co. Ltd.
(a)
574 26,407

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
South Korea – 11.8% (continued)
Korea Zinc Co. Ltd. 117 41,509
Korean Air Lines Co. Ltd.
(a)
1,823 30,733
Krafton, Inc.
(a)
368 59,144
KT Corp.
(a)
751 19,919
KT&G Corp. 1,456 98,838
Kum Yang Co. Ltd.
(a)
386 22,588
Kumho Petrochemical Co. Ltd.
(a)
246 23,003
L&F Co. Ltd.
(a)
306 32,901
Leeno Industrial, Inc.
(a)
142 21,162
LG Chem Ltd. 582 189,472
LG Corp.
(a)
1,128 69,304
LG Display Co. Ltd.
(a)
3,114 27,182
LG Electronics, Inc. 1,383 96,887
LG Energy Solution
(a)
516 147,302
LG H&H Co. Ltd. 89 20,239
LG Innotek Co. Ltd. 142 20,321
LG Uplus Corp. 2,940 22,535
Lotte Chemical Corp.
(a)
248 24,286
Lotte Corp.
(a)
392 8,532
Lotte Energy Materials Corp. 386 9,125
Lotte Shopping Co. Ltd.
(a)
153 9,423
LS Corp.
(a)
228 15,563
Meritz Financial Group, Inc.
(a)
1,376 70,622
Mirae Asset Securities Co. Ltd.
(a)
3,228 19,034
NAVER Corp.
(a)
1,779 267,253
NCSoft Corp.
(a)
128 18,999
Netmarble Corp.
(a)(b)
361 15,769
NH Investment & Securities Co. Ltd.
(a)
1,933 15,323
Nongshim Co. Ltd. 40 11,314
OCI Holdings Co. Ltd.
(a)
168 13,141
Orion Corp. 291 19,994
Pan Ocean Co. Ltd.
(a)
3,426 9,382
Pearl Abyss Corp.
(a)
410 10,061
POSCO DX Co. Ltd.
(a)
669 28,722
POSCO Future M Co. Ltd.
(a)
373 70,847
POSCO Holdings, Inc. 935 298,438
POSCO International Corp.
(a)
671 26,445
S-1 Corp. 257 10,957
Samsung Biologics Co. Ltd.
(a)(b)
225 141,610
Samsung C&T Corp. 964 99,676
Samsung Card Co. Ltd.
(a)
209 5,168
Samsung Electro-Mechanics Co. Ltd. 691 72,276
Samsung Electronics Co. Ltd. 63,494 3,458,595
Samsung Engineering Co. Ltd.
(a)
2,051 34,269
Samsung Fire & Marine Insurance Co. Ltd.
(a)
418 82,682
Samsung Heavy Industries Co. Ltd.
(a)
8,506 46,588
Samsung Life Insurance Co. Ltd. 989 51,353
Samsung SDI Co. Ltd. 616 171,925
Samsung SDS Co. Ltd. 506 57,627
Samsung Securities Co. Ltd. 815 22,991
SD Biosensor, Inc.
(a)
742 5,776
Shinhan Financial Group Co. Ltd. 5,362 164,116
Shinsegae, Inc.
(a)
101 13,046
SK Biopharmaceuticals Co. Ltd.
(a)
394 27,454
SK Bioscience Co. Ltd.
(a)
391 18,603
SK Chemicals Co. Ltd. 234 11,309
SK Hynix, Inc. 6,973 703,752
SK Ie Technology Co. Ltd.
(a)(b)
379 21,071
SK Innovation Co. Ltd.
(a)
724 63,523
SK Networks Co. Ltd.
(a)
1,395 6,825
SK Square Co. Ltd.
(a)
1,285 49,969
SK Telecom Co. Ltd. 1,378 51,830
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
South Korea – 11.8% (continued)
SK, Inc. 380 52,246
SKC Co. Ltd.
(a)
268 15,422
S-Oil Corp. 471 24,103
Soulbrain Co. Ltd.
(a)
61 12,363
Ssangyong C&E Co. Ltd. 1,719 7,766
Studio Dragon Corp.
(a)
198 6,824
Wemade Co. Ltd.
(a)
254 9,820
Wonik IPS Co. Ltd.
(a)
515 11,711
Woori Financial Group, Inc. 8,635 89,802
Yuhan Corp.
(a)
736 32,646
10,784,867
Taiwan – 16.7%
Accton Technology Corp. 7,000 118,309
Acer, Inc. 38,000 55,908
Advantech Co. Ltd. 5,928 63,921
Airtac International Group 2,046 61,446
Alchip Technologies Ltd. 1,000 124,603
ASE Technology Holding Co. Ltd. 50,000 217,256
Asia Cement Corp. 30,000 38,100
Asia Vital Components Co. Ltd. 4,000 54,378
Asustek Computer, Inc. 9,000 128,101
AUO Corp. 68,600 40,328
Catcher Technology Co. Ltd. 9,000 55,927
Cathay Financial Holding Co. Ltd. 135,836 191,606
Chailease Holding Co. Ltd. 18,506 102,878
Chang Hwa Commercial Bank Ltd. 66,264 37,049
Cheng Shin Rubber Industry Co. Ltd. 28,000 40,659
Chicony Electronics Co. Ltd. 8,000 42,045
China Airlines Ltd. 38,000 24,767
China Development Financial Holding Corp.
(a)
195,000 75,073
China Steel Corp. 135,000 108,476
Chroma ATE, Inc. 5,000 32,029
Chunghwa Telecom Co. Ltd. 50,000 190,099
Compal Electronics, Inc. 51,000 58,415
CTBC Financial Holding Co. Ltd. 245,000 222,695
Delta Electronics, Inc. 25,000 223,646
E Ink Holdings, Inc. 12,000 79,746
E.Sun Financial Holding Co. Ltd. 193,714 153,179
Eclat Textile Co. Ltd. 3,000 52,429
Elite Material Co. Ltd. 4,000 58,915
ememory Technology, Inc. 1,000 89,458
Eva Airways Corp. 37,000 37,355
Evergreen Marine Corp. Taiwan Ltd. 12,600 60,586
Far Eastern New Century Corp. 31,000 30,604
Far EasTone Telecommunications Co. Ltd. 22,000 56,582
Feng TAY Enterprise Co. Ltd. 8,512 44,056
First Financial Holding Co. Ltd. 139,478 118,536
Formosa Chemicals & Fibre Corp. 55,000 99,458
Formosa Petrochemical Corp. 18,000 42,902
Formosa Plastics Corp. 66,000 152,034
Formosa Sumco Technology Corp. 2,000 10,352
Foxconn Technology Co. Ltd. 14,000 22,588
Fubon Financial Holding Co. Ltd. 110,935 228,608
Giant Manufacturing Co. Ltd. 5,000 28,515
Gigabyte Technology Co. Ltd. 7,000 69,107
Global Unichip Corp. 1,000 49,362
Globalwafers Co. Ltd. 3,000 55,496
Gold Circuit Electronics Ltd. 4,000 29,266
Highwealth Construction Corp. 28,000 35,425
Hiwin Technologies Corp. 4,000 28,115
Hon Hai Precision Industry Co. Ltd. 156,000 510,871

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Taiwan – 16.7% (continued)
Hotai Motor Co. Ltd. 4,120 83,454
Hua Nan Financial Holdings Co. Ltd. 89,139 61,515
Innolux Corp. 111,000 57,983
Inventec Corp. 41,000 71,915
Largan Precision Co. Ltd. 1,152 91,646
Lite-On Technology Corp. 30,000 103,995
Lotes Co. Ltd. 1,000 31,566
Macronix International Co. Ltd. 26,000 24,256
MediaTek, Inc. 20,000 617,262
Mega Financial Holding Co. Ltd. 152,899 183,921
Merida Industry Co. Ltd. 3,000 16,438
Micro-Star International Co. Ltd. 9,000 52,333
Momo.com, Inc. 1,100 15,323
Nan Ya Plastics Corp. 69,000 134,255
Nan Ya Printed Circuit Board Corp. 3,000 21,758
Nanya Technology Corp. 16,000 35,119
Nien Made Enterprise Co. Ltd. 3,000 32,157
Novatek Microelectronics Corp. 8,000 130,609
Oneness Biotech Co. Ltd. 4,000 22,109
Pegatron Corp. 26,000 68,698
PharmaEssentia Corp.
(a)
3,000 30,192
Phison Electronics Corp. 2,000 33,739
Polaris Group
(a)
4,000 9,035
Pou Chen Corp. 30,000 30,288
Powerchip Semiconductor Manufacturing
Corp. 44,000 37,956
Powertech Technology, Inc. 7,000 32,540
President Chain Store Corp. 6,000 50,608
Quanta Computer, Inc. 31,000 244,637
Realtek Semiconductor Corp. 6,000 90,001
Ruentex Development Co. Ltd. 26,000 29,697
Ruentex Industries Ltd. 10,000 19,202
Shanghai Commercial & Savings Bank Ltd.
(The) 54,686 77,400
Shin Kong Financial Holding Co. Ltd.
(a)
182,000 48,844
Sino-American Silicon Products, Inc. 7,000 42,940
SinoPac Financial Holdings Co. Ltd. 141,094 86,551
Synnex Technology International Corp. 15,000 34,505
TA Chen Stainless Pipe 27,000 32,004
Taishin Financial Holding Co. Ltd. 180,216 98,746
Taiwan Business Bank 81,000 34,548
Taiwan Cement Corp. 73,117 74,520
Taiwan Cooperative Financial Holding Co. Ltd. 131,974 107,310
Taiwan Fertilizer Co. Ltd. 10,000 21,726
Taiwan High Speed Rail Corp. 26,000 24,547
Taiwan Mobile Co. Ltd. 22,000 68,883
Taiwan Semiconductor Manufacturing Co. Ltd. 312,000 6,260,036
Tatung Co. Ltd.
(a)
27,000 37,826
TECO Electric & Machinery Co. Ltd. 23,000 33,839
Tripod Technology Corp. 6,000 35,943
Unimicron Technology Corp. 17,000 95,593
Uni-President Enterprises Corp. 62,000 143,414
United Microelectronics Corp. 149,000 233,263
Vanguard International Semiconductor Corp. 13,000 30,528
Visera Technologies Co. Ltd. 2,000 17,988
Voltronic Power Technology Corp. 1,000 42,812
Walsin Lihwa Corp. 32,000 36,192
Walsin Technology Corp. 5,000 17,253
WAN HAI Lines Ltd. 10,590 16,545
Win Semiconductors Corp. 5,000 24,761
Winbond Electronics Corp. 40,000 34,761
Wistron Corp. 35,000 128,037
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Taiwan – 16.7% (continued)
Wiwynn Corp. 1,049 73,733
WPG Holdings Ltd. 19,000 52,934
WT Microelectronics Co. Ltd. 6,593 33,281
Yageo Corp. 4,591 80,967
Yang Ming Marine Transport Corp. 25,000 38,219
Yuanta Financial Holding Co. Ltd. 146,529 126,635
Yulon Finance Corp. 5,000 27,876
Yulon Motor Co. Ltd. 8,000 17,764
Zhen Ding Technology Holding Ltd. 9,000 29,042
15,337,232
Thailand – 1.8%
Advanced Info Service PCL, NVDR 14,500 89,508
Airports of Thailand PCL, NVDR 53,300 89,766
Asset World Corp. PCL, NVDR 57,300 6,428
B Grimm Power PCL, NVDR 17,300 13,532
Bangkok Bank PCL, NVDR 13,400 53,256
Bangkok Dusit Medical Services PCL, NVDR 88,100 68,290
Bangkok Expressway & Metro PCL, NVDR 89,600 18,563
Banpu PCL, NVDR 57,700 10,084
Berli Jucker PCL, NVDR 5,800 3,875
BTS Group Holdings PCL, NVDR 105,500 17,842
Bumrungrad Hospital PCL, NVDR 6,600 44,648
Carabao Group PCL, NVDR 4,900 10,393
Central Pattana PCL, NVDR 23,200 42,342
Central Plaza Hotel PCL, NVDR
(a)
8,400 10,300
Central Retail Corp. PCL, NVDR 37,200 34,864
Charoen Pokphand Foods PCL, NVDR 40,200 21,076
Com7 PCL, NVDR 12,600 7,529
CP ALL PCL, NVDR 72,800 107,217
CP Axtra PCL, NVDR 10,300 8,274
Delta Electronics Thailand PCL, NVDR 6,100 13,540
Electricity Generating PCL, NVDR 4,000 14,826
Energy Absolute PCL, NVDR 17,600 19,720
Global Power Synergy PCL, NVDR 13,400 18,602
Gulf Energy Development PCL, NVDR 58,320 71,508
Home Product Center PCL, NVDR 42,500 12,578
Indorama Ventures PCL, NVDR 8,600 5,721
Intouch Holdings PCL, NVDR 12,700 26,401
IRPC PCL, NVDR 229,900 12,636
JMT Network Services PCL, NVDR 9,200 5,316
Kasikornbank PCL, NVDR 19,400 65,619
KCE Electronics PCL, NVDR 8,600 10,787
Krung Thai Bank PCL, NVDR 60,700 27,204
Krungthai Card PCL, NVDR 7,300 9,002
Land & Houses PCL, NVDR 82,200 17,725
Minor International PCL, NVDR 47,600 40,922
Muangthai Capital PCL, NVDR 9,400 11,261
Ngern Tid Lor PCL, NVDR 17,800 10,938
Osotspa PCL, NVDR 23,400 13,719
PTT Exploration & Production PCL, NVDR 17,500 73,991
PTT Global Chemical PCL, NVDR 24,500 23,134
PTT Oil & Retail Business PCL, NVDR 30,400 15,338
PTT PCL, NVDR 126,400 120,245
Ratch Group PCL, NVDR 9,500 8,100
SCB X PCL, NVDR 14,900 43,678
SCG Packaging PCL, NVDR 11,200 9,944
Siam Cement PCL (The), NVDR 5,700 43,380
Siam Global House PCL, NVDR 24,000 10,283
Srisawad Corp. PCL, NVDR 11,600 12,915
Thai Beverage PCL 114,100 44,826
Thai Life Insurance PCL, NVDR 39,400 9,273

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Thailand – 1.8% (continued)
Thai Oil PCL, NVDR 16,500 25,463
Thai Union Group PCL, NVDR 35,000 14,995
Tisco Financial Group PCL, NVDR 7,600 21,208
TMBThanachart Bank PCL, NVDR 659,700 33,285
Toa Paint Thailand PCL, NVDR 10,200 6,066
True Corp. PCL, NVDR
(a)
137,500 23,448
WHA Corp. PCL, NVDR 87,400 11,677
1,617,061
Turkey – 1.1%
AG Anadolu Grubu Holding AS, Class A 1,228 9,267
Ahlatci Dogal GAZ Dagitim Enerji VE Yatirim
AS
(a)
10,822 4,522
Akbank T.A.S. 37,897 49,382
Akcansa Cimento AS 756 4,260
Aksa Akrilik Kimya Sanayii AS 1,749 5,369
Aksa Enerji Uretim AS, Class B 4,610 5,475
Alarko Holding AS 2,348 8,303
ALFA Solar Enerji Sanayi ve Ticaret AS 1,100 3,643
Anadolu Anonim Turk Sigorta Sirketi
(a)
2,387 5,597
Anadolu EFES Biracilik ve Malt Sanayii AS 2,702 12,538
Arcelik AS 1,669 7,788
Aselsan Elektronik Sanayi ve Ticaret AS 17,240 28,749
Astor Transformator Enerji Turizm Insaat ve
Petrol Sanayi Ticaret AS, Class B 2,766 10,747
BIM Birlesik Magazalar AS 5,701 71,582
Borusan Birlesik Boru Fabrikalari Sanayi ve
Ticaret AS
(a)
370 7,462
Borusan Yatirim ve Pazarlama AS 64 5,505
Can2 Termik AS
(a)
6,298 3,736
Cimsa Cimento Sanayi ve Ticaret AS 6,506 7,054
Coca-Cola Icecek AS 1,035 18,248
CW Enerji Muhendislik Ticaret ve Sanayi AS
(a)
434 4,748
Dogan Sirketler Grubu Holding AS 13,660 5,956
Dogus Otomotiv Servis ve Ticaret AS 1,107 9,950
EGE Endustri ve Ticaret AS 16 5,774
Emlak Konut Gayrimenkul Yatirim Ortakligi
AS
(d)
32,284 10,693
Enerjisa Enerji As
(b)
3,629 6,656
Enka Insaat ve Sanayi AS 8,249 10,129
Eregli Demir ve Celik Fabrikalari TAS
(a)
20,315 28,882
Europower Enerji VE Otomasyon Teknolojileri
Sanayi Ticaret AS
(a)
849 5,022
Ford Otomotiv Sanayi AS 976 28,369
Girisim Elektrik Taahhut Ticaret ve Sanayi
AS
(a)
1,883 4,828
Gubre Fabrikalari TAS
(a)
1,100 5,278
Haci OMER Sabanci Holding AS 13,941 33,355
Hektas Ticaret TAS
(a)
1,465 860
Investco Holding AS
(a)
475 5,217
Is Yatirim Menkul Degerler AS 6,010 6,853
Kaleseramik Canakkale Kalebodur Seramik
Sanayi AS
(a)
1,717 4,136
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D 13,851 12,252
Kiler Holding AS
(a)
3,058 3,830
KOC Holding AS 9,357 49,554
Kontrolmatik Enerji VE Muhendislik AS 1,143 9,135
Koza Altin Isletmeleri AS 13,167 9,008
Koza Anadolu Metal Madencilik Isletmeleri
AS
(a)
2,612 4,235
Mavi Giyim Sanayi ve Ticaret AS, Class B
(b)
2,231 10,484
Mia Teknoloji AS
(a)
3,055 4,410
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Turkey – 1.1% (continued)
Migros Ticaret AS 1,256 16,909
Mlp Saglik Hizmetleri AS, Class B
(a)(b)
1,093 5,871
Nuh Cimento Sanayi AS 382 4,003
Odas Elektrik Uretim ve Sanayi Ticaret AS
(a)
15,925 4,865
Otokar Otomotiv ve Savunma Sanayi AS
(a)
492 7,896
Oyak Cimento Fabrikalari AS
(a)
4,132 8,592
Pegasus Hava Tasimaciligi AS
(a)
610 15,127
Petkim Petrokimya Holding AS
(a)
18,485 13,231
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
AS 6,288 6,304
Sasa Polyester Sanayi AS
(a)
17,878 22,683
Smart Gunes Enerjisi Teknolojileri Arge
Uretim Sanayi ve Ticaret AS
(a)
2,171 4,465
Sok Marketler Ticaret AS 3,819 8,030
Tav Havalimanlari Holding AS
(a)
2,780 12,671
Tekfen Holding AS 3,681 5,068
Tofas Turk Otomobil Fabrikasi AS 1,561 12,676
Torunlar Gayrimenkul Yatirim Ortakligi AS
(d)
3,617 4,346
Turk Hava Yollari AO
(a)
9,327 83,837
Turk Telekomunikasyon AS
(a)
7,569 8,157
Turk Traktor VE Ziraat Makineleri AS 357 9,500
Turkcell Iletisim Hizmetleri AS 16,408 37,067
Turkiye Halk Bankasi AS
(a)
10,928 4,693
Turkiye Is Bankasi AS, Class C 45,634 38,560
Turkiye Petrol Rafinerileri AS 11,707 57,871
Turkiye Sigorta AS 3,303 5,221
Turkiye Sise ve CAM Fabrikalari AS 20,211 32,837
Ulker Biskuvi Sanayi AS
(a)
2,028 6,246
Vestel Beyaz Esya Sanayi ve Ticaret AS 7,446 4,270
Vestel Elektronik Sanayi ve Ticaret AS
(a)
2,689 5,446
Yapi ve Kredi Bankasi AS 39,206 28,218
Zorlu Enerji Elektrik Uretim AS
(a)
23,970 3,681
1,027,182
United Arab Emirates – 2.2%
Abu Dhabi Commercial Bank PJSC 37,174 91,089
Abu Dhabi Islamic Bank PJSC 19,405 59,172
Abu Dhabi National Energy Co. PJSC 39,016 33,461
Abu Dhabi National Oil Co. for Distribution
PJSC 31,857 30,791
ADNOC Drilling Co. PJSC 25,358 25,338
Adnoc Gas PLC 98,780 86,598
Aldar Properties PJSC 51,458 71,451
Alpha Dhabi Holding PJSC
(a)
17,325 83,772
Borouge PLC 43,562 28,346
Dubai Electricity & Water Authority PJSC 120,818 82,564
Dubai Islamic Bank PJSC 34,701 59,709
Emaar Properties PJSC 84,505 170,945
Emirates NBD Bank PJSC 33,400 160,955
Emirates Telecommunications Group Co. PJSC 44,322 231,448
First Abu Dhabi Bank PJSC 57,729 230,102
International Holdings Co. PJSC
(a)
4,571 497,428
Multiply Group PJSC
(a)
48,361 38,052
1,981,221
United States – 0.1%
BeiGene Ltd.
(a)
6,800 78,767
Parade Technologies Ltd. 1,000 35,623
114,390
Total Common Stocks (cost $87,409,834) 89,780,581
Preferred Stocks – 2.4%
Brazil – 1.6%
Banco Bradesco SA, 7.25% 69,588 216,323

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 2.4% (continued)
Brazil – 1.6% (continued)
Braskem SA, Class A, 5.02%
(a)
2,960 10,711
Centrais Eletricas Brasileiras SA, Class B,
3.26% 2,438 22,638
Cia Energetica de Minas Gerais, 11.20% 18,318 42,782
Companhia Paranaense de Energia, 3.30% 12,149 24,932
Gerdau SA, 7.61% 14,190 60,509
Itau Unibanco Holding SA, 3.83% 66,588 442,968
Itausa SA, 5.61% 72,519 147,354
Petroleo Brasileiro SA, 7.82% 59,508 490,771
Raizen SA, 6.96% 16,548 12,860
1,471,848
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class
B, 10.32% 1,679 72,599
Colombia – 0.1%
Bancolombia SA, 11.53% 6,207 48,690
Russia – 0.0%
Sberbank of Russia PJSC, 9.03%
(e)
4,890 0
Surgutneftegas PJSC, 1.40%
(e)
37,000 0
Tatneft PJSC, Series 3, 12.78%
(e)
266 0
0
South Korea – 0.6%
Hyundai Motor Co., 2.44% 300 26,569
Hyundai Motor Co., Series 2, 2.44% 397 35,189
LG Chem Ltd., 1.29% 132 26,901
LG Electronics, Inc., 1.96% 309 9,747
Samsung Electronics Co. Ltd., 2.42% 10,389 456,925
Samsung Fire & Marine Insurance Co. Ltd.,
7.44%
(a)
67 9,608
Samsung SDI Co. Ltd., 0.49% 127 19,935
584,874
Total Preferred Stocks (cost $1,792,896) 2,178,011
Rights – 0.0%
South Korea – 0.0%
LG Display Co. Ltd., Rights expiring
3/1/2024
(a)
989 1,171
Total Rights (cost $0) 1,171
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 5.30%
(f)(g)
(cost $102,686) 102,686 102,686
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 5.30%
(f)(g)
(cost $35,805) 35,805 35,805
Total Investments (cost $89,341,221) 100.4% 92,098,254
Liabilities, Less Cash and Receivables (0.4)% (392,999)
Net Assets 100.0% 91,705,255
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $3,716,635 or 4.05% of net assets.

See Notes to Statements of Investments
(c)
Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $47,802 and the value of the collateral was $50,443, consisting of cash collateral of $35,805 and U.S. Government & Agency securities valued at $14,638. In addition, the value of collateral may include pending sales that are also on loan.
(d)
Investment in a real estate investment trust.
(e)
The fund held Level 3 securities at January 31, 2024. These securities were valued at $0 or 0.00% of net assets.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of January 31, 2024.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 7 3/15/2024 347,029 343,280 (3,749)
Gross Unrealized Depreciation (3,749)

STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4%
Ally Auto Receivables Trust, Series 2022-3,
Class A4, 5.07%, 6/15/2031 125,000 125,794
American Express Credit Account Master
Trust
Series 2022-2, Class A, 3.39%, 5/15/2027 250,000 245,378
Series 2022-3, Class A, 3.75%, 8/15/2027 100,000 98,460
Series 2023-4, Class A, 5.15%, 9/15/2030 500,000 514,101
BA Credit Card Trust, Series 2023-A1, Class
A1, 4.79%, 5/15/2028 75,000 75,363
Barclays Dryrock Issuance Trust
Series 2022-1, Class A, 3.07%, 2/15/2028 100,000 97,799
Series 2023-1, Class A, 4.72%, 2/15/2029 100,000 100,081
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%,
3/15/2027 40,000 39,052
Series 2022-A2, Class A, 3.49%, 5/15/2027 100,000 98,217
Series 2023-A1, Class A, 4.42%, 5/15/2028 80,000 79,722
Series 2019-A3, Class A3, 2.06%,
8/15/2028 40,000 37,574
CarMax Auto Owner Trust
Series 2021-4, Class A4, 0.82%, 4/15/2027 140,000 129,998
Series 2023-2, Class A3, 5.05%, 1/18/2028 30,000 30,078
Series 2023-3, Class A3, 5.28%, 5/15/2028 100,000 100,923
Chase Issuance Trust, Series 2022-A1, Class A,
3.97%, 9/15/2027 1,000,000 987,483
Discover Card Execution Note Trust
Series 2022-A4, Class A, 5.03%,
10/15/2027 100,000 100,440
Series 2023-A1, Class A, 4.31%, 3/15/2028 575,000 571,420
Honda Auto Receivables Owner Trust, Series
2023-1, Class A4, 4.97%, 6/21/2029 800,000 805,523
Hyundai Auto Receivables Trust, Series 2022-
C, Class A4, 5.52%, 10/16/2028 1,100,000 1,121,128
John Deere Owner Trust, Series 2021-A, Class
A4, 0.62%, 12/15/2027 100,000 96,789
Nissan Auto Lease Trust, Series 2023-A, Class
A4, 4.80%, 7/15/2027 225,000 224,192
Toyota Auto Receivables Owner Trust
Series 2023-A, Class A3, 4.63%, 9/15/2027 160,000 159,350
Series 2023-C, Class A3, 5.16%, 4/17/2028 110,000 110,865
Verizon Master Trust
Series 2022-7, Class A1A, 5.23%,
11/22/2027 100,000 99,928
Series 2022-6, Class A, 3.67%, 1/22/2029 100,000 98,128
Series 2023-7, Class A1A, 5.67%,
11/20/2029 500,000 514,016
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A3, 5.02%, 6/20/2028 100,000 100,605
Series 2021-1, Class A4, 1.26%, 10/20/2028 100,000 94,708
World Omni Auto Receivables Trust
Series 2022-B, Class A3, 3.25%, 7/15/2027 100,000 98,158
Series 2021-C, Class A4, 0.64%, 9/15/2027 100,000 93,862
Series 2022-C, Class A3, 3.66%, 10/15/2027 500,000 491,680
Total Asset-Backed Securities (cost
$7,524,185) 7,540,815
Commercial Mortgage-Backed Securities – 0.8%
Bank Trust
Series 2019-BN16, Class A4, 4.01%,
2/15/2052 85,000 81,516
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.8% (continued)
Bank Trust (continued)
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 44,627
Series 2020-BN30, Class A4, 1.93%,
12/15/2053 60,000 48,438
Series 2021-BN31, Class A4, 2.04%,
2/15/2054 25,000 20,813
Series 2023-5YR1, Class A3, 6.26%,
4/15/2056 110,000 114,858
Series 2023-BNK46, Class A4, 5.75%,
8/15/2056 200,000 213,037
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 47,332
Series 2018-BN10, Class A5, 3.69%,
2/15/2061 93,000 88,776
Series 2018-BN11, Class A2, 3.78%,
3/15/2061 188,258 179,010
Series 2018-BN12, Class A3, 3.99%,
5/15/2061 80,000 76,626
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 1,593,000 1,454,485
Series 2021-BN37, Class A4, 2.37%,
11/15/2064 100,000 83,666
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 22,636
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%,
12/15/2051 85,000 81,417
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 53,122
Series 2021-C9, Class A5, 2.30%, 2/15/2054 250,000 212,440
Series 2022-C18, Class A5, 5.71%,
12/15/2055 100,000 106,168
Series 2023-C20, Class A3, 5.99%,
7/15/2056 1,000,000 1,024,539
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%,
9/15/2043 50,000 38,121
Series 2018-B2, Class A4, 3.61%,
2/15/2051 50,000 47,159
Series 2018-B3, Class A3, 3.75%,
4/10/2051 175,000 169,401
Series 2020-B21, Class A5, 1.98%,
12/17/2053 450,000 371,480
Series 2021-B27, Class A5, 2.39%,
7/15/2054 120,000 97,948
Series 2022-B32, Class A5, 3.00%,
1/15/2055 150,000 126,390
Series 2022-B34, Class A5, 3.79%,
4/15/2055 100,000 89,072
Series 2022-B35, Class A5, 4.59%,
5/15/2055 240,000 225,678
Series 2023-V2, Class A2, 5.36%, 5/15/2055 260,000 263,968
BMO Mortgage Trust, Series 2023-C4, Class
A5, 5.12%, 2/15/2056 50,000 50,866
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%,
11/10/2048 100,000 96,847
Series 2016-P4, Class AS, 3.08%, 7/10/2049 120,000 109,575
Series 2017-C4, Class A4, 3.47%,
10/12/2050 125,000 117,978

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.8% (continued)
COMM Mortgage Trust
Series 2015-CR26, Class A3, 3.36%,
10/10/2048 85,903 83,111
Series 2015-LC23, Class A4, 3.77%,
10/10/2048 50,000 48,461
Series 2019-GC44, Class A5, 2.95%,
8/15/2057 200,000 178,812
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048 2,300,000 2,228,671
Series 2015-C4, Class C, 4.71%, 11/15/2048 108,000 101,738
Series 2017-C8, Class A4, 3.39%, 6/15/2050 1,000,000 923,820
Series 2018-CX11, Class A4, 3.77%,
4/15/2051 50,000 48,080
GS Mortgage Securities Trust
Series 2016-GS2, Class A4, 3.05%,
5/10/2049 100,000 95,071
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 74,763
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 23,437
Series 2020-GC45, Class AAB, 2.84%,
2/13/2053 180,000 169,019
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C32, Class A5, 3.60%,
11/15/2048 100,000 95,629
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP6, Class A4, 3.22%,
7/15/2050 100,000 94,311
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class A4,
2.63%, 8/15/2049 1,001,299 941,521
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2016-C29, Class A4, 3.33%,
5/15/2049 150,000 143,504
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 48,077
Series 2017-H1, Class A5, 3.53%,
6/15/2050 1,700,000 1,609,058
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 88,068
Series 2021-L5, Class A2, 1.52%, 5/15/2054 175,000 161,453
UBS Commercial Mortgage Trust
Series 2017-C7, Class A3, 3.42%,
12/15/2050 54,910 51,556
Series 2018-C8, Class A3, 3.72%, 2/15/2051 24,006 22,574
Series 2019-C16, Class A4, 3.60%,
4/15/2052 75,000 70,116
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A5, 3.15%,
5/15/2048 95,000 92,110
Series 2015-C28, Class A4, 3.54%,
5/15/2048 60,000 58,309
Series 2016-C34, Class AS, 3.48%,
6/15/2049 100,000 92,221
Series 2017-C41, Class A3, 3.21%,
11/15/2050 250,000 236,355
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 9,424
Series 2019-C50, Class A5, 3.73%,
5/15/2052 150,000 140,576
Series 2020-C55, Class A5, 2.73%,
2/15/2053 100,000 88,772
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.8% (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 47,639
Total Commercial Mortgage-Backed
Securities (cost $14,024,691) 13,824,245
Corporate Bonds – 25.1%
Basic Materials – 0.6%
Air Products & Chemicals, Inc.
2.05%, 5/15/2030 31,000 26,894
2.70%, 5/15/2040 50,000 37,431
2.80%, 5/15/2050 120,000 82,353
Albemarle Corp.
5.45%, 12/01/2044 50,000 46,253
5.65%, 6/01/2052 35,000 32,273
ArcelorMittal SA
4.55%, 3/11/2026 35,000 34,634
6.55%, 11/29/2027 40,000 41,919
4.25%, 7/16/2029 75,000 72,146
6.75%, 3/01/2041 200,000 209,219
Barrick PD Australia Finance Pty Ltd. , 5.95% ,
10/15/2039 120,000 127,300
BHP Billiton Finance USA Ltd.
5.25%, 9/08/2026 20,000 20,377
5.10%, 9/08/2028 110,000 112,579
5.25%, 9/08/2030 55,000 56,605
4.90%, 2/28/2033 35,000 35,381
5.25%, 9/08/2033 329,000 337,736
4.13%, 2/24/2042 355,000 316,855
5.00%, 9/30/2043 30,000 29,795
5.50%, 9/08/2053 140,000 148,473
Celanese US Holdings LLC
6.05%, 3/15/2025 28,000 28,180
1.40%, 8/05/2026 10,000 9,106
6.17%, 7/15/2027 35,000 35,858
6.35%, 11/15/2028 20,000 20,832
6.33%, 7/15/2029 130,000 135,669
6.55%, 11/15/2030 205,000 216,768
6.70%, 11/15/2033 20,000 21,484
CF Industries, Inc.
5.15%, 3/15/2034 70,000 68,899
4.95%, 6/01/2043 280,000 256,412
5.38%, 3/15/2044 60,000 57,678
Dow Chemical Co. (The)
7.38%, 11/01/2029 70,000 78,529
5.25%, 11/15/2041 70,000 68,008
4.38%, 11/15/2042 60,000 52,545
4.63%, 10/01/2044 250,000 226,317
6.90%, 5/15/2053 85,000 100,458
DuPont de Nemours, Inc.
4.49%, 11/15/2025 390,000 387,002
4.73%, 11/15/2028 35,000 35,296
5.32%, 11/15/2038 145,000 145,805
5.42%, 11/15/2048 110,000 110,719
Eastman Chemical Co. , 4.65% , 10/15/2044 180,000 157,050
Ecolab, Inc.
3.25%, 12/01/2027 90,000 86,378
5.25%, 1/15/2028 155,000 159,391
4.80%, 3/24/2030 35,000 35,618
1.30%, 1/30/2031 20,000 16,085

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Basic Materials – 0.6% (continued)
Ecolab, Inc. (continued)
2.13%, 2/01/2032 20,000 16,736
3.95%, 12/01/2047 10,000 8,578
2.75%, 8/18/2055 60,000 39,354
EIDP, Inc.
1.70%, 7/15/2025 190,000 181,237
4.50%, 5/15/2026 10,000 9,978
4.80%, 5/15/2033 10,000 10,022
FMC Corp.
3.20%, 10/01/2026 90,000 85,562
3.45%, 10/01/2029 50,000 45,290
5.65%, 5/18/2033 50,000 49,723
4.50%, 10/01/2049 70,000 53,896
6.38%, 5/18/2053 30,000 30,561
Freeport-McMoRan, Inc.
5.00%, 9/01/2027 10,000 9,893
4.38%, 8/01/2028 200,000 192,986
5.25%, 9/01/2029 150,000 150,558
4.25%, 3/01/2030 205,000 192,657
5.45%, 3/15/2043 20,000 19,217
Huntsman International LLC
4.50%, 5/01/2029 10,000 9,596
2.95%, 6/15/2031 50,000 41,997
International Flavors & Fragrances, Inc. ,
5.00% , 9/26/2048 96,000 82,102
International Paper Co. , 4.80% , 6/15/2044 113,000 103,042
Linde, Inc.
3.20%, 1/30/2026 185,000 180,198
1.10%, 8/10/2030 50,000 41,016
LYB International Finance III LLC
1.25%, 10/01/2025 23,000 21,569
5.63%, 5/15/2033
(a)
10,000 10,382
3.38%, 10/01/2040 185,000 141,730
4.20%, 5/01/2050 85,000 67,528
3.80%, 10/01/2060 204,000 144,110
LyondellBasell Industries NV , 4.63% ,
2/26/2055 10,000 8,403
Mosaic Co. (The) , 4.88% , 11/15/2041 10,000 8,922
NewMarket Corp. , 2.70% , 3/18/2031 25,000 21,183
Newmont Corp.
6.25%, 10/01/2039 500,000 550,164
4.88%, 3/15/2042 35,000 33,628
Nucor Corp.
2.00%, 6/01/2025 160,000 153,870
4.30%, 5/23/2027 10,000 9,912
3.95%, 5/01/2028 13,000 12,724
Nutrien Ltd.
4.20%, 4/01/2029 20,000 19,570
2.95%, 5/13/2030 70,000 62,973
4.13%, 3/15/2035 100,000 92,221
PPG Industries, Inc. , 1.20% , 3/15/2026 51,000 47,323
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 26,000 29,572
6.13%, 12/15/2033 100,000 109,032
Rio Tinto Finance USA PLC
5.00%, 3/09/2033 55,000 56,387
5.13%, 3/09/2053 155,000 156,110
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Basic Materials – 0.6% (continued)
RPM International, Inc. , 3.75% , 3/15/2027 10,000 9,680
Sherwin-Williams Co. (The)
3.95%, 1/15/2026 62,000 61,028
3.45%, 6/01/2027 560,000 539,866
2.95%, 8/15/2029 25,000 22,861
2.30%, 5/15/2030 36,000 31,322
4.00%, 12/15/2042 40,000 33,434
4.50%, 6/01/2047 25,000 22,459
3.30%, 5/15/2050 75,000 54,100
Southern Copper Corp.
3.88%, 4/23/2025 30,000 29,440
6.75%, 4/16/2040 224,000 250,719
5.88%, 4/23/2045 25,000 25,186
Steel Dynamics, Inc.
3.25%, 1/15/2031 37,000 33,292
3.25%, 10/15/2050 50,000 33,972
Suzano Austria GmbH
6.00%, 1/15/2029 25,000 25,203
5.00%, 1/15/2030 187,000 178,496
Series DM3N, 3.13%, 1/15/2032 170,000 139,600
Vale Overseas Ltd.
6.25%, 8/10/2026 200,000 204,113
3.75%, 7/08/2030 567,000 514,399
6.88%, 11/21/2036 100,000 108,302
Westlake Corp.
3.60%, 8/15/2026 59,000 57,099
5.00%, 8/15/2046 25,000 22,586
4.38%, 11/15/2047 70,000 58,543
10,045,522
Communications – 2.2%
Alphabet, Inc.
0.80%, 8/15/2027
(a)
104,000 92,868
1.10%, 8/15/2030 137,000 113,219
1.90%, 8/15/2040 160,000 109,480
2.05%, 8/15/2050 285,000 172,735
2.25%, 8/15/2060
(a)
10,000 5,932
Amazon.com, Inc.
0.80%, 6/03/2025 225,000 214,094
4.60%, 12/01/2025 45,000 45,103
1.00%, 5/12/2026 200,000 185,139
3.30%, 4/13/2027 150,000 145,463
1.20%, 6/03/2027 185,000 167,087
3.15%, 8/22/2027 280,000 269,125
4.55%, 12/01/2027 245,000 247,062
1.65%, 5/12/2028 575,000 517,353
4.65%, 12/01/2029 145,000 147,771
1.50%, 6/03/2030 117,000 98,822
2.10%, 5/12/2031 87,000 74,443
3.60%, 4/13/2032 125,000 117,743
4.80%, 12/05/2034 50,000 51,158
3.88%, 8/22/2037 100,000 92,266
2.88%, 5/12/2041 201,000 155,669
4.05%, 8/22/2047 272,000 241,832
2.50%, 6/03/2050 155,000 100,581
3.10%, 5/12/2051 227,000 165,445
3.95%, 4/13/2052 134,000 114,823
4.25%, 8/22/2057 90,000 80,028
2.70%, 6/03/2060 10,000 6,382

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Communications – 2.2% (continued)
Amazon.com, Inc. (continued)
3.25%, 5/12/2061 160,000 114,623
4.10%, 4/13/2062 190,000 162,978
America Movil SAB de CV
6.13%, 3/30/2040 70,000 75,786
4.38%, 7/16/2042 305,000 270,407
AT&T, Inc.
3.88%, 1/15/2026 185,000 181,568
1.70%, 3/25/2026 150,000 140,496
2.95%, 7/15/2026 50,000 47,834
3.80%, 2/15/2027 35,000 34,109
4.25%, 3/01/2027 150,000 148,083
2.30%, 6/01/2027 95,000 88,078
1.65%, 2/01/2028 305,000 271,867
4.10%, 2/15/2028 365,000 357,067
4.30%, 2/15/2030 115,000 111,837
2.75%, 6/01/2031 61,000 52,939
2.25%, 2/01/2032 75,000 61,674
2.55%, 12/01/2033 300,000 243,492
5.40%, 2/15/2034 500,000 513,054
4.50%, 5/15/2035 185,000 174,607
5.25%, 3/01/2037 100,000 100,111
4.85%, 3/01/2039 35,000 33,352
3.50%, 6/01/2041 25,000 19,819
5.15%, 3/15/2042 139,000 134,775
3.10%, 2/01/2043 40,000 29,806
4.75%, 5/15/2046 500,000 451,347
4.50%, 3/09/2048 75,000 64,637
4.55%, 3/09/2049 50,000 43,228
5.15%, 2/15/2050 250,000 235,974
3.65%, 6/01/2051 150,000 111,581
3.30%, 2/01/2052 200,000 140,585
3.50%, 9/15/2053 445,000 316,885
3.55%, 9/15/2055 155,000 110,085
3.80%, 12/01/2057 615,000 452,821
3.65%, 9/15/2059 50,000 35,208
3.85%, 6/01/2060 205,000 150,883
Bell Telephone Co. of Canada or Bell Canada
(The)
4.46%, 4/01/2048 24,000 21,307
4.30%, 7/29/2049 180,000 154,579
Booking Holdings, Inc.
3.65%, 3/15/2025 50,000 49,197
3.60%, 6/01/2026 70,000 68,386
3.55%, 3/15/2028 25,000 24,127
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
4.91%, 7/23/2025 210,000 208,136
6.15%, 11/10/2026 50,000 51,071
4.20%, 3/15/2028 31,000 29,795
5.05%, 3/30/2029 50,000 49,189
2.80%, 4/01/2031 506,000 418,275
2.30%, 2/01/2032 120,000 93,804
6.65%, 2/01/2034 170,000 176,829
6.38%, 10/23/2035 25,000 25,200
5.38%, 4/01/2038 20,000 18,074
3.50%, 6/01/2041 450,000 313,177
6.48%, 10/23/2045 50,000 48,005
5.13%, 7/01/2049 275,000 218,472
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Communications – 2.2% (continued)
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp. (continued)
4.80%, 3/01/2050 130,000 98,844
3.70%, 4/01/2051 355,000 225,745
3.90%, 6/01/2052 45,000 29,467
6.83%, 10/23/2055 41,000 40,632
3.85%, 4/01/2061 100,000 60,449
4.40%, 12/01/2061 560,000 376,620
5.50%, 4/01/2063 150,000 121,631
Cisco Systems, Inc.
3.50%, 6/15/2025 45,000 44,382
2.95%, 2/28/2026 25,000 24,263
5.90%, 2/15/2039 100,000 110,784
5.50%, 1/15/2040 125,000 132,903
Comcast Corp.
3.38%, 8/15/2025 235,000 230,397
2.35%, 1/15/2027 195,000 183,587
3.30%, 2/01/2027 120,000 115,840
5.35%, 11/15/2027 295,000 303,614
3.55%, 5/01/2028 140,000 134,786
4.15%, 10/15/2028 250,000 246,271
4.55%, 1/15/2029 35,000 35,054
3.40%, 4/01/2030 75,000 69,821
1.95%, 1/15/2031 172,000 144,023
1.50%, 2/15/2031 50,000 40,665
4.25%, 1/15/2033 50,000 48,006
4.65%, 2/15/2033
(a)
50,000 49,810
4.80%, 5/15/2033
(a)
15,000 15,050
4.20%, 8/15/2034 150,000 142,861
5.65%, 6/15/2035 25,000 26,594
6.95%, 8/15/2037 100,000 117,241
4.60%, 10/15/2038 25,000 24,112
3.25%, 11/01/2039 93,000 74,709
3.75%, 4/01/2040 750,000 640,037
3.97%, 11/01/2047 50,000 41,374
4.00%, 3/01/2048 250,000 207,036
4.70%, 10/15/2048 160,000 150,431
4.00%, 11/01/2049 50,000 41,054
2.80%, 1/15/2051 255,000 166,304
2.89%, 11/01/2051 160,000 105,835
5.35%, 5/15/2053 25,000 25,426
2.94%, 11/01/2056 100,000 64,602
4.95%, 10/15/2058 90,000 86,670
2.65%, 8/15/2062 50,000 29,335
2.99%, 11/01/2063 235,000 148,406
5.50%, 5/15/2064 525,000 538,805
Corning, Inc.
5.35%, 11/15/2048 50,000 49,395
3.90%, 11/15/2049 50,000 40,063
5.85%, 11/15/2068 15,000 14,943
5.45%, 11/15/2079 65,000 62,936
Deutsche Telekom International Finance BV
8.75%, 6/15/2030 50,000 59,533
9.25%, 6/01/2032 100,000 128,886
Discovery Communications LLC
3.95%, 3/20/2028 275,000 262,797
3.63%, 5/15/2030 58,000 52,483
4.88%, 4/01/2043 25,000 21,140
5.20%, 9/20/2047 30,000 25,934

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Communications – 2.2% (continued)
Discovery Communications LLC (continued)
4.65%, 5/15/2050 80,000 64,162
4.00%, 9/15/2055 177,000 124,393
eBay, Inc.
1.40%, 5/10/2026 45,000 41,698
3.60%, 6/05/2027 75,000 72,528
2.70%, 3/11/2030 17,000 15,156
6.30%, 11/22/2032 10,000 10,858
4.00%, 7/15/2042 175,000 143,835
3.65%, 5/10/2051 3,000 2,269
Expedia Group, Inc.
4.63%, 8/01/2027 30,000 29,768
3.80%, 2/15/2028 133,000 127,461
FactSet Research Systems, Inc. , 2.90% ,
3/01/2027 90,000 84,805
Fox Corp.
3.05%, 4/07/2025 110,000 107,290
4.71%, 1/25/2029 50,000 49,585
3.50%, 4/08/2030 115,000 105,718
6.50%, 10/13/2033 30,000 32,365
5.48%, 1/25/2039 100,000 97,551
5.58%, 1/25/2049 85,000 81,231
Grupo Televisa SAB , 6.63% , 1/15/2040 71,000 74,227
Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030 20,000 19,695
3.38%, 3/01/2041 60,000 45,219
5.40%, 10/01/2048 40,000 37,503
Juniper Networks, Inc.
1.20%, 12/10/2025 40,000 37,231
3.75%, 8/15/2029 50,000 47,096
2.00%, 12/10/2030 10,000 8,169
Meta Platforms, Inc.
3.50%, 8/15/2027 70,000 67,951
4.60%, 5/15/2028 200,000 202,001
4.80%, 5/15/2030 90,000 91,576
3.85%, 8/15/2032 220,000 208,070
4.95%, 5/15/2033
(a)
30,000 30,690
4.45%, 8/15/2052 105,000 94,297
5.60%, 5/15/2053 230,000 245,107
4.65%, 8/15/2062 140,000 128,113
5.75%, 5/15/2063 225,000 243,286
Motorola Solutions, Inc.
4.60%, 2/23/2028 20,000 19,887
2.30%, 11/15/2030 45,000 37,899
5.60%, 6/01/2032 97,000 99,520
5.50%, 9/01/2044 22,000 21,710
Netflix, Inc.
4.88%, 4/15/2028 250,000 252,015
6.38%, 5/15/2029 40,000 43,192
Nokia OYJ , 4.38% , 6/12/2027 104,000 100,157
Omnicom Group, Inc. , 2.60% , 8/01/2031 90,000 76,620
Orange SA
9.00%, 3/01/2031 227,000 280,461
5.38%, 1/13/2042 67,000 67,885
Paramount Global
7.88%, 7/30/2030 40,000 43,496
4.20%, 5/19/2032 145,000 128,692
6.88%, 4/30/2036 27,000 26,783
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Communications – 2.2% (continued)
Paramount Global (continued)
5.90%, 10/15/2040 150,000 135,966
4.38%, 3/15/2043 235,000 169,799
5.85%, 9/01/2043 30,000 26,684
4.90%, 8/15/2044 125,000 98,594
4.95%, 5/19/2050 110,000 87,580
Rogers Communications, Inc.
2.90%, 11/15/2026 35,000 33,276
3.20%, 3/15/2027 250,000 239,107
4.50%, 3/15/2042 500,000 443,589
4.30%, 2/15/2048 160,000 132,864
4.35%, 5/01/2049 80,000 66,778
Sprint Capital Corp.
6.88%, 11/15/2028 60,000 64,872
8.75%, 3/15/2032 35,000 42,996
Sprint LLC
7.63%, 2/15/2025 25,000 25,412
7.63%, 3/01/2026 56,000 58,454
TCI Communications, Inc. , 7.88% , 2/15/2026 100,000 105,836
Telefonica Emisiones SA
7.05%, 6/20/2036 120,000 135,695
4.90%, 3/06/2048 200,000 176,660
5.52%, 3/01/2049 130,000 124,846
Telefonica Europe BV , 8.25% , 9/15/2030 75,000 87,058
TELUS Corp.
2.80%, 2/16/2027 30,000 28,265
3.70%, 9/15/2027 14,000 13,462
4.60%, 11/16/2048 60,000 52,806
Time Warner Cable Enterprises LLC , 8.38% ,
7/15/2033 200,000 228,963
Time Warner Cable LLC
6.55%, 5/01/2037 100,000 99,513
7.30%, 7/01/2038 110,000 115,273
6.75%, 6/15/2039 90,000 89,388
5.88%, 11/15/2040 100,000 90,505
5.50%, 9/01/2041 150,000 131,634
T-Mobile USA, Inc.
3.50%, 4/15/2025 500,000 490,143
1.50%, 2/15/2026 20,000 18,720
2.25%, 2/15/2026 55,000 52,191
2.63%, 4/15/2026 65,000 61,932
3.75%, 4/15/2027 285,000 276,363
2.05%, 2/15/2028 320,000 288,488
4.95%, 3/15/2028 120,000 120,906
4.80%, 7/15/2028 450,000 451,064
2.40%, 3/15/2029 100,000 89,329
3.88%, 4/15/2030 22,000 20,787
2.55%, 2/15/2031 20,000 17,139
2.88%, 2/15/2031 150,000 131,345
2.70%, 3/15/2032 109,000 92,438
5.05%, 7/15/2033 50,000 50,063
5.75%, 1/15/2034 160,000 168,562
4.38%, 4/15/2040 515,000 464,565
3.00%, 2/15/2041 85,000 63,518
4.50%, 4/15/2050 95,000 83,113
3.30%, 2/15/2051 260,000 184,912
3.40%, 10/15/2052 25,000 17,928
5.65%, 1/15/2053 205,000 211,292
5.75%, 1/15/2054 45,000 47,322

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Communications – 2.2% (continued)
T-Mobile USA, Inc. (continued)
6.00%, 6/15/2054 90,000 98,300
3.60%, 11/15/2060 95,000 68,126
5.80%, 9/15/2062 25,000 26,212
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/01/2041 100,000 88,659
4.13%, 6/01/2044 135,000 118,469
3.00%, 7/30/2046 135,000 96,919
VeriSign, Inc.
5.25%, 4/01/2025 120,000 119,962
4.75%, 7/15/2027 45,000 44,493
Verizon Communications, Inc.
3.38%, 2/15/2025 85,000 83,568
2.63%, 8/15/2026 361,000 343,756
3.00%, 3/22/2027 235,000 223,357
2.10%, 3/22/2028 225,000 203,440
4.33%, 9/21/2028 517,000 509,427
3.88%, 2/08/2029 161,000 155,528
4.02%, 12/03/2029 250,000 240,256
3.15%, 3/22/2030 50,000 45,527
1.50%, 9/18/2030 205,000 168,305
1.68%, 10/30/2030 140,000 115,000
1.75%, 1/20/2031 80,000 65,286
2.55%, 3/21/2031 175,000 150,441
2.36%, 3/15/2032 455,000 377,320
5.05%, 5/09/2033
(a)
165,000 166,716
4.50%, 8/10/2033 50,000 48,326
5.25%, 3/16/2037 100,000 103,009
4.81%, 3/15/2039 500,000 482,902
3.40%, 3/22/2041 185,000 146,261
2.85%, 9/03/2041 50,000 36,524
6.55%, 9/15/2043 260,000 298,578
4.86%, 8/21/2046 50,000 47,419
5.50%, 3/16/2047 40,000 41,602
4.52%, 9/15/2048 194,000 174,502
2.88%, 11/20/2050 150,000 99,210
3.55%, 3/22/2051 15,000 11,293
3.88%, 3/01/2052 30,000 23,917
5.01%, 8/21/2054 25,000 24,024
2.99%, 10/30/2056 210,000 136,458
3.00%, 11/20/2060 154,000 97,367
3.70%, 3/22/2061 140,000 103,899
Vodafone Group PLC
4.13%, 5/30/2025 138,000 136,492
4.38%, 5/30/2028 71,000 70,889
4.38%, 2/19/2043 120,000 104,801
5.25%, 5/30/2048 10,000 9,590
4.88%, 6/19/2049 185,000 166,902
4.25%, 9/17/2050 25,000 20,528
5.63%, 2/10/2053 175,000 176,208
5.13%, 6/19/2059 193,000 176,206
5.75%, 2/10/2063 55,000 55,416
Walt Disney Co. (The)
3.70%, 10/15/2025 250,000 245,694
3.70%, 3/23/2027 600,000 587,062
2.00%, 9/01/2029 70,000 61,588
3.80%, 3/22/2030 100,000 96,403
2.65%, 1/13/2031 150,000 133,011
6.20%, 12/15/2034 250,000 279,862
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Communications – 2.2% (continued)
Walt Disney Co. (The) (continued)
6.40%, 12/15/2035 10,000 11,349
6.65%, 11/15/2037 120,000 139,875
4.63%, 3/23/2040 165,000 158,453
3.50%, 5/13/2040 75,000 62,112
4.75%, 9/15/2044 50,000 47,534
2.75%, 9/01/2049 450,000 299,505
4.70%, 3/23/2050 270,000 256,078
3.60%, 1/13/2051 105,000 82,107
Weibo Corp. , 3.38% , 7/08/2030 225,000 195,300
36,846,967
Consumer, Cyclical – 1.7%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/01/2026 5,281 4,939
Series 2015-1, Class A, 3.38%, 5/01/2027 5,753 5,390
Series 2016-2, Class AA, 3.20%, 6/15/2028 40,470 36,951
Series 2017-1, Class AA, 3.65%, 2/15/2029 34,313 31,787
Series 2017-2, Class AA, 3.35%,
10/15/2029 158,024 144,251
American Honda Finance Corp.
Series A, 4.60%, 4/17/2025 75,000 74,788
5.00%, 5/23/2025 32,000 32,091
Series G, 5.80%, 10/03/2025 20,000 20,335
Series G, 5.25%, 7/07/2026 15,000 15,264
4.70%, 1/12/2028 15,000 15,151
Series G, 5.13%, 7/07/2028 35,000 35,767
5.65%, 11/15/2028
(a)
75,000 78,371
2.25%, 1/12/2029 31,000 27,920
4.60%, 4/17/2030 100,000 99,783
Series G, 5.85%, 10/04/2030 136,000 145,206
Aptiv PLC / Aptiv Corp. , 4.15% , 5/01/2052 70,000 55,388
AutoNation, Inc.
4.50%, 10/01/2025 15,000 14,783
1.95%, 8/01/2028 45,000 38,960
AutoZone, Inc.
3.25%, 4/15/2025 90,000 88,072
3.63%, 4/15/2025 25,000 24,579
5.05%, 7/15/2026 10,000 10,043
4.50%, 2/01/2028 19,000 18,825
6.25%, 11/01/2028 10,000 10,615
4.00%, 4/15/2030 75,000 71,743
6.55%, 11/01/2033 10,000 11,034
Best Buy Co., Inc. , 4.45% , 10/01/2028
(a)
308,000 306,201
Choice Hotels International, Inc.
3.70%, 12/01/2029 120,000 106,476
3.70%, 1/15/2031 55,000 47,906
Costco Wholesale Corp.
3.00%, 5/18/2027 423,000 407,455
1.38%, 6/20/2027 70,000 63,547
Cummins, Inc.
0.75%, 9/01/2025 60,000 56,453
2.60%, 9/01/2050
(a)
50,000 32,308
Darden Restaurants, Inc.
3.85%, 5/01/2027 210,000 203,628
6.30%, 10/10/2033 10,000 10,640
4.55%, 2/15/2048 20,000 16,656

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Cyclical – 1.7% (continued)
Dick's Sporting Goods, Inc. , 4.10% , 1/15/2052 85,000 61,540
Dollar General Corp.
4.15%, 11/01/2025 60,000 59,094
4.63%, 11/01/2027 100,000 99,302
5.20%, 7/05/2028 10,000 10,158
3.50%, 4/03/2030 50,000 45,987
5.45%, 7/05/2033
(a)
15,000 15,251
4.13%, 4/03/2050 103,000 80,769
Dollar Tree, Inc.
4.00%, 5/15/2025 54,000 53,209
4.20%, 5/15/2028 50,000 48,797
3.38%, 12/01/2051 25,000 16,955
Ford Motor Co.
7.45%, 7/16/2031
(a)
127,000 137,798
3.25%, 2/12/2032 423,000 350,316
6.10%, 8/19/2032
(a)
100,000 99,991
Ford Motor Credit Co. LLC
3.38%, 11/13/2025 200,000 191,961
6.95%, 3/06/2026 220,000 224,947
2.70%, 8/10/2026 200,000 185,914
4.13%, 8/17/2027 200,000 189,973
6.80%, 5/12/2028 400,000 415,246
7.12%, 11/07/2033 700,000 750,492
General Motors Co.
6.13%, 10/01/2025 150,000 152,216
4.20%, 10/01/2027 115,000 112,334
6.80%, 10/01/2027 50,000 52,955
5.60%, 10/15/2032 750,000 760,055
6.60%, 4/01/2036 120,000 129,326
5.15%, 4/01/2038 100,000 94,558
6.75%, 4/01/2046 31,000 33,511
5.95%, 4/01/2049
(a)
108,000 106,183
General Motors Financial Co., Inc.
3.80%, 4/07/2025 200,000 196,659
6.05%, 10/10/2025 85,000 86,213
5.25%, 3/01/2026 25,000 25,083
4.00%, 10/06/2026 225,000 219,477
4.35%, 1/17/2027 65,000 64,061
2.35%, 2/26/2027 80,000 74,001
5.00%, 4/09/2027 95,000 94,932
6.00%, 1/09/2028 122,000 125,949
5.80%, 6/23/2028 275,000 282,208
2.40%, 10/15/2028 60,000 53,331
5.85%, 4/06/2030 15,000 15,407
3.60%, 6/21/2030 50,000 45,268
2.35%, 1/08/2031 45,000 37,301
2.70%, 6/10/2031 105,000 87,678
Genuine Parts Co.
1.88%, 11/01/2030 25,000 20,456
2.75%, 2/01/2032 20,000 16,782
Harley-Davidson, Inc. , 3.50% , 7/28/2025 45,000 43,704
Harman International Industries, Inc. , 4.15% ,
5/15/2025 232,000 228,592
Hasbro, Inc.
3.55%, 11/19/2026 50,000 47,658
3.90%, 11/19/2029
(a)
70,000 64,898
6.35%, 3/15/2040 50,000 52,540
Home Depot, Inc. (The)
2.70%, 4/15/2025 160,000 156,411
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Cyclical – 1.7% (continued)
Home Depot, Inc. (The) (continued)
3.35%, 9/15/2025 25,000 24,512
2.50%, 4/15/2027 20,000 18,863
2.88%, 4/15/2027 228,000 217,715
2.80%, 9/14/2027 320,000 303,783
3.90%, 12/06/2028 10,000 9,813
2.95%, 6/15/2029 125,000 116,528
2.70%, 4/15/2030 168,000 152,298
1.38%, 3/15/2031 127,000 102,735
4.50%, 9/15/2032 200,000 199,929
5.88%, 12/16/2036 350,000 387,541
4.25%, 4/01/2046 200,000 179,106
4.50%, 12/06/2048 80,000 73,638
2.38%, 3/15/2051 81,000 49,971
3.63%, 4/15/2052 145,000 114,507
3.50%, 9/15/2056 15,000 11,501
Honda Motor Co. Ltd.
2.27%, 3/10/2025 300,000 291,637
2.53%, 3/10/2027 415,000 391,198
2.97%, 3/10/2032 55,000 49,341
Hyatt Hotels Corp.
5.38%, 4/23/2025 70,000 70,023
4.85%, 3/15/2026 50,000 49,582
5.75%, 1/30/2027 23,000 23,535
4.38%, 9/15/2028 25,000 24,323
5.75%, 4/23/2030 75,000 77,908
JetBlue Pass-Through Trust , Series 2020-1 ,
Class A , 4.00% , 11/15/2032 32,148 29,406
Lear Corp.
3.50%, 5/30/2030 108,000 97,463
5.25%, 5/15/2049 45,000 41,423
Leggett & Platt, Inc.
3.50%, 11/15/2027 125,000 118,573
3.50%, 11/15/2051 25,000 17,598
Lennar Corp.
4.75%, 5/30/2025 80,000 79,580
5.25%, 6/01/2026 15,000 15,058
5.00%, 6/15/2027 135,000 135,234
4.75%, 11/29/2027 150,000 149,542
Lowe's Cos., Inc.
4.00%, 4/15/2025 89,000 87,908
3.38%, 9/15/2025 80,000 78,180
3.35%, 4/01/2027 135,000 130,285
3.10%, 5/03/2027 252,000 241,306
1.70%, 9/15/2028 420,000 371,025
1.70%, 10/15/2030 40,000 33,154
2.63%, 4/01/2031 110,000 95,649
3.75%, 4/01/2032 300,000 278,468
5.00%, 4/15/2040 50,000 48,665
3.70%, 4/15/2046 433,000 343,109
4.05%, 5/03/2047 105,000 87,296
3.00%, 10/15/2050 85,000 57,549
3.50%, 4/01/2051 30,000 22,038
4.25%, 4/01/2052 500,000 420,568
4.45%, 4/01/2062 129,000 108,113
5.80%, 9/15/2062 40,000 41,682
Magna International, Inc.
5.98%, 3/21/2026 32,000 32,032
2.45%, 6/15/2030 20,000 17,494

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Cyclical – 1.7% (continued)
Marriott International, Inc.
Series EE, 5.75%, 5/01/2025 75,000 75,567
3.75%, 10/01/2025 100,000 97,879
Series R, 3.13%, 6/15/2026 75,000 72,079
5.45%, 9/15/2026 10,000 10,146
5.55%, 10/15/2028 15,000 15,446
Series AA, 4.65%, 12/01/2028 50,000 49,694
Series GG, 3.50%, 10/15/2032 150,000 133,320
Mattel, Inc. , 5.45% , 11/01/2041 25,000 22,476
McDonald's Corp.
3.38%, 5/26/2025 110,000 107,910
3.30%, 7/01/2025 61,000 59,755
3.80%, 4/01/2028 25,000 24,374
4.80%, 8/14/2028 10,000 10,140
2.63%, 9/01/2029 290,000 264,099
3.60%, 7/01/2030 118,000 111,485
4.95%, 8/14/2033 100,000 101,837
4.70%, 12/09/2035 269,000 264,689
6.30%, 3/01/2038 135,000 152,109
5.70%, 2/01/2039 17,000 18,132
4.88%, 12/09/2045 130,000 125,514
4.45%, 3/01/2047 241,000 216,909
4.45%, 9/01/2048 40,000 35,957
3.63%, 9/01/2049 105,000 82,012
4.20%, 4/01/2050 175,000 149,931
5.15%, 9/09/2052 100,000 99,532
5.45%, 8/14/2053 15,000 15,558
MDC Holdings, Inc.
2.50%, 1/15/2031 342,000 286,745
6.00%, 1/15/2043 40,000 40,474
3.97%, 8/06/2061 25,000 18,394
Mercedes-Benz Finance North America LLC ,
8.50% , 1/18/2031 110,000 136,321
NIKE, Inc.
2.40%, 3/27/2025 100,000 97,401
2.38%, 11/01/2026 464,000 440,453
2.75%, 3/27/2027 280,000 266,728
2.85%, 3/27/2030 175,000 160,426
3.25%, 3/27/2040 40,000 32,912
3.88%, 11/01/2045 50,000 43,351
3.38%, 3/27/2050
(a)
85,000 66,886
O'Reilly Automotive, Inc.
3.55%, 3/15/2026 25,000 24,323
5.75%, 11/20/2026 50,000 51,259
3.60%, 9/01/2027 50,000 48,159
3.90%, 6/01/2029 45,000 43,360
1.75%, 3/15/2031 20,000 16,222
PACCAR Financial Corp.
1.10%, 5/11/2026 40,000 37,094
Series D, 5.20%, 11/09/2026 50,000 50,875
2.00%, 2/04/2027 10,000 9,310
Polaris, Inc. , 6.95% , 3/15/2029 50,000 53,099
PulteGroup, Inc.
5.50%, 3/01/2026 75,000 75,757
5.00%, 1/15/2027
(a)
40,000 40,255
6.00%, 2/15/2035 25,000 26,431
PVH Corp. , 4.63% , 7/10/2025 50,000 49,582
Ralph Lauren Corp.
3.75%, 9/15/2025 50,000 48,998
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Cyclical – 1.7% (continued)
Ralph Lauren Corp. (continued)
2.95%, 6/15/2030 110,000 99,565
Ross Stores, Inc.
4.60%, 4/15/2025 85,000 84,490
0.88%, 4/15/2026 15,000 13,790
Sands China Ltd.
2.55%, 3/08/2027 200,000 181,111
5.65%, 8/08/2028 450,000 442,990
Southwest Airlines Co.
5.25%, 5/04/2025 164,000 164,049
5.13%, 6/15/2027 175,000 176,215
2.63%, 2/10/2030 75,000 65,811
Starbucks Corp.
2.00%, 3/12/2027 120,000 110,989
4.00%, 11/15/2028 43,000 42,150
3.55%, 8/15/2029 101,000 96,507
4.80%, 2/15/2033
(a)
165,000 166,470
3.75%, 12/01/2047 150,000 118,535
4.45%, 8/15/2049 40,000 35,480
3.35%, 3/12/2050 40,000 29,373
3.50%, 11/15/2050 202,000 153,287
Tapestry, Inc.
Series ., 4.25%, 4/01/2025 55,000 54,190
7.05%, 11/27/2025 50,000 51,158
7.00%, 11/27/2026 50,000 51,575
7.85%, 11/27/2033 50,000 53,468
Target Corp.
2.25%, 4/15/2025 200,000 194,237
2.50%, 4/15/2026 80,000 76,977
3.38%, 4/15/2029 273,000 260,898
2.35%, 2/15/2030 40,000 35,620
4.50%, 9/15/2032 100,000 99,038
4.00%, 7/01/2042 134,000 119,241
3.90%, 11/15/2047 58,000 49,323
2.95%, 1/15/2052 20,000 13,958
4.80%, 1/15/2053 165,000 159,774
TJX Cos., Inc. (The)
2.25%, 9/15/2026 200,000 189,578
1.15%, 5/15/2028 10,000 8,766
1.60%, 5/15/2031 102,000 83,891
Toll Brothers Finance Corp.
4.88%, 11/15/2025 148,000 147,102
4.88%, 3/15/2027 15,000 14,889
Toyota Motor Corp.
5.28%, 7/13/2026 10,000 10,166
5.12%, 7/13/2028 25,000 25,860
Toyota Motor Credit Corp.
3.95%, 6/30/2025 65,000 64,301
5.60%, 9/11/2025 10,000 10,157
4.45%, 5/18/2026 15,000 14,974
5.00%, 8/14/2026 45,000 45,454
5.40%, 11/20/2026 50,000 51,088
3.20%, 1/11/2027 25,000 24,143
1.90%, 1/13/2027 50,000 46,470
3.05%, 3/22/2027 215,000 206,094
1.15%, 8/13/2027 20,000 17,925
4.55%, 9/20/2027 100,000 100,400
5.45%, 11/10/2027 520,000 537,749

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Cyclical – 1.7% (continued)
Toyota Motor Credit Corp. (continued)
4.63%, 1/12/2028 200,000 201,594
1.90%, 4/06/2028 20,000 18,118
5.25%, 9/11/2028 80,000 82,297
4.45%, 6/29/2029 70,000 69,963
5.55%, 11/20/2030 50,000 52,472
1.65%, 1/10/2031 100,000 82,578
1.90%, 9/12/2031 168,000 139,365
Tractor Supply Co. , 5.25% , 5/15/2033 15,000 15,227
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025 26,416 25,735
Series 2020-1, Class B, 4.88%, 1/15/2026 177,920 173,717
Series 2018-1, Class AA, 3.50%, 3/01/2030 75,955 69,373
Series 2023-1, Class A, 5.80%, 1/15/2036 165,000 166,157
VF Corp.
2.40%, 4/23/2025 150,000 144,151
2.80%, 4/23/2027 10,000 9,225
2.95%, 4/23/2030 50,000 41,974
Walmart, Inc.
4.00%, 4/15/2026 20,000 19,847
3.05%, 7/08/2026 12,000 11,649
1.05%, 9/17/2026 65,000 59,885
5.88%, 4/05/2027 77,000 81,056
3.90%, 4/15/2028 15,000 14,850
1.50%, 9/22/2028 60,000 53,481
2.38%, 9/24/2029 3,000 2,730
4.00%, 4/15/2030 105,000 103,835
1.80%, 9/22/2031 81,000 67,896
4.10%, 4/15/2033 775,000 757,460
5.25%, 9/01/2035 70,000 74,763
3.95%, 6/28/2038 10,000 9,372
2.50%, 9/22/2041 100,000 73,075
4.05%, 6/29/2048 98,000 87,881
2.95%, 9/24/2049 200,000 145,867
2.65%, 9/22/2051 285,000 193,011
4.50%, 9/09/2052 129,000 122,619
4.50%, 4/15/2053 90,000 85,404
WarnerMedia Holdings, Inc.
3.64%, 3/15/2025 30,000 29,417
3.79%, 3/15/2025 10,000 9,815
6.41%, 3/15/2026 215,000 214,985
3.76%, 3/15/2027 220,000 211,313
4.05%, 3/15/2029 275,000 260,315
4.28%, 3/15/2032 35,000 32,043
5.05%, 3/15/2042 575,000 509,746
5.14%, 3/15/2052 255,000 219,440
5.39%, 3/15/2062 295,000 254,248
Whirlpool Corp.
4.75%, 2/26/2029
(a)
145,000 143,835
4.70%, 5/14/2032
(a)
13,000 12,546
4.60%, 5/15/2050
(a)
50,000 41,195
WW Grainger, Inc. , 4.20% , 5/15/2047 90,000 79,639
29,554,943
Consumer, Non-cyclical – 4.4%
Abbott Laboratories
3.88%, 9/15/2025 15,000 14,876
3.75%, 11/30/2026 95,000 93,642
1.15%, 1/30/2028 123,000 109,575
4.75%, 11/30/2036 345,000 348,667
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Abbott Laboratories (continued)
6.00%, 4/01/2039 25,000 28,806
4.90%, 11/30/2046 214,000 213,969
AbbVie, Inc.
3.80%, 3/15/2025 100,000 98,779
3.60%, 5/14/2025 90,000 88,510
3.20%, 5/14/2026 75,000 72,789
2.95%, 11/21/2026 500,000 479,336
4.25%, 11/14/2028 200,000 198,850
3.20%, 11/21/2029 145,000 135,074
4.50%, 5/14/2035 100,000 97,616
4.30%, 5/14/2036 472,000 449,684
4.05%, 11/21/2039 150,000 135,765
4.40%, 11/06/2042 50,000 45,986
4.75%, 3/15/2045 125,000 118,869
4.70%, 5/14/2045 229,000 217,325
4.25%, 11/21/2049 342,000 300,374
Adventist Health System/West , 3.63% ,
3/01/2049 82,000 60,068
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 48,551
Series 2020, 2.21%, 6/15/2030 15,000 12,907
Aetna, Inc.
6.63%, 6/15/2036 50,000 55,901
4.75%, 3/15/2044 35,000 31,216
3.88%, 8/15/2047 58,000 44,933
Agilent Technologies, Inc.
2.75%, 9/15/2029 50,000 45,418
2.30%, 3/12/2031 47,000 40,161
Ahold Finance USA LLC , 6.88% , 5/01/2029 25,000 27,550
AHS Hospital Corp.
5.02%, 7/01/2045 85,000 81,512
Series 2021, 2.78%, 7/01/2051 280,000 182,651
Allina Health System , Series 2019 , 3.89% ,
4/15/2049 15,000 12,158
Altria Group, Inc.
2.35%, 5/06/2025 60,000 58,022
4.40%, 2/14/2026 10,000 9,900
2.63%, 9/16/2026 31,000 29,457
3.40%, 5/06/2030 150,000 136,498
2.45%, 2/04/2032 120,000 98,168
5.80%, 2/14/2039 75,000 76,609
3.40%, 2/04/2041 215,000 158,840
4.25%, 8/09/2042 270,000 219,964
4.50%, 5/02/2043 40,000 33,858
3.88%, 9/16/2046 265,000 199,992
5.95%, 2/14/2049 180,000 180,211
4.45%, 5/06/2050 172,000 136,322
4.00%, 2/04/2061 50,000 36,358
American University (The) , Series 2019 ,
3.67% , 4/01/2049 25,000 19,621
Amgen, Inc.
5.51%, 3/02/2026 150,000 149,997
2.60%, 8/19/2026 127,000 120,863
2.20%, 2/21/2027 60,000 55,889
5.15%, 3/02/2028 240,000 244,484
3.00%, 2/22/2029 180,000 167,866
4.05%, 8/18/2029
(a)
250,000 243,413
2.45%, 2/21/2030
(a)
25,000 22,119

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Amgen, Inc. (continued)
5.25%, 3/02/2030 197,000 201,992
2.30%, 2/25/2031 190,000 161,899
2.00%, 1/15/2032 250,000 204,844
3.35%, 2/22/2032 135,000 122,238
4.20%, 3/01/2033 286,000 271,016
5.60%, 3/02/2043 612,000 630,014
4.40%, 5/01/2045 75,000 66,069
4.56%, 6/15/2048 137,000 121,783
3.38%, 2/21/2050 200,000 146,108
4.66%, 6/15/2051 65,000 58,044
3.00%, 1/15/2052
(a)
60,000 41,204
4.20%, 2/22/2052 90,000 74,425
5.65%, 3/02/2053 134,000 138,143
2.77%, 9/01/2053 215,000 135,204
4.40%, 2/22/2062 75,000 62,073
5.75%, 3/02/2063 215,000 221,360
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc.
4.70%, 2/01/2036 125,000 123,495
4.90%, 2/01/2046 1,036,000 1,007,414
Anheuser-Busch InBev Finance, Inc. , 4.90% ,
2/01/2046 25,000 24,009
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030
(a)
160,000 151,122
4.90%, 1/23/2031
(a)
75,000 76,919
4.38%, 4/15/2038 775,000 733,081
8.20%, 1/15/2039 25,000 33,333
5.45%, 1/23/2039 25,000 26,301
8.00%, 11/15/2039 25,000 32,266
4.35%, 6/01/2040 100,000 92,672
4.95%, 1/15/2042 25,000 24,768
4.50%, 6/01/2050 150,000 139,355
5.80%, 1/23/2059 545,000 598,794
Archer-Daniels-Midland Co.
2.50%, 8/11/2026 25,000 23,552
4.54%, 3/26/2042 87,000 79,031
3.75%, 9/15/2047 25,000 19,742
Ascension Health
Series B, 2.53%, 11/15/2029 45,000 40,573
3.95%, 11/15/2046 26,000 22,109
4.85%, 11/15/2053 25,000 24,115
AstraZeneca Finance LLC
1.20%, 5/28/2026 75,000 69,518
4.88%, 3/03/2028 175,000 177,875
1.75%, 5/28/2028 110,000 98,555
AstraZeneca PLC
3.38%, 11/16/2025 585,000 572,458
0.70%, 4/08/2026 150,000 138,338
3.13%, 6/12/2027 90,000 86,566
6.45%, 9/15/2037 125,000 145,641
4.00%, 9/18/2042 50,000 44,408
4.38%, 11/16/2045 75,000 69,008
Avery Dennison Corp. , 4.88% , 12/06/2028 30,000 30,241
Baptist Healthcare System Obligated Group ,
Series 20B , 3.54% , 8/15/2050 25,000 18,359
BAT Capital Corp.
3.22%, 9/06/2026 40,000 38,278
4.70%, 4/02/2027 20,000 19,820
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
BAT Capital Corp. (continued)
3.56%, 8/15/2027 14,000 13,380
2.26%, 3/25/2028 25,000 22,436
4.39%, 8/15/2037 20,000 16,877
3.73%, 9/25/2040 50,000 36,722
4.54%, 8/15/2047 120,000 91,458
4.76%, 9/06/2049 65,000 50,994
5.28%, 4/02/2050 50,000 42,142
5.65%, 3/16/2052 200,000 177,625
7.08%, 8/02/2053 40,000 42,267
BAT International Finance PLC
1.67%, 3/25/2026 30,000 27,964
5.93%, 2/02/2029 270,000 280,134
Baxalta, Inc. , 4.00% , 6/23/2025 30,000 29,584
Baxter International, Inc.
1.92%, 2/01/2027 170,000 155,678
2.27%, 12/01/2028 30,000 26,735
2.54%, 2/01/2032 125,000 104,201
3.13%, 12/01/2051 25,000 16,750
Becton, Dickinson & Co.
3.70%, 6/06/2027 135,000 130,729
4.69%, 2/13/2028 435,000 435,252
2.82%, 5/20/2030 20,000 17,869
1.96%, 2/11/2031 120,000 99,550
4.67%, 6/06/2047 85,000 78,644
3.79%, 5/20/2050 28,000 22,468
Biogen, Inc.
4.05%, 9/15/2025 210,000 206,687
2.25%, 5/01/2030 75,000 63,893
5.20%, 9/15/2045 45,000 43,983
3.15%, 5/01/2050 175,000 119,874
BIO-RAD Laboratories, Inc.
3.30%, 3/15/2027 15,000 14,280
3.70%, 3/15/2032 100,000 89,837
Block Financial LLC , 5.25% , 10/01/2025 20,000 19,998
Bon Secours Mercy Health, Inc.
3.46%, 6/01/2030 20,000 18,186
Series 20-2, 2.10%, 6/01/2031 120,000 98,638
Series 20-2, 3.21%, 6/01/2050 25,000 17,571
Boston Scientific Corp.
1.90%, 6/01/2025 50,000 48,045
2.65%, 6/01/2030 25,000 22,248
4.70%, 3/01/2049 80,000 75,150
Bristol-Myers Squibb Co.
3.20%, 6/15/2026 200,000 193,918
1.13%, 11/13/2027 150,000 133,325
3.90%, 2/20/2028 100,000 98,164
1.45%, 11/13/2030 10,000 8,187
2.95%, 3/15/2032 100,000 88,166
4.13%, 6/15/2039 250,000 224,868
2.35%, 11/13/2040 20,000 13,851
3.55%, 3/15/2042 510,000 413,444
4.35%, 11/15/2047 100,000 87,456
4.55%, 2/20/2048 28,000 25,328
4.25%, 10/26/2049 265,000 226,029
2.55%, 11/13/2050 125,000 77,685
3.70%, 3/15/2052 190,000 147,525
3.90%, 3/15/2062 110,000 84,189

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Brown University, in Providence in the State
of Rhode Island & Providence Plantations ,
Series A , 2.92% , 9/01/2050 230,000 163,301
Brown-Forman Corp. , 3.50% , 4/15/2025 261,000 256,456
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025 65,000 61,737
3.75%, 9/25/2027 109,000 105,181
California Endowment (The) , Series 2021 ,
2.50% , 4/01/2051 100,000 63,684
California Institute of Technology , 4.70% ,
11/01/2111 35,000 31,897
Campbell Soup Co.
2.38%, 4/24/2030
(a)
29,000 25,061
3.13%, 4/24/2050 15,000 10,084
Cardinal Health, Inc.
3.75%, 9/15/2025 19,000 18,594
4.60%, 3/15/2043 25,000 22,065
4.50%, 11/15/2044 110,000 95,288
4.90%, 9/15/2045 90,000 81,951
Cencora, Inc.
3.45%, 12/15/2027 50,000 48,021
2.80%, 5/15/2030 75,000 67,181
4.30%, 12/15/2047 50,000 44,426
Centene Corp.
4.25%, 12/15/2027 190,000 182,982
2.45%, 7/15/2028 275,000 245,231
2.50%, 3/01/2031 20,000 16,630
2.63%, 8/01/2031 165,000 136,927
Children's Hospital , Series 2020 , 2.93% ,
7/15/2050 50,000 32,742
Children's Hospital of Philadelphia (The) ,
Series 2020 , 2.70% , 7/01/2050 10,000 6,658
Cigna Group (The)
3.25%, 4/15/2025 150,000 146,713
4.13%, 11/15/2025 155,000 152,658
4.50%, 2/25/2026 105,000 104,177
1.25%, 3/15/2026 64,000 59,257
3.40%, 3/01/2027 105,000 101,023
3.05%, 10/15/2027 50,000 47,368
4.38%, 10/15/2028 25,000 24,658
2.40%, 3/15/2030 150,000 130,985
2.38%, 3/15/2031 322,000 273,457
5.40%, 3/15/2033
(a)
250,000 258,213
3.88%, 10/15/2047 150,000 120,259
3.40%, 3/15/2050 120,000 86,969
3.40%, 3/15/2051 125,000 90,242
City of Hope (The) , Series 2013 , 5.62% ,
11/15/2043 135,000 135,046
Clorox Co. (The)
3.10%, 10/01/2027 135,000 128,054
1.80%, 5/15/2030 80,000 66,916
4.60%, 5/01/2032 75,000 74,036
Coca-Cola Co. (The)
1.45%, 6/01/2027 363,000 331,670
2.13%, 9/06/2029 50,000 44,739
3.45%, 3/25/2030 65,000 61,739
1.65%, 6/01/2030 200,000 169,986
2.00%, 3/05/2031 40,000 34,220
1.38%, 3/15/2031 55,000 44,842
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Coca-Cola Co. (The) (continued)
2.25%, 1/05/2032
(a)
85,000 73,159
2.50%, 6/01/2040 120,000 89,374
2.60%, 6/01/2050 650,000 437,014
3.00%, 3/05/2051 30,000 21,866
2.50%, 3/15/2051 135,000 87,907
Coca-Cola Femsa SAB de CV , 2.75% ,
1/22/2030 50,000 44,877
Colgate-Palmolive Co.
4.60%, 3/01/2028 50,000 51,050
4.60%, 3/01/2033 35,000 35,558
3.70%, 8/01/2047 125,000 106,472
CommonSpirit Health
6.07%, 11/01/2027 10,000 10,366
3.35%, 10/01/2029 60,000 55,513
2.78%, 10/01/2030 100,000 87,682
3.91%, 10/01/2050 145,000 113,655
Community Health Network, Inc. , Series 20-A ,
3.10% , 5/01/2050 65,000 44,775
ConAgra Brands, Inc.
4.60%, 11/01/2025 50,000 49,568
5.30%, 10/01/2026 10,000 10,102
5.40%, 11/01/2048 55,000 52,480
Constellation Brands, Inc.
4.40%, 11/15/2025 120,000 118,760
4.75%, 12/01/2025 40,000 39,830
4.65%, 11/15/2028 50,000 49,802
3.15%, 8/01/2029 25,000 23,029
2.25%, 8/01/2031 150,000 124,882
4.50%, 5/09/2047 105,000 91,825
5.25%, 11/15/2048 180,000 175,240
3.75%, 5/01/2050 65,000 50,350
Cottage Health Obligated Group , Series 2020 ,
3.30% , 11/01/2049 25,000 18,084
CVS Health Corp.
3.88%, 7/20/2025 25,000 24,602
2.88%, 6/01/2026 72,000 68,840
3.00%, 8/15/2026 10,000 9,571
3.63%, 4/01/2027 410,000 396,612
1.30%, 8/21/2027 270,000 239,798
4.30%, 3/25/2028 23,000 22,609
3.25%, 8/15/2029 307,000 283,803
5.13%, 2/21/2030 50,000 50,510
3.75%, 4/01/2030 15,000 14,070
5.25%, 1/30/2031 200,000 203,323
1.88%, 2/28/2031 70,000 57,402
2.13%, 9/15/2031 150,000 123,516
5.25%, 2/21/2033 138,000 139,245
5.30%, 6/01/2033 1,000,000 1,013,971
4.88%, 7/20/2035 100,000 97,889
4.78%, 3/25/2038 120,000 112,571
6.13%, 9/15/2039 35,000 36,776
4.13%, 4/01/2040 20,000 16,947
5.13%, 7/20/2045 53,000 49,477
5.05%, 3/25/2048 165,000 151,743
4.25%, 4/01/2050 200,000 164,443
5.63%, 2/21/2053 260,000 257,896
5.88%, 6/01/2053 25,000 25,684

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Danaher Corp.
2.60%, 10/01/2050 94,000 61,354
2.80%, 12/10/2051 95,000 63,903
DENTSPLY SIRONA, Inc. , 3.25% , 6/01/2030 50,000 44,718
DH Europe Finance II Sarl , 3.25% ,
11/15/2039 129,000 106,022
Diageo Capital PLC
5.38%, 10/05/2026 200,000 204,126
5.63%, 10/05/2033 200,000 213,078
Dignity Health
4.50%, 11/01/2042 125,000 106,027
5.27%, 11/01/2064 70,000 66,402
Duke University , Series 2020 , 2.83% ,
10/01/2055 25,000 17,050
Elevance Health, Inc.
5.35%, 10/15/2025 40,000 40,216
1.50%, 3/15/2026 200,000 186,748
4.10%, 3/01/2028 15,000 14,709
2.88%, 9/15/2029 200,000 182,521
2.25%, 5/15/2030 125,000 107,900
2.55%, 3/15/2031 20,000 17,284
5.50%, 10/15/2032 50,000 51,877
4.75%, 2/15/2033 750,000 742,269
6.38%, 6/15/2037 10,000 11,038
4.63%, 5/15/2042 35,000 32,361
4.65%, 8/15/2044 89,000 81,696
4.38%, 12/01/2047 48,000 42,132
4.55%, 3/01/2048 133,000 119,437
3.60%, 3/15/2051 50,000 38,673
Eli Lilly & Co.
5.00%, 2/27/2026 60,000 60,008
5.50%, 3/15/2027 25,000 25,895
3.10%, 5/15/2027 65,000 62,592
3.38%, 3/15/2029 165,000 158,428
2.25%, 5/15/2050 150,000 93,912
4.88%, 2/27/2053 70,000 70,315
2.50%, 9/15/2060 190,000 115,296
Emory University , Series 2020 , 2.14% ,
9/01/2030 15,000 13,034
Equifax, Inc.
2.60%, 12/15/2025 70,000 67,068
5.10%, 6/01/2028 10,000 10,111
2.35%, 9/15/2031 100,000 82,985
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027 15,000 14,360
4.38%, 5/15/2028 15,000 14,955
4.65%, 5/15/2033
(a)
10,000 9,940
4.38%, 6/15/2045 100,000 88,493
3.13%, 12/01/2049 60,000 42,634
5.15%, 5/15/2053 74,000 73,888
Flowers Foods, Inc. , 2.40% , 3/15/2031 65,000 54,917
Fomento Economico Mexicano SAB de CV ,
3.50% , 1/16/2050 140,000 106,940
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025 100,000 100,969
5.65%, 11/15/2027 250,000 257,813
5.86%, 3/15/2030 245,000 257,345
6.38%, 11/22/2052 50,000 57,057
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
General Mills, Inc.
4.00%, 4/17/2025 100,000 98,752
3.20%, 2/10/2027 25,000 23,951
4.20%, 4/17/2028 25,000 24,636
5.50%, 10/17/2028 10,000 10,323
2.88%, 4/15/2030 10,000 9,008
George Washington University (The) , Series
2014 , 4.30% , 9/15/2044 20,000 17,765
Georgetown University (The) , Series B , 4.32% ,
4/01/2049 20,000 17,463
Gilead Sciences, Inc.
3.50%, 2/01/2025 25,000 24,615
3.65%, 3/01/2026 85,000 83,103
2.95%, 3/01/2027 50,000 47,700
1.65%, 10/01/2030 25,000 20,873
5.25%, 10/15/2033
(a)
20,000 20,739
2.60%, 10/01/2040 1,050,000 762,989
4.80%, 4/01/2044 100,000 95,609
4.50%, 2/01/2045 35,000 31,973
4.75%, 3/01/2046 257,000 241,888
2.80%, 10/01/2050 65,000 43,896
5.55%, 10/15/2053 80,000 84,804
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028 50,000 49,209
5.38%, 4/15/2034 100,000 108,507
6.38%, 5/15/2038 270,000 313,958
Global Payments, Inc.
2.65%, 2/15/2025 30,000 29,133
1.20%, 3/01/2026 116,000 107,154
2.15%, 1/15/2027 30,000 27,769
4.95%, 8/15/2027 25,000 25,081
3.20%, 8/15/2029 128,000 115,937
5.30%, 8/15/2029 12,000 12,067
5.40%, 8/15/2032 40,000 40,370
4.15%, 8/15/2049 65,000 51,365
5.95%, 8/15/2052 135,000 137,284
GXO Logistics, Inc.
1.65%, 7/15/2026 542,000 495,069
2.65%, 7/15/2031 50,000 41,393
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/01/2041 45,000 32,052
Series 2020, 2.88%, 9/01/2050 25,000 16,677
4.50%, 7/01/2057 50,000 43,202
Haleon US Capital LLC , 3.38% , 3/24/2029 278,000 262,491
HCA, Inc.
5.25%, 4/15/2025 260,000 259,734
5.88%, 2/15/2026 96,000 96,912
5.25%, 6/15/2026 224,000 224,676
4.50%, 2/15/2027 131,000 129,291
5.20%, 6/01/2028 15,000 15,131
5.63%, 9/01/2028 101,000 102,887
5.88%, 2/01/2029 200,000 206,193
4.13%, 6/15/2029 150,000 143,072
3.63%, 3/15/2032 270,000 240,716
5.50%, 6/01/2033 20,000 20,311
4.38%, 3/15/2042 10,000 8,532
5.50%, 6/15/2047 95,000 91,755
5.25%, 6/15/2049 384,000 354,809
4.63%, 3/15/2052 85,000 72,098

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Hershey Co. (The) , 3.13% , 11/15/2049 50,000 37,224
Hormel Foods Corp.
1.80%, 6/11/2030 40,000 33,803
3.05%, 6/03/2051 30,000 20,750
Humana, Inc.
4.50%, 4/01/2025 65,000 64,498
5.70%, 3/13/2026 40,000 40,017
1.35%, 2/03/2027 180,000 162,585
3.95%, 3/15/2027 50,000 48,802
5.75%, 12/01/2028 50,000 51,806
3.70%, 3/23/2029
(a)
74,000 70,310
3.13%, 8/15/2029 115,000 105,630
2.15%, 2/03/2032 105,000 84,997
5.88%, 3/01/2033 95,000 99,351
5.95%, 3/15/2034 50,000 52,646
4.80%, 3/15/2047 30,000 27,226
5.50%, 3/15/2053 141,000 141,074
Illumina, Inc.
5.80%, 12/12/2025 115,000 116,110
2.55%, 3/23/2031 150,000 125,266
Indiana University Health, Inc. Obligated
Group , 3.97% , 11/01/2048 337,000 284,575
Inova Health System Foundation , 4.07% ,
5/15/2052 25,000 21,133
Integris Baptist Medical Center, Inc. , Series A ,
3.88% , 8/15/2050 25,000 18,836
IQVIA, Inc. , 5.70% , 5/15/2028
(b)
250,000 254,842
J.M. Smucker Co. (The)
3.50%, 3/15/2025 40,000 39,311
5.90%, 11/15/2028 15,000 15,686
2.38%, 3/15/2030 88,000 76,377
6.20%, 11/15/2033 20,000 21,637
2.75%, 9/15/2041 115,000 79,155
6.50%, 11/15/2043 15,000 16,727
6.50%, 11/15/2053 20,000 22,624
JBS USA Lux SA / JBS USA Food Co. / JBS
Luxembourg Sarl
6.75%, 3/15/2034
(b)
35,000 36,863
7.25%, 11/15/2053
(b)
90,000 97,874
JBS USA Lux SA / JBS USA Food Co. / JBS USA
Finance, Inc.
2.50%, 1/15/2027 25,000 23,112
5.13%, 2/01/2028 20,000 19,819
3.00%, 2/02/2029 10,000 8,847
5.50%, 1/15/2030 100,000 97,789
3.75%, 12/01/2031 10,000 8,578
3.00%, 5/15/2032 20,000 16,278
5.75%, 4/01/2033 100,000 99,051
4.38%, 2/02/2052 210,000 155,459
Johns Hopkins University , Series A , 2.81% ,
1/01/2060 25,000 16,570
Johnson & Johnson
2.45%, 3/01/2026 160,000 153,906
2.95%, 3/03/2027 255,000 246,102
2.90%, 1/15/2028 190,000 181,671
1.30%, 9/01/2030
(a)
305,000 254,947
4.38%, 12/05/2033 50,000 50,522
3.55%, 3/01/2036 133,000 121,128
3.63%, 3/03/2037 135,000 122,384
5.95%, 8/15/2037 75,000 85,365
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Johnson & Johnson (continued)
3.40%, 1/15/2038 275,000 241,474
2.10%, 9/01/2040 300,000 211,565
3.70%, 3/01/2046 350,000 299,024
3.50%, 1/15/2048 85,000 68,990
Kaiser Foundation Hospitals
3.15%, 5/01/2027 70,000 67,057
4.15%, 5/01/2047 115,000 100,389
Series 2021, 3.00%, 6/01/2051 5,000 3,501
Kellanova
3.25%, 4/01/2026 225,000 218,141
4.30%, 5/15/2028 77,000 75,947
2.10%, 6/01/2030 25,000 21,397
5.25%, 3/01/2033 60,000 60,947
4.50%, 4/01/2046 30,000 26,582
Kenvue, Inc.
5.50%, 3/22/2025 15,000 15,118
5.35%, 3/22/2026 15,000 15,229
5.05%, 3/22/2028 120,000 122,796
5.00%, 3/22/2030 230,000 235,197
4.90%, 3/22/2033 215,000 219,359
5.10%, 3/22/2043 95,000 97,273
5.05%, 3/22/2053 105,000 105,737
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025 50,000 49,559
3.40%, 11/15/2025 61,000 59,417
2.55%, 9/15/2026 185,000 175,163
4.60%, 5/25/2028 50,000 49,959
3.95%, 4/15/2029 235,000 227,071
3.20%, 5/01/2030 28,000 25,590
4.50%, 11/15/2045 47,000 41,786
3.80%, 5/01/2050 50,000 39,203
4.50%, 4/15/2052 170,000 149,223
Kimberly-Clark Corp.
3.05%, 8/15/2025 17,000 16,605
1.05%, 9/15/2027 45,000 40,133
3.90%, 5/04/2047 95,000 79,135
Kraft Heinz Foods Co.
3.00%, 6/01/2026 125,000 120,055
3.88%, 5/15/2027 110,000 107,523
4.25%, 3/01/2031 143,000 138,230
6.88%, 1/26/2039 65,000 75,301
5.00%, 6/04/2042 65,000 61,924
5.20%, 7/15/2045 150,000 145,221
4.38%, 6/01/2046 150,000 129,974
4.88%, 10/01/2049 85,000 78,653
5.50%, 6/01/2050 15,000 15,190
Kroger Co. (The)
3.50%, 2/01/2026 40,000 39,001
2.65%, 10/15/2026 25,000 23,640
3.70%, 8/01/2027 124,000 120,002
1.70%, 1/15/2031 175,000 141,704
3.95%, 1/15/2050 175,000 141,041
Laboratory Corp. of America Holdings
3.60%, 2/01/2025 10,000 9,832
1.55%, 6/01/2026 110,000 101,983
2.95%, 12/01/2029 50,000 45,357
4.70%, 2/01/2045 45,000 41,469

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Leland Stanford Junior University (The)
3.65%, 5/01/2048 50,000 41,663
2.41%, 6/01/2050 50,000 32,343
Mass General Brigham, Inc. , Series 2020 ,
3.19% , 7/01/2049 90,000 66,206
Massachusetts Institute of Technology
3.96%, 7/01/2038 25,000 22,812
3.07%, 4/01/2052 200,000 148,972
Mayo Clinic , Series 2016 , 4.13% , 11/15/2052 70,000 61,073
McCormick & Co., Inc.
0.90%, 2/15/2026 40,000 36,918
1.85%, 2/15/2031 15,000 12,250
4.95%, 4/15/2033 10,000 9,976
McKesson Corp.
0.90%, 12/03/2025 100,000 93,180
1.30%, 8/15/2026 70,000 64,346
4.90%, 7/15/2028 40,000 40,553
5.10%, 7/15/2033 10,000 10,219
Mead Johnson Nutrition Co. , 5.90% ,
11/01/2039 20,000 21,552
MedStar Health, Inc. , Series 20A , 3.63% ,
8/15/2049 25,000 19,231
Medtronic, Inc.
4.38%, 3/15/2035 350,000 341,270
4.63%, 3/15/2045 90,000 86,155
Memorial Health Services , 3.45% ,
11/01/2049 50,000 36,962
Memorial Sloan-Kettering Cancer Center ,
Series 2015 , 4.20% , 7/01/2055 50,000 42,828
Merck & Co., Inc.
1.70%, 6/10/2027 30,000 27,586
4.05%, 5/17/2028
(a)
40,000 39,782
1.90%, 12/10/2028 30,000 26,904
3.40%, 3/07/2029 50,000 47,764
4.30%, 5/17/2030 75,000 74,535
1.45%, 6/24/2030 149,000 124,364
2.15%, 12/10/2031 20,000 16,893
4.50%, 5/17/2033 25,000 24,897
3.90%, 3/07/2039 120,000 108,503
4.15%, 5/18/2043 265,000 239,357
4.90%, 5/17/2044 15,000 14,931
3.70%, 2/10/2045 43,000 35,965
2.45%, 6/24/2050 175,000 111,364
2.75%, 12/10/2051 120,000 80,445
5.00%, 5/17/2053 136,000 136,228
2.90%, 12/10/2061 110,000 71,166
Molson Coors Beverage Co.
3.00%, 7/15/2026 175,000 167,745
5.00%, 5/01/2042 40,000 38,354
Mondelez International, Inc.
1.50%, 5/04/2025 45,000 43,114
2.63%, 3/17/2027 30,000 28,330
2.75%, 4/13/2030 50,000 45,026
2.63%, 9/04/2050 130,000 85,028
Montefiore Obligated Group
Series 18-C, 5.25%, 11/01/2048 35,000 26,246
4.29%, 9/01/2050 100,000 62,097
Moody's Corp.
3.25%, 1/15/2028 150,000 143,345
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Moody’s Corp. (continued)
4.25%, 8/08/2032 100,000 96,379
4.88%, 12/17/2048 75,000 70,583
Mount Nittany Medical Center Obligated
Group , Series 2022 , 3.80% , 11/15/2052 25,000 19,541
Mount Sinai Hospital
Series 2017, 3.98%, 7/01/2048 20,000 16,103
Series 2019, 3.74%, 7/01/2049 135,000 100,653
Mylan, Inc.
4.55%, 4/15/2028 60,000 58,557
5.20%, 4/15/2048 140,000 117,171
New York & Presbyterian Hospital (The) ,
Series 2019 , 3.95% , 8/01/2119 60,000 43,943
Northwell Healthcare, Inc.
3.98%, 11/01/2046 25,000 20,251
4.26%, 11/01/2047 50,000 41,710
Northwestern University , 4.64% , 12/01/2044 65,000 62,637
Novant Health, Inc. , 2.64% , 11/01/2036 92,000 70,359
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 46,941
3.10%, 5/17/2027 150,000 144,359
2.20%, 8/14/2030 105,000 92,329
4.40%, 5/06/2044 70,000 65,780
NYU Langone Hospitals
4.78%, 7/01/2044 75,000 70,002
Series 2020, 3.38%, 7/01/2055 100,000 72,059
Ochsner LSU Health System of North
Louisiana , Series 2021 , 2.51% , 5/15/2031 100,000 68,191
Ohiohealth Corp. , Series 2020 , 3.04% ,
11/15/2050 30,000 21,577
Orlando Health Obligated Group
4.09%, 10/01/2048 125,000 103,373
3.33%, 10/01/2050 200,000 144,803
PayPal Holdings, Inc.
2.65%, 10/01/2026 55,000 52,261
2.85%, 10/01/2029 100,000 90,875
4.40%, 6/01/2032 59,000 58,024
3.25%, 6/01/2050 150,000 109,561
5.25%, 6/01/2062 50,000 49,094
PeaceHealth Obligated Group
Series 2020, 1.38%, 11/15/2025 15,000 14,007
Series 2018, 4.79%, 11/15/2048 85,000 74,605
Series 2020, 3.22%, 11/15/2050 12,000 8,063
PepsiCo, Inc.
2.25%, 3/19/2025 158,000 153,625
3.50%, 7/17/2025 25,000 24,632
5.25%, 11/10/2025 50,000 50,649
4.55%, 2/13/2026 167,000 167,303
2.85%, 2/24/2026 25,000 24,194
2.38%, 10/06/2026 16,000 15,225
5.13%, 11/10/2026 50,000 50,938
2.63%, 3/19/2027 40,000 37,969
3.00%, 10/15/2027 85,000 81,156
3.60%, 2/18/2028 65,000 63,377
7.00%, 3/01/2029 113,000 126,319
1.40%, 2/25/2031 68,000 55,395
3.50%, 3/19/2040 20,000 16,892
3.60%, 8/13/2042 25,000 20,808

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
PepsiCo, Inc. (continued)
3.45%, 10/06/2046 50,000 40,158
2.88%, 10/15/2049 305,000 217,051
2.75%, 10/21/2051 180,000 122,763
4.20%, 7/18/2052 75,000 67,273
4.65%, 2/15/2053 100,000 96,553
Pfizer Investment Enterprises Pte Ltd.
4.65%, 5/19/2025 50,000 49,881
4.45%, 5/19/2026 50,000 49,763
4.45%, 5/19/2028 490,000 488,763
4.65%, 5/19/2030 50,000 50,148
4.75%, 5/19/2033 85,000 84,956
5.11%, 5/19/2043 50,000 49,733
5.30%, 5/19/2053 850,000 860,775
5.34%, 5/19/2063 70,000 70,198
Pfizer, Inc.
3.60%, 9/15/2028
(a)
130,000 126,218
3.45%, 3/15/2029 25,000 23,905
2.63%, 4/01/2030 50,000 45,020
1.70%, 5/28/2030 70,000 59,463
4.00%, 12/15/2036 139,000 128,977
4.10%, 9/15/2038 500,000 456,421
2.55%, 5/28/2040 125,000 90,603
5.60%, 9/15/2040 200,000 210,490
4.30%, 6/15/2043 20,000 18,132
4.13%, 12/15/2046 20,000 17,576
4.00%, 3/15/2049 25,000 21,317
Pharmacia LLC , 6.60% , 12/01/2028 50,000 54,314
Philip Morris International, Inc.
3.38%, 8/11/2025 10,000 9,799
2.75%, 2/25/2026 50,000 48,033
0.88%, 5/01/2026 74,000 68,009
5.13%, 11/17/2027 90,000 91,412
4.88%, 2/15/2028 365,000 367,594
3.13%, 3/02/2028 40,000 37,709
5.25%, 9/07/2028 10,000 10,244
3.38%, 8/15/2029 40,000 37,366
2.10%, 5/01/2030 100,000 85,977
5.38%, 2/15/2033 750,000 765,844
4.38%, 11/15/2041 140,000 124,365
3.88%, 8/21/2042 101,000 82,655
4.13%, 3/04/2043 90,000 75,918
4.88%, 11/15/2043 100,000 93,723
4.25%, 11/10/2044 80,000 68,743
Piedmont Healthcare, Inc.
Series 2032, 2.04%, 1/01/2032 50,000 40,923
2.86%, 1/01/2052 30,000 19,618
Pilgrim's Pride Corp.
4.25%, 4/15/2031 45,000 40,542
3.50%, 3/01/2032 300,000 253,386
6.25%, 7/01/2033 15,000 15,342
Procter & Gamble Co. (The)
2.80%, 3/25/2027 35,000 33,543
2.85%, 8/11/2027 50,000 47,829
3.00%, 3/25/2030 535,000 498,180
1.20%, 10/29/2030 413,000 339,368
1.95%, 4/23/2031 150,000 129,002
3.50%, 10/25/2047 50,000 41,573
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Providence St. Joseph Health Obligated Group
Series H, 2.75%, 10/01/2026 80,000 75,477
Series 19A, 2.53%, 10/01/2029 110,000 96,689
Series I, 3.74%, 10/01/2047 133,000 100,269
Series A, 3.93%, 10/01/2048 100,000 76,331
Quest Diagnostics, Inc.
3.45%, 6/01/2026 65,000 63,085
4.20%, 6/30/2029 17,000 16,641
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 65,000 53,685
2.80%, 9/15/2050 85,000 55,103
Relx Capital, Inc. , 4.00% , 3/18/2029 145,000 141,219
Revvity, Inc.
3.30%, 9/15/2029 50,000 45,599
2.55%, 3/15/2031 215,000 182,689
3.63%, 3/15/2051 25,000 17,699
Reynolds American, Inc.
5.70%, 8/15/2035 500,000 490,320
6.15%, 9/15/2043 25,000 24,701
5.85%, 8/15/2045 235,000 217,191
Rockefeller Foundation (The) , Series 2020 ,
2.49% , 10/01/2050 50,000 32,470
Royalty Pharma PLC
1.20%, 9/02/2025 180,000 168,812
2.20%, 9/02/2030 40,000 33,545
3.30%, 9/02/2040 200,000 150,643
3.55%, 9/02/2050 70,000 49,489
S&P Global, Inc.
2.45%, 3/01/2027 195,000 183,591
2.70%, 3/01/2029 180,000 165,574
4.25%, 5/01/2029 120,000 118,517
2.50%, 12/01/2029
(a)
95,000 85,233
1.25%, 8/15/2030 10,000 8,130
2.90%, 3/01/2032 50,000 43,919
5.25%, 9/15/2033
(b)
15,000 15,509
3.25%, 12/01/2049 183,000 133,629
3.90%, 3/01/2062 100,000 80,759
Seattle Children's Hospital , Series 2021 ,
2.72% , 10/01/2050 25,000 16,054
Sharp HealthCare , Series 20B , 2.68% ,
8/01/2050 45,000 28,587
Shire Acquisitions Investments Ireland DAC ,
3.20% , 9/23/2026 205,000 197,272
Smith & Nephew PLC , 2.03% , 10/14/2030 45,000 37,532
SSM Health Care Corp. , 4.89% , 6/01/2028 250,000 252,483
Stanford Health Care , Series 2018 , 3.80% ,
11/15/2048 40,000 32,440
STERIS Irish FinCo UnLtd. Co.
2.70%, 3/15/2031 150,000 129,851
3.75%, 3/15/2051 30,000 22,876
Stryker Corp.
1.15%, 6/15/2025 285,000 270,632
3.38%, 11/01/2025 265,000 258,431
4.38%, 5/15/2044 185,000 167,115
4.63%, 3/15/2046 55,000 52,186
Sutter Health
Series 2018, 3.70%, 8/15/2028 245,000 235,200
Series 20A, 3.16%, 8/15/2040 40,000 31,467
Series 2018, 4.09%, 8/15/2048 190,000 161,857

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Sutter Health (continued)
Series 20A, 3.36%, 8/15/2050 85,000 63,555
SYSCO Corp.
5.75%, 1/17/2029 50,000 52,180
5.95%, 4/01/2030 50,000 53,034
6.00%, 1/17/2034 50,000 53,859
4.85%, 10/01/2045 205,000 189,720
3.30%, 2/15/2050 20,000 14,550
6.60%, 4/01/2050 20,000 23,245
3.15%, 12/14/2051 100,000 69,878
Takeda Pharmaceutical Co. Ltd. , 3.03% ,
7/09/2040 125,000 96,036
Thermo Fisher Scientific, Inc.
4.95%, 8/10/2026 45,000 45,552
4.80%, 11/21/2027 100,000 101,696
1.75%, 10/15/2028 125,000 111,295
4.98%, 8/10/2030 95,000 97,111
4.95%, 11/21/2032 100,000 102,216
5.09%, 8/10/2033 20,000 20,621
5.40%, 8/10/2043 95,000 99,285
4.10%, 8/15/2047 150,000 131,382
Toledo Hospital (The) , 5.75% , 11/15/2038 150,000 150,080
Trinity Health Corp.
Series 2021, 2.63%, 12/01/2040 45,000 32,041
4.13%, 12/01/2045 45,000 38,803
Trustees of Princeton University (The) , Series
2020 , 2.52% , 7/01/2050 685,000 469,155
Tyson Foods, Inc.
4.00%, 3/01/2026 262,000 257,198
3.55%, 6/02/2027 275,000 263,369
4.35%, 3/01/2029 123,000 119,882
4.88%, 8/15/2034 10,000 9,683
5.15%, 8/15/2044 29,000 26,816
5.10%, 9/28/2048 105,000 94,586
Unilever Capital Corp.
2.00%, 7/28/2026 100,000 94,377
2.90%, 5/05/2027 160,000 152,724
4.88%, 9/08/2028 100,000 102,253
2.13%, 9/06/2029 215,000 190,190
5.00%, 12/08/2033 100,000 102,577
Series 30Y, 2.63%, 8/12/2051 65,000 43,126
UnitedHealth Group, Inc.
3.75%, 7/15/2025 88,000 86,842
3.10%, 3/15/2026 107,000 103,920
3.45%, 1/15/2027 20,000 19,474
3.70%, 5/15/2027 25,000 24,453
2.95%, 10/15/2027 170,000 161,171
5.25%, 2/15/2028 70,000 72,239
3.85%, 6/15/2028 25,000 24,435
3.88%, 12/15/2028 285,000 277,572
4.25%, 1/15/2029 60,000 59,487
4.00%, 5/15/2029 110,000 107,479
2.88%, 8/15/2029 25,000 22,994
2.30%, 5/15/2031 35,000 30,066
4.20%, 5/15/2032 236,000 228,535
4.50%, 4/15/2033 25,000 24,617
4.63%, 7/15/2035 146,000 145,579
5.80%, 3/15/2036 102,000 111,477
6.50%, 6/15/2037 180,000 208,391
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
UnitedHealth Group, Inc. (continued)
6.88%, 2/15/2038 67,000 80,378
3.50%, 8/15/2039 400,000 338,592
5.95%, 2/15/2041 30,000 32,714
3.05%, 5/15/2041 10,000 7,776
4.63%, 11/15/2041 17,000 16,201
3.95%, 10/15/2042 50,000 43,739
4.75%, 7/15/2045 57,000 55,093
4.20%, 1/15/2047 50,000 43,892
3.75%, 10/15/2047 185,000 150,597
4.25%, 6/15/2048 38,000 33,500
4.45%, 12/15/2048 10,000 9,052
3.70%, 8/15/2049 50,000 39,891
3.25%, 5/15/2051 75,000 55,022
4.75%, 5/15/2052 185,000 175,050
5.88%, 2/15/2053 60,000 66,774
5.05%, 4/15/2053 215,000 212,914
3.88%, 8/15/2059 15,000 12,000
3.13%, 5/15/2060 30,000 20,668
4.95%, 5/15/2062 35,000 33,643
6.05%, 2/15/2063 65,000 73,850
5.20%, 4/15/2063 240,000 240,650
Universal Health Services, Inc.
1.65%, 9/01/2026 133,000 121,622
2.65%, 1/15/2032 215,000 175,843
University of Chicago (The)
Series 20B, 2.76%, 4/01/2045 50,000 38,705
3.00%, 10/01/2052 25,000 17,710
4.00%, 10/01/2053 50,000 42,550
University of Notre Dame du Lac , Series 2015 ,
3.44% , 2/15/2045 30,000 24,443
University of Southern California , Series 2017 ,
3.84% , 10/01/2047 75,000 63,536
UPMC , 5.04% , 5/15/2033 10,000 10,069
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026 143,000 138,866
5.25%, 6/15/2046 40,000 34,007
Verisk Analytics, Inc.
4.00%, 6/15/2025 150,000 147,920
5.50%, 6/15/2045 50,000 48,706
3.63%, 5/15/2050 45,000 33,310
Viatris, Inc.
3.85%, 6/22/2040 187,000 141,499
4.00%, 6/22/2050 130,000 91,954
Washington University (The)
Series 2022, 3.52%, 4/15/2054 25,000 19,870
4.35%, 4/15/2122 25,000 20,601
William Marsh Rice University , 3.57% ,
5/15/2045 15,000 12,381
Willis-Knighton Medical Center , Series 2018 ,
4.81% , 9/01/2048 180,000 162,867
Wyeth LLC
6.50%, 2/01/2034 25,000 28,252
5.95%, 4/01/2037 225,000 246,618

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Yale University , Series 2020 , 2.40% ,
4/15/2050 50,000 32,830
Yale-New Haven Health Services Corp. , Series
2020 , 2.50% , 7/01/2050 150,000 90,356
Zimmer Biomet Holdings, Inc.
3.55%, 4/01/2025 35,000 34,361
3.05%, 1/15/2026 165,000 159,572
5.75%, 11/30/2039 35,000 35,759
4.45%, 8/15/2045 16,000 14,410
Zoetis, Inc.
3.00%, 9/12/2027 100,000 94,865
4.70%, 2/01/2043 100,000 93,871
3.95%, 9/12/2047 60,000 49,635
4.45%, 8/20/2048 25,000 22,304
73,705,769
Energy – 1.7%
Apache Corp.
4.38%, 10/15/2028 100,000 94,484
4.25%, 1/15/2030 44,000 40,964
6.00%, 1/15/2037 10,000 9,908
5.10%, 9/01/2040 25,000 21,486
5.35%, 7/01/2049 76,000 63,171
Baker Hughes Holdings LLC , 5.13% ,
9/15/2040 34,000 33,776
Baker Hughes Holdings LLC / Baker Hughes
Co.-Obligor, Inc.
3.34%, 12/15/2027 250,000 237,973
3.14%, 11/07/2029 115,000 106,611
4.08%, 12/15/2047 75,000 62,410
Boardwalk Pipelines LP
5.95%, 6/01/2026 145,000 146,782
3.40%, 2/15/2031 15,000 13,435
BP Capital Markets America, Inc.
3.80%, 9/21/2025 54,000 53,301
3.12%, 5/04/2026 86,000 83,201
3.02%, 1/16/2027 115,000 110,319
3.59%, 4/14/2027 35,000 33,991
3.94%, 9/21/2028 145,000 141,462
3.63%, 4/06/2030 10,000 9,504
1.75%, 8/10/2030 110,000 92,394
2.72%, 1/12/2032 250,000 216,143
4.81%, 2/13/2033 50,000 50,018
4.89%, 9/11/2033 25,000 25,077
3.06%, 6/17/2041 180,000 138,029
2.77%, 11/10/2050 65,000 42,890
2.94%, 6/04/2051 104,000 71,017
3.00%, 3/17/2052 75,000 51,724
3.38%, 2/08/2061 200,000 141,004
BP Capital Markets PLC
3.28%, 9/19/2027 230,000 220,403
3.72%, 11/28/2028 41,000 39,586
Canadian Natural Resources Ltd.
2.05%, 7/15/2025 240,000 229,641
3.85%, 6/01/2027 33,000 31,928
2.95%, 7/15/2030 186,000 164,013
7.20%, 1/15/2032 15,000 16,740
Cenovus Energy, Inc.
5.25%, 6/15/2037 27,000 25,798
6.75%, 11/15/2039 2,000 2,202
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Energy – 1.7% (continued)
Cenovus Energy, Inc. (continued)
3.75%, 2/15/2052 80,000 58,680
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025 60,000 60,159
5.13%, 6/30/2027 95,000 95,471
2.74%, 12/31/2039 50,000 39,761
Cheniere Energy Partners LP
3.25%, 1/31/2032 40,000 33,991
5.95%, 6/30/2033
(b)
25,000 25,547
Chevron Corp.
1.55%, 5/11/2025 75,000 72,152
2.00%, 5/11/2027 275,000 255,562
2.24%, 5/11/2030 35,000 30,960
3.08%, 5/11/2050 175,000 127,741
Chevron USA, Inc.
0.69%, 8/12/2025 60,000 56,539
1.02%, 8/12/2027 25,000 22,272
3.25%, 10/15/2029 115,000 108,867
CNOOC Petroleum North America ULC
7.88%, 3/15/2032 50,000 60,170
5.88%, 3/10/2035 100,000 106,282
Columbia Pipeline Group, Inc. , 4.50% ,
6/01/2025 150,000 148,389
ConocoPhillips Co.
5.05%, 9/15/2033 20,000 20,350
3.76%, 3/15/2042 550,000 460,108
3.80%, 3/15/2052 135,000 107,022
5.30%, 5/15/2053 75,000 75,624
5.55%, 3/15/2054 80,000 83,450
4.03%, 3/15/2062 195,000 154,980
5.70%, 9/15/2063 15,000 15,807
Coterra Energy, Inc.
3.90%, 5/15/2027 55,000 53,525
4.38%, 3/15/2029 50,000 48,715
DCP Midstream Operating LP
5.63%, 7/15/2027 120,000 122,504
5.60%, 4/01/2044 50,000 49,019
Devon Energy Corp.
5.85%, 12/15/2025 70,000 70,721
5.25%, 10/15/2027 15,000 15,094
4.50%, 1/15/2030 250,000 240,763
5.60%, 7/15/2041 145,000 139,269
4.75%, 5/15/2042 175,000 153,037
Diamondback Energy, Inc.
3.25%, 12/01/2026 123,000 118,916
3.50%, 12/01/2029 71,000 65,952
6.25%, 3/15/2033 47,000 50,141
4.40%, 3/24/2051 100,000 82,121
4.25%, 3/15/2052 65,000 51,880
Eastern Gas Transmission & Storage, Inc. ,
4.80% , 11/01/2043 40,000 36,308
Enbridge Energy Partners LP , 5.88% ,
10/15/2025 25,000 25,264
Enbridge, Inc.
1.60%, 10/04/2026 160,000 147,436
5.90%, 11/15/2026 200,000 205,474
4.25%, 12/01/2026 268,000 264,650
5.70%, 3/08/2033 500,000 516,483

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Energy – 1.7% (continued)
Enbridge, Inc. (continued)
5.50%, 12/01/2046 5,000 4,963
4.00%, 11/15/2049 200,000 158,874
Energy Transfer LP
5.75%, 4/01/2025 50,000 49,997
2.90%, 5/15/2025 115,000 111,595
5.95%, 12/01/2025 215,000 217,228
3.90%, 7/15/2026 85,000 82,720
6.05%, 12/01/2026 20,000 20,542
4.20%, 4/15/2027 75,000 73,142
5.50%, 6/01/2027 208,000 210,803
4.95%, 6/15/2028 25,000 24,939
6.10%, 12/01/2028 10,000 10,497
6.40%, 12/01/2030 20,000 21,342
6.55%, 12/01/2033 35,000 37,787
4.90%, 3/15/2035 98,000 92,428
Series 20Y, 5.80%, 6/15/2038 95,000 95,598
6.50%, 2/01/2042 775,000 822,253
5.95%, 10/01/2043 25,000 24,715
5.30%, 4/01/2044 100,000 92,855
5.35%, 5/15/2045 59,000 54,701
5.40%, 10/01/2047 82,000 76,360
6.25%, 4/15/2049 15,000 15,557
5.00%, 5/15/2050 125,000 111,079
ENI USA, Inc. , 7.30% , 11/15/2027 10,000 10,769
Enterprise Products Operating LLC
3.95%, 2/15/2027 170,000 167,138
4.15%, 10/16/2028 70,000 68,839
2.80%, 1/31/2030 50,000 45,120
5.95%, 2/01/2041 124,000 133,210
4.85%, 8/15/2042 25,000 23,809
4.45%, 2/15/2043 40,000 36,360
4.85%, 3/15/2044 30,000 28,757
5.10%, 2/15/2045 40,000 39,071
4.25%, 2/15/2048 85,000 73,924
4.80%, 2/01/2049 506,000 477,202
4.20%, 1/31/2050 50,000 42,891
3.70%, 1/31/2051 120,000 94,380
4.95%, 10/15/2054 25,000 23,635
3.95%, 1/31/2060 10,000 7,962
EOG Resources, Inc.
3.15%, 4/01/2025 55,000 53,942
4.15%, 1/15/2026 260,000 257,807
4.38%, 4/15/2030 25,000 24,775
4.95%, 4/15/2050 65,000 63,161
EQT Corp.
3.90%, 10/01/2027 70,000 67,057
7.00%, 2/01/2030 286,000 307,112
Equinor ASA
2.88%, 4/06/2025 56,000 54,739
1.75%, 1/22/2026 110,000 104,205
3.00%, 4/06/2027 55,000 52,655
5.10%, 8/17/2040 40,000 40,599
4.25%, 11/23/2041 70,000 64,080
3.25%, 11/18/2049 180,000 133,378
3.70%, 4/06/2050 100,000 80,958
Equities Corp. , 5.00% , 1/15/2029 262,000 258,951
Exxon Mobil Corp.
3.04%, 3/01/2026 200,000 194,468
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Energy – 1.7% (continued)
Exxon Mobil Corp. (continued)
2.28%, 8/16/2026 215,000 204,616
3.29%, 3/19/2027 14,000 13,599
2.44%, 8/16/2029 125,000 113,351
3.48%, 3/19/2030 164,000 155,439
4.23%, 3/19/2040 129,000 118,805
4.11%, 3/01/2046 75,000 65,726
3.10%, 8/16/2049 217,000 156,805
4.33%, 3/19/2050 180,000 160,835
3.45%, 4/15/2051 388,000 298,326
Halliburton Co.
2.92%, 3/01/2030 104,000 94,154
4.85%, 11/15/2035 148,000 146,766
7.45%, 9/15/2039 60,000 74,567
4.50%, 11/15/2041 25,000 22,646
4.75%, 8/01/2043 55,000 51,615
5.00%, 11/15/2045 10,000 9,654
Hess Corp.
4.30%, 4/01/2027 125,000 123,428
7.88%, 10/01/2029 30,000 34,281
7.30%, 8/15/2031 25,000 28,836
7.13%, 3/15/2033 20,000 23,146
6.00%, 1/15/2040 80,000 86,589
Kinder Morgan Energy Partners LP
7.40%, 3/15/2031 165,000 184,192
7.75%, 3/15/2032 150,000 170,259
6.95%, 1/15/2038 269,000 298,056
6.38%, 3/01/2041 50,000 51,660
5.00%, 8/15/2042 35,000 31,425
5.00%, 3/01/2043 100,000 89,706
5.50%, 3/01/2044 480,000 456,430
5.40%, 9/01/2044 100,000 93,697
Kinder Morgan, Inc.
1.75%, 11/15/2026 170,000 156,540
2.00%, 2/15/2031 94,000 77,410
4.80%, 2/01/2033 50,000 47,920
5.55%, 6/01/2045 75,000 72,298
5.05%, 2/15/2046 25,000 22,446
3.25%, 8/01/2050 75,000 50,146
3.60%, 2/15/2051 20,000 14,202
5.45%, 8/01/2052
(a)
30,000 28,556
Magellan Midstream Partners LP
5.00%, 3/01/2026 50,000 50,049
4.25%, 9/15/2046 50,000 40,209
4.20%, 10/03/2047 100,000 78,724
3.95%, 3/01/2050 200,000 151,336
Marathon Oil Corp.
4.40%, 7/15/2027 15,000 14,696
6.80%, 3/15/2032 50,000 54,304
6.60%, 10/01/2037 85,000 89,167
5.20%, 6/01/2045 25,000 22,144
Marathon Petroleum Corp.
4.70%, 5/01/2025 150,000 148,993
3.80%, 4/01/2028 88,000 84,650
6.50%, 3/01/2041 10,000 10,896
4.75%, 9/15/2044 50,000 44,992
4.50%, 4/01/2048 90,000 75,689

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Energy – 1.7% (continued)
MPLX LP
4.88%, 6/01/2025 95,000 94,554
1.75%, 3/01/2026 15,000 14,048
4.13%, 3/01/2027 215,000 210,726
4.00%, 3/15/2028 150,000 145,248
4.95%, 9/01/2032 115,000 112,255
5.00%, 3/01/2033 50,000 48,943
5.20%, 3/01/2047 50,000 46,400
5.20%, 12/01/2047 100,000 91,153
4.70%, 4/15/2048 20,000 17,196
5.50%, 2/15/2049 70,000 67,340
4.95%, 3/14/2052 100,000 88,832
5.65%, 3/01/2053 50,000 49,123
4.90%, 4/15/2058 10,000 8,499
NOV, Inc. , 3.60% , 12/01/2029 95,000 88,231
Occidental Petroleum Corp.
5.88%, 9/01/2025 41,000 41,305
5.50%, 12/01/2025 10,000 10,049
5.55%, 3/15/2026 40,000 40,292
8.50%, 7/15/2027 60,000 65,528
6.38%, 9/01/2028 10,000 10,509
6.63%, 9/01/2030 110,000 117,311
6.13%, 1/01/2031 35,000 36,368
7.50%, 5/01/2031 15,000 16,760
7.88%, 9/15/2031 14,000 15,938
6.45%, 9/15/2036 30,000 31,988
6.20%, 3/15/2040 190,000 194,529
6.60%, 3/15/2046 115,000 124,184
ONEOK Partners LP , 6.20% , 9/15/2043 15,000 15,698
ONEOK, Inc.
5.85%, 1/15/2026 25,000 25,359
5.55%, 11/01/2026 270,000 274,561
4.00%, 7/13/2027 25,000 24,302
5.65%, 11/01/2028 15,000 15,467
4.35%, 3/15/2029 25,000 24,338
5.80%, 11/01/2030 111,000 115,219
6.35%, 1/15/2031 100,000 106,200
6.05%, 9/01/2033 30,000 31,485
5.20%, 7/15/2048 75,000 69,149
6.63%, 9/01/2053 285,000 313,820
Ovintiv, Inc.
5.65%, 5/15/2025 90,000 90,419
5.38%, 1/01/2026 110,000 110,066
5.65%, 5/15/2028 10,000 10,176
7.20%, 11/01/2031 50,000 54,605
6.25%, 7/15/2033 10,000 10,413
7.10%, 7/15/2053 35,000 38,879
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 10,000 9,409
7.15%, 10/01/2033 10,000 10,694
Phillips 66 Co.
3.85%, 4/09/2025 75,000 73,899
3.55%, 10/01/2026 20,000 19,401
4.95%, 12/01/2027 140,000 141,083
3.90%, 3/15/2028 75,000 73,055
2.15%, 12/15/2030 20,000 16,900
4.65%, 11/15/2034 50,000 48,517
4.68%, 2/15/2045 510,000 458,973
4.90%, 10/01/2046 10,000 9,237
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Energy – 1.7% (continued)
Phillips 66 Co. (continued)
3.30%, 3/15/2052 75,000 53,314
Pioneer Natural Resources Co.
1.90%, 8/15/2030 100,000 85,163
2.15%, 1/15/2031 50,000 42,575
Plains All American Pipeline LP / PAA Finance
Corp.
4.65%, 10/15/2025 40,000 39,691
4.50%, 12/15/2026 60,000 59,438
5.15%, 6/01/2042 40,000 36,236
4.90%, 2/15/2045 200,000 174,706
Sabine Pass Liquefaction LLC
5.63%, 3/01/2025 50,000 50,084
5.88%, 6/30/2026 150,000 152,542
5.00%, 3/15/2027 325,000 325,996
4.20%, 3/15/2028 100,000 97,814
5.90%, 9/15/2037 40,000 41,885
Schlumberger Finance Canada Ltd. , 1.40% ,
9/17/2025 15,000 14,245
Schlumberger Investment SA
4.50%, 5/15/2028 75,000 75,115
2.65%, 6/26/2030 45,000 40,328
4.85%, 5/15/2033 10,000 10,081
Shell International Finance BV
3.25%, 5/11/2025 215,000 211,223
3.88%, 11/13/2028 214,000 209,754
6.38%, 12/15/2038 50,000 57,530
4.55%, 8/12/2043 25,000 23,348
4.38%, 5/11/2045 160,000 145,813
4.00%, 5/10/2046 746,000 639,026
3.75%, 9/12/2046 35,000 28,692
3.13%, 11/07/2049 110,000 79,096
3.00%, 11/26/2051 435,000 302,692
Spectra Energy Partners LP , 4.50% ,
3/15/2045 145,000 124,371
Suncor Energy, Inc.
6.80%, 5/15/2038 70,000 76,766
6.50%, 6/15/2038 141,000 151,715
4.00%, 11/15/2047 80,000 63,275
3.75%, 3/04/2051 35,000 26,151
Targa Resources Corp.
6.15%, 3/01/2029 50,000 52,234
4.20%, 2/01/2033 15,000 13,713
6.50%, 3/30/2034 50,000 53,900
4.95%, 4/15/2052 200,000 174,634
6.50%, 2/15/2053 150,000 161,180
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.
6.50%, 7/15/2027 15,000 15,260
4.88%, 2/01/2031 250,000 239,821
TC PipeLines LP
4.38%, 3/13/2025 200,000 197,679
3.90%, 5/25/2027 47,000 45,116
Teck Resources Ltd.
6.13%, 10/01/2035 150,000 156,540
6.00%, 8/15/2040 25,000 25,350

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Energy – 1.7% (continued)
Texas Eastern Transmission LP , 7.00% ,
7/15/2032 25,000 27,973
Tosco Corp. , 8.13% , 2/15/2030 50,000 58,706
TotalEnergies Capital International SA
3.46%, 2/19/2029 10,000 9,575
2.83%, 1/10/2030 100,000 91,645
2.99%, 6/29/2041 100,000 76,714
3.13%, 5/29/2050 75,000 54,053
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 70,000 69,858
6.20%, 3/09/2026 66,000 66,010
4.25%, 5/15/2028 161,000 157,050
4.10%, 4/15/2030 195,000 185,852
4.63%, 3/01/2034 197,000 186,697
5.85%, 3/15/2036 50,000 51,578
4.75%, 5/15/2038 80,000 74,556
6.10%, 6/01/2040 25,000 26,186
5.00%, 10/16/2043 35,000 32,284
4.88%, 5/15/2048 75,000 68,241
5.10%, 3/15/2049 230,000 218,356
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/01/2026 40,000 41,909
4.00%, 3/15/2028 53,000 51,526
3.25%, 5/15/2030 15,000 13,666
4.45%, 8/01/2042 35,000 31,240
Valero Energy Corp.
4.35%, 6/01/2028 250,000 246,944
2.80%, 12/01/2031 207,000 177,553
6.63%, 6/15/2037 26,000 28,546
3.65%, 12/01/2051 80,000 58,428
Western Midstream Operating LP
4.05%, 2/01/2030 50,000 46,912
6.15%, 4/01/2033 50,000 51,611
5.50%, 8/15/2048 50,000 44,269
5.25%, 2/01/2050 60,000 53,580
Williams Cos., Inc. (The)
4.00%, 9/15/2025 120,000 118,061
5.30%, 8/15/2028 20,000 20,391
2.60%, 3/15/2031 175,000 149,600
4.65%, 8/15/2032 100,000 96,922
5.65%, 3/15/2033 10,000 10,380
6.30%, 4/15/2040 379,000 404,625
4.90%, 1/15/2045 50,000 45,462
5.10%, 9/15/2045 100,000 94,998
4.85%, 3/01/2048 85,000 76,947
3.50%, 10/15/2051 80,000 57,840
29,562,915
Financial – 8.5%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.45%, 10/01/2025 350,000 344,354
2.45%, 10/29/2026 200,000 185,501
6.10%, 1/15/2027 150,000 153,284
4.63%, 10/15/2027 210,000 205,779
6.15%, 9/30/2030 270,000 281,344
3.40%, 10/29/2033 50,000 42,208
Affiliated Managers Group, Inc.
3.50%, 8/01/2025 75,000 73,106
3.30%, 6/15/2030 67,000 59,924
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Aflac, Inc. , 4.75% , 1/15/2049 110,000 103,753
Agree LP , 2.00% , 6/15/2028 140,000 122,689
Air Lease Corp.
3.38%, 7/01/2025 20,000 19,419
Series G, 3.75%, 6/01/2026 200,000 193,641
1.88%, 8/15/2026 200,000 184,114
2.20%, 1/15/2027 25,000 22,947
3.63%, 12/01/2027 173,000 163,887
2.10%, 9/01/2028 25,000 21,910
3.25%, 10/01/2029 25,000 22,606
3.00%, 2/01/2030 45,000 39,604
3.13%, 12/01/2030 402,000 350,032
2.88%, 1/15/2032 23,000 19,453
Aircastle Ltd. , 4.25% , 6/15/2026 408,000 396,184
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/2025 35,000 34,271
3.95%, 1/15/2027 50,000 48,618
4.90%, 12/15/2030 20,000 19,810
3.38%, 8/15/2031 40,000 35,805
1.88%, 2/01/2033 100,000 77,039
3.00%, 5/18/2051 92,000 59,890
Alleghany Corp. , 3.63% , 5/15/2030 57,000 54,426
Allied World Assurance Co. Holdings Ltd. ,
4.35% , 10/29/2025 34,000 33,219
Allstate Corp. (The)
0.75%, 12/15/2025 35,000 32,456
5.25%, 3/30/2033 156,000 158,754
4.50%, 6/15/2043 50,000 45,008
Ally Financial, Inc.
4.75%, 6/09/2027 30,000 29,196
6.99%, 6/13/2029 15,000 15,513
8.00%, 11/01/2031 40,000 44,279
8.00%, 11/01/2031 220,000 242,663
American Express Co.
2.25%, 3/04/2025 131,000 126,934
3.95%, 8/01/2025 115,000 113,322
4.20%, 11/06/2025 25,000 24,795
4.90%, 2/13/2026 395,000 396,514
3.13%, 5/20/2026 100,000 96,568
1.65%, 11/04/2026 114,000 105,035
2.55%, 3/04/2027 438,000 410,552
3.30%, 5/03/2027 200,000 191,368
5.28%, 7/27/2029 40,000 40,710
4.42%, 8/03/2033 95,000 91,074
5.04%, 5/01/2034 160,000 160,212
5.63%, 7/28/2034 45,000 46,151
4.05%, 12/03/2042 135,000 120,270
American Financial Group, Inc. , 4.50% ,
6/15/2047 50,000 41,862
American Homes 4 Rent LP
3.63%, 4/15/2032 29,000 25,831
3.38%, 7/15/2051 20,000 13,609
American International Group, Inc.
4.20%, 4/01/2028 25,000 24,510
3.40%, 6/30/2030 25,000 23,061
American Tower Corp.
2.40%, 3/15/2025 100,000 96,926
1.30%, 9/15/2025 55,000 51,805
1.60%, 4/15/2026 31,000 28,822

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
American Tower Corp. (continued)
3.38%, 10/15/2026 25,000 24,010
3.65%, 3/15/2027 10,000 9,649
5.50%, 3/15/2028 50,000 51,074
5.25%, 7/15/2028 65,000 65,875
5.80%, 11/15/2028 15,000 15,543
3.95%, 3/15/2029 596,000 569,467
3.80%, 8/15/2029 50,000 47,203
2.90%, 1/15/2030 75,000 66,746
2.10%, 6/15/2030 25,000 20,989
1.88%, 10/15/2030 25,000 20,483
2.70%, 4/15/2031 35,000 29,955
2.30%, 9/15/2031 25,000 20,644
5.55%, 7/15/2033 95,000 97,412
5.90%, 11/15/2033 39,000 41,025
3.70%, 10/15/2049 10,000 7,534
3.10%, 6/15/2050 95,000 64,432
2.95%, 1/15/2051 65,000 42,664
Ameriprise Financial, Inc.
3.00%, 4/02/2025 205,000 200,334
5.70%, 12/15/2028 50,000 52,355
AON Corp.
3.75%, 5/02/2029 175,000 167,790
2.80%, 5/15/2030 55,000 48,805
AON Corp. / AON Global Holdings PLC
2.85%, 5/28/2027 20,000 18,892
5.00%, 9/12/2032 30,000 30,001
5.35%, 2/28/2033 60,000 61,284
2.90%, 8/23/2051 200,000 128,824
AON Global Ltd. , 3.88% , 12/15/2025 45,000 44,168
Apollo Global Management, Inc. , 6.38% ,
11/15/2033 50,000 54,362
Arch Capital Group Ltd.
7.35%, 5/01/2034 100,000 114,591
3.64%, 6/30/2050 45,000 34,243
Ares Capital Corp.
3.25%, 7/15/2025 222,000 213,859
3.88%, 1/15/2026 110,000 105,754
Ares Management Corp. , 6.38% , 11/10/2028 50,000 52,802
Arthur J Gallagher & Co.
3.50%, 5/20/2051 10,000 7,238
3.05%, 3/09/2052 200,000 131,077
5.75%, 3/02/2053 60,000 60,992
Assurant, Inc.
4.90%, 3/27/2028 30,000 29,540
3.70%, 2/22/2030 155,000 139,803
Assured Guaranty US Holdings, Inc. , 3.60% ,
9/15/2051 50,000 35,759
Athene Holding Ltd.
4.13%, 1/12/2028 164,000 158,118
3.95%, 5/25/2051 30,000 22,567
3.45%, 5/15/2052 50,000 33,664
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 8,730
2.45%, 1/15/2031 20,000 17,268
5.00%, 2/15/2033 50,000 50,511
5.30%, 12/07/2033 300,000 308,287
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
AXIS Specialty Finance LLC , 3.90% ,
7/15/2029 15,000 14,244
AXIS Specialty Finance PLC , 4.00% ,
12/06/2027 15,000 14,477
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 60,737
2.55%, 10/13/2026 55,000 49,906
Banco Bilbao Vizcaya Argentaria SA , 5.86% ,
9/14/2026 200,000 201,147
Banco Santander SA
1.85%, 3/25/2026 200,000 186,346
4.25%, 4/11/2027 200,000 194,140
5.29%, 8/18/2027 368,000 368,459
1.72%, 9/14/2027 200,000 181,381
4.38%, 4/12/2028 200,000 193,322
5.59%, 8/08/2028 400,000 407,020
3.31%, 6/27/2029 200,000 183,298
2.75%, 12/03/2030 250,800 206,861
Bank of America Corp.
2.02%, 2/13/2026 155,000 149,485
4.45%, 3/03/2026 50,000 49,550
3.50%, 4/19/2026 45,000 43,854
1.32%, 6/19/2026 80,000 75,700
4.83%, 7/22/2026 225,000 223,827
4.25%, 10/22/2026 375,000 369,728
5.08%, 1/20/2027 295,000 294,912
Series N, 1.66%, 3/11/2027 470,000 437,417
3.56%, 4/23/2027 242,000 233,783
1.73%, 7/22/2027 220,000 202,781
5.93%, 9/15/2027 30,000 30,635
3.25%, 10/21/2027 100,000 95,451
Series L, 4.18%, 11/25/2027 205,000 199,948
3.71%, 4/24/2028 143,000 137,422
3.59%, 7/21/2028 150,000 143,035
4.95%, 7/22/2028 100,000 100,130
6.20%, 11/10/2028 319,000 333,177
5.20%, 4/25/2029 130,000 130,955
2.09%, 6/14/2029 125,000 110,703
4.27%, 7/23/2029 54,000 52,311
5.82%, 9/15/2029 200,000 206,757
3.97%, 2/07/2030 436,000 415,979
3.19%, 7/23/2030 150,000 136,441
2.88%, 10/22/2030 240,000 213,738
2.50%, 2/13/2031 300,000 259,114
2.59%, 4/29/2031 225,000 194,770
1.90%, 7/23/2031 200,000 164,787
1.92%, 10/24/2031 65,000 53,203
Series N, 2.65%, 3/11/2032 300,000 254,742
2.69%, 4/22/2032 110,000 93,394
2.30%, 7/21/2032 200,000 164,026
2.57%, 10/20/2032 430,000 357,908
2.97%, 2/04/2033 265,000 226,107
4.57%, 4/27/2033 255,000 243,656
5.02%, 7/22/2033 220,000 218,223
5.29%, 4/25/2034 375,000 376,397
5.87%, 9/15/2034 275,000 287,836
5.47%, 1/23/2035 200,000 203,964
2.48%, 9/21/2036 274,000 219,811
6.11%, 1/29/2037 111,000 119,779
4.24%, 4/24/2038 50,000 45,505

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Bank of America Corp. (continued)
4.08%, 4/23/2040 50,000 44,252
2.68%, 6/19/2041 180,000 129,975
3.31%, 4/22/2042 1,000,000 786,449
5.00%, 1/21/2044 150,000 147,369
4.44%, 1/20/2048 50,000 44,762
4.33%, 3/15/2050 130,000 114,433
4.08%, 3/20/2051 160,000 133,001
Series N, 3.48%, 3/13/2052 104,000 78,862
2.97%, 7/21/2052 500,000 343,074
Bank of America NA
5.65%, 8/18/2025 250,000 253,257
5.53%, 8/18/2026 315,000 320,890
Bank of Montreal
1.85%, 5/01/2025 124,000 119,398
3.70%, 6/07/2025 45,000 44,220
5.92%, 9/25/2025 25,000 25,406
1.25%, 9/15/2026 66,000 60,344
0.95%, 1/22/2027 120,000 110,880
2.65%, 3/08/2027 104,000 98,035
5.20%, 2/01/2028 10,000 10,158
5.72%, 9/25/2028 200,000 207,543
Bank of Nova Scotia (The)
3.45%, 4/11/2025 55,000 53,953
1.30%, 6/11/2025 30,000 28,560
5.45%, 6/12/2025 80,000 80,452
4.50%, 12/16/2025 20,000 19,722
1.35%, 6/24/2026 185,000 170,763
1.30%, 9/15/2026 297,000 271,993
1.95%, 2/02/2027 255,000 235,925
2.95%, 3/11/2027 110,000 104,422
5.25%, 6/12/2028
(a)
240,000 244,450
4.85%, 2/01/2030 135,000 134,588
BankUnited, Inc. , 4.88% , 11/17/2025 55,000 54,179
Barclays PLC
5.83%, 5/09/2027 200,000 201,671
6.50%, 9/13/2027 200,000 205,637
2.28%, 11/24/2027 280,000 257,578
4.84%, 5/09/2028 564,000 548,451
5.50%, 8/09/2028 225,000 226,021
6.49%, 9/13/2029 200,000 208,846
2.67%, 3/10/2032 50,000 41,234
7.44%, 11/02/2033 310,000 345,636
6.22%, 5/09/2034 270,000 278,128
5.25%, 8/17/2045 120,000 118,361
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032 750,000 668,465
4.40%, 5/15/2042 25,000 23,935
4.20%, 8/15/2048 127,000 114,652
4.25%, 1/15/2049 402,000 366,946
BGC Group, Inc. , 8.00% , 5/25/2028 30,000 31,723
BlackRock, Inc.
3.20%, 3/15/2027 169,000 163,310
2.40%, 4/30/2030 50,000 44,173
Blackstone Private Credit Fund
7.05%, 9/29/2025 150,000 152,718
2.63%, 12/15/2026 35,000 31,783
3.25%, 3/15/2027 28,000 25,722
7.30%, 11/27/2028
(b)
50,000 52,153
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Blackstone Secured Lending Fund
2.75%, 9/16/2026 186,000 171,347
2.13%, 2/15/2027 50,000 44,927
Blue Owl Capital Corp.
3.75%, 7/22/2025 170,000 164,263
4.25%, 1/15/2026 200,000 193,074
Blue Owl Capital Corp. II , 8.45% ,
11/15/2026
(b)
50,000 51,749
Blue Owl Capital Corp. III , 3.13% , 4/13/2027 85,000 76,886
Blue Owl Credit Income Corp.
3.13%, 9/23/2026 57,000 52,271
4.70%, 2/08/2027 50,000 47,710
7.95%, 6/13/2028
(b)
10,000 10,486
Blue Owl Technology Finance Corp. , 2.50% ,
1/15/2027 50,000 43,985
Boston Properties LP
3.65%, 2/01/2026 164,000 158,311
4.50%, 12/01/2028 75,000 71,613
3.40%, 6/21/2029 52,000 46,622
2.90%, 3/15/2030 50,000 43,014
3.25%, 1/30/2031 426,000 366,123
2.55%, 4/01/2032 247,000 196,655
6.50%, 1/15/2034 15,000 15,682
BPCE SA , 3.38% , 12/02/2026 250,000 241,543
Brighthouse Financial, Inc.
5.63%, 5/15/2030 70,000 70,804
3.85%, 12/22/2051 195,000 131,230
Brixmor Operating Partnership LP , 2.50% ,
8/16/2031 190,000 158,146
Broadstone NET Lease LLC , 2.60% ,
9/15/2031 30,000 23,616
Brookfield Capital Finance LLC , 6.09% ,
6/14/2033 10,000 10,492
Brookfield Finance LLC / Brookfield Finance,
Inc. , 3.45% , 4/15/2050 280,000 196,609
Brookfield Finance, Inc.
3.90%, 1/25/2028 204,000 197,392
4.85%, 3/29/2029 194,000 193,152
Brown & Brown, Inc.
4.50%, 3/15/2029 50,000 49,172
2.38%, 3/15/2031 50,000 41,422
4.95%, 3/17/2052 30,000 26,752
Camden Property Trust
5.85%, 11/03/2026 50,000 51,454
4.10%, 10/15/2028 40,000 38,870
2.80%, 5/15/2030 100,000 89,366
3.35%, 11/01/2049 35,000 25,474
Canadian Imperial Bank of Commerce
3.30%, 4/07/2025 100,000 97,996
5.62%, 7/17/2026 12,000 12,230
3.45%, 4/07/2027 126,000 121,479
5.00%, 4/28/2028 126,000 126,881
5.99%, 10/03/2028
(a)
55,000 57,557
Capital One Financial Corp.
3.20%, 2/05/2025 20,000 19,598
4.25%, 4/30/2025
(a)
635,000 628,085
4.20%, 10/29/2025 100,000 98,308
4.99%, 7/24/2026 90,000 89,501
3.75%, 7/28/2026 160,000 154,192

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Capital One Financial Corp. (continued)
3.75%, 3/09/2027 200,000 192,057
3.65%, 5/11/2027 120,000 114,858
1.88%, 11/02/2027 115,000 104,542
3.80%, 1/31/2028 190,000 181,267
6.31%, 6/08/2029 30,000 30,917
2.36%, 7/29/2032 100,000 75,503
5.27%, 5/10/2033 30,000 29,227
5.82%, 2/01/2034 250,000 249,237
6.38%, 6/08/2034 30,000 31,191
CBOE Global Markets, Inc. , 1.63% ,
12/15/2030 95,000 78,003
CBRE Services, Inc.
4.88%, 3/01/2026 125,000 124,472
5.95%, 8/15/2034 15,000 15,502
Charles Schwab Corp. (The)
3.00%, 3/10/2025 50,000 48,844
4.20%, 3/24/2025 133,000 131,860
3.63%, 4/01/2025 91,000 89,405
3.85%, 5/21/2025 30,000 29,533
0.90%, 3/11/2026 95,000 87,454
1.15%, 5/13/2026 25,000 22,996
5.88%, 8/24/2026 20,000 20,476
2.45%, 3/03/2027 90,000 84,042
2.00%, 3/20/2028 10,000 8,940
4.00%, 2/01/2029 90,000 87,399
5.64%, 5/19/2029 20,000 20,460
2.75%, 10/01/2029 159,000 143,690
6.20%, 11/17/2029 50,000 52,262
2.30%, 5/13/2031 50,000 41,705
5.85%, 5/19/2034 165,000 170,731
6.14%, 8/24/2034 25,000 26,389
Chubb INA Holdings, Inc.
3.35%, 5/03/2026 15,000 14,573
1.38%, 9/15/2030 125,000 102,770
4.35%, 11/03/2045 500,000 461,800
CI Financial Corp.
3.20%, 12/17/2030 215,000 173,040
4.10%, 6/15/2051 35,000 21,268
Cincinnati Financial Corp. , 6.92% , 5/15/2028 100,000 108,677
Citigroup, Inc.
4.40%, 6/10/2025 200,000 197,818
5.50%, 9/13/2025 75,000 75,466
4.60%, 3/09/2026 200,000 198,441
3.29%, 3/17/2026 100,000 97,694
3.11%, 4/08/2026 80,000 77,979
3.40%, 5/01/2026 200,000 193,662
3.20%, 10/21/2026 175,000 167,417
4.30%, 11/20/2026 200,000 196,649
1.12%, 1/28/2027 200,000 184,737
1.46%, 6/09/2027 115,000 105,628
4.45%, 9/29/2027 435,000 426,115
3.89%, 1/10/2028 140,000 135,973
3.07%, 2/24/2028 850,000 803,932
4.13%, 7/25/2028 122,000 117,784
3.52%, 10/27/2028 155,000 147,159
3.98%, 3/20/2030 144,000 137,156
2.98%, 11/05/2030 418,000 374,715
2.67%, 1/29/2031 200,000 174,320
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Citigroup, Inc. (continued)
4.41%, 3/31/2031 270,000 259,718
2.57%, 6/03/2031 410,000 353,079
6.63%, 6/15/2032 145,000 158,378
2.52%, 11/03/2032 135,000 111,648
3.06%, 1/25/2033 370,000 316,133
5.88%, 2/22/2033 40,000 41,766
3.79%, 3/17/2033 225,000 203,061
4.91%, 5/24/2033 180,000 176,027
6.27%, 11/17/2033
(a)
45,000 48,317
6.17%, 5/25/2034 245,000 254,224
8.13%, 7/15/2039 125,000 162,459
5.88%, 1/30/2042 55,000 59,264
2.90%, 11/03/2042 150,000 109,451
5.30%, 5/06/2044 190,000 184,830
4.65%, 7/30/2045 210,000 193,595
4.75%, 5/18/2046 15,000 13,494
4.65%, 7/23/2048 30,000 27,706
Citizens Financial Group, Inc.
4.30%, 12/03/2025 20,000 19,619
2.85%, 7/27/2026 205,000 192,788
2.50%, 2/06/2030 50,000 42,184
3.25%, 4/30/2030 150,000 132,468
5.64%, 5/21/2037 150,000 141,580
CME Group, Inc.
3.00%, 3/15/2025 262,000 256,740
3.75%, 6/15/2028 15,000 14,638
5.30%, 9/15/2043 75,000 77,628
CNA Financial Corp.
3.45%, 8/15/2027 10,000 9,583
2.05%, 8/15/2030 50,000 41,977
CNO Financial Group, Inc. , 5.25% , 5/30/2025 250,000 249,541
Commonwealth Bank of Australia
5.50%, 9/12/2025 270,000 273,158
5.32%, 3/13/2026 250,000 253,281
Cooperatieve Rabobank UA
3.38%, 5/21/2025 425,000 417,593
3.75%, 7/21/2026 250,000 240,744
5.75%, 12/01/2043 320,000 330,342
5.25%, 8/04/2045 120,000 118,826
Corebridge Financial, Inc.
3.50%, 4/04/2025 15,000 14,675
3.65%, 4/05/2027 220,000 211,229
3.90%, 4/05/2032 20,000 18,038
6.05%, 9/15/2033
(b)
102,000 106,889
4.35%, 4/05/2042 10,000 8,528
4.40%, 4/05/2052 95,000 79,434
Corporate Office Properties LP , 2.00% ,
1/15/2029 52,000 43,663
Credit Suisse AG , 2.95% , 4/09/2025 360,000 350,140
Crown Castle, Inc.
1.35%, 7/15/2025 50,000 47,331
4.45%, 2/15/2026 25,000 24,686
3.70%, 6/15/2026 175,000 169,468
1.05%, 7/15/2026 48,000 43,557
4.80%, 9/01/2028 10,000 9,866
4.30%, 2/15/2029 140,000 134,385
3.10%, 11/15/2029 156,000 139,724
2.25%, 1/15/2031 285,000 235,175

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Crown Castle, Inc. (continued)
5.10%, 5/01/2033 127,000 125,261
4.00%, 11/15/2049 150,000 117,529
4.15%, 7/01/2050 15,000 12,125
3.25%, 1/15/2051 130,000 90,593
Cubesmart LP , 3.13% , 9/01/2026 100,000 95,042
Deutsche Bank AG
4.10%, 1/13/2026 51,000 49,914
2.31%, 11/16/2027 200,000 182,952
2.55%, 1/07/2028 200,000 183,735
3.55%, 9/18/2031 245,000 215,692
3.73%, 1/14/2032 200,000 167,767
3.74%, 1/07/2033 200,000 163,191
Digital Realty Trust LP
3.70%, 8/15/2027 435,000 420,394
4.45%, 7/15/2028 95,000 93,131
3.60%, 7/01/2029
(a)
59,000 55,286
Discover Financial Services
4.10%, 2/09/2027 135,000 129,808
6.70%, 11/29/2032 35,000 36,621
Eaton Vance Corp. , 3.50% , 4/06/2027 197,000 189,170
EPR Properties , 4.50% , 6/01/2027 50,000 47,583
Equinix, Inc.
1.25%, 7/15/2025 275,000 260,060
1.00%, 9/15/2025 80,000 74,945
1.45%, 5/15/2026 135,000 125,132
2.90%, 11/18/2026 29,000 27,543
2.50%, 5/15/2031 122,000 103,625
3.90%, 4/15/2032 50,000 46,259
3.00%, 7/15/2050 249,000 166,554
2.95%, 9/15/2051 55,000 36,168
3.40%, 2/15/2052 70,000 50,355
Equitable Holdings, Inc.
4.35%, 4/20/2028 175,000 170,319
5.00%, 4/20/2048 195,000 182,062
ERP Operating LP
3.38%, 6/01/2025 75,000 73,363
4.15%, 12/01/2028 200,000 195,873
4.50%, 7/01/2044 70,000 62,497
4.00%, 8/01/2047 50,000 39,442
Essex Portfolio LP
2.65%, 3/15/2032 600,000 501,335
2.65%, 9/01/2050 50,000 29,768
Everest Reinsurance Holdings, Inc. , 3.13% ,
10/15/2052 55,000 36,746
Extra Space Storage LP
3.50%, 7/01/2026 72,000 69,453
4.00%, 6/15/2029 125,000 118,466
5.50%, 7/01/2030 10,000 10,200
2.35%, 3/15/2032 70,000 56,629
Fairfax Financial Holdings Ltd.
4.63%, 4/29/2030 25,000 24,094
6.00%, 12/07/2033
(b)
200,000 205,732
Federal Realty OP LP
3.20%, 6/15/2029 76,000 69,054
4.50%, 12/01/2044 40,000 33,593
Fidelity National Financial, Inc.
4.50%, 8/15/2028 74,000 72,011
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Fidelity National Financial, Inc. (continued)
3.40%, 6/15/2030 135,000 120,504
2.45%, 3/15/2031 140,000 114,950
Fifth Third Bancorp
4.06%, 4/25/2028 150,000 143,520
6.36%, 10/27/2028 30,000 30,998
4.77%, 7/28/2030 55,000 53,535
4.34%, 4/25/2033 60,000 55,457
Fifth Third Bank NA , 2.25% , 2/01/2027 350,000 323,844
First American Financial Corp. , 4.00% ,
5/15/2030 25,000 22,737
First Horizon Corp. , 4.00% , 5/26/2025 38,000 37,367
Franklin Resources, Inc. , 1.60% , 10/30/2030 75,000 61,228
FS KKR Capital Corp. , 3.25% , 7/15/2027 160,000 146,823
Globe Life, Inc. , 2.15% , 8/15/2030 49,000 41,193
GLP Capital LP / GLP Financing II, Inc.
5.38%, 4/15/2026 270,000 269,384
5.75%, 6/01/2028 40,000 40,252
5.30%, 1/15/2029 50,000 49,310
4.00%, 1/15/2030 140,000 127,953
3.25%, 1/15/2032 130,000 109,466
6.75%, 12/01/2033 50,000 53,187
Goldman Sachs Group, Inc. (The)
3.50%, 4/01/2025 530,000 520,042
3.75%, 5/22/2025 200,000 196,572
4.25%, 10/21/2025 62,000 61,094
3.75%, 2/25/2026 500,000 488,963
5.80%, 8/10/2026 45,000 45,428
3.50%, 11/16/2026 300,000 290,145
1.09%, 12/09/2026 85,000 78,919
5.95%, 1/15/2027 350,000 360,652
3.85%, 1/26/2027 460,000 448,639
1.43%, 3/09/2027 260,000 240,555
4.39%, 6/15/2027 200,000 197,620
1.54%, 9/10/2027 210,000 191,566
1.95%, 10/21/2027 250,000 229,857
2.64%, 2/24/2028 230,000 214,231
3.69%, 6/05/2028 37,000 35,488
4.48%, 8/23/2028 200,000 196,737
3.81%, 4/23/2029 10,000 9,522
4.22%, 5/01/2029 180,000 174,066
6.48%, 10/24/2029 60,000 63,682
2.60%, 2/07/2030 60,000 52,707
3.80%, 3/15/2030 200,000 188,023
2.62%, 4/22/2032 40,000 33,751
Series D, 2.38%, 7/21/2032 220,000 181,168
2.65%, 10/21/2032 220,000 183,862
3.10%, 2/24/2033 235,000 202,266
6.56%, 10/24/2034 30,000 33,049
6.45%, 5/01/2036 25,000 27,233
6.75%, 10/01/2037 343,000 381,315
4.41%, 4/23/2039 25,000 22,789
6.25%, 2/01/2041 681,000 756,708
3.21%, 4/22/2042 100,000 77,122
2.91%, 7/21/2042 65,000 48,055
3.44%, 2/24/2043 175,000 137,115
4.80%, 7/08/2044 125,000 118,790
5.15%, 5/22/2045 270,000 265,212
4.75%, 10/21/2045 54,000 51,152

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Hanover Insurance Group, Inc. (The)
4.50%, 4/15/2026 20,000 19,695
2.50%, 9/01/2030 25,000 20,797
Hartford Financial Services Group, Inc. (The) ,
3.60% , 8/19/2049 290,000 224,011
Healthpeak OP LLC , 5.25% , 12/15/2032 100,000 100,137
Highwoods Realty LP
3.88%, 3/01/2027 55,000 51,284
4.13%, 3/15/2028 60,000 56,039
3.05%, 2/15/2030 50,000 42,192
7.65%, 2/01/2034 50,000 55,061
HSBC Holdings PLC
4.25%, 8/18/2025 200,000 196,993
3.00%, 3/10/2026 200,000 194,446
3.90%, 5/25/2026 200,000 194,955
2.10%, 6/04/2026 220,000 210,386
5.89%, 8/14/2027 275,000 278,900
7.39%, 11/03/2028 200,000 214,802
6.16%, 3/09/2029 400,000 413,400
3.97%, 5/22/2030 200,000 187,271
2.85%, 6/04/2031 700,000 604,992
2.36%, 8/18/2031 344,000 287,023
2.80%, 5/24/2032 250,000 210,026
5.40%, 8/11/2033 200,000 200,794
8.11%, 11/03/2033 250,000 286,353
6.25%, 3/09/2034
(a)
250,000 265,384
7.40%, 11/13/2034 250,000 273,035
6.50%, 5/02/2036 200,000 215,337
6.50%, 9/15/2037 400,000 433,758
6.50%, 9/15/2037 160,000 167,530
6.10%, 1/14/2042 120,000 136,712
6.33%, 3/09/2044 280,000 302,584
HSBC USA, Inc. , 5.63% , 3/17/2025 350,000 352,190
Huntington Bancshares, Inc.
4.00%, 5/15/2025 20,000 19,684
6.21%, 8/21/2029 140,000 144,658
5.02%, 5/17/2033 45,000 43,347
2.49%, 8/15/2036 152,000 115,910
ING Groep NV
3.87%, 3/28/2026 275,000 270,129
6.08%, 9/11/2027 295,000 301,028
4.55%, 10/02/2028 220,000 216,928
4.25%, 3/28/2033 100,000 93,139
6.11%, 9/11/2034 370,000 388,330
Intercontinental Exchange, Inc.
3.65%, 5/23/2025 525,000 516,283
3.75%, 12/01/2025 90,000 88,295
3.10%, 9/15/2027 45,000 42,717
4.35%, 6/15/2029 307,000 302,556
4.60%, 3/15/2033 25,000 24,515
2.65%, 9/15/2040 100,000 73,514
4.25%, 9/21/2048 10,000 8,737
3.00%, 6/15/2050 365,000 253,205
4.95%, 6/15/2052 25,000 24,163
3.00%, 9/15/2060 50,000 32,507
5.20%, 6/15/2062 40,000 40,173
Invesco Finance PLC , 3.75% , 1/15/2026 35,000 34,146
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 171,000 151,483
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Invitation Homes Operating Partnership LP
(continued)
5.45%, 8/15/2030 10,000 10,057
Jackson Financial, Inc. , 4.00% , 11/23/2051 25,000 18,336
Janus Henderson US Holdings, Inc. , 4.88% ,
8/01/2025 35,000 34,746
Jefferies Financial Group, Inc.
6.45%, 6/08/2027 128,000 133,478
5.88%, 7/21/2028 120,000 124,089
4.15%, 1/23/2030 30,000 28,353
6.25%, 1/15/2036 50,000 52,477
Jones Lang Lasalle, Inc. , 6.88% , 12/01/2028 50,000 53,006
JPMorgan Chase & Co.
2.60%, 2/24/2026 20,000 19,436
2.08%, 4/22/2026 413,000 397,259
7.63%, 10/15/2026 405,000 433,716
1.05%, 11/19/2026 200,000 185,959
4.13%, 12/15/2026 75,000 73,852
3.96%, 1/29/2027 145,000 142,399
1.04%, 2/04/2027 200,000 184,681
1.58%, 4/22/2027 465,000 431,577
8.00%, 4/29/2027 400,000 441,085
4.25%, 10/01/2027 75,000 74,097
6.07%, 10/22/2027 45,000 46,271
3.78%, 2/01/2028 253,000 244,812
2.95%, 2/24/2028 245,000 231,227
4.32%, 4/26/2028 40,000 39,309
4.85%, 7/25/2028 213,000 212,639
3.51%, 1/23/2029 75,000 71,298
4.01%, 4/23/2029 250,000 241,617
4.20%, 7/23/2029 50,000 48,673
5.30%, 7/24/2029 270,000 274,371
6.09%, 10/23/2029 50,000 52,457
4.45%, 12/05/2029 91,000 89,203
3.70%, 5/06/2030 30,000 28,283
4.57%, 6/14/2030 215,000 211,399
2.74%, 10/15/2030 35,000 31,150
4.49%, 3/24/2031 30,000 29,271
2.52%, 4/22/2031 100,000 87,065
2.96%, 5/13/2031 195,000 171,864
1.76%, 11/19/2031 100,000 81,477
1.95%, 2/04/2032 105,000 85,684
2.58%, 4/22/2032 360,000 305,000
2.55%, 11/08/2032 565,000 472,511
2.96%, 1/25/2033 195,000 167,518
4.91%, 7/25/2033 360,000 355,398
5.72%, 9/14/2033
(a)
150,000 154,416
5.35%, 6/01/2034 140,000 142,068
6.25%, 10/23/2034 1,065,000 1,154,559
6.40%, 5/15/2038 157,000 180,066
3.88%, 7/24/2038 240,000 210,801
5.50%, 10/15/2040 153,000 160,378
3.11%, 4/22/2041 35,000 27,252
2.53%, 11/19/2041 50,000 35,588
5.40%, 1/06/2042 115,000 118,683
5.63%, 8/16/2043
(a)
116,000 121,410
4.26%, 2/22/2048 50,000 43,755
4.03%, 7/24/2048 290,000 244,498
3.90%, 1/23/2049 200,000 164,912
3.11%, 4/22/2051 100,000 71,101

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
JPMorgan Chase & Co. (continued)
3.33%, 4/22/2052 215,000 158,267
Kemper Corp.
2.40%, 9/30/2030 25,000 19,770
3.80%, 2/23/2032 45,000 38,102
Keybank NA
4.15%, 8/08/2025 200,000 195,636
3.40%, 5/20/2026 250,000 235,993
KeyCorp
4.15%, 10/29/2025 35,000 34,252
2.25%, 4/06/2027 40,000 36,103
4.10%, 4/30/2028 50,000 47,619
4.79%, 6/01/2033 30,000 27,541
KfW
0.38%, 7/18/2025 70,000 65,929
0.63%, 1/22/2026 395,000 367,800
3.63%, 4/01/2026 1,200,000 1,184,711
1.00%, 10/01/2026 467,000 430,762
3.75%, 2/15/2028 100,000 99,013
3.88%, 6/15/2028 1,000,000 994,523
0.75%, 9/30/2030 50,000 40,618
4.75%, 10/29/2030 50,000 52,096
4.13%, 7/15/2033 370,000 370,037
0.00%, 4/18/2036
(c)
225,000 134,765
Kilroy Realty LP
4.38%, 10/01/2025 200,000 195,429
2.50%, 11/15/2032 100,000 76,403
6.25%, 1/15/2036 300,000 300,868
Kimco Realty OP LLC
3.30%, 2/01/2025 10,000 9,795
2.80%, 10/01/2026 25,000 23,626
6.40%, 3/01/2034 10,000 10,818
3.70%, 10/01/2049 95,000 69,929
Kite Realty Group LP , 4.00% , 10/01/2026 40,000 38,106
Landwirtschaftliche Rentenbank
Series 40, 0.50%, 5/27/2025 30,000 28,424
Series G, 1.75%, 7/27/2026 155,000 146,071
Series 44, 3.88%, 6/14/2028 485,000 482,523
Lazard Group LLC
3.63%, 3/01/2027 100,000 94,913
4.50%, 9/19/2028 10,000 9,696
Legg Mason, Inc. , 4.75% , 3/15/2026 25,000 24,941
Lincoln National Corp.
3.40%, 3/01/2032 50,000 43,175
4.35%, 3/01/2048 45,000 35,944
Lloyds Banking Group PLC
4.65%, 3/24/2026 200,000 196,698
4.72%, 8/11/2026 335,000 331,432
5.99%, 8/07/2027 315,000 319,797
5.68%, 1/05/2035 200,000 203,107
5.30%, 12/01/2045 100,000 96,131
LPL Holdings, Inc. , 6.75% , 11/17/2028 50,000 52,824
M&T Bank Corp. , 4.55% , 8/16/2028 350,000 338,034
Main Street Capital Corp. , 3.00% , 7/14/2026 78,000 71,910
Manulife Financial Corp.
4.15%, 3/04/2026 77,000 75,792
4.06%, 2/24/2032 445,000 426,530
5.38%, 3/04/2046 85,000 85,140
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Markel Group, Inc.
5.00%, 4/05/2046 50,000 45,848
4.30%, 11/01/2047 75,000 61,703
4.15%, 9/17/2050 30,000 24,121
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025 105,000 103,337
3.75%, 3/14/2026 170,000 167,006
2.25%, 11/15/2030 50,000 42,913
2.38%, 12/15/2031 210,000 177,700
5.75%, 11/01/2032 60,000 64,133
5.40%, 9/15/2033 10,000 10,466
4.75%, 3/15/2039 25,000 24,439
4.90%, 3/15/2049 25,000 23,923
2.90%, 12/15/2051 50,000 33,016
5.70%, 9/15/2053 176,000 188,893
Mastercard, Inc.
2.95%, 11/21/2026 148,000 142,687
3.30%, 3/26/2027 15,000 14,550
3.50%, 2/26/2028 135,000 131,300
4.88%, 3/09/2028 95,000 97,673
2.95%, 6/01/2029 200,000 187,043
3.35%, 3/26/2030 48,000 45,400
3.65%, 6/01/2049 75,000 61,922
3.85%, 3/26/2050 10,000 8,551
MetLife, Inc.
3.60%, 11/13/2025 370,000 363,414
6.50%, 12/15/2032 50,000 55,941
5.38%, 7/15/2033 20,000 20,681
6.38%, 6/15/2034 100,000 111,486
5.70%, 6/15/2035 200,000 213,691
4.13%, 8/13/2042 95,000 83,508
4.05%, 3/01/2045 70,000 60,452
5.25%, 1/15/2054 85,000 86,454
MGIC Investment Corp. , 5.25% , 8/15/2028 300,000 292,084
MID-America Apartments LP
4.00%, 11/15/2025 35,000 34,378
1.10%, 9/15/2026 50,000 45,456
3.60%, 6/01/2027 50,000 48,361
Mitsubishi UFJ Financial Group, Inc.
1.41%, 7/17/2025 205,000 194,386
1.64%, 10/13/2027 200,000 183,048
2.34%, 1/19/2028 200,000 186,073
3.96%, 3/02/2028 50,000 48,651
4.08%, 4/19/2028 309,000 300,647
5.02%, 7/20/2028 200,000 200,146
5.35%, 9/13/2028 285,000 288,735
5.48%, 2/22/2031 200,000 204,511
5.13%, 7/20/2033 365,000 367,245
5.47%, 9/13/2033
(a)
300,000 309,119
5.41%, 4/19/2034
(a)
200,000 205,049
3.75%, 7/18/2039 355,000 312,937
Mizuho Financial Group, Inc.
1.23%, 5/22/2027 552,000 505,285
1.55%, 7/09/2027 200,000 183,450
4.25%, 9/11/2029 75,000 72,422
2.59%, 5/25/2031 50,000 42,915
2.56%, 9/13/2031 335,000 273,866
Morgan Stanley
4.00%, 7/23/2025 172,000 169,763

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Morgan Stanley (continued)
5.00%, 11/24/2025 250,000 249,962
2.19%, 4/28/2026 250,000 241,013
4.68%, 7/17/2026 225,000 223,464
3.13%, 7/27/2026 250,000 239,849
Series G, 4.35%, 9/08/2026 195,000 192,058
0.99%, 12/10/2026 495,000 457,560
3.63%, 1/20/2027 225,000 218,904
3.95%, 4/23/2027 125,000 121,656
1.59%, 5/04/2027 200,000 185,163
1.51%, 7/20/2027 330,000 302,828
3.59%, 7/22/2028 95,000 90,862
6.30%, 10/18/2028 55,000 57,480
Series G, 3.77%, 1/24/2029 368,000 351,436
5.16%, 4/20/2029 245,000 246,235
5.45%, 7/20/2029 40,000 40,688
4.43%, 1/23/2030 125,000 121,830
Series G, 2.70%, 1/22/2031 184,000 161,750
3.62%, 4/01/2031 125,000 115,452
1.79%, 2/13/2032 800,000 642,622
7.25%, 4/01/2032 150,000 174,786
1.93%, 4/28/2032 310,000 250,101
2.24%, 7/21/2032 54,000 44,144
2.51%, 10/20/2032 327,000 272,202
2.94%, 1/21/2033 215,000 183,520
4.89%, 7/20/2033 160,000 156,368
6.34%, 10/18/2033 235,000 253,258
5.25%, 4/21/2034 207,000 207,081
6.63%, 11/01/2034 45,000 49,806
2.48%, 9/16/2036 20,000 15,958
5.30%, 4/20/2037 255,000 249,150
4.46%, 4/22/2039 210,000 193,890
3.22%, 4/22/2042 40,000 31,038
6.38%, 7/24/2042 80,000 91,167
4.30%, 1/27/2045 125,000 111,652
4.38%, 1/22/2047 29,000 25,901
2.80%, 1/25/2052 245,000 162,753
NASDAQ, Inc.
5.65%, 6/28/2025 155,000 156,449
3.85%, 6/30/2026 33,000 32,247
1.65%, 1/15/2031 55,000 44,607
2.50%, 12/21/2040 25,000 17,295
3.25%, 4/28/2050 140,000 97,956
3.95%, 3/07/2052 50,000 39,532
6.10%, 6/28/2063 50,000 53,892
National Australia Bank Ltd. , 5.20% ,
5/13/2025
(a)
250,000 251,330
National Health Investors, Inc. , 3.00% ,
2/01/2031 95,000 76,151
NatWest Group PLC
7.47%, 11/10/2026 325,000 336,752
1.64%, 6/14/2027 310,000 284,616
5.08%, 1/27/2030 225,000 222,339
NNN REIT, Inc.
5.60%, 10/15/2033 10,000 10,229
3.50%, 4/15/2051 25,000 18,208
3.00%, 4/15/2052 70,000 45,900
Nomura Holdings, Inc.
1.85%, 7/16/2025 285,000 271,074
2.33%, 1/22/2027 200,000 184,220
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Nomura Holdings, Inc. (continued)
6.07%, 7/12/2028 235,000 243,146
2.61%, 7/14/2031 200,000 165,980
3.00%, 1/22/2032 395,000 332,934
Northern Trust Corp.
3.95%, 10/30/2025 25,000 24,640
4.00%, 5/10/2027 95,000 93,520
3.15%, 5/03/2029
(a)
63,000 59,340
1.95%, 5/01/2030 25,000 21,507
3.38%, 5/08/2032 60,000 55,848
6.13%, 11/02/2032 45,000 48,348
Oaktree Strategic Credit Fund , 8.40% ,
11/14/2028
(b)
50,000 53,390
Oesterreichische Kontrollbank AG
4.13%, 1/20/2026 190,000 189,096
5.00%, 10/23/2026 600,000 612,831
Old Republic International Corp.
3.88%, 8/26/2026 70,000 67,818
3.85%, 6/11/2051 30,000 22,223
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 14,580
4.75%, 1/15/2028 25,000 24,250
3.63%, 10/01/2029 115,000 102,546
ORIX Corp. , 4.00% , 4/13/2032 150,000 141,417
PartnerRe Finance B LLC , 3.70% , 7/02/2029 133,000 126,695
Physicians Realty LP , 3.95% , 1/15/2028 25,000 23,948
PNC Bank NA
4.20%, 11/01/2025 295,000 289,985
2.70%, 10/22/2029 75,000 66,192
PNC Financial Services Group, Inc. (The)
5.81%, 6/12/2026 85,000 85,498
2.60%, 7/23/2026 180,000 170,616
4.76%, 1/26/2027 200,000 198,730
3.15%, 5/19/2027 113,000 107,205
6.62%, 10/20/2027 30,000 31,181
5.35%, 12/02/2028 115,000 116,400
3.45%, 4/23/2029 58,000 54,415
5.58%, 6/12/2029 45,000 45,940
2.55%, 1/22/2030 265,000 231,583
4.63%, 6/06/2033 50,000 46,837
5.07%, 1/24/2034 215,000 211,825
5.94%, 8/18/2034 95,000 99,222
6.88%, 10/20/2034 50,000 55,678
Primerica, Inc. , 2.80% , 11/19/2031 50,000 42,316
Principal Financial Group, Inc.
3.10%, 11/15/2026 189,000 180,624
4.30%, 11/15/2046 200,000 169,779
Private Export Funding Corp. , Series PP ,
1.40% , 7/15/2028 50,000 44,418
Progressive Corp. (The)
4.00%, 3/01/2029 31,000 30,413
4.13%, 4/15/2047 30,000 26,392
4.20%, 3/15/2048 105,000 92,856
ProLogis LP
3.25%, 10/01/2026 114,000 110,030
4.88%, 6/15/2028 15,000 15,197
2.88%, 11/15/2029 144,000 131,200
1.75%, 2/01/2031 10,000 8,239

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
ProLogis LP (continued)
5.13%, 1/15/2034 250,000 253,995
5.25%, 6/15/2053 250,000 251,452
5.25%, 3/15/2054 300,000 303,624
Prospect Capital Corp.
3.36%, 11/15/2026 40,000 36,580
3.44%, 10/15/2028 65,000 55,901
Prudential Financial, Inc.
3.88%, 3/27/2028 51,000 49,624
4.60%, 5/15/2044 12,000 11,058
5.38%, 5/15/2045 50,000 49,333
3.91%, 12/07/2047 100,000 81,967
4.42%, 3/27/2048 20,000 17,363
3.94%, 12/07/2049 148,000 120,490
4.35%, 2/25/2050 330,000 289,695
3.70%, 3/13/2051 105,000 82,647
Public Storage Operating Co.
0.88%, 2/15/2026 20,000 18,557
1.50%, 11/09/2026 30,000 27,623
1.95%, 11/09/2028 500,000 445,991
3.39%, 5/01/2029 105,000 99,494
2.25%, 11/09/2031 14,000 11,777
Radian Group, Inc. , 4.88% , 3/15/2027 75,000 73,135
Raymond James Financial, Inc.
4.65%, 4/01/2030 342,000 342,649
4.95%, 7/15/2046 33,000 30,921
Rayonier LP , 2.75% , 5/17/2031 65,000 53,795
Realty Income Corp.
3.88%, 4/15/2025 94,000 92,626
4.63%, 11/01/2025 25,000 24,860
5.05%, 1/13/2026 267,000 266,853
4.45%, 9/15/2026 50,000 48,838
3.00%, 1/15/2027 50,000 47,577
3.95%, 8/15/2027 60,000 58,385
3.40%, 1/15/2028 50,000 47,513
3.25%, 6/15/2029 151,000 140,310
4.00%, 7/15/2029 119,000 114,158
3.40%, 1/15/2030 110,000 101,023
3.20%, 2/15/2031 10,000 8,916
2.70%, 2/15/2032 25,000 20,933
4.90%, 7/15/2033 60,000 58,841
4.65%, 3/15/2047 171,000 156,880
Regency Centers LP
2.95%, 9/15/2029 25,000 22,512
3.70%, 6/15/2030 10,000 9,270
4.40%, 2/01/2047 25,000 20,671
4.65%, 3/15/2049 65,000 56,307
Regions Financial Corp. , 1.80% , 8/12/2028 47,000 40,434
Reinsurance Group of America, Inc. , 3.90% ,
5/15/2029 150,000 142,334
RenaissanceRe Finance, Inc. , 3.45% ,
7/01/2027 215,000 204,116
RenaissanceRe Holdings Ltd. , 5.75% ,
6/05/2033 15,000 15,214
Rexford Industrial Realty LP , 2.15% ,
9/01/2031 50,000 40,241
Royal Bank of Canada
Series GMTn, 4.95%, 4/25/2025 65,000 65,099
1.15%, 6/10/2025 353,000 335,996
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Royal Bank of Canada (continued)
Series G, 0.88%, 1/20/2026 200,000 185,898
1.20%, 4/27/2026 100,000 92,551
Series G, 5.20%, 7/20/2026 25,000 25,264
3.63%, 5/04/2027 80,000 77,399
Series G, 4.24%, 8/03/2027 100,000 98,590
6.00%, 11/01/2027 200,000 209,032
Series G, 5.20%, 8/01/2028 235,000 239,367
Series G, 2.30%, 11/03/2031 245,000 204,728
3.88%, 5/04/2032 36,000 33,423
Series G, 5.00%, 2/01/2033 50,000 50,079
Sabra Health Care LP
5.13%, 8/15/2026 100,000 98,627
3.90%, 10/15/2029 50,000 45,258
Safehold GL Holdings LLC , 2.80% , 6/15/2031 60,000 49,862
Santander Holdings USA, Inc.
3.45%, 6/02/2025 200,000 194,477
4.50%, 7/17/2025 140,000 137,917
3.24%, 10/05/2026 275,000 259,419
4.40%, 7/13/2027 50,000 48,618
2.49%, 1/06/2028 80,000 72,993
6.50%, 3/09/2029 135,000 139,244
6.57%, 6/12/2029 10,000 10,356
7.66%, 11/09/2031 50,000 54,327
Santander UK Group Holdings PLC
1.67%, 6/14/2027 250,000 228,466
2.47%, 1/11/2028 200,000 183,479
2.90%, 3/15/2032 125,000 106,982
Simon Property Group LP
3.50%, 9/01/2025 272,000 266,736
3.30%, 1/15/2026 161,000 156,172
3.25%, 11/30/2026 34,000 32,820
1.38%, 1/15/2027 200,000 183,193
3.38%, 6/15/2027 48,000 46,080
3.38%, 12/01/2027 15,000 14,325
1.75%, 2/01/2028 17,000 15,258
2.45%, 9/13/2029 100,000 88,725
2.65%, 7/15/2030 15,000 13,261
2.20%, 2/01/2031 276,000 231,177
5.50%, 3/08/2033
(a)
30,000 30,992
6.25%, 1/15/2034 50,000 54,123
4.75%, 3/15/2042 70,000 63,935
3.25%, 9/13/2049 72,000 51,839
6.65%, 1/15/2054 50,000 58,892
Sixth Street Specialty Lending, Inc. , 2.50% ,
8/01/2026 110,000 101,121
State Street Corp.
3.55%, 8/18/2025 215,000 211,395
2.90%, 3/30/2026 50,000 48,636
5.27%, 8/03/2026 25,000 25,289
1.68%, 11/18/2027 126,000 115,868
5.68%, 11/21/2029 50,000 51,648
2.20%, 3/03/2031 445,000 372,536
2.62%, 2/07/2033 20,000 16,802
4.16%, 8/04/2033 50,000 46,954
5.16%, 5/18/2034 50,000 50,310
3.03%, 11/01/2034 375,000 337,249
6.12%, 11/21/2034 50,000 52,752

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Stewart Information Services Corp. , 3.60% ,
11/15/2031 135,000 106,113
STORE Capital Corp.
4.63%, 3/15/2029 115,000 107,970
2.75%, 11/18/2030 20,000 15,803
2.70%, 12/01/2031 28,000 21,934
Sumitomo Mitsui Financial Group, Inc.
1.47%, 7/08/2025 200,000 190,067
0.95%, 1/12/2026 251,000 232,749
2.63%, 7/14/2026 50,000 47,454
1.40%, 9/17/2026 200,000 182,880
3.01%, 10/19/2026 200,000 190,705
3.45%, 1/11/2027 65,000 62,677
3.36%, 7/12/2027 225,000 214,629
3.35%, 10/18/2027 25,000 23,695
5.52%, 1/13/2028 280,000 286,395
5.80%, 7/13/2028 205,000 212,140
3.94%, 7/19/2028 25,000 24,176
5.72%, 9/14/2028 285,000 294,340
2.14%, 9/23/2030 45,000 37,368
5.81%, 9/14/2033
(a)
810,000 855,415
2.30%, 1/12/2041 130,000 89,626
6.18%, 7/13/2043 15,000 16,874
Sun Communities Operating LP
4.20%, 4/15/2032 35,000 31,805
5.70%, 1/15/2033 96,000 96,746
Synchrony Bank
5.40%, 8/22/2025 605,000 600,429
5.63%, 8/23/2027 296,000 291,115
Synchrony Financial
4.50%, 7/23/2025 55,000 53,802
3.70%, 8/04/2026 60,000 56,860
3.95%, 12/01/2027 65,000 61,095
2.88%, 10/28/2031 255,000 203,026
Synovus Financial Corp. , 5.20% , 8/11/2025 10,000 9,920
Tanger Properties LP , 2.75% , 9/01/2031 90,000 73,652
Toronto-Dominion Bank (The)
5.10%, 1/09/2026 70,000 70,572
1.20%, 6/03/2026 460,000 423,919
1.25%, 9/10/2026 195,000 178,657
1.95%, 1/12/2027 70,000 65,090
2.80%, 3/10/2027 100,000 94,615
4.11%, 6/08/2027 270,000 264,716
4.69%, 9/15/2027 148,000 147,784
5.16%, 1/10/2028 80,000 81,094
5.52%, 7/17/2028 89,000 91,556
2.00%, 9/10/2031 95,000 78,495
Series G, 2.45%, 1/12/2032 50,000 41,654
3.20%, 3/10/2032 115,000 101,203
4.46%, 6/08/2032 60,000 57,760
Travelers Cos., Inc. (The)
5.35%, 11/01/2040 25,000 26,120
4.00%, 5/30/2047 110,000 94,809
Travelers Property Casualty Corp. , 6.38% ,
3/15/2033 315,000 355,748
Truist Bank
1.50%, 3/10/2025 275,000 263,804
3.30%, 5/15/2026 217,000 207,657
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Truist Financial Corp.
4.26%, 7/28/2026 139,000 137,036
5.90%, 10/28/2026 40,000 40,441
1.27%, 3/02/2027 110,000 101,329
6.05%, 6/08/2027 80,000 81,481
1.13%, 8/03/2027 50,000 44,043
4.12%, 6/06/2028 50,000 48,603
4.87%, 1/26/2029 450,000 444,339
1.89%, 6/07/2029 375,000 326,923
6.12%, 10/28/2033 90,000 93,416
5.87%, 6/08/2034 70,000 71,568
UBS Group AG
4.55%, 4/17/2026 350,000 345,732
4.88%, 5/15/2045 165,000 158,589
UDR, Inc.
2.95%, 9/01/2026 40,000 37,971
Series G, 3.50%, 1/15/2028 50,000 47,219
3.00%, 8/15/2031 50,000 43,543
2.10%, 8/01/2032 25,000 19,626
Unum Group , 4.50% , 12/15/2049 15,000 12,240
US Bancorp
1.45%, 5/12/2025 40,000 38,279
3.95%, 11/17/2025 300,000 295,676
Series V, 2.38%, 7/22/2026 236,000 222,566
Series X, 3.15%, 4/27/2027 57,000 54,127
6.79%, 10/26/2027 20,000 20,879
3.90%, 4/26/2028 140,000 135,300
4.55%, 7/22/2028 332,000 327,628
4.65%, 2/01/2029 187,000 183,943
5.78%, 6/12/2029 270,000 276,690
Series D, 3.00%, 7/30/2029 160,000 144,212
1.38%, 7/22/2030 55,000 44,290
2.68%, 1/27/2033 95,000 79,005
4.97%, 7/22/2033 100,000 94,740
5.85%, 10/21/2033 160,000 165,515
4.84%, 2/01/2034 64,000 61,642
5.84%, 6/12/2034 130,000 134,079
Ventas Realty LP
3.25%, 10/15/2026 94,000 89,248
3.85%, 4/01/2027 40,000 38,528
4.40%, 1/15/2029 191,000 185,256
3.00%, 1/15/2030 15,000 13,315
4.38%, 2/01/2045 15,000 12,138
4.88%, 4/15/2049 10,000 8,631
VICI Properties LP
4.38%, 5/15/2025 193,000 190,051
4.95%, 2/15/2030 90,000 87,289
5.63%, 5/15/2052 35,000 32,878
Visa, Inc.
3.15%, 12/14/2025 25,000 24,424
1.90%, 4/15/2027 125,000 116,348
2.05%, 4/15/2030 17,000 14,862
1.10%, 2/15/2031 200,000 160,838
4.15%, 12/14/2035 75,000 72,405
2.70%, 4/15/2040 105,000 80,414
4.30%, 12/14/2045 100,000 92,031
3.65%, 9/15/2047 500,000 414,525
Voya Financial, Inc.
5.70%, 7/15/2043 50,000 49,594

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Voya Financial, Inc. (continued)
4.80%, 6/15/2046 50,000 43,735
W.P. Carey, Inc. , 4.25% , 10/01/2026 35,000 34,203
W.R. Berkley Corp.
4.75%, 8/01/2044 70,000 62,236
4.00%, 5/12/2050 140,000 109,840
Wachovia Corp. , 5.50% , 8/01/2035 110,000 111,599
Webster Financial Corp. , 4.10% , 3/25/2029 70,000 65,858
Wells Fargo & Co.
3.55%, 9/29/2025 275,000 268,997
2.16%, 2/11/2026 276,000 266,648
3.91%, 4/25/2026 115,000 113,053
2.19%, 4/30/2026 15,000 14,431
4.10%, 6/03/2026 105,000 102,911
4.54%, 8/15/2026 255,000 252,446
3.00%, 10/23/2026 10,000 9,528
3.20%, 6/17/2027 45,000 43,113
3.58%, 5/22/2028 150,000 143,519
2.39%, 6/02/2028 170,000 156,872
4.81%, 7/25/2028 260,000 258,531
4.15%, 1/24/2029 20,000 19,395
5.57%, 7/25/2029 175,000 178,829
6.30%, 10/23/2029 60,000 63,241
Series B, 7.95%, 11/15/2029 15,000 16,913
2.88%, 10/30/2030 575,000 511,988
2.57%, 2/11/2031 125,000 108,645
4.48%, 4/04/2031 360,000 348,531
3.35%, 3/02/2033 365,000 320,378
4.90%, 7/25/2033 170,000 166,182
5.39%, 4/24/2034 65,000 65,589
5.56%, 7/25/2034 316,000 322,973
6.49%, 10/23/2034 70,000 76,276
3.07%, 4/30/2041 535,000 407,075
5.38%, 11/02/2043 860,000 845,393
5.61%, 1/15/2044 240,000 241,195
Series G, 4.90%, 11/17/2045 230,000 211,486
4.75%, 12/07/2046 20,000 17,811
5.01%, 4/04/2051 575,000 549,652
4.61%, 4/25/2053 315,000 281,478
Wells Fargo Bank NA
5.55%, 8/01/2025 350,000 353,647
5.45%, 8/07/2026 350,000 355,500
Welltower OP LLC
4.00%, 6/01/2025 400,000 393,862
4.25%, 4/01/2026 25,000 24,698
4.25%, 4/15/2028 45,000 44,055
2.75%, 1/15/2031 270,000 233,742
Western Union Co. (The)
1.35%, 3/15/2026 105,000 96,873
2.75%, 3/15/2031 70,000 58,186
Westpac Banking Corp.
3.74%, 8/26/2025 83,000 81,766
5.51%, 11/17/2025 50,000 50,719
2.85%, 5/13/2026 95,000 91,423
1.15%, 6/03/2026 50,000 46,192
4.04%, 8/26/2027
(a)
400,000 395,629
5.46%, 11/18/2027 735,000 757,402
3.40%, 1/25/2028 59,000 56,548
5.54%, 11/17/2028 50,000 51,958
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Financial – 8.5% (continued)
Westpac Banking Corp. (continued)
1.95%, 11/20/2028 390,000 345,374
2.89%, 2/04/2030 25,000 24,239
2.15%, 6/03/2031 25,000 21,031
5.41%, 8/10/2033 25,000 24,783
6.82%, 11/17/2033 50,000 54,515
4.11%, 7/24/2034 50,000 46,442
2.67%, 11/15/2035 45,000 37,356
3.02%, 11/18/2036 50,000 41,316
2.96%, 11/16/2040 41,000 28,683
3.13%, 11/18/2041 240,000 169,726
Weyerhaeuser Co.
4.75%, 5/15/2026 20,000 19,903
4.00%, 11/15/2029 260,000 247,070
4.00%, 4/15/2030 15,000 14,277
4.00%, 3/09/2052 35,000 28,271
Willis North America, Inc. , 5.35% , 5/15/2033 15,000 15,045
WP Carey, Inc. , 3.85% , 7/15/2029 25,000 23,478
XL Group Ltd. , 5.25% , 12/15/2043 25,000 24,022
143,929,119
Industrial – 1.9%
3M Co.
2.88%, 10/15/2027 177,000 166,385
2.38%, 8/26/2029 339,000 297,225
3.05%, 4/15/2030 35,000 31,553
3.63%, 10/15/2047 210,000 157,795
4.00%, 9/14/2048
(a)
85,000 71,222
3.25%, 8/26/2049
(a)
50,000 35,864
Allegion US Holding Co., Inc. , 3.55% ,
10/01/2027 90,000 85,824
Amcor Finance USA, Inc. , 3.63% , 4/28/2026 25,000 24,205
Amphenol Corp.
2.05%, 3/01/2025 295,000 285,585
2.80%, 2/15/2030 20,000 18,109
Arrow Electronics, Inc.
4.00%, 4/01/2025 91,000 89,413
6.13%, 3/01/2026 97,000 97,044
2.95%, 2/15/2032 115,000 97,366
Berry Global, Inc. , 1.65% , 1/15/2027 25,000 22,657
Boeing Co. (The)
4.88%, 5/01/2025 125,000 124,172
2.60%, 10/30/2025 175,000 167,344
2.20%, 2/04/2026 25,000 23,564
3.10%, 5/01/2026 20,000 19,133
2.70%, 2/01/2027 758,000 709,689
2.80%, 3/01/2027 15,000 14,063
5.04%, 5/01/2027 75,000 75,119
3.25%, 2/01/2028 184,000 172,590
3.45%, 11/01/2028 25,000 23,424
2.95%, 2/01/2030 10,000 8,911
5.15%, 5/01/2030 180,000 180,326
3.63%, 2/01/2031 110,000 100,549
6.13%, 2/15/2033 105,000 111,291
3.60%, 5/01/2034 190,000 164,189
3.25%, 2/01/2035 60,000 49,594
6.63%, 2/15/2038 32,000 34,872
3.63%, 3/01/2048 25,000 17,966
3.85%, 11/01/2048 50,000 37,014
3.75%, 2/01/2050 100,000 74,181

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Industrial – 1.9% (continued)
Boeing Co. (The) (continued)
5.81%, 5/01/2050 415,000 416,021
3.83%, 3/01/2059 145,000 103,375
3.95%, 8/01/2059 135,000 99,303
5.93%, 5/01/2060 30,000 29,913
Burlington Northern Santa Fe LLC
7.00%, 12/15/2025 20,000 20,873
6.15%, 5/01/2037 25,000 27,969
5.75%, 5/01/2040 70,000 75,383
4.45%, 3/15/2043 113,000 104,354
4.90%, 4/01/2044 15,000 14,647
4.55%, 9/01/2044 27,000 25,121
4.70%, 9/01/2045 40,000 38,031
3.90%, 8/01/2046 65,000 54,451
4.15%, 12/15/2048 90,000 77,603
4.45%, 1/15/2053 155,000 141,580
5.20%, 4/15/2054 55,000 56,010
Canadian National Railway Co.
2.75%, 3/01/2026 130,000 125,290
6.25%, 8/01/2034 25,000 28,069
4.45%, 1/20/2049 100,000 92,134
2.45%, 5/01/2050 100,000 63,793
Canadian Pacific Railway Co.
4.00%, 6/01/2028 13,000 12,672
2.88%, 11/15/2029 193,000 174,009
4.80%, 8/01/2045 50,000 46,812
4.95%, 8/15/2045 226,000 213,946
4.70%, 5/01/2048 50,000 45,217
3.10%, 12/02/2051 95,000 67,097
6.13%, 9/15/2115 200,000 218,081
Carrier Global Corp.
5.80%, 11/30/2025
(b)
50,000 50,705
2.72%, 2/15/2030 246,000 219,584
2.70%, 2/15/2031 50,000 43,518
3.38%, 4/05/2040 135,000 108,062
3.58%, 4/05/2050 62,000 47,389
Caterpillar Financial Services Corp.
3.40%, 5/13/2025 95,000 93,424
1.45%, 5/15/2025 20,000 19,158
5.15%, 8/11/2025 85,000 85,611
4.80%, 1/06/2026 25,000 25,119
0.90%, 3/02/2026 373,000 346,370
Series D, 4.35%, 5/15/2026 40,000 39,877
2.40%, 8/09/2026 105,000 99,816
1.15%, 9/14/2026 204,000 187,681
1.70%, 1/08/2027 19,000 17,656
3.60%, 8/12/2027 50,000 48,833
Caterpillar, Inc.
5.20%, 5/27/2041 120,000 125,448
3.80%, 8/15/2042 175,000 151,400
4.75%, 5/15/2064 24,000 22,475
CNH Industrial Capital LLC
3.95%, 5/23/2025 135,000 132,926
4.55%, 4/10/2028 10,000 9,913
5.50%, 1/12/2029 10,000 10,282
CSX Corp.
3.35%, 11/01/2025 69,000 67,353
3.25%, 6/01/2027 40,000 38,430
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Industrial – 1.9% (continued)
CSX Corp. (continued)
2.40%, 2/15/2030 400,000 353,928
4.10%, 11/15/2032 100,000 95,635
5.20%, 11/15/2033
(a)
10,000 10,322
6.00%, 10/01/2036 40,000 43,798
6.22%, 4/30/2040 20,000 22,335
4.10%, 3/15/2044 110,000 95,620
4.75%, 11/15/2048 13,000 12,212
3.35%, 9/15/2049 175,000 129,901
3.80%, 4/15/2050 95,000 75,999
4.50%, 11/15/2052 100,000 91,064
4.25%, 11/01/2066 70,000 58,322
Deere & Co.
2.75%, 4/15/2025 10,000 9,766
5.38%, 10/16/2029 50,000 52,628
3.10%, 4/15/2030 287,000 265,272
3.90%, 6/09/2042 25,000 22,095
Dover Corp. , 5.38% , 10/15/2035 25,000 25,889
Eaton Corp.
4.35%, 5/18/2028 20,000 19,918
4.15%, 3/15/2033 155,000 149,323
4.15%, 11/02/2042 77,000 69,270
Emerson Electric Co.
3.15%, 6/01/2025 29,000 28,428
0.88%, 10/15/2026 80,000 72,785
1.80%, 10/15/2027 10,000 9,129
1.95%, 10/15/2030 75,000 64,360
2.20%, 12/21/2031 30,000 25,462
FedEx Corp.
3.25%, 4/01/2026 50,000 48,444
3.10%, 8/05/2029 120,000 110,788
4.25%, 5/15/2030 10,000 9,738
2.40%, 5/15/2031 97,000 82,618
4.90%, 1/15/2034 30,000 30,015
3.25%, 5/15/2041 120,000 91,630
3.88%, 8/01/2042 75,000 61,702
5.10%, 1/15/2044 59,000 56,663
4.75%, 11/15/2045 15,000 13,721
4.55%, 4/01/2046 30,000 26,572
4.40%, 1/15/2047 10,000 8,643
4.05%, 2/15/2048 95,000 77,690
5.25%, 5/15/2050 55,000 53,413
Flex Ltd.
4.75%, 6/15/2025 30,000 29,688
3.75%, 2/01/2026 25,000 24,292
4.88%, 5/12/2030 75,000 73,420
Flowserve Corp. , 3.50% , 10/01/2030 75,000 66,828
Fortive Corp. , 4.30% , 6/15/2046 25,000 20,971
Fortune Brands Innovations, Inc.
4.00%, 6/15/2025 62,000 60,993
4.50%, 3/25/2052 25,000 20,989
GATX Corp.
3.85%, 3/30/2027 64,000 61,711
4.70%, 4/01/2029 30,000 29,769
3.50%, 6/01/2032 75,000 65,667
5.45%, 9/15/2033 30,000 30,186
6.90%, 5/01/2034 100,000 110,351
3.10%, 6/01/2051 50,000 32,898

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Industrial – 1.9% (continued)
GE Capital International Funding Co.
Unlimited Co. , 4.42% , 11/15/2035 450,000 435,545
General Dynamics Corp.
3.25%, 4/01/2025 305,000 299,464
3.50%, 5/15/2025 110,000 108,239
2.13%, 8/15/2026 705,000 666,407
3.50%, 4/01/2027 40,000 38,925
3.75%, 5/15/2028 75,000 73,193
4.25%, 4/01/2040 10,000 9,195
4.25%, 4/01/2050 41,000 36,844
HEICO Corp.
5.25%, 8/01/2028 10,000 10,181
5.35%, 8/01/2033 110,000 111,481
Hexcel Corp.
4.95%, 8/15/2025 330,000 324,880
4.20%, 2/15/2027 140,000 135,042
Honeywell International, Inc.
2.50%, 11/01/2026 50,000 47,682
1.10%, 3/01/2027 200,000 181,398
4.95%, 2/15/2028
(a)
200,000 204,992
4.25%, 1/15/2029 15,000 14,914
1.95%, 6/01/2030 125,000 107,670
1.75%, 9/01/2031 75,000 61,723
5.70%, 3/15/2037 17,000 18,410
3.81%, 11/21/2047 110,000 92,064
Howmet Aerospace, Inc. , 3.00% , 1/15/2029 39,000 35,288
Hubbell, Inc. , 3.15% , 8/15/2027 50,000 47,277
Huntington Ingalls Industries, Inc.
3.84%, 5/01/2025 75,000 73,602
3.48%, 12/01/2027 60,000 56,811
4.20%, 5/01/2030 25,000 23,882
IDEX Corp. , 2.63% , 6/15/2031 25,000 21,379
Illinois Tool Works, Inc.
2.65%, 11/15/2026 35,000 33,440
3.90%, 9/01/2042 215,000 189,922
Ingersoll Rand, Inc.
5.40%, 8/14/2028 25,000 25,614
5.70%, 8/14/2033 20,000 20,914
Jabil, Inc.
4.25%, 5/15/2027 50,000 48,890
3.95%, 1/12/2028 10,000 9,551
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028 10,000 10,447
5.90%, 3/01/2033 50,000 50,919
JB Hunt Transport Services, Inc. , 3.88% ,
3/01/2026 37,000 36,220
John Deere Capital Corp.
2.13%, 3/07/2025 300,000 291,506
3.40%, 6/06/2025 505,000 496,734
4.95%, 6/06/2025 10,000 10,035
4.80%, 1/09/2026 183,000 184,089
4.75%, 6/08/2026 10,000 10,066
1.05%, 6/17/2026 35,000 32,309
5.15%, 9/08/2026 10,000 10,178
2.25%, 9/14/2026 85,000 80,317
1.70%, 1/11/2027 60,000 55,562
2.35%, 3/08/2027
(a)
50,000 47,015
4.15%, 9/15/2027 135,000 134,028
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Industrial – 1.9% (continued)
John Deere Capital Corp. (continued)
4.90%, 3/03/2028 35,000 35,589
4.95%, 7/14/2028 49,000 50,073
2.80%, 7/18/2029 50,000 46,091
2.45%, 1/09/2030 25,000 22,381
4.70%, 6/10/2030 215,000 217,415
1.45%, 1/15/2031 125,000 102,458
Series I, 5.15%, 9/08/2033 20,000 20,782
Johnson Controls International PLC , 4.50% ,
2/15/2047 200,000 177,468
Keysight Technologies, Inc. , 3.00% ,
10/30/2029 88,000 79,414
Kirby Corp. , 4.20% , 3/01/2028 65,000 63,125
L3Harris Technologies, Inc.
3.83%, 4/27/2025 316,000 310,948
4.40%, 6/15/2028 100,000 98,580
4.40%, 6/15/2028 100,000 98,859
2.90%, 12/15/2029 80,000 72,242
Lafarge SA , 7.13% , 7/15/2036 40,000 45,634
Lennox International, Inc. , 5.50% , 9/15/2028 20,000 20,502
Lockheed Martin Corp.
3.55%, 1/15/2026 54,000 53,045
5.10%, 11/15/2027 120,000 123,071
5.25%, 1/15/2033 100,000 104,550
4.75%, 2/15/2034 174,000 174,706
4.50%, 5/15/2036 125,000 122,174
4.07%, 12/15/2042 75,000 66,698
3.80%, 3/01/2045 90,000 75,961
4.09%, 9/15/2052 100,000 86,118
4.15%, 6/15/2053 250,000 216,428
5.70%, 11/15/2054 90,000 98,139
Martin Marietta Materials, Inc.
3.50%, 12/15/2027 25,000 24,018
4.25%, 12/15/2047 65,000 56,510
3.20%, 7/15/2051 50,000 35,958
Masco Corp. , 2.00% , 10/01/2030 345,000 285,416
Mohawk Industries, Inc.
5.85%, 9/18/2028 20,000 20,713
3.63%, 5/15/2030 10,000 9,284
Nordson Corp. , 5.80% , 9/15/2033 10,000 10,569
Norfolk Southern Corp.
2.55%, 11/01/2029 240,000 215,317
5.05%, 8/01/2030 200,000 203,804
2.30%, 5/15/2031 135,000 115,023
4.45%, 3/01/2033 110,000 107,370
4.84%, 10/01/2041 50,000 47,715
4.45%, 6/15/2045 25,000 22,239
4.15%, 2/28/2048 50,000 42,297
3.05%, 5/15/2050 290,000 201,785
2.90%, 8/25/2051 50,000 33,238
4.05%, 8/15/2052 145,000 120,144
4.55%, 6/01/2053 85,000 76,567
5.35%, 8/01/2054 50,000 50,820
Northrop Grumman Corp.
3.20%, 2/01/2027 15,000 14,466
3.25%, 1/15/2028 90,000 85,769
5.05%, 11/15/2040 20,000 19,678
4.75%, 6/01/2043 35,000 33,177
4.03%, 10/15/2047 100,000 84,737

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Industrial – 1.9% (continued)
Northrop Grumman Corp. (continued)
5.25%, 5/01/2050 79,000 79,525
nVent Finance Sarl , 2.75% , 11/15/2031 100,000 82,980
Oshkosh Corp. , 3.10% , 3/01/2030 105,000 94,222
Otis Worldwide Corp.
2.06%, 4/05/2025 146,000 140,800
2.29%, 4/05/2027 40,000 37,336
5.25%, 8/16/2028 147,000 150,336
3.36%, 2/15/2050 50,000 37,525
Owens Corning
3.40%, 8/15/2026 199,000 191,500
3.88%, 6/01/2030 70,000 65,609
Packaging Corp. of America
3.40%, 12/15/2027 45,000 43,022
3.00%, 12/15/2029 103,000 93,369
4.05%, 12/15/2049 45,000 36,276
Parker-Hannifin Corp.
3.25%, 6/14/2029 25,000 23,405
4.50%, 9/15/2029 260,000 259,883
4.10%, 3/01/2047 70,000 60,010
Regal Rexnord Corp.
6.05%, 2/15/2026
(b)
50,000 50,496
6.05%, 4/15/2028
(b)
410,000 415,732
6.30%, 2/15/2030
(b)
50,000 51,328
6.40%, 4/15/2033
(b)
17,000 17,638
Republic Services, Inc.
3.38%, 11/15/2027 23,000 22,102
2.30%, 3/01/2030 50,000 43,737
5.00%, 4/01/2034 100,000 101,086
3.05%, 3/01/2050 25,000 17,803
Rockwell Automation, Inc. , 2.80% , 8/15/2061 162,000 101,171
RTX Corp.
3.95%, 8/16/2025 454,000 447,924
5.75%, 11/08/2026 50,000 51,290
3.50%, 3/15/2027 250,000 241,173
3.13%, 5/04/2027 58,000 55,223
4.13%, 11/16/2028 80,000 77,967
5.75%, 1/15/2029 50,000 52,157
2.25%, 7/01/2030 200,000 172,821
6.00%, 3/15/2031 50,000 53,139
1.90%, 9/01/2031 75,000 60,891
2.38%, 3/15/2032 77,000 64,000
6.10%, 3/15/2034 50,000 54,276
6.05%, 6/01/2036 20,000 21,431
4.45%, 11/16/2038 700,000 644,024
4.50%, 6/01/2042 27,000 24,694
4.80%, 12/15/2043 31,000 28,769
4.15%, 5/15/2045 130,000 111,169
4.35%, 4/15/2047 205,000 178,577
4.05%, 5/04/2047 200,000 166,905
4.63%, 11/16/2048 55,000 49,730
2.82%, 9/01/2051 130,000 84,653
3.03%, 3/15/2052 100,000 68,187
5.38%, 2/27/2053 50,000 50,352
6.40%, 3/15/2054 50,000 57,525
Ryder System, Inc.
4.63%, 6/01/2025 82,000 81,475
5.65%, 3/01/2028 45,000 46,332
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Industrial – 1.9% (continued)
Ryder System, Inc. (continued)
5.25%, 6/01/2028 225,000 228,790
Snap-On, Inc.
3.25%, 3/01/2027 25,000 24,139
4.10%, 3/01/2048 35,000 30,117
Sonoco Products Co.
2.25%, 2/01/2027 15,000 13,895
2.85%, 2/01/2032 101,000 86,738
Stanley Black & Decker, Inc.
3.40%, 3/01/2026 46,000 44,594
6.00%, 3/06/2028 150,000 157,135
4.25%, 11/15/2028 362,000 353,635
2.30%, 3/15/2030 75,000 64,053
Teledyne Technologies, Inc. , 1.60% ,
4/01/2026 45,000 41,887
Textron, Inc.
4.00%, 3/15/2026 25,000 24,548
3.65%, 3/15/2027 40,000 38,605
3.38%, 3/01/2028 84,000 79,441
6.10%, 11/15/2033 50,000 53,322
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028 10,000 9,700
5.75%, 6/15/2043 26,000 27,640
4.30%, 2/21/2048 80,000 70,032
Tyco Electronics Group SA , 3.13% , 8/15/2027 135,000 128,984
Union Pacific Corp.
3.75%, 7/15/2025 30,000 29,574
3.00%, 4/15/2027 67,000 64,053
3.95%, 9/10/2028 95,000 93,821
3.70%, 3/01/2029 38,000 36,859
2.40%, 2/05/2030 164,000 145,426
2.80%, 2/14/2032 190,000 166,899
3.60%, 9/15/2037 50,000 44,063
3.55%, 8/15/2039 128,000 109,121
3.20%, 5/20/2041 115,000 91,020
4.05%, 3/01/2046 125,000 105,976
3.35%, 8/15/2046 35,000 26,154
4.00%, 4/15/2047 100,000 83,126
4.50%, 9/10/2048 196,000 176,848
4.30%, 3/01/2049 60,000 52,368
3.25%, 2/05/2050 75,000 56,113
3.50%, 2/14/2053 140,000 108,752
4.95%, 5/15/2053 10,000 9,937
3.95%, 8/15/2059 80,000 64,765
4.10%, 9/15/2067 15,000 12,309
3.75%, 2/05/2070 50,000 38,265
3.80%, 4/06/2071 50,000 38,540
3.85%, 2/14/2072 15,000 11,625
United Parcel Service, Inc.
3.90%, 4/01/2025 50,000 49,456
3.05%, 11/15/2027 145,000 138,548
2.50%, 9/01/2029 200,000 181,545
4.88%, 3/03/2033 367,000 373,759
4.25%, 3/15/2049 202,000 179,747
5.30%, 4/01/2050 135,000 140,563
5.05%, 3/03/2053 117,000 118,319
Veralto Corp.
5.50%, 9/18/2026
(b)
25,000 25,333
5.35%, 9/18/2028
(b)
15,000 15,295

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Industrial – 1.9% (continued)
Veralto Corp. (continued)
5.45%, 9/18/2033
(b)
25,000 25,653
Vontier Corp.
1.80%, 4/01/2026 70,000 64,644
2.40%, 4/01/2028 35,000 30,805
2.95%, 4/01/2031 215,000 179,594
Vulcan Materials Co.
3.90%, 4/01/2027 55,000 53,428
4.70%, 3/01/2048 50,000 45,925
Waste Connections, Inc.
3.20%, 6/01/2032 110,000 97,769
3.05%, 4/01/2050 70,000 49,175
Waste Management, Inc.
3.13%, 3/01/2025 75,000 73,526
0.75%, 11/15/2025 83,000 77,362
3.15%, 11/15/2027 30,000 28,685
2.00%, 6/01/2029 74,000 65,312
4.15%, 4/15/2032 215,000 207,112
4.10%, 3/01/2045 25,000 22,027
4.15%, 7/15/2049 15,000 13,184
2.50%, 11/15/2050 20,000 12,888
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/2025 60,000 58,337
3.45%, 11/15/2026 150,000 144,216
4.70%, 9/15/2028 300,000 297,186
WRKCo, Inc.
4.65%, 3/15/2026 245,000 243,293
4.00%, 3/15/2028 50,000 48,244
Xylem, Inc.
3.25%, 11/01/2026 12,000 11,581
4.38%, 11/01/2046 25,000 21,861
31,866,008
Technology – 1.9%
Adobe, Inc. , 2.15% , 2/01/2027 240,000 225,434
Amdocs Ltd. , 2.54% , 6/15/2030 140,000 120,811
Analog Devices, Inc.
2.95%, 4/01/2025 65,000 63,666
3.45%, 6/15/2027 142,000 137,662
2.95%, 10/01/2051 80,000 55,680
Apple, Inc.
1.13%, 5/11/2025 15,000 14,360
3.20%, 5/13/2025 125,000 122,785
4.42%, 5/08/2026 15,000 14,991
2.45%, 8/04/2026 200,000 190,992
3.35%, 2/09/2027 281,000 273,529
3.20%, 5/11/2027 25,000 24,151
3.00%, 6/20/2027 110,000 105,604
2.90%, 9/12/2027 62,000 59,213
3.00%, 11/13/2027 25,000 23,950
4.00%, 5/10/2028 250,000 248,524
1.40%, 8/05/2028 105,000 93,092
3.25%, 8/08/2029 166,000 157,997
2.20%, 9/11/2029 150,000 134,813
4.15%, 5/10/2030 116,000 115,883
1.65%, 5/11/2030 350,000 298,675
1.25%, 8/20/2030 138,000 114,180
1.65%, 2/08/2031 310,000 259,424
1.70%, 8/05/2031 50,000 41,441
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Technology – 1.9% (continued)
Apple, Inc. (continued)
3.35%, 8/08/2032 155,000 143,938
4.30%, 5/10/2033
(a)
15,000 15,110
2.38%, 2/08/2041 60,000 43,672
3.85%, 5/04/2043 411,000 364,301
4.65%, 2/23/2046 257,000 252,322
3.85%, 8/04/2046 216,000 186,474
2.95%, 9/11/2049 300,000 216,316
2.65%, 5/11/2050 535,000 361,553
2.65%, 2/08/2051 251,000 168,342
2.70%, 8/05/2051 300,000 202,097
3.95%, 8/08/2052 75,000 64,288
4.85%, 5/10/2053
(a)
85,000 85,332
2.55%, 8/20/2060
(a)
50,000 32,232
2.80%, 2/08/2061 10,000 6,651
2.85%, 8/05/2061 100,000 66,811
Applied Materials, Inc.
1.75%, 6/01/2030 180,000 153,382
5.10%, 10/01/2035 30,000 31,197
4.35%, 4/01/2047 75,000 69,225
2.75%, 6/01/2050 10,000 6,961
AutoDesk, Inc. , 2.85% , 1/15/2030 91,000 82,278
Booz Allen Hamilton, Inc. , 5.95% , 8/04/2033 15,000 15,771
Broadcom Corp. / Broadcom Cayman Finance
Ltd.
3.88%, 1/15/2027 180,000 175,733
3.50%, 1/15/2028 337,000 321,929
Broadcom, Inc.
3.15%, 11/15/2025 125,000 121,225
1.95%, 2/15/2028
(b)
30,000 26,895
4.11%, 9/15/2028 200,000 194,625
4.00%, 4/15/2029
(b)
50,000 48,110
2.45%, 2/15/2031
(b)
330,000 280,410
4.15%, 4/15/2032
(b)
115,000 108,219
4.30%, 11/15/2032 77,000 73,177
2.60%, 2/15/2033
(b)
70,000 57,538
3.42%, 4/15/2033
(b)
95,000 83,349
3.47%, 4/15/2034
(b)
1,000,000 868,864
3.19%, 11/15/2036
(b)
125,000 101,429
4.93%, 5/15/2037
(b)
50,000 48,173
3.50%, 2/15/2041
(b)
205,000 163,561
3.75%, 2/15/2051
(b)
65,000 51,043
Broadridge Financial Solutions, Inc. , 3.40% ,
6/27/2026 155,000 149,549
CDW LLC / CDW Finance Corp.
4.13%, 5/01/2025 35,000 34,413
2.67%, 12/01/2026 55,000 51,492
4.25%, 4/01/2028 50,000 47,946
3.28%, 12/01/2028 198,000 181,194
CGI, Inc. , 1.45% , 9/14/2026 115,000 104,907
Concentrix Corp.
6.65%, 8/02/2026 15,000 15,353
6.60%, 8/02/2028 310,000 318,570
Dell International LLC / EMC Corp.
5.85%, 7/15/2025 478,000 482,844
4.90%, 10/01/2026 100,000 100,044
5.30%, 10/01/2029 168,000 172,091
6.20%, 7/15/2030 110,000 117,172
3.38%, 12/15/2041 20,000 15,181

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Technology – 1.9% (continued)
Dell International LLC / EMC Corp.
(continued)
8.35%, 7/15/2046 100,000 130,443
3.45%, 12/15/2051 40,000 28,528
DXC Technology Co. , 1.80% , 9/15/2026 45,000 41,105
Electronic Arts, Inc. , 1.85% , 2/15/2031 25,000 20,767
Fidelity National Information Services, Inc.
4.50%, 7/15/2025 50,000 49,721
1.15%, 3/01/2026 15,000 13,947
4.70%, 7/15/2027 162,000 162,492
1.65%, 3/01/2028
(a)
480,000 429,554
5.10%, 7/15/2032 96,000 97,815
3.10%, 3/01/2041 50,000 37,093
Fiserv, Inc.
3.20%, 7/01/2026 127,000 122,446
5.45%, 3/02/2028 25,000 25,647
5.38%, 8/21/2028 65,000 66,635
4.20%, 10/01/2028 150,000 146,362
3.50%, 7/01/2029 188,000 176,160
5.60%, 3/02/2033 482,000 499,497
5.63%, 8/21/2033 25,000 26,026
4.40%, 7/01/2049 130,000 113,123
Fortinet, Inc. , 1.00% , 3/15/2026 65,000 59,868
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 199,000 198,248
5.25%, 7/01/2028
(a)
10,000 10,161
6.20%, 10/15/2035 50,000 53,598
6.35%, 10/15/2045 80,000 85,205
HP, Inc.
2.20%, 6/17/2025 215,000 206,491
1.45%, 6/17/2026 150,000 138,176
3.00%, 6/17/2027 220,000 207,912
4.75%, 1/15/2028 20,000 19,992
6.00%, 9/15/2041
(a)
113,000 118,286
Intel Corp.
3.40%, 3/25/2025 100,000 98,403
4.88%, 2/10/2026 115,000 115,676
2.60%, 5/19/2026 75,000 71,863
3.15%, 5/11/2027 55,000 52,853
4.88%, 2/10/2028 260,000 263,177
2.45%, 11/15/2029 155,000 138,683
5.13%, 2/10/2030 50,000 51,511
3.90%, 3/25/2030 150,000 144,042
4.00%, 12/15/2032 31,000 29,512
5.20%, 2/10/2033
(a)
550,000 566,434
4.60%, 3/25/2040 95,000 91,559
2.80%, 8/12/2041 50,000 37,027
5.63%, 2/10/2043 75,000 79,463
4.10%, 5/19/2046 9,000 7,827
3.73%, 12/08/2047 500,000 399,045
4.75%, 3/25/2050 150,000 138,821
4.90%, 8/05/2052 70,000 67,091
5.70%, 2/10/2053 70,000 73,710
3.10%, 2/15/2060 120,000 79,261
5.05%, 8/05/2062 75,000 71,920
5.90%, 2/10/2063 125,000 135,260
International Business Machines Corp.
4.00%, 7/27/2025 160,000 158,303
3.45%, 2/19/2026 100,000 97,658
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Technology – 1.9% (continued)
International Business Machines Corp.
(continued)
3.30%, 1/27/2027 315,000 303,856
1.70%, 5/15/2027 50,000 45,644
4.15%, 7/27/2027 182,000 179,505
4.50%, 2/06/2028 215,000 215,229
4.15%, 5/15/2039 100,000 90,559
2.85%, 5/15/2040 150,000 111,976
4.00%, 6/20/2042 110,000 95,706
4.70%, 2/19/2046 210,000 195,018
2.95%, 5/15/2050 160,000 108,899
4.90%, 7/27/2052 200,000 191,059
5.10%, 2/06/2053 65,000 63,803
7.13%, 12/01/2096 125,000 157,479
Intuit, Inc.
0.95%, 7/15/2025 220,000 208,107
5.25%, 9/15/2026 15,000 15,286
1.35%, 7/15/2027 10,000 9,033
5.13%, 9/15/2028 175,000 179,694
1.65%, 7/15/2030 69,000 57,698
5.20%, 9/15/2033 25,000 25,926
5.50%, 9/15/2053 85,000 90,627
KLA Corp.
4.10%, 3/15/2029 50,000 49,407
5.00%, 3/15/2049 50,000 49,058
3.30%, 3/01/2050 80,000 59,637
4.95%, 7/15/2052 26,000 25,497
5.25%, 7/15/2062 20,000 20,304
Kyndryl Holdings, Inc.
2.70%, 10/15/2028 50,000 43,927
3.15%, 10/15/2031 132,000 109,990
4.10%, 10/15/2041 25,000 18,855
LAM Research Corp.
2.88%, 6/15/2050 25,000 17,503
3.13%, 6/15/2060 115,000 78,076
Marvell Technology, Inc.
5.75%, 2/15/2029 10,000 10,362
5.95%, 9/15/2033 10,000 10,555
Micron Technology, Inc.
4.19%, 2/15/2027 225,000 220,402
5.38%, 4/15/2028 10,000 10,174
6.75%, 11/01/2029 140,000 151,144
4.66%, 2/15/2030 48,000 47,119
5.88%, 2/09/2033 50,000 52,020
5.88%, 9/15/2033 15,000 15,600
3.37%, 11/01/2041 150,000 113,605
Microsoft Corp.
2.70%, 2/12/2025 120,000 117,560
3.13%, 11/03/2025 21,000 20,535
2.40%, 8/08/2026 825,000 787,238
3.40%, 9/15/2026
(b)
30,000 29,292
3.30%, 2/06/2027 369,000 360,126
1.35%, 9/15/2030
(b)
75,000 62,612
4.20%, 11/03/2035 50,000 49,512
4.50%, 10/01/2040 25,000 25,293
4.45%, 11/03/2045 55,000 54,346
3.70%, 8/08/2046 115,000 99,349
4.25%, 2/06/2047 90,000 86,048
4.50%, 6/15/2047
(b)
25,000 24,200

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Technology – 1.9% (continued)
Microsoft Corp. (continued)
2.53%, 6/01/2050 539,000 359,026
2.92%, 3/17/2052 245,000 176,058
4.00%, 2/12/2055 150,000 131,854
3.95%, 8/08/2056 125,000 108,752
3.04%, 3/17/2062 81,000 56,870
NetApp, Inc. , 1.88% , 6/22/2025 65,000 62,007
NVIDIA Corp.
1.55%, 6/15/2028 175,000 156,826
2.85%, 4/01/2030 124,000 113,793
2.00%, 6/15/2031 235,000 200,463
3.50%, 4/01/2040 125,000 107,731
3.50%, 4/01/2050 40,000 32,541
NXP BV / NXP Funding LLC , 5.55% ,
12/01/2028 40,000 41,070
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.70%, 5/01/2025 105,000 101,564
3.88%, 6/18/2026 45,000 43,878
4.30%, 6/18/2029 20,000 19,381
2.65%, 2/15/2032 26,000 21,729
3.25%, 5/11/2041 152,000 115,026
3.25%, 11/30/2051 80,000 55,469
Oracle Corp.
2.50%, 4/01/2025 35,000 33,947
2.95%, 5/15/2025 150,000 145,994
5.80%, 11/10/2025 30,000 30,449
1.65%, 3/25/2026 50,000 46,733
2.65%, 7/15/2026 245,000 232,618
2.80%, 4/01/2027 322,000 303,667
3.25%, 11/15/2027 210,000 199,185
2.30%, 3/25/2028 125,000 113,445
2.95%, 4/01/2030 22,000 19,786
2.88%, 3/25/2031 10,000 8,797
6.25%, 11/09/2032 47,000 50,687
4.90%, 2/06/2033 300,000 296,859
4.30%, 7/08/2034 200,000 186,271
3.90%, 5/15/2035 163,000 144,491
3.85%, 7/15/2036 225,000 195,724
3.80%, 11/15/2037 170,000 145,406
6.13%, 7/08/2039 50,000 53,315
3.60%, 4/01/2040 500,000 397,773
4.50%, 7/08/2044 25,000 21,786
4.13%, 5/15/2045 200,000 164,145
4.00%, 11/15/2047 130,000 103,195
3.60%, 4/01/2050 185,000 135,866
3.95%, 3/25/2051 400,000 310,415
5.55%, 2/06/2053 150,000 148,903
3.85%, 4/01/2060 525,000 380,340
QUALCOMM, Inc.
2.15%, 5/20/2030 100,000 87,321
4.65%, 5/20/2035 50,000 50,283
4.80%, 5/20/2045 277,000 271,672
4.30%, 5/20/2047 205,000 185,575
4.50%, 5/20/2052 75,000 68,513
6.00%, 5/20/2053 60,000 68,053
Roper Technologies, Inc.
1.00%, 9/15/2025 70,000 65,691
3.85%, 12/15/2025 50,000 49,162
3.80%, 12/15/2026 15,000 14,655
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Technology – 1.9% (continued)
Roper Technologies, Inc. (continued)
4.20%, 9/15/2028 100,000 97,830
1.75%, 2/15/2031 125,000 101,860
Salesforce, Inc.
3.70%, 4/11/2028 615,000 602,413
2.70%, 7/15/2041 100,000 74,426
2.90%, 7/15/2051 75,000 51,923
ServiceNow, Inc. , 1.40% , 9/01/2030 207,000 169,833
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025 50,000 49,044
5.00%, 3/28/2026 65,000 65,248
3.70%, 4/14/2027 35,000 34,009
4.95%, 3/28/2028 129,000 129,932
Teledyne FLIR LLC , 2.50% , 8/01/2030 25,000 21,523
Texas Instruments, Inc.
1.13%, 9/15/2026 50,000 46,038
2.90%, 11/03/2027 14,000 13,295
4.60%, 2/15/2028 45,000 45,490
2.25%, 9/04/2029
(a)
38,000 34,093
1.90%, 9/15/2031
(a)
50,000 42,088
4.15%, 5/15/2048 350,000 306,925
5.00%, 3/14/2053 65,000 64,821
5.05%, 5/18/2063 85,000 84,110
TSMC Arizona Corp.
1.75%, 10/25/2026 480,000 443,623
2.50%, 10/25/2031 200,000 170,529
3.25%, 10/25/2051 75,000 57,242
VMware LLC
4.50%, 5/15/2025 55,000 54,561
1.40%, 8/15/2026 50,000 45,748
1.80%, 8/15/2028 45,000 39,482
4.70%, 5/15/2030 22,000 21,648
2.20%, 8/15/2031 210,000 173,274
Western Digital Corp. , 3.10% , 2/01/2032 300,000 238,727
Xilinx, Inc. , 2.38% , 6/01/2030 40,000 35,491
31,348,979
Utilities – 2.2%
AEP Texas, Inc.
Series I, 2.10%, 7/01/2030 115,000 96,795
3.80%, 10/01/2047 54,000 40,228
5.25%, 5/15/2052 95,000 91,396
AEP Transmission Co. LLC
4.25%, 9/15/2048 90,000 76,404
3.80%, 6/15/2049 30,000 23,517
AES Corp. (The)
1.38%, 1/15/2026 200,000 185,372
5.45%, 6/01/2028 305,000 308,957
2.45%, 1/15/2031 50,000 41,744
Alabama Power Co.
3.94%, 9/01/2032 110,000 103,459
5.85%, 11/15/2033 500,000 535,333
3.75%, 3/01/2045 50,000 40,466
3.45%, 10/01/2049 250,000 187,404
3.13%, 7/15/2051 15,000 10,502
Ameren Corp.
3.65%, 2/15/2026 35,000 34,072
5.70%, 12/01/2026 50,000 51,137
1.75%, 3/15/2028 50,000 44,320

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Utilities – 2.2% (continued)
Ameren Illinois Co.
1.55%, 11/15/2030 10,000 8,172
3.85%, 9/01/2032 20,000 18,609
2.90%, 6/15/2051 110,000 73,716
American Electric Power Co., Inc.
5.75%, 11/01/2027 200,000 206,109
Series J, 4.30%, 12/01/2028 40,000 39,083
2.30%, 3/01/2030 150,000 128,898
5.63%, 3/01/2033 265,000 273,190
American Water Capital Corp.
2.95%, 9/01/2027 100,000 94,380
3.75%, 9/01/2028 54,000 52,117
3.45%, 6/01/2029 26,000 24,588
2.80%, 5/01/2030 25,000 22,390
6.59%, 10/15/2037 60,000 69,538
4.00%, 12/01/2046 25,000 21,132
3.75%, 9/01/2047 65,000 52,683
Arizona Public Service Co.
2.60%, 8/15/2029 350,000 313,294
2.20%, 12/15/2031 185,000 151,114
4.25%, 3/01/2049 50,000 39,681
3.50%, 12/01/2049 65,000 45,705
Atmos Energy Corp.
5.90%, 11/15/2033 10,000 10,814
4.13%, 3/15/2049 115,000 97,703
3.38%, 9/15/2049 50,000 37,247
2.85%, 2/15/2052 110,000 73,115
6.20%, 11/15/2053 10,000 11,445
Avangrid, Inc. , 3.80% , 6/01/2029 15,000 14,106
Avista Corp. , 4.00% , 4/01/2052 60,000 46,986
Baltimore Gas & Electric Co.
3.50%, 8/15/2046 120,000 90,780
5.40%, 6/01/2053 10,000 10,146
Berkshire Hathaway Energy Co.
3.70%, 7/15/2030 142,000 133,344
1.65%, 5/15/2031 125,000 100,514
6.13%, 4/01/2036 275,000 297,562
4.50%, 2/01/2045 200,000 183,393
4.45%, 1/15/2049 150,000 129,770
2.85%, 5/15/2051 85,000 56,457
Black Hills Corp.
3.95%, 1/15/2026 95,000 92,714
3.15%, 1/15/2027 15,000 14,274
3.05%, 10/15/2029 507,000 458,268
6.15%, 5/15/2034 110,000 115,520
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/2028 10,000 10,248
3.95%, 3/01/2048 500,000 415,715
Series AD, 2.90%, 7/01/2050 115,000 78,693
CenterPoint Energy Resources Corp.
5.25%, 3/01/2028 175,000 179,036
1.75%, 10/01/2030 97,000 80,946
CenterPoint Energy, Inc.
5.25%, 8/10/2026 10,000 10,137
3.70%, 9/01/2049 20,000 14,963
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Utilities – 2.2% (continued)
Cleveland Electric Illuminating Co. (The) ,
5.95% , 12/15/2036 30,000 30,552
Commonwealth Edison Co.
2.55%, 6/15/2026 135,000 128,987
3.70%, 8/15/2028 25,000 24,153
3.70%, 3/01/2045 100,000 80,206
Series 123, 3.75%, 8/15/2047 100,000 79,180
4.00%, 3/01/2048 20,000 16,590
4.00%, 3/01/2049 20,000 16,432
5.30%, 2/01/2053 100,000 100,593
Connecticut Light & Power Co. (The)
Series A, 3.20%, 3/15/2027 175,000 167,936
Series A, 2.05%, 7/01/2031 110,000 90,984
4.30%, 4/15/2044 200,000 175,987
5.25%, 1/15/2053 42,000 41,904
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/01/2030 50,000 46,598
2.40%, 6/15/2031 325,000 278,799
4.50%, 12/01/2045 200,000 178,125
Series E, 4.65%, 12/01/2048 100,000 89,625
6.15%, 11/15/2052 100,000 112,245
4.63%, 12/01/2054 30,000 26,775
Series C, 4.30%, 12/01/2056 25,000 20,987
Series C, 4.00%, 11/15/2057 50,000 40,071
4.50%, 5/15/2058 75,000 65,276
3.70%, 11/15/2059 90,000 66,271
Series C, 3.00%, 12/01/2060 20,000 12,727
3.60%, 6/15/2061 200,000 148,511
Constellation Energy Generation LLC
3.25%, 6/01/2025 255,000 248,292
6.13%, 1/15/2034 45,000 48,063
5.75%, 10/01/2041 30,000 29,904
5.60%, 6/15/2042 55,000 54,680
6.50%, 10/01/2053 55,000 61,439
Consumers Energy Co.
4.90%, 2/15/2029 10,000 10,156
4.63%, 5/15/2033 50,000 49,499
3.50%, 8/01/2051 100,000 77,355
4.20%, 9/01/2052 195,000 167,907
Delmarva Power & Light Co. , 4.15% ,
5/15/2045 50,000 41,536
Dominion Energy South Carolina, Inc.
5.45%, 2/01/2041 25,000 25,198
4.60%, 6/15/2043 50,000 45,433
6.25%, 10/15/2053 10,000 11,361
5.10%, 6/01/2065 50,000 47,182
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 85,000 78,938
Series D, 2.85%, 8/15/2026 100,000 94,799
Series C, 3.38%, 4/01/2030 70,000 63,989
5.38%, 11/15/2032 25,000 25,381
7.00%, 6/15/2038 112,000 125,881
Series B, 3.30%, 4/15/2041 25,000 18,922
Series C, 4.90%, 8/01/2041 25,000 22,929
DTE Electric Co.
Series A, 1.90%, 4/01/2028 10,000 9,079
3.70%, 3/15/2045 120,000 96,634
DTE Energy Co.
2.85%, 10/01/2026 20,000 18,952

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Utilities – 2.2% (continued)
DTE Energy Co. (continued)
4.88%, 6/01/2028 20,000 20,035
Duke Energy Carolinas LLC
2.95%, 12/01/2026 25,000 24,093
2.85%, 3/15/2032 115,000 99,706
4.95%, 1/15/2033 100,000 100,761
5.30%, 2/15/2040 50,000 50,374
4.25%, 12/15/2041 30,000 26,296
3.75%, 6/01/2045 75,000 59,449
3.88%, 3/15/2046 75,000 60,208
3.70%, 12/01/2047 50,000 38,717
5.35%, 1/15/2053 100,000 100,433
5.40%, 1/15/2054 29,000 29,321
Duke Energy Corp.
0.90%, 9/15/2025 105,000 98,499
5.00%, 12/08/2025 20,000 20,046
2.65%, 9/01/2026 308,000 292,847
5.00%, 12/08/2027 200,000 201,957
4.30%, 3/15/2028 15,000 14,718
2.45%, 6/01/2030 95,000 82,675
2.55%, 6/15/2031 50,000 42,487
5.75%, 9/15/2033 10,000 10,453
3.75%, 9/01/2046 40,000 30,733
4.20%, 6/15/2049 25,000 20,350
3.50%, 6/15/2051 62,000 44,656
5.00%, 8/15/2052 195,000 179,900
6.10%, 9/15/2053 85,000 91,356
Duke Energy Florida LLC
3.80%, 7/15/2028 20,000 19,449
1.75%, 6/15/2030 100,000 83,443
2.40%, 12/15/2031 136,000 114,133
5.88%, 11/15/2033 550,000 588,932
6.20%, 11/15/2053 50,000 55,951
Duke Energy Indiana LLC
3.75%, 5/15/2046 173,000 135,894
Series YYY, 3.25%, 10/01/2049 25,000 17,680
Duke Energy Ohio, Inc. , 3.70% , 6/15/2046 50,000 38,821
Duke Energy Progress LLC
5.25%, 3/15/2033 50,000 51,149
4.38%, 3/30/2044 100,000 88,088
5.35%, 3/15/2053 200,000 199,989
Duke Energy Progress NC Storm Funding LLC ,
Series A-3 , 2.80% , 7/01/2041 50,000 36,871
Edison International
4.13%, 3/15/2028 55,000 53,240
5.25%, 11/15/2028 10,000 10,089
El Paso Electric Co. , 6.00% , 5/15/2035 28,000 28,310
Emera US Finance LP
3.55%, 6/15/2026 10,000 9,606
2.64%, 6/15/2031 230,000 188,508
4.75%, 6/15/2046 50,000 41,282
ENEL Americas SA , 4.00% , 10/25/2026 50,000 48,447
ENEL Chile SA , 4.88% , 6/12/2028 100,000 98,765
Entergy Arkansas LLC , 3.50% , 4/01/2026 50,000 48,788
Entergy Corp.
2.95%, 9/01/2026 72,000 68,584
2.80%, 6/15/2030 20,000 17,568
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Utilities – 2.2% (continued)
Entergy Louisiana LLC
2.40%, 10/01/2026 35,000 32,834
1.60%, 12/15/2030 10,000 8,042
3.05%, 6/01/2031 445,000 394,178
2.35%, 6/15/2032 101,000 83,614
4.00%, 3/15/2033 160,000 148,715
4.95%, 1/15/2045 80,000 73,955
4.20%, 9/01/2048 60,000 49,955
Entergy Mississippi LLC , 2.85% , 6/01/2028 30,000 27,830
Entergy Texas, Inc. , 5.80% , 9/01/2053 80,000 85,037
Essential Utilities, Inc.
2.70%, 4/15/2030 100,000 87,715
3.35%, 4/15/2050 15,000 10,746
Evergy Kansas Central, Inc. , 4.25% ,
12/01/2045 165,000 139,485
Evergy Metro, Inc. , Series 2020 , 2.25% ,
6/01/2030 40,000 34,467
Evergy, Inc. , 2.90% , 9/15/2029 100,000 90,062
Eversource Energy
Series Q, 0.80%, 8/15/2025 80,000 74,761
4.75%, 5/15/2026 115,000 114,300
Series U, 1.40%, 8/15/2026 31,000 28,349
5.45%, 3/01/2028 215,000 218,922
5.95%, 2/01/2029 50,000 51,996
Series O, 4.25%, 4/01/2029 100,000 96,392
Series R, 1.65%, 8/15/2030 100,000 80,833
5.13%, 5/15/2033 15,000 14,783
3.45%, 1/15/2050 120,000 84,527
Exelon Corp.
3.40%, 4/15/2026 100,000 97,038
5.15%, 3/15/2028 248,000 251,521
Florida Power & Light Co.
4.45%, 5/15/2026 140,000 140,040
Series A, 3.30%, 5/30/2027 30,000 28,727
5.05%, 4/01/2028 90,000 92,049
4.40%, 5/15/2028 245,000 245,597
4.63%, 5/15/2030 10,000 10,060
4.80%, 5/15/2033 15,000 15,056
5.96%, 4/01/2039 25,000 27,622
3.80%, 12/15/2042 50,000 42,340
4.05%, 10/01/2044 50,000 43,267
3.15%, 10/01/2049 25,000 17,984
2.88%, 12/04/2051 130,000 87,972
Georgia Power Co.
3.25%, 4/01/2026 50,000 48,211
4.65%, 5/16/2028 10,000 10,013
Series B, 2.65%, 9/15/2029 300,000 270,282
4.30%, 3/15/2042 100,000 88,201
4.30%, 3/15/2043 25,000 21,593
5.13%, 5/15/2052
(a)
145,000 142,673
Idaho Power Co.
Series K, 4.20%, 3/01/2048 25,000 20,978
5.80%, 4/01/2054 50,000 52,383
Indiana Michigan Power Co.
4.25%, 8/15/2048 500,000 414,900
3.25%, 5/01/2051 50,000 34,785
5.63%, 4/01/2053 100,000 103,029
Interstate Power & Light Co.
2.30%, 6/01/2030 15,000 12,833

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Utilities – 2.2% (continued)
Interstate Power & Light Co. (continued)
6.25%, 7/15/2039 40,000 42,987
Kentucky Utilities Co. , 5.45% , 4/15/2033 25,000 25,824
Louisville Gas & Electric Co. , 4.25% ,
4/01/2049 130,000 108,784
MidAmerican Energy Co.
3.65%, 4/15/2029 310,000 296,986
5.80%, 10/15/2036 50,000 52,992
3.65%, 8/01/2048 50,000 39,185
4.25%, 7/15/2049 270,000 233,158
3.15%, 4/15/2050 50,000 35,391
2.70%, 8/01/2052 150,000 95,225
5.85%, 9/15/2054 20,000 21,859
Mississippi Power Co. , Series 12-A , 4.25% ,
3/15/2042 20,000 17,106
National Fuel Gas Co.
3.95%, 9/15/2027 20,000 19,133
2.95%, 3/01/2031 100,000 84,222
National Grid PLC
5.60%, 6/12/2028 10,000 10,295
5.81%, 6/12/2033 15,000 15,574
National Grid USA , 5.80% , 4/01/2035 25,000 25,455
National Rural Utilities Cooperative Finance Corp.
3.45%, 6/15/2025 250,000 245,254
3.25%, 11/01/2025 330,000 321,508
4.45%, 3/13/2026 50,000 49,761
1.00%, 6/15/2026 45,000 41,242
4.80%, 3/15/2028 257,000 260,101
5.05%, 9/15/2028 95,000 96,867
1.35%, 3/15/2031 70,000 55,278
Nevada Power Co.
Series CC, 3.70%, 5/01/2029 255,000 243,283
Series EE, 3.13%, 8/01/2050 25,000 16,940
6.00%, 3/15/2054 10,000 10,756
NextEra Energy Capital Holdings, Inc.
4.45%, 6/20/2025 14,000 13,884
5.75%, 9/01/2025 40,000 40,397
1.88%, 1/15/2027 175,000 161,144
3.50%, 4/01/2029 85,000 79,992
2.75%, 11/01/2029 75,000 67,055
5.00%, 2/28/2030 80,000 80,504
2.25%, 6/01/2030 347,000 296,249
2.44%, 1/15/2032 240,000 199,227
5.00%, 7/15/2032 170,000 169,343
5.05%, 2/28/2033
(a)
160,000 159,612
3.00%, 1/15/2052 67,000 43,778
5.25%, 2/28/2053 90,000 86,506
3.80%, 3/15/2082 200,000 175,603
NiSource, Inc.
3.49%, 5/15/2027 105,000 101,090
5.25%, 3/30/2028 10,000 10,203
5.95%, 6/15/2041 235,000 243,766
5.25%, 2/15/2043 35,000 34,187
4.80%, 2/15/2044 100,000 91,434
5.65%, 2/01/2045 50,000 50,151
4.38%, 5/15/2047 185,000 157,999
5.00%, 6/15/2052 176,000 163,750
Northern States Power Co.
3.40%, 8/15/2042 25,000 19,648
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Utilities – 2.2% (continued)
Northern States Power Co. (continued)
4.00%, 8/15/2045 40,000 33,215
2.90%, 3/01/2050 35,000 23,956
5.10%, 5/15/2053 95,000 94,058
nStar Electric Co. , 4.55% , 6/01/2052 40,000 35,687
Oglethorpe Power Corp. , 5.38% , 11/01/2040 50,000 48,096
Oklahoma Gas & Electric Co.
3.80%, 8/15/2028
(a)
130,000 126,793
3.25%, 4/01/2030 150,000 136,440
5.40%, 1/15/2033 26,000 26,976
4.15%, 4/01/2047 85,000 69,905
3.85%, 8/15/2047 25,000 19,481
5.60%, 4/01/2053 60,000 62,315
Oncor Electric Delivery Co. LLC
0.55%, 10/01/2025 35,000 32,665
4.30%, 5/15/2028 10,000 9,866
3.70%, 11/15/2028 100,000 96,953
5.65%, 11/15/2033 50,000 52,998
3.80%, 9/30/2047 50,000 40,072
3.10%, 9/15/2049 155,000 110,424
4.95%, 9/15/2052 40,000 38,904
One Gas, Inc. , 4.50% , 11/01/2048 45,000 39,566
Pacific Gas & Electric Co.
4.95%, 6/08/2025 30,000 29,826
3.50%, 6/15/2025 30,000 29,211
3.15%, 1/01/2026 240,000 230,715
2.10%, 8/01/2027 160,000 144,785
3.00%, 6/15/2028 45,000 41,251
3.75%, 7/01/2028 205,400 193,335
4.65%, 8/01/2028 100,000 96,479
6.10%, 1/15/2029 15,000 15,539
4.55%, 7/01/2030 19,500 18,643
2.50%, 2/01/2031 335,000 278,065
3.25%, 6/01/2031 70,000 60,818
5.90%, 6/15/2032 110,000 112,401
6.40%, 6/15/2033
(a)
20,000 21,237
3.30%, 8/01/2040 30,000 22,230
4.20%, 6/01/2041 75,000 60,156
4.60%, 6/15/2043 100,000 83,741
4.00%, 12/01/2046 50,000 37,514
3.95%, 12/01/2047 50,000 37,266
4.95%, 7/01/2050 630,000 547,976
3.50%, 8/01/2050 225,000 157,066
5.25%, 3/01/2052 66,000 59,175
6.75%, 1/15/2053 110,000 121,243
PacifiCorp
6.00%, 1/15/2039 200,000 209,426
4.10%, 2/01/2042 35,000 28,701
4.13%, 1/15/2049 100,000 79,841
2.90%, 6/15/2052 205,000 130,077
5.50%, 5/15/2054 20,000 19,349
PECO Energy Co.
4.90%, 6/15/2033 209,000 210,763
5.95%, 10/01/2036 500,000 542,095
3.90%, 3/01/2048 500,000 414,047
3.00%, 9/15/2049 40,000 27,800
2.85%, 9/15/2051 50,000 33,201

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Utilities – 2.2% (continued)
PG&E Energy Recovery Funding LLC , Series
A-3 , 2.82% , 7/15/2046 25,000 18,300
PG&E Wildfire Recovery Funding LLC
Series A-1, 3.59%, 6/01/2030 57,630 55,391
Series A-2, 4.72%, 6/01/2037 250,000 245,766
Series A-4, 5.21%, 12/01/2047 160,000 160,632
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 21,272
3.35%, 6/01/2050 130,000 89,199
Pinnacle West Capital Corp. , 1.30% ,
6/15/2025 245,000 232,813
PPL Capital Funding, Inc. , 3.10% , 5/15/2026 65,000 62,493
PPL Electric Utilities Corp. , 5.25% , 5/15/2053 110,000 110,837
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 10,830
3.60%, 9/15/2042 25,000 19,698
4.05%, 9/15/2049 30,000 23,953
Series 34, 3.20%, 3/01/2050 20,000 13,958
5.25%, 4/01/2053 500,000 490,848
Public Service Co. of New Hampshire , 5.15% ,
1/15/2053 100,000 99,212
Public Service Co. of Oklahoma , 5.25% ,
1/15/2033 100,000 100,817
Public Service Electric & Gas Co.
1.90%, 8/15/2031 385,000 315,231
4.90%, 12/15/2032 100,000 101,047
5.20%, 8/01/2033 10,000 10,367
3.65%, 9/01/2042 25,000 20,476
3.80%, 3/01/2046 25,000 20,544
3.85%, 5/01/2049 40,000 32,944
3.20%, 8/01/2049 110,000 80,240
5.45%, 8/01/2053 10,000 10,483
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,380
5.88%, 10/15/2028 15,000 15,696
1.60%, 8/15/2030 60,000 48,990
6.13%, 10/15/2033 10,000 10,677
Puget Energy, Inc.
3.65%, 5/15/2025 50,000 48,857
2.38%, 6/15/2028 50,000 44,742
4.10%, 6/15/2030 75,000 69,050
4.22%, 3/15/2032 260,000 236,723
Puget Sound Energy, Inc.
5.80%, 3/15/2040 27,000 27,782
3.25%, 9/15/2049 184,000 128,582
2.89%, 9/15/2051 25,000 16,345
San Diego Gas & Electric Co.
2.50%, 5/15/2026 55,000 52,541
4.95%, 8/15/2028 55,000 55,789
Series XXX, 3.00%, 3/15/2032 100,000 88,514
Series RRR, 3.75%, 6/01/2047 175,000 138,614
Series TTT, 4.10%, 6/15/2049 10,000 8,288
Sempra
5.40%, 8/01/2026 236,000 238,764
3.25%, 6/15/2027 68,000 64,505
5.50%, 8/01/2033 10,000 10,200
6.00%, 10/15/2039 270,000 283,414
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Utilities – 2.2% (continued)
Sempra Energy , 3.80% , 2/01/2038 160,000 135,840
Sierra Pacific Power Co. , 5.90% , 3/15/2054
(b)
90,000 94,543
Southern California Edison Co.
5.85%, 11/01/2027 60,000 62,408
2.85%, 8/01/2029 120,000 109,262
Series G, 2.50%, 6/01/2031 275,000 234,738
5.95%, 11/01/2032 215,000 229,024
Series 05-E, 5.35%, 7/15/2035 40,000 40,748
4.50%, 9/01/2040 75,000 67,206
Series 13-A, 3.90%, 3/15/2043 50,000 40,561
4.65%, 10/01/2043 50,000 45,294
4.00%, 4/01/2047 500,000 404,990
Series B, 4.88%, 3/01/2049 60,000 55,026
3.65%, 2/01/2050 105,000 79,900
5.88%, 12/01/2053 10,000 10,487
Southern California Gas Co.
3.20%, 6/15/2025 210,000 205,438
2.95%, 4/15/2027 158,000 150,236
5.20%, 6/01/2033 10,000 10,238
3.75%, 9/15/2042 35,000 28,236
Series VV, 4.30%, 1/15/2049 65,000 54,657
Series WW, 3.95%, 2/15/2050 20,000 15,789
Southern Co. (The)
3.25%, 7/01/2026 333,000 321,372
4.85%, 6/15/2028 15,000 15,086
5.50%, 3/15/2029 10,000 10,348
Series A, 3.70%, 4/30/2030 10,000 9,400
5.20%, 6/15/2033 15,000 15,176
5.70%, 3/15/2034 15,000 15,699
4.40%, 7/01/2046 105,000 92,299
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033 10,000 10,456
4.40%, 5/30/2047 45,000 38,068
Series 21A, 3.15%, 9/30/2051 25,000 16,839
Southern Power Co. , 5.25% , 7/15/2043 20,000 18,878
Southwest Gas Corp.
2.20%, 6/15/2030 130,000 110,570
4.15%, 6/01/2049 17,000 13,221
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 116,857
Series K, 2.75%, 10/01/2026 91,000 85,849
Series J, 3.90%, 4/01/2045 40,000 31,124
Spire Missouri, Inc. , 4.80% , 2/15/2033 50,000 49,691
Tampa Electric Co.
2.40%, 3/15/2031 60,000 50,568
4.35%, 5/15/2044 22,000 18,852
3.63%, 6/15/2050 165,000 122,759
Toledo Edison Co. (The) , 6.15% , 5/15/2037 25,000 27,104
Tucson Electric Power Co.
1.50%, 8/01/2030 50,000 40,760
4.00%, 6/15/2050 60,000 46,971
5.50%, 4/15/2053 50,000 49,999
Union Electric Co.
2.95%, 3/15/2030 50,000 45,219
3.90%, 9/15/2042 50,000 41,809
4.00%, 4/01/2048 46,000 36,943
3.25%, 10/01/2049 82,000 56,869
5.45%, 3/15/2053 50,000 50,602

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.1% (continued)
Utilities – 2.2% (continued)
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026 200,000 194,131
Series B, 2.95%, 11/15/2026 30,000 28,748
Series B, 3.75%, 5/15/2027 80,000 78,021
Series A, 3.80%, 4/01/2028 50,000 48,538
5.30%, 8/15/2033 10,000 10,244
4.45%, 2/15/2044 115,000 101,589
Series B, 3.80%, 9/15/2047 520,000 407,650
4.60%, 12/01/2048 20,000 17,751
2.45%, 12/15/2050 35,000 21,033
5.70%, 8/15/2053 60,000 62,744
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046 15,000 11,489
3.65%, 9/15/2049 55,000 41,096
WEC Energy Group, Inc.
5.00%, 9/27/2025 90,000 90,048
4.75%, 1/09/2026 25,000 24,943
5.60%, 9/12/2026 10,000 10,216
5.15%, 10/01/2027 200,000 202,622
4.75%, 1/15/2028 200,000 199,854
2.20%, 12/15/2028 65,000 57,939
Wisconsin Power & Light Co. , 1.95% ,
9/16/2031 50,000 40,524
Xcel Energy, Inc.
3.30%, 6/01/2025 35,000 34,188
1.75%, 3/15/2027 70,000 64,056
4.00%, 6/15/2028 75,000 72,936
2.60%, 12/01/2029 10,000 8,934
5.45%, 8/15/2033 15,000 15,367
3.50%, 12/01/2049 125,000 90,648
37,533,885
Total Corporate Bonds (cost $430,265,833) 424,394,107
Foreign Governmental – 1.7%
Canada Government International Bond
2.88%, 4/28/2025
(a)
755,000 739,547
0.75%, 5/19/2026
(a)
15,000 13,879
3.75%, 4/26/2028
(a)
450,000 445,764
Chile Government International Bond
2.75%, 1/31/2027 200,000 189,316
3.24%, 2/06/2028 40,000 37,939
4.85%, 1/22/2029 200,000 202,066
2.45%, 1/31/2031 20,000 17,357
2.55%, 1/27/2032 280,000 239,996
3.50%, 1/31/2034 300,000 264,983
3.10%, 5/07/2041 400,000 300,042
3.10%, 1/22/2061 351,000 224,885
Export Development Canada, 3.88%,
2/14/2028 50,000 49,694
Export-Import Bank of Korea
2.63%, 5/26/2026 200,000 191,110
5.00%, 1/11/2028 200,000 203,830
4.50%, 1/11/2029 500,000 502,503
4.63%, 1/11/2034 500,000 498,797
2.50%, 6/29/2041 170,000 123,186
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 29,730
Indonesia Government International Bond
3.50%, 1/11/2028 390,000 372,279
3.40%, 9/18/2029 70,000 65,354
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.7% (continued)
Indonesia Government International Bond (continued)
2.85%, 2/14/2030 410,000 368,514
1.85%, 3/12/2031 20,000 16,477
4.85%, 1/11/2033 200,000 200,680
3.05%, 3/12/2051 20,000 14,287
3.35%, 3/12/2071 1,326,000 891,771
Israel Government AID Bond, 5.50%,
9/18/2033 40,000 43,463
Israel Government International Bond
2.88%, 3/16/2026
(a)
515,000 489,565
3.88%, 7/03/2050 160,000 119,936
Japan Bank For International Cooperation
2.88%, 4/14/2025 340,000 332,088
3.50%, 10/31/2028 600,000 578,900
4.38%, 1/24/2031 500,000 503,308
Japan International Cooperation Agency,
2.13%, 10/20/2026 400,000 375,900
Korea International Bond, 4.13%, 6/10/2044 200,000 182,513
Mexico Government International Bond
4.13%, 1/21/2026 600,000 593,477
4.50%, 4/22/2029 50,000 48,899
3.25%, 4/16/2030 75,000 67,369
2.66%, 5/24/2031 50,000 42,002
4.75%, 4/27/2032 60,000 57,371
Series A, 7.50%, 4/08/2033 150,000 170,722
4.88%, 5/19/2033 200,000 191,338
3.50%, 2/12/2034 922,000 772,450
Series A, 6.75%, 9/27/2034 89,000 95,583
6.05%, 1/11/2040 40,000 39,850
4.28%, 8/14/2041 1,183,000 958,080
4.75%, 3/08/2044 174,000 146,370
4.50%, 1/31/2050 150,000 119,244
6.34%, 5/04/2053 200,000 198,957
6.40%, 5/07/2054 400,000 402,162
5.75%, 10/12/2110 20,000 17,646
Panama Government International Bond
3.75%, 3/16/2025 277,000 270,338
8.88%, 9/30/2027 250,000 272,684
9.38%, 4/01/2029 100,000 112,052
6.70%, 1/26/2036 440,000 422,929
4.50%, 4/16/2050 237,000 156,300
4.50%, 4/01/2056 293,000 187,087
3.87%, 7/23/2060 495,000 277,938
Peruvian Government International Bond
4.13%, 8/25/2027
(a)
100,000 97,930
2.78%, 1/23/2031 215,000 186,315
1.86%, 12/01/2032 166,000 128,484
8.75%, 11/21/2033 21,000 26,253
3.00%, 1/15/2034 427,000 356,741
3.30%, 3/11/2041 60,000 45,643
3.60%, 1/15/2072 85,000 57,585
3.23%, 7/28/2121 100,000 59,174
Philippine Government International Bond
9.50%, 2/02/2030 267,000 332,668
7.75%, 1/14/2031 200,000 234,392
1.95%, 1/06/2032 900,000 732,482
3.95%, 1/20/2040 231,000 202,121
2.65%, 12/10/2045 850,000 569,899
Province of Alberta Canada
1.00%, 5/20/2025 1,045,000 996,780

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.7% (continued)
Province of Alberta Canada (continued)
3.30%, 3/15/2028 230,000 222,156
1.30%, 7/22/2030 325,000 271,868
Province of British Columbia Canada
0.90%, 7/20/2026 50,000 46,083
1.30%, 1/29/2031 220,000 182,139
4.20%, 7/06/2033 215,000 212,437
Province of Manitoba Canada, 2.13%,
6/22/2026
(a)
368,000 349,698
Province of Ontario Canada
0.63%, 1/21/2026 348,000 323,402
1.05%, 4/14/2026 95,000 88,434
2.50%, 4/27/2026 340,000 326,644
1.05%, 5/21/2027 65,000 58,721
2.00%, 10/02/2029 30,000 26,761
1.13%, 10/07/2030 350,000 287,101
1.60%, 2/25/2031 275,000 231,166
1.80%, 10/14/2031 90,000 75,787
2.13%, 1/21/2032 95,000 81,437
Province of Quebec Canada
Series QX, 1.50%, 2/11/2025 591,000 571,146
0.60%, 7/23/2025 2,899,000 2,735,299
2.50%, 4/20/2026 375,000 360,438
2.75%, 4/12/2027 150,000 143,482
1.35%, 5/28/2030 200,000 168,724
1.90%, 4/21/2031 50,000 42,765
Republic of Italy Government International Bond
1.25%, 2/17/2026 285,000 264,512
5.38%, 6/15/2033 40,000 39,997
4.00%, 10/17/2049 475,000 344,586
3.88%, 5/06/2051 405,000 283,767
Republic of Poland Government International Bond
3.25%, 4/06/2026 497,000 484,191
5.75%, 11/16/2032 108,000 114,734
5.50%, 4/04/2053 150,000 151,532
Svensk Exportkredit AB
Series G, 0.63%, 5/14/2025 200,000 189,734
4.13%, 6/14/2028 350,000 349,748
0.00%, 5/11/2037
(c)
30,000 16,277
Uruguay Government International Bond
4.38%, 10/27/2027 1,174,000 1,172,519
4.38%, 1/23/2031 45,000 44,327
4.13%, 11/20/2045 20,000 17,713
5.10%, 6/18/2050 284,000 276,678
4.98%, 4/20/2055 275,000 259,751
Total Foreign Governmental (cost
$30,065,461) 29,292,728
Municipal Securities – 0.4%
Bay Area Toll Authority, RB
7.04%, 4/01/2050 10,000 12,371
6.91%, 10/01/2050 380,000 466,316
California State University, RB
2.98%, 11/01/2051 15,000 10,715
2.72%, 11/01/2052 50,000 34,306
Chicago Transit Authority Sales & Transfer Tax
Receipts, RB, 6.90%, 12/01/2040 97,030 111,018
City of Los Angeles Department of Airports
Customer Facility Charge, RB, 4.24%,
5/15/2048 620,000 541,857
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Municipal Securities – 0.4% (continued)
City of San Francisco, CA Public Utilities
Commission Water, RB, 6.95%, 11/01/2050 110,000 133,075
Commonwealth of Massachusetts, RB
4.11%, 7/15/2031 65,943 63,873
5.46%, 12/01/2039 320,000 336,987
Dallas Fort Worth International Airport, RB
2.84%, 11/01/2046 175,000 130,432
4.09%, 11/01/2051 100,000 86,081
4.51%, 11/01/2051 40,000 37,200
Health & Educational Facilities Authority
of The State of Missouri, RB, 3.23%,
5/15/2050 500,000 371,258
Idaho Energy Resources Authority, RB, 2.86%,
9/01/2046 45,000 31,886
Indiana Finance Authority, RB, 3.05%,
1/01/2051 65,000 48,864
Los Angeles County Metropolitan
Transportation Authority Sales Tax, RB,
5.74%, 6/01/2039 100,000 105,055
Los Angeles Department of Water & Power,
RB, 5.72%, 7/01/2039 200,000 214,253
Los Angeles Unified School District, GO
5.75%, 7/01/2034 300,000 318,869
6.76%, 7/01/2034 310,000 350,324
Louisiana Local Government Environmental
Facilities & Community Development
Authority, RB, Series 2022-ELL, Class A4,
4.48%, 8/01/2039 100,000 96,464
Michigan State University, RB, 4.17%,
8/15/2122 100,000 79,064
Municipal Electric Authority of Georgia, RB,
6.64%, 4/01/2057 99,000 112,038
New Jersey Turnpike Authority, RB
7.41%, 1/01/2040 200,000 248,308
7.10%, 1/01/2041 20,000 24,151
New York City Municipal Water Finance Authority, RB
5.72%, 6/15/2042 225,000 244,254
5.44%, 6/15/2043 790,000 832,159
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 18,192
Ohio State University (The), RB
4.91%, 6/01/2040 50,000 49,903
4.80%, 6/01/2111 10,000 9,194
Oklahoma Development Finance Authority,
RB, Series 2022-ONG, Class A1, 3.88%,
5/01/2037 88,207 85,248
Port Authority of New York & New Jersey, RB
4.96%, 8/01/2046 100,000 97,128
4.46%, 10/01/2062 150,000 136,025
Regents of The University of California
Medical Center Pooled, RB
6.58%, 5/15/2049 315,000 369,396
3.01%, 5/15/2050 465,000 319,412
Rutgers, The State University of New Jersey,
RB, 3.27%, 5/01/2043 60,000 48,837
Sales Tax Securitization Corp., GO, 3.82%,
1/01/2048 170,000 137,992
San Diego County Regional Transportation
Commission, RB, 5.91%, 4/01/2048 45,000 49,704
State Board of Administration Finance Corp.,
RB, 1.71%, 7/01/2027 100,000 90,427

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Municipal Securities – 0.4% (continued)
State of California, GO
7.50%, 4/01/2034 75,000 91,862
7.30%, 10/01/2039 85,000 102,982
7.63%, 3/01/2040 385,000 482,424
7.60%, 11/01/2040 15,000 19,142
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 24,974
State of Illinois, GO, 5.10%, 6/01/2033 20,000 19,837
Texas Private Activity Bond Surface
Transportation Corp., RB, 3.92%,
12/31/2049 10,000 8,290
University of Michigan, RB
2.44%, 4/01/2040 54,000 40,725
4.45%, 4/01/2122 50,000 43,276
University of Virginia, RB, 2.58%, 11/01/2051 100,000 64,680
Total Municipal Securities (cost $7,642,479) 7,350,828
Supranational Bank – 1.4%
African Development Bank
Series G, 3.38%, 7/07/2025 30,000 29,512
Series G, 0.88%, 3/23/2026 290,000 269,950
Series G, 4.38%, 11/03/2027 240,000 242,699
4.38%, 3/14/2028 30,000 30,381
Asian Development Bank
Series G, 0.38%, 9/03/2025 95,000 89,077
4.25%, 1/09/2026 150,000 149,842
Series G, 1.00%, 4/14/2026 788,000 734,381
Series G, 1.50%, 1/20/2027 725,000 672,957
Series G, 3.13%, 8/20/2027 465,000 450,894
2.75%, 1/19/2028 50,000 47,668
Series G, 4.50%, 8/25/2028 695,000 709,179
1.75%, 9/19/2029 150,000 133,020
0.75%, 10/08/2030 150,000 121,162
Series G, 3.88%, 6/14/2033 750,000 735,869
Series G, 4.13%, 1/12/2034 300,000 299,765
Asian Infrastructure Investment Bank (The)
0.50%, 5/28/2025 175,000 165,735
0.50%, 1/27/2026 50,000 46,338
4.13%, 1/18/2029 400,000 401,465
Corp. Andina de Fomento
1.63%, 9/23/2025 92,000 87,053
2.25%, 2/08/2027 265,000 245,819
Council of Europe Development Bank
1.38%, 2/27/2025 30,000 28,929
3.00%, 6/16/2025 335,000 327,773
3.75%, 5/25/2026 250,000 247,344
3.63%, 1/26/2028 10,000 9,848
European Bank For Reconstruction & Development
Series G, 1.50%, 2/13/2025 30,000 29,009
0.50%, 5/19/2025 1,230,000 1,166,378
Series G, 0.50%, 11/25/2025 110,000 102,576
Series G, 0.50%, 1/28/2026 40,000 37,132
European Investment Bank
1.88%, 2/10/2025 75,000 72,865
1.63%, 3/14/2025
(a)
935,000 904,180
0.63%, 7/25/2025 30,000 28,360
0.38%, 12/15/2025 5,000 4,647
2.38%, 5/24/2027 150,000 142,341
0.63%, 10/21/2027 155,000 136,980
3.25%, 11/15/2027 645,000 627,697
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.4% (continued)
European Investment Bank (continued)
3.88%, 3/15/2028 100,000 99,549
4.00%, 2/15/2029 300,000 300,419
1.75%, 3/15/2029 150,000 134,694
0.88%, 5/17/2030 700,000 579,473
3.63%, 7/15/2030 900,000 880,845
1.25%, 2/14/2031 150,000 125,192
3.75%, 2/14/2033
(a)
100,000 97,669
Inter-American Development Bank
0.88%, 4/03/2025 685,000 655,506
Series G, 4.50%, 5/15/2026 1,500,000 1,508,833
2.00%, 6/02/2026 15,000 14,261
1.50%, 1/13/2027 100,000 92,833
2.38%, 7/07/2027 45,000 42,601
0.63%, 9/16/2027 65,000 57,580
1.13%, 7/20/2028 210,000 185,318
4.13%, 2/15/2029 400,000 402,268
3.50%, 9/14/2029 138,000 134,443
1.13%, 1/13/2031 260,000 214,492
3.88%, 10/28/2041 150,000 136,776
Inter-American Investment Corp., 2.63%,
4/22/2025 100,000 97,454
International Bank For Reconstruction & Development
0.75%, 3/11/2025 50,000 47,875
0.63%, 4/22/2025 10,000 9,532
0.38%, 7/28/2025 383,000 360,341
2.50%, 7/29/2025 748,000 726,547
0.50%, 10/28/2025 605,000 565,845
3.13%, 11/20/2025 25,000 24,452
3.13%, 6/15/2027 1,115,000 1,082,834
2.50%, 11/22/2027 35,000 33,103
Series G, 4.50%, 6/26/2028 150,000 150,087
1.13%, 9/13/2028 195,000 171,464
3.88%, 2/14/2030 50,000 49,581
0.88%, 5/14/2030 50,000 41,270
4.00%, 7/25/2030 255,000 254,101
0.75%, 8/26/2030 75,000 60,780
1.63%, 11/03/2031 2,500,000 2,102,962
2.50%, 3/29/2032 110,000 98,438
4.75%, 11/14/2033 70,000 73,511
Series G, 4.75%, 2/15/2035 110,000 114,076
International Finance Corp.
Series G, 0.38%, 7/16/2025 30,000 28,268
Series G, 0.75%, 10/08/2026 1,004,000 918,967
Series G, 4.38%, 1/15/2027 210,000 211,735
0.75%, 8/27/2030 80,000 64,969
Japan Bank For International Cooperation
0.63%, 7/15/2025 50,000 47,101
2.25%, 11/04/2026 384,000 362,762
2.75%, 11/16/2027 234,000 221,247
4.63%, 7/19/2028 200,000 202,491
1.25%, 1/21/2031 260,000 211,882
Japan International Cooperation Agency,
3.38%, 6/12/2028 50,000 48,022
Korea Development Bank (The)
3.38%, 9/16/2025 200,000 195,529
2.00%, 10/25/2031 100,000 83,001
Nordic Investment Bank, 0.38%, 9/11/2025 465,000 435,850
Total Supranational Bank (cost $24,452,433) 24,287,654

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2%
Federal Farm Credit Banks Funding Corp.
0.73%, 5/27/2025 200,000 189,634
0.61%, 8/25/2025 118,000 110,864
4.13%, 12/08/2025 1,600,000 1,594,126
0.75%, 12/16/2026 116,000 104,930
1.12%, 9/01/2028 50,000 43,834
1.10%, 8/10/2029 96,000 80,974
1.23%, 7/29/2030 26,000 21,389
1.15%, 8/12/2030 150,000 122,586
1.24%, 9/03/2030 550,000 453,367
1.38%, 1/14/2031 150,000 121,837
2.02%, 4/01/2031 500,000 426,035
1.79%, 6/22/2035 200,000 146,228
Federal Home Loan Banks
2.75%, 12/13/2024 10,000 9,816
0.50%, 4/14/2025 1,445,000 1,376,519
3.13%, 9/12/2025 140,000 137,153
0.96%, 3/05/2026 370,000 343,559
1.00%, 3/23/2026 4,875 4,533
4.63%, 11/17/2026 700,000 710,216
1.25%, 12/21/2026 615,000 568,330
3.00%, 3/12/2027 300,000 290,231
3.25%, 11/16/2028 220,000 214,022
4.50%, 9/13/2030 700,000 713,967
Federal Home Loan Mortgage Corporation
1.50%, 2/12/2025
(d)
779,000 754,297
0.38%, 7/21/2025
(d)
300,000 282,979
0.38%, 9/23/2025
(d)
1,599,000 1,498,273
0.63%, 11/25/2025
(d)
250,000 233,621
0.70%, 12/23/2025
(d)
200,000 186,427
0.80%, 10/28/2026
(d)
1,000,000 909,608
2.50%, 9/01/2027 9,128 8,819
4.00%, 7/01/2029 4,909 4,831
6.75%, 9/15/2029
(d)
50,000 56,978
0.00%, 12/14/2029
(c)(d)
200,000 156,325
3.00%, 2/01/2031 20,872 19,962
6.75%, 3/15/2031
(d)
50,000 58,219
2.50%, 12/01/2031 13,166 12,384
2.50%, 3/01/2032 76,224 71,567
6.25%, 7/15/2032
(d)
170,000 196,305
3.00%, 9/01/2032 37,466 35,564
3.00%, 10/01/2032 14,991 14,299
3.00%, 1/01/2033 4,600 4,367
3.00%, 2/01/2033 14,324 13,648
3.50%, 2/01/2033 20,445 19,715
3.00%, 4/01/2033 21,240 20,491
3.00%, 4/01/2033 53,196 50,959
3.00%, 7/01/2033 75,635 71,185
4.00%, 4/01/2034 20,537 20,151
3.00%, 8/01/2034 15,324 14,534
3.50%, 3/01/2035 7,086 6,748
2.50%, 4/01/2035 12,808 11,884
3.00%, 4/01/2035 102,125 97,854
3.00%, 4/01/2035 26,374 25,004
2.50%, 5/01/2035 33,307 30,862
3.00%, 6/01/2035 65,516 62,599
3.00%, 6/01/2035 38,321 36,330
2.50%, 7/01/2035 206,391 191,574
2.00%, 8/01/2035 189,769 171,223
2.50%, 9/01/2035 107,849 99,934
2.00%, 10/01/2035 317,270 286,186
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.00%, 10/01/2035 161,096 145,284
2.50%, 10/01/2035 22,224 20,593
2.50%, 10/01/2035 266,439 246,910
1.50%, 11/01/2035 708,563 620,646
2.00%, 11/01/2035 183,811 165,348
1.50%, 12/01/2035 69,408 60,796
2.00%, 12/01/2035 468,206 422,642
2.50%, 1/01/2036 32,588 30,196
1.50%, 2/01/2036 151,337 132,560
2.00%, 2/01/2036 322,799 290,423
1.50%, 3/01/2036 67,482 59,373
1.50%, 4/01/2036 101,959 89,941
2.00%, 5/01/2036 531,035 479,567
2.50%, 6/01/2036 285,400 263,360
2.00%, 8/01/2036 184,131 165,531
1.50%, 9/01/2036 38,447 33,552
1.00%, 10/01/2036 60,020 51,044
1.50%, 10/01/2036 1,001,521 873,999
1.50%, 10/01/2036 70,496 61,520
2.00%, 10/01/2036 95,372 85,686
1.50%, 11/01/2036 79,721 69,571
2.00%, 11/01/2036 104,072 93,474
2.00%, 12/01/2036 19,550 17,554
1.50%, 1/01/2037 188,183 164,222
2.00%, 1/01/2037 103,349 92,769
1.50%, 2/01/2037 156,489 136,563
1.50%, 2/01/2037 165,408 144,347
1.50%, 2/01/2037 411,331 358,957
2.00%, 2/01/2037 822,614 738,181
1.50%, 3/01/2037 104,775 91,377
2.00%, 3/01/2037 199,351 179,648
2.50%, 3/01/2037 40,026 36,872
2.50%, 3/01/2037 163,771 151,288
1.50%, 4/01/2037 48,714 42,678
2.00%, 4/01/2037 71,469 64,091
2.50%, 4/01/2037 219,360 203,383
2.50%, 5/01/2037 167,973 154,737
3.00%, 5/01/2037
(d)
14,085 13,066
3.00%, 5/01/2037 18,780 17,400
3.00%, 5/01/2037 21,797 20,704
3.00%, 9/01/2037 78,365 73,810
3.50%, 9/01/2037 74,975 72,112
4.00%, 9/01/2037 60,368 59,089
3.50%, 10/01/2037 63,220 60,805
3.50%, 12/01/2037 21,580 20,756
4.00%, 4/01/2038 122,161 119,454
3.00%, 5/01/2038 962,615 912,598
4.50%, 5/01/2038 22,110 21,929
3.00%, 6/01/2038 21,634 20,093
4.50%, 6/01/2038 67,027 66,477
5.50%, 8/01/2038 21,539 21,765
5.00%, 11/01/2038 238,350 239,026
0.00%, 11/15/2038
(c)(d)
300,000 150,907
3.00%, 11/01/2039 38,833 35,408
3.00%, 3/01/2040 82,523 75,243
2.50%, 4/01/2040 6,508 5,782
2.50%, 5/01/2040 153,426 136,274
2.00%, 8/01/2040 277,980 237,960
2.50%, 9/01/2040 51,006 45,259
2.50%, 10/01/2040 14,440 12,813

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.00%, 11/01/2040 117,674 100,652
4.00%, 11/01/2040 48,256 46,807
1.50%, 1/01/2041 18,631 15,421
1.50%, 5/01/2041 180,787 148,515
4.50%, 5/01/2041
(d)
93,186 92,813
2.50%, 6/01/2041 131,925 116,385
2.00%, 8/01/2041 133,895 113,886
2.00%, 12/01/2041 316,626 268,358
2.50%, 12/01/2041 416,974 367,317
1.50%, 2/01/2042 43,647 35,750
2.00%, 3/01/2042 260,166 220,268
2.00%, 4/01/2042 44,194 37,439
2.50%, 4/01/2042 950,818 831,726
2.00%, 5/01/2042 69,912 59,227
2.50%, 5/01/2042 88,490 77,509
3.50%, 5/01/2042 526,368 491,667
3.00%, 6/01/2042 22,173 19,974
3.00%, 7/01/2042 22,406 20,183
3.00%, 9/01/2042 591,083 538,941
4.00%, 9/01/2042 21,889 21,000
3.00%, 12/01/2042
(d)
15,547 14,097
3.00%, 1/01/2043
(d)
41,300 37,448
3.50%, 2/01/2043 45,932 43,116
4.50%, 2/01/2043 85,703 83,996
3.00%, 4/01/2043 59,353 53,652
5.00%, 6/01/2043 23,523 23,510
3.50%, 10/01/2043 154,508 144,775
3.50%, 12/01/2044
(d)
40,518 37,854
4.00%, 12/01/2044 18,837 18,115
3.00%, 1/01/2045 294,034 264,504
4.00%, 2/01/2045 42,257 41,009
3.00%, 5/01/2045 8,827 7,909
3.50%, 7/01/2045
(d)
64,760 60,268
3.50%, 7/01/2045 48,506 45,084
4.00%, 9/01/2045 105,700 101,567
3.50%, 10/01/2045 52,659 49,186
4.50%, 10/01/2045 60,161 59,757
4.00%, 11/01/2045 181,048 173,969
3.50%, 12/01/2045 6,729 6,254
3.50%, 3/01/2046 287,885 267,577
3.50%, 6/01/2046 381,430 354,929
3.50%, 8/01/2046
(d)
56,818 53,063
3.50%, 8/01/2046 413,723 385,890
3.00%, 11/01/2046 48,322 43,265
3.00%, 12/01/2046 144,869 129,708
3.00%, 1/01/2047 46,015 41,290
3.50%, 2/01/2047 2,681,326 2,487,225
3.00%, 8/01/2047 40,562 36,317
4.00%, 8/01/2047
(d)
37,116 35,572
3.00%, 9/01/2047 195,985 173,690
3.50%, 9/01/2047 16,376 15,146
4.50%, 10/01/2047 60,174 59,134
3.50%, 6/01/2048 61,636 57,176
3.50%, 7/01/2048 15,742 14,552
4.50%, 8/01/2048 71,864 70,798
4.00%, 1/01/2049 133,677 128,302
4.50%, 3/01/2049
(d)
22,705 22,305
3.50%, 5/01/2049 105,756 97,309
4.00%, 7/01/2049 174,762 168,071
4.00%, 8/01/2049 303,782 289,170
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
3.00%, 9/01/2049 32,957 29,298
3.00%, 10/01/2049 730,159 647,520
3.00%, 10/01/2049 37,763 33,571
3.50%, 10/01/2049 908,133 835,600
5.00%, 10/01/2049 49,661 49,813
2.50%, 1/01/2050 32,762 27,922
3.00%, 2/01/2050 48,547 43,192
4.50%, 2/01/2050 17,795 17,432
3.00%, 3/01/2050 31,517 28,018
3.00%, 4/01/2050 146,997 130,239
2.50%, 6/01/2050 66,059 56,018
2.50%, 6/01/2050 168,898 144,028
2.50%, 6/01/2050 56,568 48,238
2.50%, 6/01/2050 280,915 239,328
2.00%, 7/01/2050 119,075 97,694
2.50%, 7/01/2050 156,880 133,616
2.50%, 7/01/2050 366,127 313,039
2.50%, 8/01/2050 12,762 10,819
2.50%, 8/01/2050 645,064 552,664
3.00%, 8/01/2050 222,501 198,654
2.00%, 9/01/2050 496,292 402,993
2.00%, 9/01/2050 123,761 100,495
2.00%, 9/01/2050 296,556 242,244
2.00%, 9/01/2050 220,646 180,589
2.00%, 9/01/2050 579,346 470,254
2.50%, 9/01/2050 257,522 216,544
4.00%, 9/01/2050 198,664 192,298
2.00%, 10/01/2050 147,130 119,425
2.00%, 10/01/2050 109,295 88,714
2.00%, 10/01/2050 193,173 157,385
2.50%, 10/01/2050 118,118 100,733
2.50%, 10/01/2050 135,254 116,155
3.00%, 10/01/2050 31,722 28,019
2.50%, 11/01/2050 491,462 421,821
2.00%, 12/01/2050 174,888 141,848
2.50%, 12/01/2050 252,962 217,054
3.00%, 12/01/2050 609,938 543,934
1.50%, 1/01/2051 63,472 48,875
1.50%, 1/01/2051 730,634 562,183
2.00%, 1/01/2051 3,472,063 2,815,032
2.50%, 1/01/2051 1,107,613 939,007
3.00%, 1/01/2051 268,812 238,001
1.50%, 2/01/2051 178,638 137,643
2.00%, 2/01/2051 75,403 61,339
2.00%, 2/01/2051 1,011,760 819,987
2.00%, 2/01/2051 4,938,144 4,005,215
2.50%, 2/01/2051 15,825 13,392
2.50%, 3/01/2051 245,704 208,305
1.50%, 4/01/2051 258,339 198,563
2.00%, 4/01/2051 450,286 370,322
2.00%, 4/01/2051 261,043 211,225
2.00%, 4/01/2051 221,942 180,043
2.50%, 4/01/2051 459,990 388,997
1.50%, 5/01/2051 2,158,751 1,659,244
2.00%, 5/01/2051 756,012 615,516
2.00%, 5/01/2051 486,053 392,963
2.00%, 5/01/2051 100,704 82,664
2.00%, 5/01/2051 312,056 252,357
2.50%, 5/01/2051 55,064 46,552
2.50%, 5/01/2051 220,497 188,863

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.50%, 5/01/2051 384,789 324,040
2.50%, 5/01/2051 198,046 168,153
1.50%, 6/01/2051 235,194 180,722
3.00%, 6/01/2051 459,990 402,629
2.50%, 7/01/2051 119,918 101,803
2.50%, 7/01/2051 2,482,819 2,097,527
2.50%, 7/01/2051 489,175 416,796
3.00%, 7/01/2051 265,361 232,270
3.00%, 7/01/2051 315,758 279,292
3.00%, 7/01/2051 632,128 555,089
1.50%, 8/01/2051 129,754 99,730
1.50%, 8/01/2051 52,531 40,354
2.00%, 8/01/2051 697,658 566,288
2.00%, 8/01/2051 302,498 244,351
2.50%, 8/01/2051 108,298 92,654
3.00%, 8/01/2051 865,818 765,528
1.50%, 9/01/2051 21,893 16,815
2.00%, 9/01/2051 22,392 18,083
2.00%, 9/01/2051 21,672 17,502
2.00%, 9/01/2051 301,434 243,422
2.00%, 9/01/2051 345,778 279,151
2.50%, 9/01/2051 211,303 178,460
2.50%, 9/01/2051 171,498 145,441
2.50%, 9/01/2051 61,903 52,272
3.50%, 9/01/2051 107,175 97,927
1.50%, 10/01/2051 423,410 325,162
2.00%, 10/01/2051 532,094 429,814
2.00%, 10/01/2051 56,593 45,688
2.00%, 10/01/2051 2,927,810 2,364,087
2.00%, 10/01/2051 197,040 159,613
2.00%, 10/01/2051 432,152 350,066
2.50%, 10/01/2051 256,035 217,573
2.50%, 10/01/2051 338,050 285,373
2.00%, 11/01/2051 343,121 279,174
2.00%, 11/01/2051 387,468 312,717
2.50%, 11/01/2051 84,386 72,212
2.50%, 11/01/2051 212,197 181,491
2.00%, 12/01/2051 130,105 105,696
2.50%, 12/01/2051 381,395 322,769
2.50%, 12/01/2051 198,657 168,967
2.50%, 12/01/2051 228,333 195,236
3.00%, 12/01/2051 290,657 254,992
2.00%, 1/01/2052 298,874 241,190
2.00%, 1/01/2052 358,053 293,496
3.00%, 1/01/2052 384,113 339,728
2.00%, 2/01/2052 826,961 672,391
2.00%, 2/01/2052 4,847,869 3,912,617
2.00%, 2/01/2052 1,429,424 1,152,660
2.50%, 2/01/2052 1,301,637 1,102,184
2.50%, 2/01/2052 197,165 167,650
2.50%, 2/01/2052 258,898 220,142
2.50%, 2/01/2052 644,337 549,321
2.50%, 2/01/2052 243,665 205,453
3.00%, 2/01/2052 257,582 225,736
2.00%, 3/01/2052 360,803 291,533
2.00%, 3/01/2052 1,222,800 984,798
2.00%, 3/01/2052 23,450 18,894
3.00%, 3/01/2052 437,833 383,438
3.50%, 3/01/2052 347,324 319,100
2.00%, 4/01/2052 160,721 129,439
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.50%, 4/01/2052 4,948,601 4,179,081
2.50%, 4/01/2052 994,135 839,470
2.50%, 4/01/2052 702,368 590,705
3.00%, 4/01/2052 287,586 255,988
3.50%, 4/01/2052 87,599 80,371
2.50%, 5/01/2052 551,933 464,187
2.50%, 5/01/2052 412,218 346,684
3.00%, 5/01/2052 1,433,384 1,255,192
3.00%, 5/01/2052 316,565 278,548
3.00%, 5/01/2052 68,974 60,761
3.00%, 5/01/2052 127,932 113,627
3.50%, 5/01/2052 22,572 20,563
3.50%, 5/01/2052 479,542 436,860
3.50%, 5/01/2052 35,580 32,472
3.50%, 5/01/2052 277,346 252,617
2.50%, 6/01/2052 23,197 19,509
3.00%, 6/01/2052 169,442 149,080
3.00%, 6/01/2052 115,432 101,073
3.50%, 6/01/2052 69,989 63,887
3.50%, 6/01/2052 107,318 97,796
4.00%, 6/01/2052 285,669 269,312
4.50%, 6/01/2052 191,313 186,217
3.00%, 7/01/2052 293,701 257,143
4.00%, 7/01/2052 93,099 87,600
4.50%, 7/01/2052 504,653 487,563
3.50%, 8/01/2052 285,800 262,943
4.00%, 8/01/2052 69,186 65,099
4.50%, 8/01/2052 363,884 351,428
4.50%, 8/01/2052 182,436 176,258
5.00%, 8/01/2052 191,569 189,813
5.00%, 8/01/2052 147,326 145,679
2.50%, 9/01/2052 244,036 205,766
3.00%, 9/01/2052 112,481 98,480
4.00%, 9/01/2052 840,417 790,771
4.00%, 9/01/2052 24,115 22,692
4.50%, 9/01/2052 202,535 195,602
4.50%, 9/01/2052 546,911 528,554
4.50%, 9/01/2052 299,140 288,900
5.00%, 9/01/2052 22,716 22,493
4.00%, 10/01/2052 187,880 178,020
4.00%, 10/01/2052 458,353 433,468
4.00%, 10/01/2052 96,800 91,146
4.00%, 10/01/2052 225,051 211,757
4.50%, 10/01/2052 691,648 672,343
5.50%, 10/01/2052 45,012 45,206
3.50%, 11/01/2052 2,804,399 2,552,617
5.00%, 11/01/2052 115,361 113,914
6.00%, 11/01/2052 1,484,067 1,504,491
4.50%, 12/01/2052 143,412 138,503
4.50%, 12/01/2052 185,908 181,434
4.50%, 12/01/2052 56,497 54,611
5.00%, 12/01/2052 147,954 146,211
5.00%, 12/01/2052 23,221 23,045
5.50%, 12/01/2052 22,880 22,970
4.00%, 1/01/2053 281,737 265,094
4.50%, 1/01/2053 23,800 22,985
5.00%, 1/01/2053 141,174 139,404
5.00%, 1/01/2053 47,057 46,531
6.00%, 1/01/2053 235,125 238,361
5.00%, 2/01/2053 403,429 398,370

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
5.00%, 2/01/2053 482,968 480,519
5.50%, 2/01/2053 462,618 464,265
4.00%, 3/01/2053 71,488 67,736
4.50%, 3/01/2053 143,549 138,625
6.00%, 3/01/2053 22,237 22,543
4.00%, 4/01/2053 24,306 22,868
5.00%, 4/01/2053 881,948 870,857
5.50%, 4/01/2053 433,113 440,963
4.50%, 5/01/2053 171,872 166,098
5.00%, 5/01/2053 263,645 260,329
5.50%, 5/01/2053 478,249 479,552
6.00%, 5/01/2053 287,739 294,363
6.00%, 5/01/2053 464,365 470,741
5.50%, 6/01/2053 48,516 49,041
5.50%, 6/01/2053 400,467 401,522
6.00%, 6/01/2053 139,969 141,891
4.50%, 7/01/2053 146,525 141,499
5.00%, 7/01/2053 145,131 143,543
5.50%, 7/01/2053 419,718 420,824
4.50%, 8/01/2053 24,481 23,641
5.00%, 8/01/2053 145,658 143,827
6.00%, 8/01/2053 95,168 96,475
5.00%, 9/01/2053 1,275,287 1,259,249
5.50%, 9/01/2053 193,941 194,452
5.50%, 9/01/2053 121,838 122,631
5.50%, 9/01/2053 442,641 444,740
5.50%, 9/01/2053 292,078 297,252
6.00%, 9/01/2053 359,727 364,666
2.50%, 10/01/2053 796,572 671,852
4.50%, 10/01/2053 393,918 380,406
5.50%, 10/01/2053 394,859 400,288
6.50%, 10/01/2053 793,038 811,899
5.50%, 11/01/2053 491,672 492,967
5.50%, 11/01/2053 498,417 501,333
6.00%, 11/01/2053 244,380 247,735
6.00%, 11/01/2053 378,958 386,737
6.50%, 11/01/2053 246,164 255,352
4.50%, 12/01/2053 24,775 23,925
5.00%, 12/01/2053 124,256 122,694
5.50%, 1/01/2054 1,497,370 1,501,315
6.00%, 1/01/2054 994,751 1,008,409
6.50%, 2/01/2054 150,000 153,516
Federal Home Loan Mortgage Corporation Mutifamily
Structured Pass-Through Ctfs.
Series 2015-KS03, Class A4, 3.16%,
5/25/2025
(d)
35,000 34,340
Series 2015-K051, Class A2, 3.31%,
9/25/2025
(d)
200,000 195,279
Series 2016-K052, Class A2, 3.15%,
11/25/2025
(d)
175,000 170,401
Series 2019-K734, Class A2, 3.21%,
2/25/2026
(d)
325,000 316,500
Series 2016-K055, Class A2, 2.67%,
3/25/2026
(d)
425,000 408,766
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 47,544
Series 2016-K057, Class A2, 2.57%,
7/25/2026
(d)
125,000 119,585
Series 2016-K058, Class AM, 2.72%,
8/25/2026
(d)
90,000 85,962
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal Home Loan Mortgage Corporation Mutifamily
Structured Pass-Through Ctfs. (continued)
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 19,324
Series 2017-K069, Class A2, 3.19%,
9/25/2027
(d)
150,000 144,006
Series 2018-K072, Class A1, 3.25%,
11/25/2027
(d)
73,944 72,011
Series 2018-K072, Class A2, 3.44%,
12/25/2027
(d)
160,000 154,567
Series 2018-K077, Class A1, 3.70%,
3/25/2028
(d)
21,908 21,516
Series 2021-K743, Class A2, 1.77%,
5/25/2028
(d)
75,000 67,396
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 48,925
Series 2018-K081, Class AM, 3.90%,
8/25/2028
(d)
50,000 48,821
Series 2022-K747, Class AM, 1.75%,
12/25/2028
(d)
1,000,000 881,680
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
130,000 126,515
Series 2019-K089, Class AM, 3.63%,
1/25/2029
(d)
1,060,000 1,021,881
Series 2020-K110, Class A1, 1.02%,
9/25/2029
(d)
200,438 176,604
Series 2019-K099, Class A2, 2.60%,
9/25/2029
(d)
40,000 36,434
Series 2020-K106, Class A1, 1.78%,
10/25/2029
(d)
35,106 32,143
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 9,056
Series 2020-K105, Class A2, 1.87%,
1/25/2030
(d)
90,000 78,140
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
34,793 32,814
Series 2020-K116, Class A2, 1.38%,
7/25/2030
(d)
120,000 99,670
Series 2020-K117, Class A2, 1.41%,
8/25/2030
(d)
130,000 107,910
Series 2020-K118, Class A2, 1.49%,
9/25/2030
(d)
280,000 233,306
Series 2020-K121, Class A2, 1.55%,
10/25/2030
(d)
140,000 116,633
Series 2021-K123, Class A2, 1.62%,
12/25/2030
(d)
200,000 167,075
Series 2021-K124, Class A2, 1.66%,
12/25/2030
(d)
1,300,000 1,086,429
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 42,975
Series 2019-1510, Class A2, 3.72%,
1/25/2031
(d)
145,000 137,738
Series 2021-K135, Class A2, 2.15%,
10/25/2031
(d)
200,000 170,070
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 45,591
Series 2021-K136, Class A2, 2.13%,
11/25/2031
(d)
120,000 101,586
Series 2022-K137, Class A2, 2.35%,
11/25/2031
(d)
400,000 343,941
Series 2022-K142, Class A2, 2.40%,
3/25/2032
(d)
30,000 25,775
Series 2018-K154, Class A3, 3.46%,
11/25/2032
(d)
1,100,000 1,017,986

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal Home Loan Mortgage Corporation Mutifamily
Structured Pass-Through Ctfs. (continued)
Series 2023-155, Class AM, 4.25%,
4/25/2033
(d)
250,000 243,376
Series 2018-K157, Class A2, 3.99%,
5/25/2033
(d)
260,000 252,444
Series 2023-157, Class A2, 4.20%,
5/25/2033
(d)
100,000 97,514
Series 2023-159, Class A2, 4.50%,
7/25/2033
(d)
250,000 249,321
Series 2023-161, Class A2, 4.90%,
10/25/2033 1,000,000 1,027,136
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 16,785
Series 2020-1515, Class A2, 1.94%,
2/25/2035
(d)
900,000 694,080
Federal National Mortgage Association
1.63%, 1/07/2025
(d)
340,000 330,421
0.63%, 4/22/2025
(d)
230,000 219,273
0.38%, 8/25/2025
(d)
30,000 28,185
0.50%, 11/07/2025
(d)
358,000 334,845
0.56%, 11/17/2025
(d)
450,000 420,432
0.64%, 12/30/2025
(d)
200,000 186,062
1.88%, 9/24/2026
(d)
755,000 714,054
3.00%, 11/01/2026
(d)
11,420 11,100
3.00%, 12/01/2026
(d)
6,774 6,576
3.00%, 12/01/2026
(d)
23,867 23,181
3.00%, 12/01/2026
(d)
6,350 6,173
3.00%, 6/01/2027
(d)
6,956 6,766
0.75%, 10/08/2027
(d)
600,000 534,282
3.00%, 2/01/2028
(d)
11,079 10,764
2.50%, 6/01/2028
(d)
26,000 24,970
3.00%, 9/01/2028
(d)
50,185 48,542
7.13%, 1/15/2030
(d)
50,000 58,176
7.25%, 5/15/2030
(d)
375,000 441,318
3.00%, 7/01/2030
(d)
33,263 32,152
2.00%, 8/01/2030
(d)
34,817 32,573
3.50%, 8/01/2030
(d)
9,032 8,853
0.88%, 8/05/2030
(d)
1,565,000 1,281,464
2.00%, 10/01/2030
(d)
7,936 7,443
2.50%, 3/01/2031
(d)
37,262 35,683
3.50%, 4/01/2031
(d)
29,477 28,579
3.00%, 8/01/2031
(d)
14,485 13,809
2.50%, 10/01/2031
(d)
78,109 74,448
2.00%, 11/01/2031
(d)
24,111 22,360
2.50%, 11/01/2031
(d)
279,016 263,188
3.50%, 11/01/2031
(d)
10,898 10,627
2.50%, 1/01/2032
(d)
57,501 54,111
2.50%, 1/01/2032
(d)
10,256 9,710
3.00%, 1/01/2032
(d)
147,800 140,924
3.50%, 1/01/2032
(d)
12,255 11,833
3.00%, 2/01/2032
(d)
14,316 13,665
3.50%, 4/01/2032
(d)
12,896 12,484
2.50%, 5/01/2032
(d)
78,858 74,627
3.00%, 8/01/2032
(d)
59,997 57,021
3.50%, 8/01/2032
(d)
55,080 53,339
3.00%, 9/01/2032
(d)
21,784 20,685
2.50%, 1/01/2033
(d)
17,285 16,469
3.00%, 2/01/2033
(d)
100,902 95,882
3.00%, 2/01/2033
(d)
31,799 30,171
3.50%, 5/01/2033
(d)
21,272 20,505
3.50%, 10/01/2033
(d)
25,328 24,244
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal National Mortgage Association (continued)
4.00%, 4/01/2034
(d)
7,880 7,730
2.50%, 8/01/2034
(d)
40,020 37,139
2.50%, 9/01/2034
(d)
636,266 590,462
3.50%, 9/01/2034
(d)
18,842 17,981
4.00%, 10/01/2034
(d)
43,846 42,597
2.50%, 1/01/2035
(d)
127,739 118,543
3.00%, 1/01/2035
(d)
109,896 104,231
2.50%, 2/01/2035
(d)
125,575 116,959
3.00%, 2/01/2035
(d)
6,425 6,094
2.50%, 3/01/2035
(d)
152,166 141,863
3.50%, 3/01/2035
(d)
7,517 7,240
4.00%, 3/01/2035
(d)
27,526 26,955
2.00%, 6/01/2035
(d)
1,132,443 1,020,224
2.00%, 7/01/2035
(d)
1,180,769 1,063,442
2.00%, 7/01/2035
(d)
193,068 173,884
2.50%, 7/01/2035
(d)
21,013 19,471
2.50%, 7/01/2035
(d)
92,640 85,975
3.00%, 7/01/2035
(d)
494,179 468,707
3.50%, 7/01/2035
(d)
482,493 464,257
2.00%, 9/01/2035
(d)
85,992 77,401
2.50%, 9/01/2035
(d)
40,279 37,362
2.50%, 9/01/2035
(d)
80,189 74,305
3.00%, 9/01/2035
(d)
20,160 19,112
1.50%, 10/01/2035
(d)
227,393 199,179
2.00%, 10/01/2035
(d)
251,112 226,439
2.00%, 10/01/2035
(d)
13,801 12,446
2.00%, 10/01/2035
(d)
30,563 27,502
2.00%, 10/01/2035
(d)
169,487 152,876
5.50%, 10/01/2035
(d)
11,439 11,827
1.50%, 11/01/2035
(d)
14,804 12,967
2.00%, 11/01/2035
(d)
137,960 124,180
2.50%, 11/01/2035
(d)
35,489 32,885
1.50%, 12/01/2035
(d)
94,522 82,794
2.00%, 12/01/2035
(d)
87,096 78,313
2.00%, 12/01/2035
(d)
28,191 25,407
2.50%, 1/01/2036
(d)
65,598 60,782
3.00%, 1/01/2036
(d)
35,381 33,543
2.00%, 2/01/2036
(d)
67,325 60,508
2.50%, 2/01/2036
(d)
173,176 160,902
2.00%, 3/01/2036
(d)
127,665 114,807
2.50%, 3/01/2036
(d)
173,334 160,416
1.50%, 4/01/2036
(d)
18,151 15,970
1.50%, 4/01/2036
(d)
1,741,563 1,525,474
2.00%, 4/01/2036
(d)
471,615 426,800
2.50%, 4/01/2036
(d)
13,558 12,995
3.00%, 4/01/2036
(d)
60,844 56,628
1.50%, 5/01/2036
(d)
35,769 31,553
1.50%, 5/01/2036
(d)
181,677 158,544
2.00%, 5/01/2036
(d)
308,861 279,040
2.00%, 5/01/2036
(d)
64,344 57,965
1.50%, 6/01/2036
(d)
121,923 106,795
2.00%, 6/01/2036
(d)
215,901 194,208
2.00%, 6/01/2036
(d)
299,346 269,268
1.50%, 7/01/2036
(d)
90,313 79,654
2.00%, 7/01/2036
(d)
77,368 69,552
2.50%, 7/01/2036
(d)
1,481,517 1,372,801
2.00%, 8/01/2036
(d)
33,386 30,013
1.50%, 9/01/2036
(d)
26,782 23,372
1.50%, 9/01/2036
(d)
1,856,025 1,619,700
1.50%, 9/01/2036
(d)
253,581 221,293

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal National Mortgage Association (continued)
2.00%, 9/01/2036
(d)
183,021 164,747
2.00%, 9/01/2036
(d)
394,122 355,437
2.50%, 9/01/2036
(d)
76,121 70,225
1.50%, 10/01/2036
(d)
39,784 34,718
1.50%, 10/01/2036
(d)
39,900 35,189
1.50%, 10/01/2036
(d)
480,817 425,313
2.00%, 10/01/2036
(d)
962,803 865,542
1.50%, 11/01/2036
(d)
60,402 52,712
2.00%, 11/01/2036
(d)
217,719 195,549
2.00%, 11/01/2036
(d)
43,452 39,051
2.00%, 11/01/2036
(d)
485,079 436,602
1.50%, 12/01/2036
(d)
81,190 70,852
2.00%, 12/01/2036
(d)
118,992 106,843
2.00%, 12/01/2036
(d)
78,716 70,798
3.50%, 12/01/2036
(d)
49,733 47,586
2.00%, 1/01/2037
(d)
1,279,214 1,148,262
2.50%, 1/01/2037
(d)
223,429 206,174
3.50%, 1/01/2037
(d)
14,606 13,891
1.50%, 2/01/2037
(d)
494,756 437,273
2.00%, 2/01/2037
(d)
342,503 307,349
2.50%, 2/01/2037
(d)
14,428 13,100
2.50%, 2/01/2037
(d)
46,794 43,180
2.00%, 3/01/2037
(d)
1,276,143 1,147,616
2.00%, 3/01/2037
(d)
284,393 256,285
2.00%, 3/01/2037
(d)
961,313 864,723
2.50%, 3/01/2037
(d)
100,613 92,764
1.50%, 4/01/2037
(d)
42,529 37,091
2.00%, 4/01/2037
(d)
20,854 18,701
2.00%, 4/01/2037
(d)
705,530 632,696
2.50%, 4/01/2037
(d)
64,188 58,212
1.50%, 5/01/2037
(d)
474,689 413,991
2.50%, 5/01/2037
(d)
43,274 39,957
3.00%, 5/01/2037
(d)
80,830 76,132
3.50%, 5/01/2037
(d)
91,227 88,336
2.50%, 6/01/2037
(d)
1,799,569 1,657,767
3.00%, 6/01/2037
(d)
41,450 39,041
3.50%, 6/01/2037
(d)
19,777 19,021
2.50%, 7/01/2037
(d)
148,763 137,041
5.63%, 7/15/2037
(d)
225,000 255,438
1.50%, 8/01/2037
(d)
227,812 198,805
1.50%, 8/01/2037
(d)
143,428 125,166
2.00%, 8/01/2037
(d)
46,514 41,712
3.50%, 9/01/2037
(d)
41,365 39,785
3.00%, 10/01/2037
(d)
1,127,423 1,061,895
3.50%, 11/01/2037
(d)
78,046 74,020
4.00%, 11/01/2037
(d)
63,331 61,989
4.50%, 11/01/2037
(d)
246,735 244,848
3.00%, 12/01/2037
(d)
38,323 35,507
2.50%, 3/01/2038
(d)
16,610 15,076
4.00%, 3/01/2038
(d)
142,588 139,660
3.00%, 4/01/2038
(d)
47,296 44,547
3.00%, 5/01/2038
(d)
29,293 27,229
3.50%, 6/01/2038
(d)
93,549 89,976
6.00%, 6/01/2038
(d)
128,231 130,681
3.50%, 11/01/2038
(d)
363,759 349,865
5.50%, 11/01/2038
(d)
147,762 150,746
1.50%, 2/15/2039
(d)(e)
1,175,000 1,024,869
2.00%, 2/15/2039
(d)(e)
500,000 448,252
2.50%, 2/15/2039
(d)(e)
25,000 23,030
3.00%, 2/15/2039
(d)(e)
350,000 329,683
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal National Mortgage Association (continued)
4.00%, 2/15/2039
(d)(e)
150,000 146,733
4.50%, 2/15/2039
(d)(e)
75,000 74,405
5.00%, 2/15/2039
(d)(e)
175,000 175,536
5.50%, 2/15/2039
(d)(e)
100,000 101,073
3.50%, 6/01/2039
(d)
57,743 53,957
4.50%, 6/01/2039
(d)
18,432 18,321
4.00%, 11/01/2039
(d)
12,340 11,998
4.50%, 2/01/2040
(d)
20,861 20,735
6.00%, 4/01/2040
(d)
27,850 29,299
2.50%, 5/01/2040
(d)
8,175 7,261
2.00%, 8/01/2040
(d)
60,752 52,006
2.50%, 8/01/2040
(d)
91,954 81,594
2.50%, 8/01/2040
(d)
36,633 32,513
2.00%, 9/01/2040
(d)
53,710 46,195
4.00%, 10/01/2040
(d)
136,900 132,789
2.00%, 11/01/2040
(d)
157,472 134,628
2.00%, 1/01/2041
(d)
134,078 114,680
3.00%, 1/01/2041
(d)
736,374 682,267
4.50%, 2/01/2041
(d)
23,768 23,601
2.00%, 4/01/2041
(d)
77,301 65,820
4.50%, 4/01/2041
(d)
130,446 129,679
1.50%, 5/01/2041
(d)
65,004 53,401
2.00%, 5/01/2041
(d)
2,699,443 2,296,348
2.50%, 5/01/2041
(d)
38,899 34,326
1.50%, 6/01/2041
(d)
20,327 16,692
1.50%, 7/01/2041
(d)
61,545 50,521
2.00%, 7/01/2041
(d)
363,448 309,012
5.50%, 7/01/2041
(d)
13,363 13,794
2.00%, 8/01/2041
(d)
120,375 102,319
1.50%, 9/01/2041
(d)
42,324 34,675
2.50%, 10/01/2041
(d)
80,450 70,797
1.50%, 11/01/2041
(d)
64,726 52,990
1.50%, 11/01/2041
(d)
1,555,593 1,273,523
2.50%, 11/01/2041
(d)
162,154 142,662
2.00%, 12/01/2041
(d)
91,591 77,770
3.50%, 12/01/2041
(d)
19,874 18,691
1.50%, 1/01/2042
(d)
237,774 195,249
2.00%, 1/01/2042
(d)
1,605,665 1,363,009
2.00%, 2/01/2042
(d)
22,372 19,019
2.50%, 4/01/2042
(d)
65,925 57,668
3.00%, 4/01/2042
(d)
13,057 11,825
3.50%, 4/01/2042
(d)
51,922 48,800
5.00%, 4/01/2042
(d)
37,206 37,700
2.50%, 5/01/2042
(d)
242,106 212,062
3.00%, 5/01/2042
(d)
44,736 41,543
3.00%, 5/01/2042
(d)
279,823 251,809
4.50%, 5/01/2042
(d)
53,724 53,347
3.50%, 6/01/2042
(d)
16,247 15,270
3.00%, 7/01/2042
(d)
44,678 40,246
3.50%, 7/01/2042
(d)
45,280 42,295
4.00%, 7/01/2042
(d)
23,984 23,363
2.00%, 8/01/2042
(d)
120,317 102,281
3.50%, 8/01/2042
(d)
216,748 203,825
2.50%, 9/01/2042
(d)
22,798 19,969
4.50%, 9/01/2042
(d)
21,049 20,612
2.50%, 10/01/2042
(d)
55,324 48,402
4.00%, 10/01/2042
(d)
22,360 21,463
3.50%, 12/01/2042
(d)
32,513 30,369
3.00%, 4/01/2043
(d)
25,823 23,343
3.00%, 4/01/2043
(d)
149,124 134,803

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal National Mortgage Association (continued)
3.50%, 6/01/2043
(d)
96,656 90,893
4.00%, 6/01/2043
(d)
247,817 238,107
4.00%, 10/01/2043
(d)
190,690 184,537
5.50%, 1/01/2044
(d)
73,822 74,630
5.50%, 5/01/2044
(d)
107,095 110,734
4.00%, 9/01/2044
(d)
25,088 24,126
3.00%, 10/01/2044
(d)
117,121 105,873
4.00%, 11/01/2044
(d)
24,083 23,312
4.00%, 1/01/2045
(d)
81,030 78,387
4.00%, 2/01/2045
(d)
54,656 52,967
3.00%, 4/01/2045
(d)
46,432 41,973
3.50%, 4/01/2045
(d)
13,773 12,865
3.50%, 5/01/2045
(d)
18,042 16,787
3.50%, 6/01/2045
(d)
251,846 235,981
3.50%, 8/01/2045
(d)
84,551 78,586
4.00%, 8/01/2045 688,153 666,103
3.50%, 11/01/2045
(d)
23,942 22,253
3.50%, 11/01/2045
(d)
499,703 470,423
3.50%, 12/01/2045
(d)
173,795 161,536
3.50%, 12/01/2045
(d)
1,123,020 1,043,802
3.50%, 1/01/2046
(d)
118,425 110,071
4.00%, 1/01/2046
(d)
52,001 49,968
4.00%, 1/01/2046
(d)
223,401 214,665
3.50%, 2/01/2046
(d)
93,754 87,478
3.50%, 2/01/2046
(d)
40,882 38,132
4.50%, 6/01/2046
(d)
28,260 28,167
3.00%, 9/01/2046
(d)
65,361 58,553
3.50%, 9/01/2046
(d)
80,622 74,935
4.50%, 9/01/2046
(d)
93,270 92,613
3.00%, 10/01/2046
(d)
71,387 63,916
3.00%, 10/01/2046
(d)
165,992 148,621
3.00%, 11/01/2046
(d)
370,943 332,122
3.00%, 11/01/2046
(d)
126,596 113,348
3.00%, 11/01/2046
(d)
851,714 762,579
3.00%, 11/01/2046
(d)
48,993 43,870
4.00%, 11/01/2046
(d)
15,236 14,600
3.50%, 1/01/2047
(d)
423,758 398,773
3.00%, 2/01/2047
(d)
195,114 176,381
3.50%, 2/01/2047
(d)
53,124 49,278
4.00%, 2/01/2047
(d)
11,444 10,996
3.00%, 3/01/2047
(d)
480,370 430,098
4.00%, 3/01/2047
(d)
590,245 571,328
3.50%, 4/01/2047
(d)
17,082 15,973
4.00%, 5/01/2047
(d)
38,440 37,052
4.50%, 5/01/2047
(d)
49,656 49,022
4.00%, 6/01/2047
(d)
296,506 284,123
3.50%, 7/01/2047
(d)
147,964 138,894
3.00%, 8/01/2047
(d)
75,392 67,508
3.50%, 8/01/2047
(d)
68,792 63,625
3.50%, 9/01/2047
(d)
218,087 201,532
3.50%, 10/01/2047
(d)
107,893 100,890
3.50%, 10/01/2047
(d)
200,541 187,293
3.50%, 10/01/2047
(d)
300,866 278,267
4.00%, 10/01/2047
(d)
59,584 57,035
3.50%, 11/01/2047
(d)
228,613 211,441
3.50%, 12/01/2047
(d)
173,465 160,435
3.50%, 12/01/2047
(d)
48,735 45,379
3.00%, 1/01/2048
(d)
96,425 86,282
3.50%, 1/01/2048
(d)
77,681 71,846
4.00%, 1/01/2048
(d)
90,575 86,701
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal National Mortgage Association (continued)
3.50%, 2/01/2048
(d)
469,255 434,008
3.50%, 2/01/2048
(d)
39,826 36,992
4.00%, 2/01/2048
(d)
64,551 61,790
3.50%, 3/01/2048
(d)
176,744 163,393
3.00%, 4/01/2048
(d)
166,366 150,388
3.50%, 4/01/2048
(d)
130,287 121,235
4.50%, 4/01/2048
(d)
10,245 10,093
3.50%, 5/01/2048
(d)
346,660 320,474
4.00%, 6/01/2048
(d)
823,401 796,547
4.50%, 8/01/2048
(d)
24,762 24,395
4.50%, 8/01/2048
(d)
133,627 131,456
3.00%, 9/01/2048
(d)
389,785 349,024
3.50%, 10/01/2048
(d)
145,055 134,160
4.50%, 10/01/2048
(d)
22,822 22,393
3.00%, 11/01/2048
(d)
134,793 120,686
4.00%, 11/01/2048
(d)
58,662 56,153
4.00%, 11/01/2048
(d)
26,245 25,039
3.00%, 2/01/2049
(d)
4,763,413 4,264,904
4.00%, 2/01/2049
(d)
16,902 16,125
4.00%, 3/01/2049
(d)
117,639 112,233
3.50%, 4/01/2049
(d)
39,462 36,397
3.50%, 4/01/2049
(d)
478,590 441,788
4.50%, 4/01/2049
(d)
45,390 44,780
4.00%, 5/01/2049
(d)
49,952 47,944
4.50%, 5/01/2049
(d)
17,359 17,125
4.50%, 5/01/2049
(d)
7,290 7,163
3.50%, 6/01/2049
(d)
102,577 94,384
4.00%, 6/01/2049
(d)
525,432 502,955
4.00%, 6/01/2049
(d)
138,262 132,348
4.00%, 6/01/2049
(d)
2,982,533 2,854,948
4.00%, 6/01/2049
(d)
55,088 52,732
3.50%, 7/01/2049
(d)
39,818 36,638
4.00%, 7/01/2049
(d)
10,145 9,677
5.00%, 7/01/2049
(d)
8,879 8,927
3.50%, 8/01/2049
(d)
111,484 101,942
3.50%, 8/01/2049
(d)
193,780 178,729
3.50%, 8/01/2049
(d)
3,754,991 3,472,938
4.50%, 8/01/2049
(d)
81,482 80,069
3.00%, 9/01/2049
(d)
461,990 409,722
3.00%, 9/01/2049
(d)
34,179 30,024
3.50%, 9/01/2049
(d)
65,893 60,775
3.50%, 9/01/2049
(d)
35,255 32,439
4.00%, 9/01/2049
(d)
133,783 127,608
4.00%, 9/01/2049
(d)
82,621 79,767
4.00%, 9/01/2049
(d)
987,470 947,822
4.50%, 9/01/2049
(d)
12,909 12,745
5.00%, 9/01/2049
(d)
174,066 176,751
5.00%, 9/01/2049
(d)
57,344 57,728
3.00%, 10/01/2049
(d)
101,730 90,436
2.50%, 11/01/2049
(d)
202,953 172,968
3.00%, 11/01/2049
(d)
98,124 87,306
3.00%, 11/01/2049
(d)
128,112 113,613
3.50%, 11/01/2049
(d)
236,910 217,987
4.50%, 11/01/2049
(d)
6,281 6,152
5.00%, 11/01/2049
(d)
151,956 152,457
3.00%, 12/01/2049
(d)
60,815 54,110
3.50%, 12/01/2049
(d)
51,132 47,049
2.50%, 1/01/2050
(d)
1,734,847 1,478,530
3.50%, 1/01/2050
(d)
37,499 34,587
3.50%, 1/01/2050
(d)
406,666 376,120

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal National Mortgage Association (continued)
3.00%, 2/01/2050
(d)
418,885 372,680
3.00%, 2/01/2050
(d)
49,639 44,163
3.00%, 2/01/2050
(d)
80,727 71,826
3.00%, 3/01/2050
(d)
51,631 45,807
4.00%, 3/01/2050
(d)
307,641 293,503
4.50%, 3/01/2050
(d)
59,973 59,001
5.00%, 3/01/2050
(d)
87,498 87,775
2.50%, 4/01/2050
(d)
48,674 41,583
3.00%, 4/01/2050
(d)
50,763 44,976
3.00%, 4/01/2050
(d)
971,199 864,119
3.50%, 4/01/2050
(d)
226,521 209,677
4.00%, 4/01/2050
(d)
29,404 28,046
2.50%, 5/01/2050
(d)
475,494 407,501
2.50%, 5/01/2050
(d)
217,807 186,334
3.50%, 5/01/2050
(d)
160,836 149,000
3.50%, 5/01/2050
(d)
13,502 12,418
2.50%, 6/01/2050
(d)
165,268 141,345
4.00%, 6/01/2050
(d)
36,280 34,433
4.00%, 6/01/2050
(d)
19,604 18,797
5.00%, 6/01/2050
(d)
1,688,475 1,693,628
2.50%, 7/01/2050
(d)
80,962 69,106
3.00%, 7/01/2050
(d)
51,362 45,652
3.00%, 7/01/2050
(d)
26,856 23,773
3.00%, 7/01/2050
(d)
118,108 104,540
3.00%, 7/01/2050
(d)
56,097 49,861
3.00%, 7/01/2050
(d)
4,410,749 3,942,334
3.50%, 7/01/2050
(d)
455,587 424,197
3.50%, 7/01/2050
(d)
22,122 20,334
4.00%, 7/01/2050
(d)
150,282 142,647
2.50%, 8/01/2050
(d)
155,639 132,559
2.50%, 8/01/2050
(d)
616,757 518,615
2.50%, 8/01/2050
(d)
74,683 63,649
4.00%, 8/01/2050
(d)
206,776 198,141
4.00%, 8/01/2050
(d)
456,197 437,862
2.00%, 9/01/2050
(d)
301,837 245,094
2.00%, 9/01/2050
(d)
36,992 30,026
2.00%, 9/01/2050
(d)
28,963 23,597
2.00%, 9/01/2050
(d)
713,708 581,144
2.00%, 9/01/2050
(d)
375,150 306,526
2.00%, 9/01/2050
(d)
374,328 306,489
2.00%, 9/01/2050
(d)
44,419 36,055
2.00%, 9/01/2050
(d)
29,499 24,296
2.50%, 9/01/2050
(d)
66,328 56,492
2.50%, 9/01/2050
(d)
681,121 585,170
3.00%, 9/01/2050
(d)
730,942 646,482
3.00%, 9/01/2050
(d)
38,188 33,868
3.00%, 9/01/2050
(d)
174,994 154,868
4.50%, 9/01/2050
(d)
178,720 175,359
2.00%, 10/01/2050
(d)
228,680 187,095
2.00%, 10/01/2050
(d)
28,772 23,442
2.00%, 10/01/2050
(d)
72,683 59,371
3.00%, 10/01/2050
(d)
79,465 70,471
1.50%, 11/01/2050
(d)
1,707,923 1,314,810
2.00%, 11/01/2050 724,358 587,735
2.00%, 11/01/2050
(d)
1,935,325 1,581,304
2.00%, 11/01/2050
(d)
451,162 363,379
2.00%, 11/01/2050
(d)
131,597 107,845
2.00%, 11/01/2050
(d)
1,071,378 862,920
2.50%, 11/01/2050
(d)
196,320 167,757
3.50%, 11/01/2050
(d)
194,390 178,796
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal National Mortgage Association (continued)
1.50%, 12/01/2050
(d)
109,642 84,385
1.50%, 12/01/2050
(d)
78,940 60,763
2.00%, 12/01/2050
(d)
239,145 194,114
2.00%, 12/01/2050
(d)
701,032 567,759
2.00%, 12/01/2050
(d)
113,817 93,119
2.00%, 12/01/2050
(d)
254,304 206,260
2.00%, 12/01/2050
(d)
432,548 350,865
2.00%, 12/01/2050
(d)
150,610 122,567
2.00%, 12/01/2050
(d)
57,484 46,624
2.00%, 12/01/2050
(d)
527,282 430,388
2.50%, 12/01/2050
(d)
872,951 735,404
2.50%, 12/01/2050
(d)
241,120 205,020
3.00%, 12/01/2050
(d)
105,557 93,611
3.00%, 12/01/2050
(d)
762,254 673,466
1.50%, 1/01/2051
(d)
1,709,533 1,315,391
2.00%, 1/01/2051
(d)
154,825 126,574
2.00%, 1/01/2051
(d)
4,666,985 3,783,834
2.00%, 1/01/2051
(d)
1,225,315 1,008,038
2.00%, 1/01/2051
(d)
461,020 373,817
2.00%, 1/01/2051
(d)
708,715 574,659
2.00%, 1/01/2051
(d)
179,401 145,453
3.00%, 1/01/2051
(d)
53,434 47,193
1.50%, 2/01/2051
(d)
1,887,878 1,453,791
1.50%, 2/01/2051
(d)
78,878 60,776
2.00%, 2/01/2051
(d)
216,711 176,800
2.00%, 2/01/2051
(d)
1,322,319 1,071,681
2.50%, 2/01/2051
(d)
408,428 345,638
2.50%, 2/01/2051
(d)
845,062 721,308
2.50%, 2/01/2051
(d)
17,253 14,687
2.50%, 2/01/2051
(d)
133,548 113,487
2.50%, 2/01/2051
(d)
214,679 183,028
1.50%, 3/01/2051
(d)
60,780 47,099
2.00%, 3/01/2051
(d)
249,021 200,766
2.00%, 3/01/2051
(d)
859,408 695,212
4.00%, 3/01/2051
(d)
3,125,810 2,992,095
2.00%, 4/01/2051
(d)
562,332 454,764
2.00%, 4/01/2051
(d)
164,046 132,691
2.00%, 4/01/2051
(d)
44,295 35,674
2.00%, 4/01/2051
(d)
88,061 71,195
2.00%, 4/01/2051
(d)
120,061 97,456
2.50%, 4/01/2051
(d)
157,593 132,744
2.50%, 4/01/2051
(d)
2,955,191 2,499,099
3.00%, 4/01/2051
(d)
919,112 817,210
2.00%, 5/01/2051
(d)
217,930 175,516
2.00%, 5/01/2051
(d)
1,869,809 1,512,134
2.00%, 5/01/2051
(d)
307,363 248,496
2.50%, 5/01/2051
(d)
641,359 542,773
2.50%, 5/01/2051
(d)
170,174 143,095
2.50%, 5/01/2051
(d)
4,638,420 3,927,635
2.50%, 5/01/2051
(d)
446,494 377,473
3.00%, 5/01/2051
(d)
103,432 91,280
3.00%, 5/01/2051
(d)
858,344 752,225
1.50%, 6/01/2051
(d)
169,077 130,983
1.50%, 6/01/2051
(d)
64,326 49,428
2.50%, 6/01/2051
(d)
116,247 99,551
3.00%, 6/01/2051
(d)
219,835 192,421
3.00%, 6/01/2051
(d)
139,141 122,751
2.00%, 7/01/2051
(d)
316,010 255,340
2.00%, 7/01/2051
(d)
115,401 93,670
2.00%, 7/01/2051
(d)
175,767 142,104

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal National Mortgage Association (continued)
2.00%, 7/01/2051
(d)
251,804 205,558
2.00%, 7/01/2051
(d)
281,679 227,726
2.00%, 7/01/2051
(d)
1,714,064 1,391,302
2.50%, 7/01/2051
(d)
1,493,296 1,255,658
2.50%, 7/01/2051
(d)
253,969 215,445
2.50%, 7/01/2051
(d)
80,027 68,065
2.50%, 7/01/2051
(d)
544,202 463,681
3.50%, 7/01/2051
(d)
879,798 813,712
1.50%, 8/01/2051
(d)
88,446 67,942
2.00%, 8/01/2051
(d)
235,839 191,097
2.00%, 8/01/2051
(d)
601,795 485,977
2.00%, 8/01/2051
(d)
21,652 17,490
2.50%, 8/01/2051
(d)
280,158 236,642
2.50%, 8/01/2051
(d)
368,342 315,406
2.50%, 8/01/2051
(d)
411,238 349,139
2.50%, 8/01/2051
(d)
136,033 114,385
2.50%, 8/01/2051
(d)
471,768 402,081
2.50%, 8/01/2051
(d)
458,996 389,372
2.00%, 9/01/2051
(d)
3,827,297 3,101,855
2.00%, 9/01/2051
(d)
527,498 426,215
2.00%, 9/01/2051
(d)
542,297 437,803
2.00%, 9/01/2051
(d)
344,198 277,210
2.50%, 9/01/2051
(d)
388,061 327,688
2.50%, 9/01/2051
(d)
83,758 71,064
2.50%, 9/01/2051
(d)
277,998 233,774
1.50%, 10/01/2051
(d)
866,954 665,786
2.00%, 10/01/2051
(d)
175,441 141,714
2.00%, 10/01/2051
(d)
1,120,222 913,438
2.00%, 10/01/2051
(d)
193,334 157,392
2.00%, 10/01/2051
(d)
169,042 137,656
2.00%, 10/01/2051
(d)
108,982 88,722
2.00%, 10/01/2051
(d)
3,739,740 3,019,139
2.50%, 10/01/2051
(d)
433,827 367,806
2.50%, 10/01/2051
(d)
1,119,331 944,911
2.00%, 11/01/2051
(d)
5,883,901 4,770,469
2.50%, 11/01/2051
(d)
5,770,270 4,869,682
2.50%, 11/01/2051
(d)
416,354 356,622
2.50%, 11/01/2051
(d)
266,583 228,295
2.50%, 11/01/2051
(d)
267,497 225,981
3.00%, 11/01/2051
(d)
105,326 92,490
2.00%, 12/01/2051
(d)
131,489 106,983
2.00%, 12/01/2051
(d)
219,717 179,056
2.50%, 12/01/2051
(d)
258,291 217,915
2.50%, 12/01/2051
(d)
524,499 444,776
2.50%, 12/01/2051
(d)
1,007,369 858,820
2.50%, 12/01/2051
(d)
85,047 72,142
2.50%, 12/01/2051
(d)
1,073,027 909,604
3.00%, 12/01/2051
(d)
3,400,953 2,996,134
3.00%, 12/01/2051
(d)
41,965 37,155
3.00%, 12/01/2051
(d)
162,414 142,360
3.50%, 12/01/2051
(d)
384,044 355,901
3.50%, 12/01/2051
(d)
244,138 225,200
2.00%, 1/01/2052
(d)
1,401,470 1,130,445
2.50%, 1/01/2052
(d)
143,765 120,887
2.50%, 1/01/2052
(d)
148,039 125,914
2.50%, 1/01/2052
(d)
436,226 369,924
2.50%, 1/01/2052
(d)
236,395 202,192
2.50%, 1/01/2052
(d)
416,795 356,459
2.50%, 1/01/2052
(d)
143,843 121,089
3.50%, 1/01/2052
(d)
70,159 65,050
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal National Mortgage Association (continued)
2.00%, 2/01/2052
(d)
431,090 348,527
2.00%, 2/01/2052
(d)
3,860,514 3,114,843
2.00%, 2/01/2052
(d)
243,666 198,460
2.00%, 2/01/2052
(d)
274,650 221,596
2.00%, 2/01/2052
(d)
2,976,473 2,401,931
2.50%, 2/01/2052
(d)
87,508 74,561
2.50%, 2/01/2052
(d)
265,711 224,042
2.50%, 2/01/2052
(d)
3,547,235 2,992,724
2.50%, 2/01/2052
(d)
694,297 589,825
2.50%, 2/01/2052
(d)
85,332 72,341
2.50%, 2/01/2052
(d)
100,198 85,599
3.00%, 2/01/2052
(d)
270,477 238,476
2.00%, 3/01/2052
(d)
396,639 325,630
2.50%, 3/01/2052
(d)
579,607 489,577
2.50%, 3/01/2052
(d)
154,749 130,990
2.50%, 3/01/2052
(d)
92,159 77,570
3.00%, 3/01/2052
(d)
49,035 43,029
3.00%, 3/01/2052
(d)
622,421 545,470
3.00%, 3/01/2052
(d)
176,449 155,583
3.00%, 3/01/2052
(d)
266,587 235,059
3.00%, 3/01/2052
(d)
90,729 79,588
3.50%, 3/01/2052
(d)
42,702 38,865
3.50%, 3/01/2052
(d)
176,342 160,695
1.50%, 4/01/2052
(d)
549,948 422,458
2.00%, 4/01/2052
(d)
115,227 92,799
2.00%, 4/01/2052
(d)
641,265 522,594
2.00%, 4/01/2052
(d)
4,098,916 3,311,971
2.50%, 4/01/2052
(d)
661,198 556,426
3.00%, 4/01/2052
(d)
928,165 814,192
3.50%, 4/01/2052
(d)
118,513 107,965
3.50%, 4/01/2052
(d)
173,356 158,240
3.50%, 4/01/2052
(d)
140,702 128,578
2.00%, 5/01/2052
(d)
945,222 762,649
2.50%, 5/01/2052
(d)
138,112 116,155
2.50%, 5/01/2052
(d)
97,906 82,326
3.00%, 5/01/2052
(d)
393,392 347,816
3.50%, 5/01/2052
(d)
185,922 170,029
3.50%, 5/01/2052
(d)
45,749 41,677
3.50%, 5/01/2052
(d)
94,847 86,405
4.00%, 5/01/2052
(d)
91,755 86,340
4.00%, 5/01/2052
(d)
23,667 22,272
2.00%, 6/01/2052
(d)
1,129,769 912,340
2.00%, 6/01/2052
(d)
230,648 186,091
3.00%, 6/01/2052
(d)
490,893 432,062
3.00%, 6/01/2052
(d)
1,696,906 1,485,823
3.50%, 6/01/2052
(d)
184,485 168,785
3.50%, 6/01/2052
(d)
22,967 20,919
3.50%, 6/01/2052
(d)
198,810 181,785
4.00%, 6/01/2052
(d)
253,669 239,093
2.50%, 7/01/2052
(d)
686,264 577,161
3.50%, 7/01/2052
(d)
36,261 33,392
4.00%, 7/01/2052
(d)
210,566 198,267
4.50%, 7/01/2052
(d)
22,797 22,021
4.50%, 7/01/2052
(d)
139,117 135,103
4.50%, 7/01/2052
(d)
3,928,771 3,854,900
2.50%, 8/01/2052
(d)
23,104 19,431
3.50%, 8/01/2052
(d)
365,958 335,651
3.50%, 8/01/2052
(d)
296,934 271,055
3.50%, 8/01/2052
(d)
482,548 439,522
4.00%, 8/01/2052
(d)
92,530 87,070

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal National Mortgage Association (continued)
4.50%, 8/01/2052
(d)
162,228 157,238
5.00%, 8/01/2052
(d)
22,300 22,020
5.00%, 8/01/2052
(d)
43,863 43,313
2.50%, 9/01/2052
(d)
92,675 78,142
2.50%, 9/01/2052
(d)
588,162 496,154
2.50%, 9/01/2052
(d)
938,350 789,171
4.00%, 9/01/2052
(d)
92,736 87,258
4.50%, 9/01/2052
(d)
242,553 234,250
4.50%, 9/01/2052
(d)
265,717 256,718
4.50%, 9/01/2052
(d)
91,853 88,709
5.00%, 9/01/2052
(d)
137,395 135,709
5.00%, 9/01/2052
(d)
46,442 45,873
5.00%, 9/01/2052
(d)
4,185,851 4,138,239
5.00%, 9/01/2052
(d)
40,478 39,970
3.50%, 10/01/2052
(d)
203,711 185,453
4.00%, 10/01/2052
(d)
23,066 21,703
4.50%, 10/01/2052
(d)
3,726,998 3,599,419
5.00%, 10/01/2052
(d)
293,741 290,057
5.50%, 10/01/2052
(d)
21,758 21,852
5.50%, 10/01/2052
(d)
274,623 275,830
3.50%, 11/01/2052
(d)
47,351 43,092
4.00%, 11/01/2052
(d)
23,668 22,269
4.50%, 11/01/2052
(d)
139,967 135,176
5.50%, 11/01/2052
(d)
185,632 186,533
4.50%, 12/01/2052
(d)
126,883 122,540
5.50%, 12/01/2052
(d)
68,039 68,319
6.00%, 12/01/2052 179,352 184,233
4.00%, 1/01/2053
(d)
190,746 179,478
5.50%, 1/01/2053
(d)
1,710,891 1,715,865
4.00%, 2/01/2053
(d)
4,180,661 3,933,694
4.50%, 2/01/2053
(d)
354,910 342,761
5.00%, 2/01/2053
(d)
164,839 162,772
5.50%, 2/01/2053
(d)
1,051,546 1,054,301
5.50%, 2/01/2053
(d)
145,921 147,466
6.00%, 2/01/2053
(d)
186,407 190,699
6.00%, 2/01/2053
(d)
23,384 23,981
4.00%, 3/01/2053
(d)
228,030 214,559
4.00%, 3/01/2053
(d)
72,405 68,474
5.50%, 3/01/2053
(d)
117,692 118,012
5.00%, 4/01/2053
(d)
48,602 47,990
5.50%, 4/01/2053
(d)
93,090 93,335
5.00%, 5/01/2053
(d)
165,850 163,765
5.00%, 5/01/2053
(d)
72,187 71,279
5.50%, 5/01/2053
(d)
519,237 520,605
4.50%, 6/01/2053
(d)
24,605 23,787
5.50%, 6/01/2053
(d)
48,075 48,206
5.50%, 6/01/2053
(d)
96,627 96,900
5.50%, 6/01/2053
(d)
71,070 71,257
4.00%, 7/01/2053
(d)
242,188 227,861
4.50%, 7/01/2053
(d)
194,459 187,789
5.00%, 7/01/2053
(d)
290,412 286,852
5.00%, 7/01/2053
(d)
23,798 23,518
5.00%, 7/01/2053
(d)
72,817 72,572
5.50%, 7/01/2053
(d)
339,307 342,590
6.00%, 7/01/2053
(d)
490,544 497,279
6.00%, 7/01/2053
(d)
477,984 487,210
6.50%, 7/01/2053
(d)
1,190,173 1,218,074
4.00%, 9/01/2053
(d)
73,661 69,303
6.00%, 9/01/2053
(d)
96,999 98,385
6.00%, 9/01/2053
(d)
286,010 290,306
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal National Mortgage Association (continued)
6.50%, 9/01/2053
(d)
243,488 251,753
6.00%, 10/01/2053
(d)
293,006 297,407
6.00%, 10/01/2053
(d)
498,139 510,011
6.50%, 10/01/2053
(d)
246,352 253,068
6.50%, 10/01/2053
(d)
243,671 252,966
5.50%, 11/01/2053
(d)
295,415 299,791
5.50%, 11/01/2053
(d)
246,195 246,844
6.50%, 11/01/2053
(d)
72,790 74,496
5.50%, 12/01/2053
(d)
990,123 992,731
6.50%, 1/01/2054
(d)
994,596 1,017,912
1.50%, 2/15/2054
(d)(e)
400,000 306,706
2.00%, 2/15/2054
(d)(e)
2,350,000 1,892,894
2.50%, 2/15/2054
(e)
3,250,000 2,733,058
3.00%, 2/15/2054
(d)(e)
1,525,000 1,334,948
3.50%, 2/15/2054
(d)(e)
1,025,000 932,967
4.00%, 2/15/2054
(d)(e)
50,000 47,057
4.50%, 2/15/2054
(d)(e)
625,000 603,718
5.00%, 2/15/2054
(e)
2,250,000 2,222,159
5.50%, 2/15/2054
(d)(e)
950,000 952,632
6.00%, 2/15/2054
(d)(e)
2,700,000 2,737,098
6.50%, 2/15/2054
(d)(e)
1,675,000 1,714,195
7.00%, 2/15/2054
(d)(e)
1,200,000 1,236,720
5.50%, 3/15/2054
(d)(e)
100,000 100,271
6.00%, 3/15/2054
(d)(e)
400,000 405,376
6.50%, 3/15/2054
(d)(e)
1,000,000 1,023,020
7.00%, 3/15/2054
(d)(e)
825,000 849,808
Federal National Mortgage Association REMICs
Series 2017-M13, Class A2, 3.03%,
9/25/2027
(d)
224,950 214,644
Series 2022-M11, Class A2, 3.05%,
10/25/2027
(d)
175,966 167,921
Series 2018-M1, Class A2, 3.09%,
12/25/2027
(d)
34,807 33,228
Series 2019-M1, Class A2, 3.67%,
9/25/2028
(d)
21,737 21,046
Series 2019-M5, Class A2, 3.27%,
2/25/2029
(d)
38,964 37,148
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
16,511 15,603
Series 2019-M12, Class A2, 2.89%,
6/25/2029
(d)
98,171 91,307
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
35,679 32,498
Series 2020-M20, Class A2, 1.44%,
10/25/2029
(d)
200,000 169,692
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
19,020 17,994
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 180,046
Series 2019-M25, Class A2, 2.33%,
11/25/2029
(d)
750,000 674,438
Series 2018-M12, Class A2, 3.76%,
8/25/2030
(d)
750,000 713,776
Series 2018-M13, Class A2, 3.86%,
9/25/2030
(d)
7,738 7,418
Series 2021-M1G, Class A2, 1.52%,
11/25/2030
(d)
60,000 49,508
Series 2022-M13, Class A2, 2.68%,
6/25/2032
(d)
240,000 208,598
Series 2021-M13, Class 2A1, 1.49%,
11/25/2032
(d)
81,469 74,316

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Federal National Mortgage Association REMICs
(continued)
Series 2023-M8, Class A2, 4.62%,
3/25/2033
(d)
500,000 497,641
Government National Mortgage Association II
3.50%, 10/20/2026 10,577 10,339
2.50%, 12/20/2037 37,955 34,818
5.00%, 9/20/2039 61,287 62,369
4.50%, 2/20/2040 26,557 26,545
4.00%, 10/20/2040 17,387 16,905
5.00%, 10/20/2040 21,149 21,496
4.00%, 11/20/2040 46,110 44,831
4.50%, 1/20/2041 12,144 12,136
4.50%, 9/20/2041 23,351 23,344
4.00%, 11/20/2041 16,057 15,609
3.00%, 6/20/2042 19,249 17,606
3.00%, 8/20/2042 46,361 42,404
2.50%, 2/20/2043 229,322 202,202
3.50%, 2/20/2043 37,792 35,710
3.50%, 3/20/2043 28,472 26,832
3.00%, 4/20/2043 59,784 54,638
3.50%, 7/20/2043 75,926 71,554
4.00%, 6/20/2044 1,484,326 1,440,416
3.50%, 9/20/2044 164,714 155,184
4.00%, 11/20/2044 189,805 183,989
4.50%, 1/20/2045 23,312 23,122
3.50%, 2/20/2045 29,323 27,626
3.50%, 6/20/2045 221,647 207,847
3.00%, 8/20/2045 261,867 238,909
3.50%, 11/20/2045 200,771 188,271
3.50%, 12/20/2045 39,491 37,032
3.50%, 3/20/2046 205,909 192,874
4.00%, 3/20/2046 93,250 90,130
3.00%, 4/20/2046 36,862 33,697
3.00%, 6/20/2046 443,572 404,387
3.50%, 6/20/2046 73,797 69,125
4.00%, 6/20/2046 112,312 108,100
3.00%, 9/20/2046 178,759 162,549
2.50%, 10/20/2046 8,278 7,266
3.00%, 10/20/2046 182,237 165,884
3.00%, 11/20/2046 400,237 363,456
3.50%, 11/20/2046 78,552 73,579
2.50%, 12/20/2046 138,738 121,777
3.00%, 1/20/2047 77,438 70,415
4.00%, 1/20/2047 96,703 93,077
3.00%, 2/20/2047 353,102 321,082
3.50%, 2/20/2047 302,483 283,335
4.00%, 2/20/2047 64,641 62,217
3.00%, 5/20/2047 65,087 59,141
3.50%, 5/20/2047 107,381 100,292
4.00%, 8/20/2047 168,957 162,527
4.50%, 9/20/2047 29,630 29,264
3.00%, 10/20/2047 9,634 8,754
3.00%, 1/20/2048 422,284 383,709
3.50%, 1/20/2048 368,719 344,376
3.50%, 2/20/2048 142,591 133,177
4.50%, 3/20/2048 158,959 156,995
4.00%, 4/20/2048 311,626 299,801
3.50%, 5/20/2048 132,758 123,993
4.50%, 5/20/2048 128,109 126,526
4.50%, 6/20/2048 80,756 79,753
5.00%, 6/20/2048 67,544 68,196
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Government National Mortgage Association II (continued)
4.00%, 7/20/2048 11,276 10,848
4.00%, 9/20/2048 11,740 11,295
3.50%, 10/20/2048 1,376,190 1,285,336
4.00%, 11/20/2048 34,386 33,081
4.50%, 11/20/2048 85,894 84,827
5.00%, 12/20/2048 37,609 37,911
3.50%, 1/20/2049 95,750 89,428
4.50%, 1/20/2049 21,709 21,439
4.00%, 2/20/2049 1,474,093 1,418,156
4.50%, 2/20/2049 1,387,573 1,370,350
3.50%, 3/20/2049 20,477 19,125
4.00%, 3/20/2049 76,990 73,996
3.50%, 4/20/2049 420,501 392,740
4.00%, 5/20/2049 49,220 47,333
3.00%, 6/20/2049 3,264,966 2,966,721
3.00%, 7/20/2049 1,515,728 1,371,797
3.00%, 8/20/2049 31,471 28,456
3.50%, 9/20/2049 170,600 159,046
4.00%, 9/20/2049 151,649 145,835
3.00%, 10/20/2049 161,601 146,031
4.50%, 10/20/2049 73,071 72,164
2.50%, 11/20/2049 1,622,849 1,417,578
2.50%, 12/20/2049 76,101 66,455
3.50%, 12/20/2049 41,843 39,000
3.00%, 1/20/2050 216,354 195,295
3.00%, 2/20/2050 267,728 241,634
3.50%, 4/20/2050 13,021 12,134
2.00%, 5/20/2050 401,373 336,108
4.00%, 5/20/2050 12,912 12,417
5.00%, 5/20/2050 28,597 29,018
2.50%, 6/20/2050 687,411 597,008
2.50%, 7/20/2050 434,978 377,706
3.00%, 7/20/2050 53,672 48,386
3.50%, 7/20/2050 1,331,111 1,240,191
2.00%, 8/20/2050 1,201,237 1,004,719
3.00%, 8/20/2050 29,110 26,179
4.00%, 8/20/2050 78,598 75,584
4.50%, 8/20/2050 18,127 17,902
2.50%, 9/20/2050 520,737 452,013
4.50%, 9/20/2050 15,190 15,001
2.00%, 10/20/2050 130,877 109,401
2.50%, 10/20/2050 3,833,639 3,327,098
2.00%, 11/20/2050 2,910,012 2,431,780
3.00%, 11/20/2050 1,777,168 1,597,916
3.50%, 11/20/2050 20,619 19,215
2.00%, 12/20/2050 318,140 265,778
2.50%, 12/20/2050 282,102 244,741
3.50%, 12/20/2050 11,253 10,460
2.00%, 1/20/2051 3,623,293 3,026,044
2.50%, 1/20/2051 347,501 301,424
3.00%, 1/20/2051 553,269 497,293
1.50%, 2/20/2051 75,401 60,292
2.50%, 2/20/2051 224,299 194,397
3.00%, 2/20/2051 179,051 160,908
2.00%, 3/20/2051 1,117,771 932,569
2.50%, 3/20/2051 329,152 285,230
4.00%, 3/20/2051 48,716 46,848
2.00%, 4/20/2051 202,990 169,325
2.50%, 4/20/2051 299,418 259,428
3.50%, 4/20/2051 95,232 88,386

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Government National Mortgage Association II (continued)
2.00%, 5/20/2051 339,429 283,084
2.50%, 5/20/2051 358,318 310,416
2.50%, 6/20/2051 198,441 171,887
2.00%, 7/20/2051 177,580 148,047
2.50%, 7/20/2051 19,452 16,847
3.50%, 7/20/2051 87,531 81,117
2.50%, 8/20/2051 436,093 377,632
2.00%, 9/20/2051 1,001,531 834,658
2.50%, 9/20/2051 189,746 164,286
3.00%, 9/20/2051 2,265,565 2,031,650
2.00%, 10/20/2051 690,094 575,005
2.50%, 10/20/2051 4,247,406 3,676,959
3.50%, 10/20/2051 394,274 364,354
2.00%, 11/20/2051 955,989 796,408
3.00%, 11/20/2051 334,682 300,024
2.00%, 12/20/2051 4,691,724 3,907,819
2.50%, 12/20/2051 253,737 219,628
3.00%, 12/20/2051 178,648 160,120
2.00%, 1/20/2052 2,409,183 2,006,278
2.50%, 1/20/2052 4,740,175 4,102,372
3.00%, 1/20/2052 611,106 547,632
3.50%, 1/20/2052 588,329 543,683
2.00%, 2/20/2052 131,704 109,632
2.50%, 2/20/2052 1,209,214 1,046,361
3.50%, 2/20/2052 479,177 442,814
2.00%, 3/20/2052 311,354 259,174
2.50%, 3/20/2052 721,103 623,885
3.00%, 3/20/2052 1,302,210 1,165,841
2.00%, 4/20/2052 31,123 25,907
3.00%, 4/20/2052 88,809 79,509
3.50%, 4/20/2052 562,279 519,001
2.50%, 5/20/2052 1,065,896 922,062
3.00%, 5/20/2052 89,780 80,378
3.50%, 5/20/2052 63,259 58,390
2.00%, 6/20/2052 764,894 636,704
2.50%, 6/20/2052 30,850 26,687
3.00%, 6/20/2052 112,600 100,809
4.00%, 6/20/2052 114,175 108,500
3.50%, 7/20/2052 22,911 21,147
4.50%, 7/20/2052 413,376 403,371
5.00%, 7/20/2052 123,541 122,803
3.00%, 8/20/2052 155,093 139,195
3.50%, 8/20/2052 3,171,398 2,927,303
4.00%, 8/20/2052 209,246 198,668
4.50%, 8/20/2052 416,553 406,048
3.50%, 9/20/2052 93,108 85,941
4.00%, 9/20/2052 257,540 244,521
4.50%, 9/20/2052 256,841 250,363
5.50%, 9/20/2052 132,899 133,853
4.00%, 10/20/2052 23,607 22,414
4.50%, 10/20/2052 221,104 215,528
3.00%, 11/20/2052 276,247 247,755
4.00%, 11/20/2052 47,367 44,973
4.00%, 12/20/2052 277,446 263,422
6.50%, 12/20/2052 85,664 87,534
5.00%, 1/20/2053 238,128 236,706
3.50%, 2/20/2053 46,629 43,234
5.00%, 2/20/2053 2,866,924 2,849,803
5.50%, 2/20/2053 952,815 959,656
4.50%, 3/20/2053 208,047 202,800
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.2% (continued)
Government National Mortgage Association II (continued)
4.00%, 4/20/2053 96,428 91,554
5.50%, 4/20/2053 198,181 199,608
4.00%, 5/20/2053 34,020 32,301
5.50%, 5/20/2053 48,884 49,236
6.50%, 5/20/2053 168,114 171,851
4.00%, 6/20/2053 72,954 69,266
5.00%, 6/20/2053 24,592 24,426
4.50%, 7/20/2053 197,498 192,249
5.00%, 7/20/2053 360,176 357,752
5.50%, 7/20/2053 73,958 74,490
3.50%, 8/20/2053 72,047 66,915
4.00%, 8/20/2053 2,092,798 1,987,009
4.50%, 8/20/2053 988,915 962,634
5.00%, 8/20/2053 1,043,250 1,036,227
5.00%, 9/20/2053 124,063 123,228
4.00%, 10/20/2053 173,370 164,618
5.00%, 10/20/2053 223,961 222,453
5.50%, 10/20/2053 2,336,865 2,353,694
6.00%, 11/20/2053 2,615,181 2,654,908
2.00%, 2/15/2054
(e)
625,000 520,568
2.50%, 2/15/2054
(e)
550,000 475,759
3.00%, 2/15/2054
(e)
1,025,000 918,144
3.50%, 2/15/2054
(e)
1,775,000 1,639,184
4.00%, 2/15/2054
(e)
600,000 569,941
4.50%, 2/15/2054
(e)
2,500,000 2,434,695
5.00%, 2/15/2054
(e)
1,575,000 1,564,859
5.50%, 2/15/2054
(e)
1,750,000 1,762,758
6.00%, 2/15/2054
(e)
1,450,000 1,471,910
6.50%, 2/15/2054
(e)
2,000,000 2,043,920
7.00%, 2/15/2054
(e)
650,000 667,622
5.50%, 3/15/2054
(e)
50,000 50,349
6.00%, 3/15/2054
(e)
225,000 228,254
6.50%, 3/15/2054
(e)
300,000 306,297
7.00%, 3/15/2054
(e)
325,000 333,483
Tennessee Valley Authority
3.88%, 3/15/2028 700,000 695,684
Series B, 4.70%, 7/15/2033 157,000 162,118
5.25%, 9/15/2039 210,000 221,089
4.25%, 9/15/2065 200,000 177,998
Total U.S. Government Agencies (cost
$484,908,855) 476,106,479
U.S. Treasury Government Securities – 41.1%
U.S. Treasury Bonds
7.63%, 2/15/2025
(a)
1,945,000 2,006,617
6.63%, 2/15/2027 566,000 606,947
6.13%, 11/15/2027 15,000 16,126
6.25%, 5/15/2030 140,000 157,555
4.75%, 2/15/2037
(a)
86,100 93,230
5.00%, 5/15/2037
(a)
755,000 835,219
4.38%, 11/15/2039 105,000 107,822
1.13%, 5/15/2040 6,195,000 3,930,921
4.38%, 5/15/2040 4,490,000 4,595,234
1.13%, 8/15/2040 1,950,000 1,224,844
3.88%, 8/15/2040 855,000 821,201
1.38%, 11/15/2040 5,885,000 3,844,560
4.25%, 11/15/2040 125,000 125,566
1.88%, 2/15/2041 7,005,000 4,959,321
4.75%, 2/15/2041 540,000 575,353
2.25%, 5/15/2041 2,269,600 1,703,618
1.75%, 8/15/2041 4,104,000 2,815,087

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.1% (continued)
U.S. Treasury Bonds (continued)
3.75%, 8/15/2041 155,000 145,240
2.00%, 11/15/2041 1,712,000 1,221,940
3.13%, 11/15/2041 120,000 102,675
2.38%, 2/15/2042 5,850,000 4,424,062
3.13%, 2/15/2042 1,215,000 1,037,116
3.00%, 5/15/2042 1,075,000 896,953
3.25%, 5/15/2042 1,545,000 1,336,425
2.75%, 8/15/2042 717,000 573,488
3.38%, 8/15/2042 5,330,000 4,687,069
2.75%, 11/15/2042 347,000 276,787
4.00%, 11/15/2042 5,660,000 5,429,178
3.13%, 2/15/2043 235,000 198,281
3.88%, 2/15/2043 5,100,000 4,801,172
2.88%, 5/15/2043 1,011,800 819,242
4.38%, 8/15/2043 2,568,000 2,586,859
3.75%, 11/15/2043 230,000 212,031
4.75%, 11/15/2043
(a)
330,000 349,542
3.63%, 2/15/2044 1,150,000 1,039,852
3.38%, 5/15/2044 4,045,000 3,516,622
3.13%, 8/15/2044 140,000 116,812
3.00%, 11/15/2044 1,360,000 1,109,037
2.50%, 2/15/2045 2,792,300 2,078,955
3.00%, 5/15/2045 295,000 239,549
2.88%, 8/15/2045 634,000 502,544
3.00%, 11/15/2045 285,300 230,826
2.50%, 2/15/2046 1,625,000 1,196,660
2.50%, 5/15/2046 7,355,000 5,402,477
2.25%, 8/15/2046 5,275,000 3,676,840
2.88%, 11/15/2046 145,000 113,848
3.00%, 2/15/2047 265,000 212,455
3.00%, 5/15/2047 957,000 766,049
2.75%, 8/15/2047 1,165,000 888,495
2.75%, 11/15/2047 925,000 704,445
3.00%, 2/15/2048 1,231,000 981,145
3.13%, 5/15/2048 1,110,000 904,650
3.00%, 8/15/2048 5,375,000 4,273,965
3.38%, 11/15/2048 1,702,000 1,448,827
3.00%, 2/15/2049 720,000 571,837
2.88%, 5/15/2049 1,125,000 872,227
2.25%, 8/15/2049 2,955,000 2,007,553
2.38%, 11/15/2049 7,555,000 5,270,793
2.00%, 2/15/2050 1,485,000 947,616
1.25%, 5/15/2050 2,438,000 1,268,903
1.38%, 8/15/2050 6,195,000 3,331,748
1.63%, 11/15/2050 3,375,000 1,942,734
1.88%, 2/15/2051 6,215,000 3,812,514
2.38%, 5/15/2051 1,885,000 1,304,184
2.00%, 8/15/2051 4,000,000 2,526,875
1.88%, 11/15/2051 6,745,000 4,116,558
2.25%, 2/15/2052 3,350,000 2,247,117
2.88%, 5/15/2052 1,980,300 1,529,163
4.00%, 11/15/2052 4,650,000 4,465,453
3.63%, 2/15/2053 6,100,000 5,472,844
3.63%, 5/15/2053 6,345,000 5,703,560
4.13%, 8/15/2053 6,940,000 6,819,634
4.75%, 11/15/2053 600,000 655,219
U.S. Treasury Notes
1.50%, 2/15/2025 1,685,000 1,629,908
1.13%, 2/28/2025 1,075,000 1,035,065
4.63%, 2/28/2025 5,140,000 5,135,784
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.1% (continued)
U.S. Treasury Notes (continued)
1.75%, 3/15/2025 4,085,000 3,956,546
0.50%, 3/31/2025 3,174,900 3,028,557
2.63%, 3/31/2025 500,000 488,809
3.88%, 3/31/2025 4,550,000 4,511,787
2.63%, 4/15/2025 3,680,000 3,595,619
0.38%, 4/30/2025 1,300,000 1,234,543
2.88%, 4/30/2025 240,000 235,078
3.88%, 4/30/2025 5,710,000 5,662,937
2.13%, 5/15/2025 5,605,000 5,439,477
2.75%, 5/15/2025 5,375,000 5,256,372
0.25%, 5/31/2025 3,486,000 3,295,632
2.88%, 5/31/2025
(a)
755,000 739,133
4.25%, 5/31/2025
(a)
3,740,000 3,726,998
2.88%, 6/15/2025 5,580,000 5,461,425
0.25%, 6/30/2025 1,825,000 1,720,775
4.63%, 6/30/2025 5,230,000 5,242,666
3.00%, 7/15/2025 1,500,000 1,469,766
0.25%, 7/31/2025 1,800,000 1,691,859
4.75%, 7/31/2025 2,240,000 2,250,500
2.00%, 8/15/2025 6,180,000 5,961,286
3.13%, 8/15/2025 910,000 892,689
0.25%, 8/31/2025 2,013,800 1,887,387
2.75%, 8/31/2025 920,000 897,180
5.00%, 8/31/2025 905,000 913,343
3.50%, 9/15/2025 3,415,000 3,368,177
0.25%, 9/30/2025 1,535,000 1,435,165
3.00%, 9/30/2025 326,200 319,179
5.00%, 9/30/2025 2,095,000 2,116,523
4.25%, 10/15/2025 1,130,000 1,128,455
0.25%, 10/31/2025 1,610,000 1,500,885
5.00%, 10/31/2025 5,960,000 6,027,981
2.25%, 11/15/2025 2,090,000 2,016,850
4.50%, 11/15/2025
(a)
645,000 647,116
0.38%, 11/30/2025 2,425,000 2,259,892
2.88%, 11/30/2025 315,100 307,309
4.88%, 11/30/2025
(a)
6,721,000 6,790,573
4.00%, 12/15/2025 665,000 661,805
0.38%, 12/31/2025
(a)
1,595,000 1,482,976
2.63%, 12/31/2025 450,000 436,729
4.25%, 12/31/2025
(a)
3,555,000 3,555,278
3.88%, 1/15/2026 5,690,000 5,651,770
0.38%, 1/31/2026 8,120,000 7,527,494
2.63%, 1/31/2026 325,000 315,187
4.25%, 1/31/2026 3,785,000 3,787,218
1.63%, 2/15/2026 5,600,000 5,319,125
4.00%, 2/15/2026 2,156,200 2,147,609
0.50%, 2/28/2026 3,690,000 3,420,457
2.50%, 2/28/2026 1,536,100 1,484,497
4.63%, 3/15/2026 1,700,000 1,715,008
0.75%, 3/31/2026 4,540,000 4,223,973
2.25%, 3/31/2026 580,000 557,253
3.75%, 4/15/2026 2,375,000 2,354,590
0.75%, 4/30/2026 7,760,000 7,200,431
2.38%, 4/30/2026 245,000 235,793
1.63%, 5/15/2026 1,080,000 1,021,191
3.63%, 5/15/2026 5,180,000 5,122,939
0.75%, 5/31/2026 6,110,000 5,656,046
4.13%, 6/15/2026 600,000 600,141
0.88%, 6/30/2026 3,025,000 2,804,742
1.88%, 6/30/2026 140,000 133,033

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.1% (continued)
U.S. Treasury Notes (continued)
4.50%, 7/15/2026 725,000 731,797
0.63%, 7/31/2026 5,965,000 5,479,412
1.88%, 7/31/2026 199,000 188,646
1.50%, 8/15/2026 1,185,000 1,111,678
4.38%, 8/15/2026 5,405,000 5,442,582
0.75%, 8/31/2026 2,450,000 2,252,852
1.38%, 8/31/2026 1,030,000 962,567
4.63%, 9/15/2026 710,000 719,652
0.88%, 9/30/2026 1,830,000 1,685,745
1.63%, 9/30/2026 1,525,800 1,433,656
4.63%, 10/15/2026 3,995,200 4,053,255
1.13%, 10/31/2026 6,320,000 5,845,012
1.63%, 10/31/2026 1,770,000 1,659,652
2.00%, 11/15/2026 1,120,000 1,060,325
4.63%, 11/15/2026
(a)
2,600,000 2,640,016
1.25%, 11/30/2026 3,260,000 3,020,084
1.63%, 11/30/2026 375,000 351,240
4.38%, 12/15/2026 2,820,000 2,847,319
1.25%, 12/31/2026 2,385,700 2,207,518
1.75%, 12/31/2026 488,800 458,785
4.00%, 1/15/2027 3,280,000 3,280,000
1.50%, 1/31/2027 3,225,000 2,999,250
2.25%, 2/15/2027
(a)
1,405,700 1,335,854
1.13%, 2/28/2027 148,900 136,662
1.88%, 2/28/2027 1,125,100 1,056,451
0.63%, 3/31/2027 1,875,700 1,690,182
2.50%, 3/31/2027 1,046,800 1,001,166
0.50%, 4/30/2027 1,826,500 1,635,003
2.75%, 4/30/2027 7,200,000 6,931,688
2.38%, 5/15/2027 5,846,100 5,559,732
0.50%, 5/31/2027 1,190,000 1,062,354
2.63%, 5/31/2027 6,700,000 6,419,437
0.50%, 6/30/2027 1,966,700 1,751,592
3.25%, 6/30/2027 5,000,000 4,887,891
0.38%, 7/31/2027 1,429,700 1,264,168
2.75%, 7/31/2027 5,460,000 5,245,439
2.25%, 8/15/2027 1,755,000 1,656,967
0.50%, 8/31/2027 1,850,000 1,638,984
3.13%, 8/31/2027 1,095,000 1,064,716
0.38%, 9/30/2027 2,170,000 1,908,583
4.13%, 9/30/2027 1,572,000 1,581,579
0.50%, 10/31/2027 5,965,000 5,257,122
4.13%, 10/31/2027
(a)
3,705,000 3,727,867
2.25%, 11/15/2027 1,125,000 1,058,730
0.63%, 11/30/2027 2,130,000 1,881,888
3.88%, 11/30/2027 1,355,700 1,352,417
0.63%, 12/31/2027 2,795,800 2,464,017
3.88%, 12/31/2027 786,700 785,102
0.75%, 1/31/2028 7,000,000 6,185,703
3.50%, 1/31/2028 807,900 795,340
2.75%, 2/15/2028 5,780,000 5,527,125
1.13%, 2/29/2028 5,275,000 4,725,246
4.00%, 2/29/2028 979,600 982,355
1.25%, 3/31/2028 1,374,300 1,234,830
3.63%, 3/31/2028 5,000,000 4,945,313
1.25%, 4/30/2028 2,312,700 2,073,661
3.50%, 4/30/2028 1,892,800 1,862,634
2.88%, 5/15/2028 1,768,100 1,696,409
1.25%, 5/31/2028 5,805,000 5,195,929
3.63%, 5/31/2028
(a)
1,554,800 1,537,916
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.1% (continued)
U.S. Treasury Notes (continued)
1.25%, 6/30/2028 2,815,800 2,515,521
4.00%, 6/30/2028 804,800 808,132
1.00%, 7/31/2028 5,129,300 4,520,997
4.13%, 7/31/2028
(a)
5,340,000 5,390,897
2.88%, 8/15/2028 1,234,000 1,181,748
1.13%, 8/31/2028 1,490,000 1,318,301
4.38%, 8/31/2028 5,350,000 5,459,090
1.25%, 9/30/2028 3,986,600 3,540,911
4.63%, 9/30/2028 1,100,000 1,134,117
1.38%, 10/31/2028 3,860,000 3,441,733
4.88%, 10/31/2028
(a)
2,573,900 2,682,889
3.13%, 11/15/2028 6,025,000 5,825,893
1.50%, 11/30/2028 7,930,000 7,102,306
4.38%, 11/30/2028
(a)
6,120,000 6,255,309
1.38%, 12/31/2028 3,780,200 3,360,243
1.75%, 1/31/2029 3,880,500 3,506,396
4.00%, 1/31/2029 3,845,000 3,868,731
2.63%, 2/15/2029 2,195,900 2,069,464
1.88%, 2/28/2029 4,174,800 3,790,262
2.38%, 3/31/2029 900,000 836,508
2.88%, 4/30/2029 6,677,700 6,356,857
2.38%, 5/15/2029 5,665,000 5,258,713
2.75%, 5/31/2029 1,115,000 1,053,762
3.25%, 6/30/2029 2,070,400 2,005,053
2.63%, 7/31/2029 2,150,000 2,015,793
1.63%, 8/15/2029 440,000 391,737
3.13%, 8/31/2029 5,770,000 5,546,412
3.88%, 9/30/2029 545,000 544,021
4.00%, 10/31/2029 2,274,800 2,284,930
1.75%, 11/15/2029 4,050,000 3,618,422
3.88%, 11/30/2029 555,000 554,003
3.88%, 12/31/2029 6,980,000 6,965,822
3.50%, 1/31/2030 5,150,000 5,036,539
1.50%, 2/15/2030 4,247,600 3,702,381
4.00%, 2/28/2030 6,150,000 6,176,906
3.63%, 3/31/2030 3,800,000 3,739,437
3.50%, 4/30/2030 1,580,000 1,543,586
0.63%, 5/15/2030 6,560,000 5,367,413
3.75%, 5/31/2030 595,000 589,282
3.75%, 6/30/2030 300,000 297,188
4.00%, 7/31/2030 842,000 846,013
0.63%, 8/15/2030 8,530,000 6,922,628
4.13%, 8/31/2030
(a)
1,105,300 1,118,080
4.63%, 9/30/2030 1,548,500 1,611,892
4.88%, 10/31/2030 1,047,800 1,106,411
0.88%, 11/15/2030 7,165,000 5,888,734
4.38%, 11/30/2030
(a)
373,100 383,185
3.75%, 12/31/2030
(a)
2,495,000 2,470,440
4.00%, 1/31/2031 1,500,000 1,508,906
1.13%, 2/15/2031
(a)
5,510,000 4,596,545
1.63%, 5/15/2031 5,585,000 4,786,520
1.25%, 8/15/2031 7,405,900 6,129,539
1.38%, 11/15/2031
(a)
8,080,000 6,707,662
1.88%, 2/15/2032 7,915,000 6,800,716
2.88%, 5/15/2032 8,440,000 7,808,319
2.75%, 8/15/2032 4,930,000 4,505,558
4.13%, 11/15/2032 3,270,000 3,314,452
3.50%, 2/15/2033 6,458,400 6,241,438
3.38%, 5/15/2033
(a)
6,950,000 6,645,938
3.88%, 8/15/2033
(a)
8,610,000 8,562,914

See Notes to Statements of Investments
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.1% (continued)
U.S. Treasury Notes (continued)
4.50%, 11/15/2033
(a)
8,300,000 8,673,500
Total U.S. Treasury Government Securities
(cost $701,608,998) 694,318,567
Shares
Investment Companies – 2.7%
Registered Investment Companies – 2.7%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(f)(g)
(cost $44,915,071) 44,915,071 44,915,071
Investment of Cash Collateral for Securities Loaned – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(f)(g)
(cost $6,030,609) 6,030,609 6,030,609
Total Investments (cost $1,751,438,615) 102.2% 1,728,061,103
Liabilities, Less Cash and Receivables (2.2)% (37,774,593)
Net Assets 100.0% 1,690,286,510
GO—General Obligation
RB—Revenue Bond
REIT—Real Estate Investment Trust
REMICs—Real Estate Mortgage Investment Conduits
(a)
Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $66,276,789 and the value of the collateral was $70,529,684, consisting of cash collateral of $6,030,609 and U.S. Government & Agency securities valued at $64,499,075. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $3,611,452 or 0.21% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of January 31, 2024.

STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1%
Basic Materials – 4.5%
Ahlstrom Holding 3 Oy , 4.88% , 2/04/2028
(a)
16,000 14,447
Allegheny Ludlum LLC , 6.95% , 12/15/2025 30,000 30,562
AngloGold Ashanti Holdings PLC , 6.50% ,
4/15/2040 25,000 24,741
Arsenal AIC Parent LLC , 8.00% , 10/01/2030
(a)
104,000 108,796
Ashland, Inc.
3.38%, 9/01/2031
(a)
115,000 97,703
6.88%, 5/15/2043 65,000 64,379
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028
(a)
190,000 123,324
7.50%, 9/30/2029
(a)
67,000 31,920
ATI, Inc.
5.88%, 12/01/2027
(b)
73,000 71,756
4.88%, 10/01/2029 147,000 135,781
7.25%, 8/15/2030 80,000 82,447
5.13%, 10/01/2031 10,000 9,159
Avient Corp.
5.75%, 5/15/2025
(a)
24,000 23,912
7.13%, 8/01/2030
(a)
278,000 285,445
Axalta Coating Systems LLC , 3.38% ,
2/15/2029
(a)(b)
70,000 62,212
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV , 4.75% ,
6/15/2027
(a)
55,000 53,093
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP , 8.75% , 7/15/2026
(a)
166,000 152,068
Big River Steel LLC / BRS Finance Corp. ,
6.63% , 1/31/2029
(a)
103,000 104,177
Carpenter Technology Corp.
6.38%, 7/15/2028 135,000 134,799
7.63%, 3/15/2030 80,000 82,673
Century Aluminum Co. , 7.50% , 4/01/2028
(a)
34,000 33,006
Cerdia Finanz GMBH , 10.50% , 2/15/2027
(a)
80,000 82,130
Chemours Co. (The)
5.38%, 5/15/2027 150,000 145,790
5.75%, 11/15/2028
(a)
270,000 255,175
4.63%, 11/15/2029
(a)
13,000 11,371
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026
(a)
127,000 127,583
5.88%, 6/01/2027
(b)
192,000 190,674
4.63%, 3/01/2029
(a)
11,000 10,315
6.75%, 4/15/2030
(a)
156,000 157,311
4.88%, 3/01/2031
(a)
11,000 9,911
6.25%, 10/01/2040 96,000 84,424
Coeur Mining, Inc. , 5.13% , 2/15/2029
(a)(b)
19,000 17,293
Commercial Metals Co.
4.13%, 1/15/2030 45,000 41,020
3.88%, 2/15/2031 9,000 7,927
4.38%, 3/15/2032 20,000 17,854
Compass Minerals International, Inc. , 6.75% ,
12/01/2027
(a)
83,000 81,859
Consolidated Energy Finance SA
6.50%, 5/15/2026
(a)
225,000 206,285
5.63%, 10/15/2028
(a)
236,000 193,130
Constellium SE
5.88%, 2/15/2026
(a)
11,000 10,929
5.63%, 6/15/2028
(a)
65,000 63,579
3.75%, 4/15/2029
(a)
40,000 36,026
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Basic Materials – 4.5% (continued)
CVR Partners LP / CVR Nitrogen Finance
Corp. , 6.13% , 6/15/2028
(a)
95,000 89,562
Domtar Corp. , 6.75% , 10/01/2028
(a)
115,000 105,571
Element Solutions, Inc. , 3.88% , 9/01/2028
(a)
85,000 77,733
FMG Resources (August 2006) Pty Ltd.
4.50%, 9/15/2027
(a)
252,000 241,987
5.88%, 4/15/2030
(a)
155,000 153,440
4.38%, 4/01/2031
(a)
316,000 284,923
6.13%, 4/15/2032
(a)(b)
134,000 132,530
Glatfelter Corp. , 4.75% , 11/15/2029
(a)
208,000 150,337
GPD Cos., Inc. , 10.13% , 4/01/2026
(a)
220,000 205,377
HB Fuller Co.
4.00%, 2/15/2027 10,000 9,582
4.25%, 10/15/2028 65,000 60,534
Hecla Mining Co. , 7.25% , 2/15/2028 50,000 50,136
Herens Holdco Sarl , 4.75% , 5/15/2028
(a)
25,000 21,137
Hudbay Minerals, Inc.
4.50%, 4/01/2026 30,000 29,070
6.13%, 4/01/2029 20,000 19,725
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc. , 9.00% , 7/01/2028
(a)
95,000 93,432
INEOS Finance PLC , 6.75% , 5/15/2028
(a)(b)
255,000 249,327
INEOS Quattro Finance 2 PLC , 9.63% ,
3/15/2029
(a)
240,000 252,338
Infrabuild Australia Pty Ltd. , 14.50% ,
11/15/2028
(a)
140,000 143,191
Ingevity Corp. , 3.88% , 11/01/2028
(a)
86,000 75,835
Innophos Holdings, Inc. , 9.38% , 2/15/2028
(a)
42,000 35,689
Iris Holdings, Inc.
8.75%, 2/15/2026
(a)(c)
65,000 55,352
10.00%, 12/15/2028
(a)
75,000 63,900
JW Aluminum Continuous Cast Co. , 10.25% ,
6/01/2026
(a)
330,000 333,336
Kaiser Aluminum Corp.
4.63%, 3/01/2028
(a)
181,000 166,732
4.50%, 6/01/2031
(a)
87,000 74,353
Kobe US Midco 2, Inc. , 9.25% , 11/01/2026
(a)(c)
65,750 54,600
LSF11 A5 HoldCo LLC , 6.63% , 10/15/2029
(a)
171,000 145,460
Mativ Holdings, Inc. , 6.88% , 10/01/2026
(a)
72,000 68,968
Mercer International, Inc.
5.50%, 1/15/2026 5,000 4,838
12.88%, 10/01/2028
(a)
195,000 209,464
5.13%, 2/01/2029
(b)
158,000 135,492
Methanex Corp.
5.13%, 10/15/2027 144,000 138,707
5.25%, 12/15/2029
(b)
95,000 90,732
Mineral Resources Ltd.
8.13%, 5/01/2027
(a)
119,000 120,110
8.00%, 11/01/2027
(a)
11,000 11,218
9.25%, 10/01/2028
(a)
270,000 284,875
8.50%, 5/01/2030
(a)
269,000 278,033
Minerals Technologies, Inc. , 5.00% ,
7/01/2028
(a)
85,000 81,261
New Gold, Inc. , 7.50% , 7/15/2027
(a)
33,000 32,833
Novelis Corp.
3.25%, 11/15/2026
(a)
92,000 86,135
4.75%, 1/30/2030
(a)
209,000 193,894
3.88%, 8/15/2031
(a)
125,000 108,495

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Basic Materials – 4.5% (continued)
Nufarm Australia Ltd. / Nufarm Americas, Inc. ,
5.00% , 1/27/2030
(a)
95,000 86,946
Olin Corp.
5.13%, 9/15/2027 196,000 190,626
5.63%, 8/01/2029
(b)
144,000 142,169
5.00%, 2/01/2030 191,000 180,982
Olympus Water US Holding Corp.
7.13%, 10/01/2027
(a)
110,000 110,757
4.25%, 10/01/2028
(a)
10,000 9,125
9.75%, 11/15/2028
(a)
453,000 480,509
6.25%, 10/01/2029
(a)
156,000 143,937
Perenti Finance Pty Ltd. , 6.50% ,
10/07/2025
(a)
60,000 59,208
Polar US Borrower LLC / Schenectady
International Group, Inc. , 6.75% ,
5/15/2026
(a)
25,000 5,959
Rain Carbon, Inc. , 12.25% , 9/01/2029
(a)(b)
174,000 172,137
Rayonier AM Products, Inc. , 7.63% ,
1/15/2026
(a)
210,000 184,038
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
249,000 231,092
6.63%, 5/01/2029
(a)
109,000 99,077
SCIL IV LLC / SCIL USA Holdings LLC , 5.38% ,
11/01/2026
(a)
295,000 286,837
SK Invictus Intermediate II Sarl , 5.00% ,
10/30/2029
(a)
10,000 8,493
SNF Group SACA
3.13%, 3/15/2027
(a)
131,000 121,189
3.38%, 3/15/2030
(a)
11,000 9,433
Tacora Resources, Inc. , 8.25% , 5/15/2026
(a)(d)
64,000 34,941
Taseko Mines Ltd. , 7.00% , 2/15/2026
(a)
355,000 348,864
TMS International Corp. , 6.25% , 4/15/2029
(a)
11,000 9,465
TPC Group, Inc. , 13.00% , 12/16/2027
(a)
30,000 30,510
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc. , 5.13% , 4/01/2029
(a)
25,000 9,794
Tronox, Inc. , 4.63% , 3/15/2029
(a)
160,000 141,294
United States Steel Corp.
6.88%, 3/01/2029 98,000 99,433
6.65%, 6/01/2037 10,000 10,431
Valvoline, Inc. , 3.63% , 6/15/2031
(a)
280,000 239,396
Vibrantz Technologies, Inc. , 9.00% ,
2/15/2030
(a)
185,000 153,946
WR Grace Holdings LLC
4.88%, 6/15/2027
(a)
217,000 207,486
5.63%, 8/15/2029
(a)
259,000 228,462
7.38%, 3/01/2031
(a)
10,000 10,179
12,743,945
Communications – 14.7%
Acuris Finance US, Inc. / Acuris Finance Sarl ,
5.00% , 5/01/2028
(a)
20,000 17,534
Advantage Sales & Marketing, Inc. , 6.50% ,
11/15/2028
(a)
135,000 127,398
Altice Financing SA
5.00%, 1/15/2028
(a)
370,000 331,767
5.75%, 8/15/2029
(a)
520,000 453,634
Altice France Holding SA
10.50%, 5/15/2027
(a)
333,000 191,128
6.00%, 2/15/2028
(a)
250,000 111,409
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 14.7% (continued)
Altice France SA
8.13%, 2/01/2027
(a)
360,000 321,831
5.50%, 1/15/2028
(a)
299,000 234,042
5.13%, 1/15/2029
(a)
14,000 10,361
5.13%, 7/15/2029
(a)
374,000 273,743
5.50%, 10/15/2029
(a)
400,000 295,037
AMC Networks, Inc.
4.75%, 8/01/2025 178,000 171,547
4.25%, 2/15/2029 245,000 189,000
Angi Group LLC , 3.88% , 8/15/2028
(a)
97,000 83,336
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
232,000 206,877
6.13%, 12/01/2028
(a)
206,000 177,964
Audacy Capital Corp. , 6.75% , 3/31/2029
(a)(d)
8,000 313
Belo Corp.
7.75%, 6/01/2027 10,000 10,248
7.25%, 9/15/2027
(b)
75,000 75,979
Block Communications, Inc. , 4.88% ,
3/01/2028
(a)
40,000 35,918
British Telecommunications PLC
4.25%, 11/23/2081
(a)
184,000 172,607
4.88%, 11/23/2081
(a)
40,000 35,275
Cable One, Inc. , 4.00% , 11/15/2030
(a)(b)
238,000 192,074
Cablevision Lightpath LLC
3.88%, 9/15/2027
(a)
14,000 12,542
5.63%, 9/15/2028
(a)
185,000 156,349
Cars.com, Inc. , 6.38% , 11/01/2028
(a)
105,000 102,490
CCO Holdings LLC / CCO Holdings Capital
Corp.
5.50%, 5/01/2026
(a)
64,000 63,393
5.13%, 5/01/2027
(a)
670,000 645,958
5.00%, 2/01/2028
(a)
535,000 504,878
5.38%, 6/01/2029
(a)
525,000 488,337
6.38%, 9/01/2029
(a)
441,000 429,201
4.75%, 3/01/2030
(a)
719,000 638,830
4.50%, 8/15/2030
(a)
640,000 555,628
4.25%, 2/01/2031
(a)
1,051,000 885,689
7.38%, 3/01/2031
(a)
265,000 267,708
4.75%, 2/01/2032
(a)
294,000 252,141
4.50%, 5/01/2032 669,000 558,279
4.50%, 6/01/2033
(a)
427,000 350,032
4.25%, 1/15/2034
(a)
566,000 450,796
Ciena Corp. , 4.00% , 1/31/2030
(a)
75,000 69,079
Clear Channel International BV , 6.63% ,
8/01/2025
(a)
143,000 143,189
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027
(a)(b)
180,000 169,786
7.75%, 4/15/2028
(a)
159,000 137,870
9.00%, 9/15/2028
(a)
12,000 12,531
7.50%, 6/01/2029
(a)
87,000 72,007
CMG Media Corp. , 8.88% , 12/15/2027
(a)
317,000 247,016
Cogent Communications Group, Inc.
3.50%, 5/01/2026
(a)
70,000 67,197
7.00%, 6/15/2027
(a)
125,000 125,560
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
289,000 229,777
5.00%, 3/15/2027
(a)
26,000 9,580

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 14.7% (continued)
CommScope, Inc.
6.00%, 3/01/2026
(a)
408,000 353,325
8.25%, 3/01/2027
(a)
215,000 94,958
7.13%, 7/01/2028
(a)
99,000 42,973
4.75%, 9/01/2029
(a)
390,000 257,915
Connect Finco Sarl / Connect US Finco LLC ,
6.75% , 10/01/2026
(a)
609,000 595,302
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
435,000 355,743
6.50%, 10/01/2028
(a)
150,000 130,485
CSC Holdings LLC
5.50%, 4/15/2027
(a)
200,000 179,574
5.38%, 2/01/2028
(a)
147,000 126,431
7.50%, 4/01/2028
(a)
235,000 156,995
11.25%, 5/15/2028
(a)
264,000 267,633
11.75%, 1/31/2029
(a)
425,000 432,096
6.50%, 2/01/2029
(a)
392,000 334,178
5.75%, 1/15/2030
(a)
509,000 269,742
4.13%, 12/01/2030
(a)
156,000 113,017
4.63%, 12/01/2030
(a)
527,000 272,108
3.38%, 2/15/2031
(a)
370,000 253,264
4.50%, 11/15/2031
(a)
108,000 77,508
5.00%, 11/15/2031
(a)
110,000 55,554
Cumulus Media New Holdings, Inc. , 6.75% ,
7/01/2026
(a)
40,000 25,657
DIRECTV Financing LLC , 8.88% , 2/01/2030
(a)
193,000 197,012
DIRECTV Financing LLC / DIRECTV Financing
Co.-Obligor, Inc. , 5.88% , 8/15/2027
(a)
940,000 893,021
DISH DBS Corp.
5.25%, 12/01/2026
(a)
758,000 597,713
5.75%, 12/01/2028
(a)
646,000 435,128
DISH Network Corp. , 11.75% , 11/15/2027
(a)
775,000 808,647
Embarq Corp. , 8.00% , 6/01/2036 268,000 156,112
Equipmentshare.com, Inc. , 9.00% ,
5/15/2028
(a)(b)
306,000 311,738
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
81,000 77,901
5.00%, 5/01/2028
(a)
149,000 137,528
6.75%, 5/01/2029
(a)
245,000 216,855
5.88%, 11/01/2029 229,000 194,368
6.00%, 1/15/2030
(a)
249,000 211,104
8.75%, 5/15/2030
(a)
368,000 376,893
8.63%, 3/15/2031
(a)
230,000 233,380
Frontier Florida LLC , Series E , 6.86% ,
2/01/2028 60,000 57,733
Frontier North, Inc. , Series G , 6.73% ,
2/15/2028 21,000 20,118
Gannett Holdings LLC , 6.00% , 11/01/2026
(a)
256,000 230,939
GCI LLC , 4.75% , 10/15/2028
(a)
48,000 44,016
Gen Digital, Inc.
5.00%, 4/15/2025
(a)
50,000 49,723
6.75%, 9/30/2027
(a)
221,000 224,528
7.13%, 9/30/2030
(a)(b)
167,000 173,147
Getty Images, Inc. , 9.75% , 3/01/2027
(a)
12,000 12,013
GoDaddy Operating Co. LLC / GD Finance Co.,
Inc.
5.25%, 12/01/2027
(a)
199,000 195,315
3.50%, 3/01/2029
(a)
178,000 161,066
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 14.7% (continued)
GoTo Group, Inc. , 5.50% , 9/01/2027
(a)
145,000 59,410
Gray Television, Inc.
5.88%, 7/15/2026
(a)
12,000 11,760
7.00%, 5/15/2027
(a)(b)
102,000 99,685
4.75%, 10/15/2030
(a)(b)
24,000 18,785
5.38%, 11/15/2031
(a)(b)
215,000 168,242
GrubHub Holdings, Inc. , 5.50% , 7/01/2027
(a)
111,000 96,894
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 235,000 198,995
6.63%, 8/01/2026 147,000 100,428
iHeartCommunications, Inc.
6.38%, 5/01/2026
(b)
235,000 201,992
8.38%, 5/01/2027 212,000 132,296
5.25%, 8/15/2027
(a)(b)
189,000 146,794
4.75%, 1/15/2028
(a)(b)
104,000 78,380
Iliad Holding SASU
6.50%, 10/15/2026
(a)
367,000 359,764
7.00%, 10/15/2028
(a)
325,000 321,690
Intelsat Jackson Holdings SA , 6.50% ,
3/15/2030
(a)
793,000 749,974
ION Trading Technologies Sarl , 5.75% ,
5/15/2028
(a)
175,000 161,120
Lamar Media Corp.
3.75%, 2/15/2028 227,000 212,182
4.88%, 1/15/2029 83,000 80,305
4.00%, 2/15/2030 198,000 181,124
3.63%, 1/15/2031 154,000 135,222
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(a)
306,000 296,501
5.13%, 7/15/2029
(a)
212,000 186,270
Level 3 Financing, Inc.
3.40%, 3/01/2027
(a)
241,000 207,260
4.63%, 9/15/2027
(a)
210,000 109,200
4.25%, 7/01/2028
(a)
261,000 87,435
3.63%, 1/15/2029
(a)
149,000 43,955
3.75%, 7/15/2029
(a)
90,000 25,650
3.88%, 11/15/2029
(a)
93,000 70,771
10.50%, 5/15/2030
(a)
292,000 291,012
Liberty Interactive LLC
8.50%, 7/15/2029 60,000 32,420
8.25%, 2/01/2030 105,000 55,717
Lumen Technologies, Inc.
5.13%, 12/15/2026
(a)
15,000 9,563
4.00%, 2/15/2027
(a)
190,000 99,125
4.50%, 1/15/2029
(a)
269,000 66,719
Series P, 7.60%, 9/15/2039 170,000 45,072
Series U, 7.65%, 3/15/2042 15,000 4,119
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
80,000 77,690
4.63%, 6/01/2028
(a)
160,000 151,060
5.63%, 2/15/2029
(a)(b)
13,000 12,705
4.13%, 8/01/2030
(a)
205,000 183,676
3.63%, 10/01/2031
(a)
69,000 59,056
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
94,000 88,904
8.00%, 8/01/2029
(a)
141,000 130,777

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 14.7% (continued)
Midcontinent Communications / Midcontinent
Finance Corp. , 5.38% , 8/15/2027
(a)
13,000 12,598
Millennium Escrow Corp. , 6.63% ,
8/01/2026
(a)
263,000 169,321
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028
(a)
130,000 141,240
6.00%, 2/15/2029
(a)
241,000 182,314
News Corp.
3.88%, 5/15/2029
(a)
75,000 68,917
5.13%, 2/15/2032
(a)
10,000 9,403
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
381,000 370,580
4.75%, 11/01/2028
(a)
73,000 66,855
Northwest Fiber LLC / Northwest Fiber
Finance Sub, Inc.
4.75%, 4/30/2027
(a)
115,000 110,779
6.00%, 2/15/2028
(a)
125,000 119,203
10.75%, 6/01/2028
(a)
60,000 61,636
Outfront Media Capital LLC / Outfront Media
Capital Corp.
5.00%, 8/15/2027
(a)
182,000 175,036
4.25%, 1/15/2029
(a)
70,000 62,258
4.63%, 3/15/2030
(a)(b)
13,000 11,483
7.38%, 2/15/2031
(a)(b)
90,000 94,263
Paramount Global
6.25%, 2/28/2057 190,000 164,499
6.38%, 3/30/2062 162,000 144,591
Qwest Corp. , 7.25% , 9/15/2025 13,000 12,728
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
290,000 224,637
6.50%, 9/15/2028
(a)
205,000 88,190
Rakuten Group, Inc.
5.13%
(a)(e)
119,000 100,612
6.25%
(a)(b)(e)
164,000 113,336
Rogers Communications, Inc. , 5.25% ,
3/15/2082
(a)
510,000 486,002
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
12,000 10,419
5.38%, 1/15/2031
(a)
10,000 7,676
Scripps Escrow, Inc. , 5.88% , 7/15/2027
(a)
180,000 162,288
Sinclair Television Group, Inc.
5.13%, 2/15/2027
(a)
5,000 4,730
5.50%, 3/01/2030
(a)(b)
190,000 146,320
4.13%, 12/01/2030
(a)
164,000 126,699
Sirius XM Radio, Inc.
3.13%, 9/01/2026
(a)
233,000 217,763
5.00%, 8/01/2027
(a)
71,000 68,195
4.00%, 7/15/2028
(a)
322,000 292,330
5.50%, 7/01/2029
(a)
208,000 197,712
4.13%, 7/01/2030
(a)
251,000 219,620
3.88%, 9/01/2031
(a)
255,000 212,757
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 14.7% (continued)
Spanish Broadcasting System, Inc. , 9.75% ,
3/01/2026
(a)
25,000 13,177
Stagwell Global LLC , 5.63% , 8/15/2029
(a)(b)
38,000 34,851
Summer BC Bidco B LLC , 5.50% ,
10/31/2026
(a)
60,000 57,802
Sunrise Finco I BV , 4.88% , 7/15/2031
(a)
193,000 169,487
Sunrise Holdco IV BV , 5.50% , 1/15/2028
(a)
10,000 9,562
TEGNA, Inc.
4.75%, 3/15/2026
(a)
70,000 68,522
4.63%, 3/15/2028 290,000 270,840
5.00%, 9/15/2029 366,000 337,996
Telecom Italia Capital SA
6.38%, 11/15/2033 210,000 203,340
6.00%, 9/30/2034 135,000 126,511
7.20%, 7/18/2036 188,000 188,396
7.72%, 6/04/2038 50,000 51,619
Telenet Finance Luxembourg Notes Sarl ,
5.50% , 3/01/2028
(a)
200,000 189,683
Telesat Canada / Telesat LLC
5.63%, 12/06/2026
(a)
66,000 40,267
4.88%, 6/01/2027
(a)
11,000 6,504
6.50%, 10/15/2027
(a)
12,000 5,304
Townsquare Media, Inc. , 6.88% , 2/01/2026
(a)
94,000 92,034
TripAdvisor, Inc. , 7.00% , 7/15/2025
(a)
65,000 65,129
U.S. Cellular Corp. , 6.70% , 12/15/2033 10,000 10,302
Uber Technologies, Inc.
8.00%, 11/01/2026
(a)
197,000 200,512
7.50%, 9/15/2027
(a)
188,000 192,733
6.25%, 1/15/2028
(a)
211,000 212,125
4.50%, 8/15/2029
(a)
330,000 312,783
Univision Communications, Inc.
6.63%, 6/01/2027
(a)
475,000 470,072
8.00%, 8/15/2028
(a)
298,000 303,010
4.50%, 5/01/2029
(a)(b)
186,000 165,509
7.38%, 6/30/2030
(a)(b)
155,000 151,948
Urban One, Inc. , 7.38% , 2/01/2028
(a)
149,000 132,069
ViaSat, Inc.
5.63%, 9/15/2025
(a)
100,000 96,994
5.63%, 4/15/2027
(a)(b)
116,000 108,786
6.50%, 7/15/2028
(a)
180,000 138,922
7.50%, 5/30/2031
(a)(b)
200,000 148,348
Viavi Solutions, Inc. , 3.75% , 10/01/2029
(a)
10,000 8,712
Videotron Ltd.
5.13%, 4/15/2027
(a)
255,000 251,023
3.63%, 6/15/2029
(a)(b)
235,000 214,351
Virgin Media Finance PLC , 5.00% ,
7/15/2030
(a)
232,000 206,252
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
470,000 452,319
4.50%, 8/15/2030
(a)
307,000 274,198
Virgin Media Vendor Financing Notes IV DAC ,
5.00% , 7/15/2028
(a)
89,000 83,795
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)
206,000 179,853
4.75%, 7/15/2031
(a)
326,000 292,080
Vodafone Group PLC
7.00%, 4/04/2079 733,000 756,715
4.13%, 6/04/2081 305,000 230,618
5.13%, 6/04/2081 55,000 41,537

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 14.7% (continued)
VZ Secured Financing BV , 5.00% , 1/15/2032
(a)
434,000 379,026
Warner Media LLC , 7.63% , 4/15/2031 10,000 10,894
Windstream Escrow LLC / Windstream
Escrow Finance Corp. , 7.75% , 8/15/2028
(a)
415,000 363,692
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)(b)
335,000 255,499
6.13%, 3/01/2028
(a)
245,000 162,805
Ziff Davis, Inc. , 4.63% , 10/15/2030
(a)
97,000 88,735
Ziggo Bond Co. BV
6.00%, 1/15/2027
(a)
140,000 137,354
5.13%, 2/28/2030
(a)(b)
65,000 54,732
Ziggo BV , 4.88% , 1/15/2030
(a)
355,000 317,440
41,618,777
Consumer, Cyclical – 21.7%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/2025
(a)
50,000 49,915
3.88%, 1/15/2028
(a)
467,000 439,922
4.38%, 1/15/2028
(a)
278,000 265,028
3.50%, 2/15/2029
(a)
152,000 139,114
4.00%, 10/15/2030
(a)
709,000 633,448
99 Escrow Issuer, Inc. , 7.50% , 1/15/2026
(a)
30,000 9,347
Academy Ltd. , 6.00% , 11/15/2027
(a)
34,000 33,663
Acushnet Co. , 7.38% , 10/15/2028
(a)
12,000 12,480
Adams Homes, Inc.
7.50%, 2/15/2025
(a)
9,000 8,968
9.25%, 10/15/2028
(a)
270,000 276,409
Adient Global Holdings Ltd.
4.88%, 8/15/2026
(a)
105,000 102,337
7.00%, 4/15/2028
(a)
23,000 23,516
8.25%, 4/15/2031
(a)
115,000 121,476
Advance Auto Parts, Inc.
5.90%, 3/09/2026 10,000 9,979
1.75%, 10/01/2027 55,000 47,486
5.95%, 3/09/2028 75,000 74,734
3.90%, 4/15/2030 20,000 17,864
3.50%, 3/15/2032
(b)
10,000 8,324
Affinity Interactive , 6.88% , 12/15/2027
(a)
134,000 121,154
Air Canada , 3.88% , 8/15/2026
(a)
338,000 321,482
Air Canada Pass-Through Trust , Series 2020-1 ,
Class C , 10.50% , 7/15/2026
(a)
20,000 21,683
Allegiant Travel Co. , 7.25% , 8/15/2027
(a)
347,000 339,165
Allen Media LLC / Allen Media Co.-Issuer, Inc. ,
10.50% , 2/15/2028
(a)
105,000 53,151
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
10,000 9,622
5.88%, 6/01/2029
(a)(b)
235,000 233,601
3.75%, 1/30/2031
(a)
300,000 262,379
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(a)(c)
140,000 109,272
7.50%, 2/15/2029
(a)
324,000 206,507
American Airlines Group, Inc. , 3.75% ,
3/01/2025
(a)
13,000 12,703
American Airlines Pass-Through Trust , Series
2013-1 , Class A , 4.00% , 7/15/2025 221,063 212,576
American Airlines, Inc.
7.25%, 2/15/2028
(a)(b)
134,000 136,110
8.50%, 5/15/2029
(a)
268,000 283,962
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.7% (continued)
American Airlines, Inc. /Aadvantage Loyalty
IP Ltd.
5.50%, 4/20/2026
(a)
523,909 518,724
5.75%, 4/20/2029
(a)
611,000 600,324
American Axle & Manufacturing, Inc.
6.50%, 4/01/2027
(b)
55,000 54,836
6.88%, 7/01/2028 10,000 9,759
5.00%, 10/01/2029 136,000 119,021
American Builders & Contractors Supply Co.,
Inc.
4.00%, 1/15/2028
(a)
269,000 252,316
3.88%, 11/15/2029
(a)
242,000 215,626
American Greetings Corp. , 8.75% ,
4/15/2025
(a)
13,000 12,992
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
10,000 9,935
5.00%, 2/01/2028
(a)
196,000 189,239
Arko Corp. , 5.13% , 11/15/2029
(a)
50,000 44,058
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 91,000 85,645
4.63%, 11/15/2029
(a)
216,000 199,751
4.75%, 3/01/2030 144,000 133,282
5.00%, 2/15/2032
(a)
265,000 239,372
Ashton Woods USA LLC / Ashton Woods
Finance Co.
6.63%, 1/15/2028
(a)
110,000 108,918
4.63%, 8/01/2029
(a)
16,000 14,561
4.63%, 4/01/2030
(a)
41,000 37,100
Aston Martin Capital Holdings Ltd. , 10.50% ,
11/30/2025
(a)
334,000 337,261
At Home Group, Inc.
7.13%, 5/12/2028
(a)(c)
100,000 44,000
4.88%, 7/15/2028
(a)
42,000 18,237
Banijay Entertainment SASU , 8.13% ,
5/01/2029
(a)
105,000 109,050
Bath & Body Works, Inc.
9.38%, 7/01/2025
(a)
144,000 151,341
6.69%, 1/15/2027 73,000 74,029
5.25%, 2/01/2028 53,000 51,887
7.50%, 6/15/2029 17,000 17,611
6.63%, 10/01/2030
(a)
231,000 234,100
6.95%, 3/01/2033 91,000 89,540
6.88%, 11/01/2035 203,000 202,987
6.75%, 7/01/2036 10,000 9,862
7.60%, 7/15/2037 40,000 39,534
BCPE Empire Holdings, Inc. , 7.63% ,
5/01/2027
(a)
121,000 114,329
BCPE Ulysses Intermediate, Inc. , 7.75% ,
4/01/2027
(a)(c)
85,000 80,928
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026
(a)
13,000 12,579
4.13%, 5/15/2029
(a)
10,000 9,060
6.50%, 8/01/2030
(a)
212,000 215,189
Beazer Homes USA, Inc.
6.75%, 3/15/2025 20,000 19,995
5.88%, 10/15/2027 10,000 9,755
7.25%, 10/15/2029 35,000 35,179

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.7% (continued)
Bloomin' Brands, Inc. / OSI Restaurant
Partners LLC , 5.13% , 4/15/2029
(a)
10,000 9,313
BlueLinx Holdings, Inc. , 6.00% , 11/15/2029
(a)
40,000 37,802
Boyd Gaming Corp.
4.75%, 12/01/2027 147,000 141,934
4.75%, 6/15/2031
(a)(b)
271,000 249,207
Boyne USA, Inc. , 4.75% , 5/15/2029
(a)
14,000 12,827
Brinker International, Inc. , 8.25% ,
7/15/2030
(a)
95,000 99,401
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC
6.25%, 9/15/2027
(a)
228,000 222,212
5.00%, 6/15/2029
(a)
20,000 18,140
4.88%, 2/15/2030
(a)
151,000 134,781
Caesars Entertainment, Inc.
6.25%, 7/01/2025
(a)
605,000 607,925
8.13%, 7/01/2027
(a)(b)
365,000 374,575
4.63%, 10/15/2029
(a)(b)
223,000 203,642
7.00%, 2/15/2030
(a)
318,000 327,547
6.50%, 2/15/2032
(a)
39,000 39,563
Caesars Resort Collection LLC / CRC Finco,
Inc. , 5.75% , 7/01/2025
(a)
10,000 10,016
Carnival Corp.
7.63%, 3/01/2026
(a)
185,000 187,804
5.75%, 3/01/2027
(a)
739,000 727,940
9.88%, 8/01/2027
(a)
68,000 71,370
6.65%, 1/15/2028 25,000 24,277
4.00%, 8/01/2028
(a)
319,000 295,386
6.00%, 5/01/2029
(a)(b)
560,000 542,149
7.00%, 8/15/2029
(a)
57,000 59,305
10.50%, 6/01/2030
(a)
276,000 302,355
Carnival Holdings Bermuda Ltd. , 10.38% ,
5/01/2028
(a)
462,000 505,859
Carnival PLC , 7.88% , 6/01/2027 51,000 53,630
Carrols Restaurant Group, Inc. , 5.88% ,
7/01/2029
(a)
65,000 66,558
Carvana Co.
12.00%, 12/01/2028
(a)(c)
170,000 150,461
13.00%, 6/01/2030
(a)(c)
255,000 226,797
14.00%, 6/01/2031
(a)(c)
300,000 267,091
CCM Merger, Inc. , 6.38% , 5/01/2026
(a)
10,000 9,896
CD&R Smokey Buyer, Inc. , 6.75% ,
7/15/2025
(a)
226,000 222,462
CEC Entertainment LLC , 6.75% , 5/01/2026
(a)
10,000 9,938
Cedar Fair LP , 5.25% , 7/15/2029 50,000 47,793
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium
Operations LLC
5.50%, 5/01/2025
(a)
153,000 152,719
5.38%, 4/15/2027 10,000 9,904
6.50%, 10/01/2028 36,000 35,819
Century Communities, Inc.
6.75%, 6/01/2027 149,000 150,088
3.88%, 8/15/2029
(a)
82,000 73,822
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
206,000 203,579
4.75%, 1/15/2028
(a)
220,000 209,684
5.75%, 4/01/2030
(a)
459,000 444,089
6.75%, 5/01/2031
(a)
112,000 113,529
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.7% (continued)
Cinemark USA, Inc.
8.75%, 5/01/2025
(a)
7,000 7,049
5.88%, 3/15/2026
(a)(b)
115,000 113,893
5.25%, 7/15/2028
(a)
106,000 97,776
Clarios Global LP , 6.75% , 5/15/2025
(a)
38,000 38,000
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
200,000 198,566
8.50%, 5/15/2027
(a)(b)
311,000 310,364
6.75%, 5/15/2028
(a)
63,000 63,793
Crocs, Inc.
4.25%, 3/15/2029
(a)
10,000 9,044
4.13%, 8/15/2031
(a)
11,000 9,423
Dana Financing Luxembourg Sarl , 5.75% ,
4/15/2025
(a)
133,000 132,602
Dana, Inc.
5.38%, 11/15/2027 15,000 14,646
5.63%, 6/15/2028 80,000 78,074
4.25%, 9/01/2030 111,000 96,996
4.50%, 2/15/2032 76,000 65,249
Dave & Buster's, Inc. , 7.63% , 11/01/2025
(a)
91,000 92,015
Dealer Tire LLC / DT Issuer LLC , 8.00% ,
2/01/2028
(a)
70,000 69,334
Delta Air Lines, Inc.
7.38%, 1/15/2026 155,000 160,443
4.38%, 4/19/2028 143,000 138,212
3.75%, 10/28/2029 87,000 79,920
Dornoch Debt Merger Sub, Inc. , 6.63% ,
10/15/2029
(a)
129,000 117,089
Dream Finders Homes, Inc. , 8.25% ,
8/15/2028
(a)
30,000 31,526
eG Global Finance PLC , 12.00% , 11/30/2028
(a)
250,000 264,450
Empire Communities Corp. , 7.00% ,
12/15/2025
(a)
85,000 84,127
Empire Resorts, Inc. , 7.75% , 11/01/2026
(a)
214,000 198,136
Evergreen Acqco 1 LP / TVI, Inc. , 9.75% ,
4/26/2028
(a)
78,000 83,742
Everi Holdings, Inc. , 5.00% , 7/15/2029
(a)
42,000 38,591
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
267,000 263,151
5.88%, 4/01/2029
(a)
200,000 195,982
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.63%, 1/15/2029
(a)
130,000 119,726
6.75%, 1/15/2030
(a)
351,000 315,527
FirstCash, Inc.
4.63%, 9/01/2028
(a)
160,000 149,584
5.63%, 1/01/2030
(a)
142,000 135,511
Foot Locker, Inc. , 4.00% , 10/01/2029
(a)(b)
280,000 236,070
Forestar Group, Inc.
3.85%, 5/15/2026
(a)
190,000 180,433
5.00%, 3/01/2028
(a)
12,000 11,407
Foundation Building Materials, Inc. , 6.00% ,
3/01/2029
(a)
85,000 74,692
Full House Resorts, Inc. , 8.25% , 2/15/2028
(a)
(b)
185,000 175,575
Gap, Inc. (The)
3.63%, 10/01/2029
(a)
261,000 223,521
3.88%, 10/01/2031
(a)
297,000 245,142

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.7% (continued)
Genting New York LLC / Genny Capital, Inc. ,
3.30% , 2/15/2026
(a)
63,000 58,340
G-III Apparel Group Ltd. , 7.88% , 8/15/2025
(a)
(b)
350,000 351,598
Global Auto Holdings Ltd./AAG FH UK Ltd. ,
8.38% , 1/15/2029
(a)
40,000 37,781
Golden Entertainment, Inc. , 7.63% ,
4/15/2026
(a)
5,000 5,030
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025 10,000 10,146
5.00%, 5/31/2026
(b)
10,000 9,805
4.88%, 3/15/2027 90,000 86,744
5.00%, 7/15/2029
(b)
10,000 9,387
5.25%, 4/30/2031 129,000 117,471
5.25%, 7/15/2031
(b)
212,000 192,777
5.63%, 4/30/2033
(b)
182,000 164,726
GPS Hospitality Holding Co. LLC / GPS Finco,
Inc. , 7.00% , 8/15/2028
(a)
189,000 149,081
Group 1 Automotive, Inc. , 4.00% , 8/15/2028
(a)
147,000 135,556
Guitar Center, Inc. , 8.50% , 1/15/2026
(a)
67,000 59,433
GYP Holdings III Corp. , 4.63% , 5/01/2029
(a)
95,000 88,090
H&E Equipment Services, Inc. , 3.88% ,
12/15/2028
(a)
282,000 256,039
Hanesbrands, Inc.
4.88%, 5/15/2026
(a)(b)
250,000 240,824
9.00%, 2/15/2031
(a)(b)
422,000 425,420
Hawaiian Airlines Pass-Through Certificates ,
Series 2013-1 , Class A , 3.90% , 1/15/2026 377,698 351,799
Hawaiian Brand Intellectual Property Ltd.
/ HawaiianMiles Loyalty Ltd. , 5.75% ,
1/20/2026
(a)
469,200 440,879
Hilton Domestic Operating Co., Inc.
5.38%, 5/01/2025
(a)
20,000 19,989
5.75%, 5/01/2028
(a)
59,000 59,063
3.75%, 5/01/2029
(a)
200,000 183,647
4.88%, 1/15/2030 339,000 326,890
4.00%, 5/01/2031
(a)
290,000 260,293
3.63%, 2/15/2032
(a)
393,000 337,328
Hilton Grand Vacations Borrower Escrow LLC
/ Hilton Grand Vacations Borrower Escrow,
Inc.
5.00%, 6/01/2029
(a)
154,000 142,299
4.88%, 7/01/2031
(a)
127,000 112,701
6.63%, 1/15/2032
(a)
245,000 245,922
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp. , 4.88% ,
4/01/2027 66,000 64,762
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(c)
25,000 24,386
6.00%, 5/15/2027
(a)(c)
160,000 158,387
6.38%, 5/15/2029
(a)(c)
120,000 119,189
Installed Building Products, Inc. , 5.75% ,
2/01/2028
(a)
80,000 78,428
Interface, Inc. , 5.50% , 12/01/2028
(a)
35,000 32,769
International Game Technology PLC
6.50%, 2/15/2025
(a)
45,000 45,086
4.13%, 4/15/2026
(a)
155,000 150,052
6.25%, 1/15/2027
(a)
304,000 305,608
5.25%, 1/15/2029
(a)
205,000 199,942
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.7% (continued)
IRB Holding Corp. , 7.00% , 6/15/2025
(a)
94,000 93,464
Jacobs Entertainment, Inc. , 6.75% ,
2/15/2029
(a)
118,000 111,954
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(a)
85,000 85,762
4.50%, 10/01/2027
(a)
20,000 18,909
5.88%, 1/15/2028
(a)(b)
72,740 71,188
5.50%, 7/15/2029
(a)(b)
86,000 82,182
JB Poindexter & Co., Inc. , 8.75% ,
12/15/2031
(a)
47,000 48,110
K Hovnanian Enterprises, Inc. , 11.75% ,
9/30/2029
(a)
55,000 60,939
KB Home
6.88%, 6/15/2027 120,000 123,737
4.80%, 11/15/2029 12,000 11,322
7.25%, 7/15/2030 135,000 139,386
4.00%, 6/15/2031 31,000 27,411
Ken Garff Automotive LLC , 4.88% ,
9/15/2028
(a)
50,000 46,679
KFC Holding Co. / Pizza Hut Holdings
LLC / Taco Bell of America LLC , 4.75% ,
6/01/2027
(a)
57,000 55,744
Kohl's Corp.
4.25%, 7/17/2025
(b)
135,000 131,576
4.63%, 5/01/2031 364,000 291,218
5.55%, 7/17/2045 96,000 65,379
Kontoor Brands, Inc. , 4.13% , 11/15/2029
(a)
14,000 12,710
Las Vegas Sands Corp.
2.90%, 6/25/2025 13,000 12,566
3.50%, 8/18/2026 339,000 323,668
3.90%, 8/08/2029 191,000 176,146
LBM Acquisition LLC , 6.25% , 1/15/2029
(a)
123,000 111,749
LCM Investments Holdings II LLC
4.88%, 5/01/2029
(a)
190,000 171,768
8.25%, 8/01/2031
(a)
142,000 145,642
Levi Strauss & Co. , 3.50% , 3/01/2031
(a)
90,000 77,976
LGI Homes, Inc.
8.75%, 12/15/2028
(a)
167,000 176,337
4.00%, 7/15/2029
(a)
234,000 202,477
Life Time, Inc.
5.75%, 1/15/2026
(a)
296,000 293,212
8.00%, 4/15/2026
(a)
105,000 106,132
Light & Wonder International, Inc.
7.00%, 5/15/2028
(a)
127,000 127,462
7.25%, 11/15/2029
(a)(b)
160,000 164,266
7.50%, 9/01/2031
(a)
255,000 265,569
Lindblad Expeditions Holdings, Inc. , 9.00% ,
5/15/2028
(a)
10,000 10,382
Lindblad Expeditions LLC , 6.75% ,
2/15/2027
(a)
10,000 9,995
Lions Gate Capital Holdings LLC , 5.50% ,
4/15/2029
(a)
280,000 212,879
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
107,000 102,539
3.88%, 6/01/2029
(a)(b)
178,000 159,845
4.38%, 1/15/2031
(a)
217,000 194,404
Live Nation Entertainment, Inc.
5.63%, 3/15/2026
(a)
10,000 9,931
6.50%, 5/15/2027
(a)
392,000 396,276

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.7% (continued)
Live Nation Entertainment, Inc. (continued)
4.75%, 10/15/2027
(a)(b)
336,000 321,669
3.75%, 1/15/2028
(a)
85,000 78,510
LSF9 Atlantis Holdings LLC / Victra Finance
Corp. , 7.75% , 2/15/2026
(a)
336,000 323,929
M/I Homes, Inc.
4.95%, 2/01/2028 156,000 149,331
3.95%, 2/15/2030 22,000 19,687
Macy's Retail Holdings LLC
5.88%, 4/01/2029
(a)
11,000 10,662
5.88%, 3/15/2030
(a)(b)
195,000 184,897
6.13%, 3/15/2032
(a)(b)
126,000 119,106
6.70%, 7/15/2034
(a)
115,000 96,721
4.50%, 12/15/2034 20,000 16,852
6.38%, 3/15/2037 110,000 98,125
5.13%, 1/15/2042 55,000 43,714
4.30%, 2/15/2043 51,000 38,560
MajorDrive Holdings IV LLC , 6.38% ,
6/01/2029
(a)
189,000 160,507
Marks & Spencer PLC , 7.13% , 12/01/2037
(a)(b)
10,000 10,164
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028
(b)
22,000 20,299
4.50%, 6/15/2029
(a)(b)
79,000 70,994
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
200,000 193,339
4.63%, 3/01/2030
(a)
263,000 239,555
Melco Resorts Finance Ltd.
4.88%, 6/06/2025 111,000 108,204
5.25%, 4/26/2026 64,000 61,365
5.63%, 7/17/2027 74,000 69,785
5.75%, 7/21/2028
(a)
225,000 210,257
5.38%, 12/04/2029
(a)
308,000 274,855
Merlin Entertainments Ltd. , 5.75% ,
6/15/2026
(a)
64,000 63,547
MGM China Holdings Ltd.
5.25%, 6/18/2025
(a)
224,000 219,100
5.88%, 5/15/2026
(a)
130,000 127,261
4.75%, 2/01/2027
(a)
189,000 177,332
MGM Resorts International
5.75%, 6/15/2025 24,000 24,025
4.63%, 9/01/2026 113,000 109,755
5.50%, 4/15/2027 140,000 138,177
4.75%, 10/15/2028 175,000 165,212
Michaels Cos., Inc. (The)
5.25%, 5/01/2028
(a)
280,000 219,719
7.88%, 5/01/2029
(a)
324,000 206,655
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp. , 4.88% , 5/01/2029
(a)
80,000 74,108
Mohegan Tribal Gaming Authority
8.00%, 2/01/2026
(a)
390,000 366,610
13.25%, 12/15/2027
(a)
50,000 53,732
Motion Bondco DAC , 6.63% , 11/15/2027
(a)
140,000 134,462
Murphy Oil USA, Inc.
5.63%, 5/01/2027 12,000 11,966
4.75%, 9/15/2029 184,000 174,264
3.75%, 2/15/2031
(a)
113,000 98,131
NCL Corp. Ltd.
5.88%, 3/15/2026
(a)
386,000 376,669
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.7% (continued)
NCL Corp. Ltd. (continued)
5.88%, 2/15/2027
(a)
113,000 111,343
8.38%, 2/01/2028
(a)
65,000 68,209
8.13%, 1/15/2029
(a)
124,000 130,070
7.75%, 2/15/2029
(a)
221,000 223,046
NCL Finance Ltd. , 6.13% , 3/15/2028
(a)
210,000 200,681
New Home Co., Inc. (The) , 8.25% ,
10/15/2027
(a)
245,000 227,580
Newell Brands, Inc.
4.88%, 6/01/2025 99,000 97,111
5.20%, 4/01/2026 495,000 481,273
6.38%, 9/15/2027
(b)
210,000 206,702
6.63%, 9/15/2029 69,000 67,160
6.38%, 4/01/2036 20,000 17,811
6.50%, 4/01/2046 115,000 92,762
NMG Holding Co., Inc. / Neiman Marcus Group
LLC , 7.13% , 4/01/2026
(a)
306,000 298,650
Nordstrom, Inc.
4.00%, 3/15/2027 70,000 65,410
6.95%, 3/15/2028
(b)
50,000 50,573
4.38%, 4/01/2030 371,000 324,614
4.25%, 8/01/2031
(b)
57,000 47,547
5.00%, 1/15/2044 35,000 25,268
Odeon Finco PLC , 12.75% , 11/01/2027
(a)
10,000 10,055
Ontario Gaming GTA LP , 8.00% , 8/01/2030
(a)
83,000 86,527
OPENLANE, Inc. , 5.13% , 6/01/2025
(a)
71,000 70,002
Papa John's International, Inc. , 3.88% ,
9/15/2029
(a)
82,000 72,779
Park River Holdings, Inc.
5.63%, 2/01/2029
(a)
85,000 69,581
6.75%, 8/01/2029
(a)
30,000 25,549
Patrick Industries, Inc.
7.50%, 10/15/2027
(a)
10,000 10,076
4.75%, 5/01/2029
(a)
91,000 83,850
Penn Entertainment, Inc.
5.63%, 1/15/2027
(a)
130,000 125,604
4.13%, 7/01/2029
(a)(b)
14,000 12,024
Penske Automotive Group, Inc.
3.50%, 9/01/2025 115,000 111,860
3.75%, 6/15/2029 68,000 60,265
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
146,000 136,190
7.75%, 2/15/2029
(a)
371,000 360,015
PM General Purchaser LLC , 9.50% ,
10/01/2028
(a)
79,000 79,807
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp.
5.63%, 9/01/2029
(a)
166,000 124,957
5.88%, 9/01/2031
(a)
208,000 150,922
QVC, Inc.
4.45%, 2/15/2025 50,000 48,432
4.75%, 2/15/2027 309,000 257,773
4.38%, 9/01/2028 120,000 87,635
5.45%, 8/15/2034 10,000 6,630
5.95%, 3/15/2043 66,000 39,267

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.7% (continued)
Raising Cane's Restaurants LLC , 9.38% ,
5/01/2029
(a)
111,000 118,943
Raptor Acquisition Corp. / Raptor Co.-Issuer
LLC , 4.88% , 11/01/2026
(a)
75,000 72,171
Real Hero Merger Sub 2, Inc. , 6.25% ,
2/01/2029
(a)
91,000 78,957
Resideo Funding, Inc. , 4.00% , 9/01/2029
(a)
225,000 195,751
Resorts World Las Vegas LLC/RWLV Capital
Inc.
4.63%, 4/16/2029 200,000 177,094
8.45%, 7/27/2030
(a)
100,000 104,515
4.63%, 4/06/2031
(a)
100,000 83,448
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028
(a)
120,000 123,148
7.75%, 3/15/2031
(a)
315,000 331,676
Royal Caribbean Cruises Ltd.
4.25%, 7/01/2026
(a)
220,000 211,378
5.50%, 8/31/2026
(a)
148,000 146,518
5.38%, 7/15/2027
(a)
318,000 312,755
11.63%, 8/15/2027
(a)
234,000 254,485
7.50%, 10/15/2027 50,000 52,582
3.70%, 3/15/2028 12,000 11,062
5.50%, 4/01/2028
(a)
281,000 276,968
8.25%, 1/15/2029
(a)
230,000 244,012
9.25%, 1/15/2029
(a)
181,000 194,635
7.25%, 1/15/2030
(a)
80,000 83,371
Sally Holdings LLC / Sally Capital, Inc. , 5.63% ,
12/01/2025 20,000 19,791
Scientific Games Holdings LP/Scientific Games
US FinCo, Inc. , 6.63% , 3/01/2030
(a)
94,000 89,074
Scotts Miracle-GRO Co. (The)
5.25%, 12/15/2026 13,000 12,613
4.50%, 10/15/2029 55,000 48,831
4.00%, 4/01/2031 65,000 54,724
4.38%, 2/01/2032 54,000 45,275
SeaWorld Parks & Entertainment, Inc. , 5.25% ,
8/15/2029
(a)
266,000 248,644
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/2028 141,000 134,632
4.75%, 4/01/2029 13,000 12,231
Six Flags Entertainment Corp.
5.50%, 4/15/2027
(a)(b)
35,000 34,826
7.25%, 5/15/2031
(a)(b)
11,000 11,220
Six Flags Theme Parks, Inc. , 7.00% ,
7/01/2025
(a)
77,000 77,378
Sizzling Platter LLC / Sizzling Platter Finance
Corp. , 8.50% , 11/28/2025
(a)
65,000 65,072
Sonic Automotive, Inc.
4.63%, 11/15/2029
(a)
181,000 163,726
4.88%, 11/15/2031
(a)(b)
106,000 92,759
Specialty Building Products Holdings LLC /
SBP Finance Corp. , 6.38% , 9/30/2026
(a)
93,000 91,245
Speedway Motorsports LLC / Speedway
Funding II, Inc. , 4.88% , 11/01/2027
(a)
11,000 10,435
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman
Ltd.
8.00%, 9/20/2025
(a)
68,000 44,440
8.00%, 9/20/2025
(a)
130,000 85,131
SRS Distribution, Inc.
4.63%, 7/01/2028
(a)
156,000 145,450
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.7% (continued)
SRS Distribution, Inc. (continued)
6.13%, 7/01/2029
(a)
150,000 141,917
6.00%, 12/01/2029
(a)
269,000 251,784
Staples, Inc.
7.50%, 4/15/2026
(a)
536,000 503,240
10.75%, 4/15/2027
(a)
294,000 227,688
Station Casinos LLC
4.50%, 2/15/2028
(a)
280,000 263,990
4.63%, 12/01/2031
(a)
105,000 94,170
Steelcase, Inc. , 5.13% , 1/18/2029 40,000 38,301
STL Holding Co. LLC , 7.50% , 2/15/2026
(a)
240,000 244,220
Studio City Co. Ltd. , 7.00% , 2/15/2027
(a)
10,000 9,906
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
203,000 199,259
6.50%, 1/15/2028
(a)
136,000 126,390
5.00%, 1/15/2029
(a)
432,000 369,287
Suburban Propane Partners LP/Suburban
Energy Finance Corp. , 5.00% , 6/01/2031
(a)
105,000 94,369
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp. ,
5.88% , 5/15/2025
(a)
15,000 14,828
Superior Plus LP / Superior General Partner,
Inc. , 4.50% , 3/15/2029
(a)
130,000 118,048
SWF Escrow Issuer Corp. , 6.50% ,
10/01/2029
(a)
139,000 95,984
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027
(a)
125,000 125,006
5.75%, 1/15/2028
(a)
115,000 114,405
5.13%, 8/01/2030
(a)
80,000 76,409
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(a)
96,000 86,688
3.88%, 10/15/2031
(a)
296,000 249,745
Tenneco, Inc. , 8.00% , 11/17/2028
(a)
700,000 611,679
Thor Industries, Inc. , 4.00% , 10/15/2029
(a)
60,000 53,357
Titan International, Inc. , 7.00% , 4/30/2028 110,000 109,494
TKC Holdings, Inc.
6.88%, 5/15/2028
(a)(b)
155,000 141,664
10.50%, 5/15/2029
(a)
140,000 127,086
Travel + Leisure Co.
6.60%, 10/01/2025 119,000 120,341
6.63%, 7/31/2026
(a)
222,000 223,961
6.00%, 4/01/2027 351,000 350,428
4.50%, 12/01/2029
(a)
85,000 77,537
4.63%, 3/01/2030
(a)
50,000 45,006
TRI Pointe Group, Inc.
5.25%, 6/01/2027 126,000 123,833
5.70%, 6/15/2028 131,000 129,190
Under Armour, Inc. , 3.25% , 6/15/2026 112,000 105,215
United Airlines Pass-Through Trust , Series
2016-2 , Class A , 3.10% , 10/07/2028 137,570 120,464
United Airlines, Inc.
4.38%, 4/15/2026
(a)
456,000 440,283
4.63%, 4/15/2029
(a)
451,000 417,752
Vail Resorts, Inc. , 6.25% , 5/15/2025
(a)
28,000 28,046
Verde Purchaser LLC , 10.50% , 11/30/2030
(a)
290,000 299,386
Victoria's Secret & Co. , 4.63% , 7/15/2029
(a)(b)
158,000 133,604
Viking Cruises Ltd.
6.25%, 5/15/2025
(a)
12,000 11,970

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.7% (continued)
Viking Cruises Ltd. (continued)
5.88%, 9/15/2027
(a)
208,000 200,835
7.00%, 2/15/2029
(a)
11,000 10,976
9.13%, 7/15/2031
(a)
247,000 264,301
Viking Ocean Cruises Ship VII Ltd. , 5.63% ,
2/15/2029
(a)
73,000 71,073
VistaJet Malta Finance PLC / Vista
Management Holding, Inc. , 9.50% ,
6/01/2028
(a)(b)
150,000 127,078
VistaJet Malta Finance PLC / XO Management
Holding, Inc.
7.88%, 5/01/2027
(a)(b)
175,000 147,854
6.38%, 2/01/2030
(a)
14,000 10,128
VOC Escrow Ltd. , 5.00% , 2/15/2028
(a)
10,000 9,570
Wabash National Corp. , 4.50% , 10/15/2028
(a)
190,000 173,095
Walgreens Boots Alliance, Inc.
3.45%, 6/01/2026
(b)
355,000 339,726
3.20%, 4/15/2030
(b)
75,000 65,987
4.80%, 11/18/2044
(b)
171,000 143,594
4.65%, 6/01/2046 25,000 20,633
4.10%, 4/15/2050
(b)
139,000 101,838
White Capital Buyer LLC , 6.88% ,
10/15/2028
(a)
145,000 141,856
White Capital Parent LLC , 8.25% ,
3/15/2026
(a)(c)
10,000 9,992
William Carter Co. (The) , 5.63% , 3/15/2027
(a)
57,000 56,163
Windsor Holdings III LLC , 8.50% ,
6/15/2030
(a)
326,000 335,851
Winnebago Industries, Inc. , 6.25% ,
7/15/2028
(a)
10,000 9,891
WMG Acquisition Corp.
3.75%, 12/01/2029
(a)
79,000 71,332
3.88%, 7/15/2030
(a)
221,000 197,011
3.00%, 2/15/2031
(a)
136,000 115,317
Wolverine World Wide, Inc. , 4.00% ,
8/15/2029
(a)
164,000 132,157
Wyndham Hotels & Resorts, Inc. , 4.38% ,
8/15/2028
(a)
115,000 107,381
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
5.50%, 3/01/2025
(a)
100,000 99,873
5.25%, 5/15/2027
(a)
190,000 185,766
Wynn Macau Ltd.
5.50%, 1/15/2026
(a)
241,000 233,878
5.50%, 10/01/2027
(a)(b)
120,000 112,891
5.63%, 8/26/2028
(a)(b)
369,000 343,297
5.13%, 12/15/2029
(a)
319,000 283,512
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
5.13%, 10/01/2029
(a)
99,000 93,702
7.13%, 2/15/2031
(a)
231,000 238,275
Yum! Brands, Inc.
4.75%, 1/15/2030
(a)
358,000 343,888
3.63%, 3/15/2031
(b)
136,000 120,302
4.63%, 1/31/2032 414,000 383,745
5.38%, 4/01/2032 345,000 335,622
6.88%, 11/15/2037 186,000 202,153
5.35%, 11/01/2043 105,000 101,568
ZF North America Capital, Inc.
4.75%, 4/29/2025
(a)
171,000 168,733
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.7% (continued)
ZF North America Capital, Inc. (continued)
6.88%, 4/14/2028
(a)
119,000 122,577
7.13%, 4/14/2030
(a)
104,000 109,683
61,325,839
Consumer, Non-cyclical – 14.8%
180 Medical, Inc. , 3.88% , 10/15/2029
(a)
67,000 60,186
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
10,000 9,812
5.00%, 4/15/2029
(a)
31,000 29,696
ACCO Brands Corp. , 4.25% , 3/15/2029
(a)
70,000 63,480
AdaptHealth LLC
6.13%, 8/01/2028
(a)
111,000 97,140
4.63%, 8/01/2029
(a)
74,000 58,519
5.13%, 3/01/2030
(a)(b)
97,000 76,154
ADT Security Corp. (The)
4.13%, 8/01/2029
(a)
290,000 267,571
4.88%, 7/15/2032
(a)
13,000 11,923
Adtalem Global Education, Inc. , 5.50% ,
3/01/2028
(a)
31,000 29,328
AHP Health Partners, Inc. , 5.75% ,
7/15/2029
(a)
15,000 13,307
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(a)
236,000 224,543
7.50%, 3/15/2026
(a)
9,000 9,179
4.63%, 1/15/2027
(a)
340,000 329,909
5.88%, 2/15/2028
(a)
105,000 104,857
6.50%, 2/15/2028
(a)
158,000 159,671
3.50%, 3/15/2029
(a)
452,000 408,781
4.88%, 2/15/2030
(a)
231,000 221,139
Albion Financing 1 Sarl / Aggreko Holdings,
Inc. , 6.13% , 10/15/2026
(a)
170,000 167,584
Albion Financing 2 Sarl , 8.75% , 4/15/2027
(a)
215,000 215,252
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
567,000 559,180
9.75%, 7/15/2027
(a)
250,000 244,388
6.00%, 6/01/2029
(a)
285,000 236,000
Allied Universal Holdco LLC / Allied Universal
Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
240,000 217,266
4.63%, 6/01/2028
(a)
99,000 88,965
Alta Equipment Group, Inc. , 5.63% ,
4/15/2026
(a)
14,000 13,433
AMN Healthcare, Inc.
4.63%, 10/01/2027
(a)
60,000 57,192
4.00%, 4/15/2029
(a)
35,000 31,760
APi Group DE, Inc.
4.13%, 7/15/2029
(a)
11,000 10,034
4.75%, 10/15/2029
(a)
30,000 28,042
Aptim Corp. , 7.75% , 6/15/2025
(a)
117,000 111,761
APX Group, Inc.
6.75%, 2/15/2027
(a)
109,000 109,384
5.75%, 7/15/2029
(a)
305,000 289,637
Arrow Bidco LLC , 10.75% , 6/15/2025
(a)
300,000 309,556
Avantor Funding, Inc.
4.63%, 7/15/2028
(a)
348,000 331,502
3.88%, 11/01/2029
(a)(b)
255,000 231,286

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.8% (continued)
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
5.75%, 7/15/2027
(a)
136,000 131,395
5.75%, 7/15/2027
(a)
130,000 124,687
4.75%, 4/01/2028
(a)
14,000 12,908
5.38%, 3/01/2029
(a)(b)
138,000 127,669
8.00%, 2/15/2031
(a)
13,000 12,970
B&G Foods, Inc.
5.25%, 4/01/2025 30,000 29,445
5.25%, 9/15/2027
(b)
160,000 144,283
8.00%, 9/15/2028
(a)(b)
82,000 85,434
Bausch & Lomb Escrow Corp. , 8.38% ,
10/01/2028
(a)
455,000 473,517
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
111,000 103,465
8.50%, 1/31/2027
(a)
132,000 73,118
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(a)
295,000 270,948
9.00%, 12/15/2025
(a)
121,000 114,494
6.13%, 2/01/2027
(a)
240,000 151,950
5.75%, 8/15/2027
(a)
95,000 56,995
7.00%, 1/15/2028
(a)
142,000 62,992
5.00%, 1/30/2028
(a)
75,000 32,243
4.88%, 6/01/2028
(a)
340,000 191,851
11.00%, 9/30/2028
(a)
428,000 292,737
5.00%, 2/15/2029
(a)
97,000 41,006
6.25%, 2/15/2029
(a)
217,000 92,717
5.25%, 1/30/2030
(a)
278,000 112,684
14.00%, 10/15/2030
(a)
11,000 6,190
5.25%, 2/15/2031
(a)
270,000 113,901
BellRing Brands, Inc. , 7.00% , 3/15/2030
(a)
104,000 106,914
Block, Inc.
2.75%, 6/01/2026 327,000 305,988
3.50%, 6/01/2031 14,000 12,062
Brink's Co. (The)
5.50%, 7/15/2025
(a)
27,000 26,894
4.63%, 10/15/2027
(a)
205,000 194,927
C&S Group Enterprises LLC , 5.00% ,
12/15/2028
(a)
95,000 77,136
Cano Health LLC , 6.25% , 10/01/2028
(a)
23,000 1,701
Carriage Services, Inc. , 4.25% , 5/15/2029
(a)
13,000 11,287
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027
(a)
201,000 193,854
3.13%, 2/15/2029
(a)
10,000 8,791
3.50%, 4/01/2030
(a)
86,000 75,570
Central Garden & Pet Co.
5.13%, 2/01/2028 115,000 111,382
4.13%, 10/15/2030 173,000 154,847
4.13%, 4/30/2031
(a)
11,000 9,733
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
29,000 27,399
3.75%, 3/15/2029
(a)
201,000 183,196
4.00%, 3/15/2031
(a)
204,000 181,292
Cheplapharm Arzneimittel GmbH , 5.50% ,
1/15/2028
(a)
105,000 99,432
Chobani LLC / Chobani Finance Corp., Inc.
4.63%, 11/15/2028
(a)
155,000 145,152
7.63%, 7/01/2029
(a)
195,000 197,958
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.8% (continued)
CHS/Community Health Systems, Inc.
8.00%, 3/15/2026
(a)
339,000 333,742
5.63%, 3/15/2027
(a)
306,000 283,345
8.00%, 12/15/2027
(a)
270,000 265,464
6.88%, 4/01/2028
(a)
110,000 72,680
6.00%, 1/15/2029
(a)
155,000 140,039
6.88%, 4/15/2029
(a)
275,000 189,103
6.13%, 4/01/2030
(a)
293,000 193,263
5.25%, 5/15/2030
(a)
455,000 377,695
4.75%, 2/15/2031
(a)
269,000 214,540
10.88%, 1/15/2032
(a)
79,000 82,937
Cimpress PLC , 7.00% , 6/15/2026 165,000 162,912
CoreCivic, Inc.
8.25%, 4/15/2026 130,000 133,210
4.75%, 10/15/2027 475,000 446,642
CoreLogic, Inc. , 4.50% , 5/01/2028
(a)
130,000 115,237
Coty, Inc.
5.00%, 4/15/2026
(a)
159,000 156,109
6.50%, 4/15/2026
(a)
15,000 15,007
Coty, Inc. / HFC Prestige Products, Inc. / HFC
Prestige International US LLC
4.75%, 1/15/2029
(a)
169,000 161,230
6.63%, 7/15/2030
(a)
155,000 158,382
CPI CG, Inc. , 8.63% , 3/15/2026
(a)
230,000 226,363
Darling Ingredients, Inc.
5.25%, 4/15/2027
(a)
58,000 56,992
6.00%, 6/15/2030
(a)(b)
175,000 173,911
DaVita, Inc.
4.63%, 6/01/2030
(a)
627,000 554,606
3.75%, 2/15/2031
(a)
262,000 215,783
Deluxe Corp. , 8.00% , 6/01/2029
(a)
105,000 94,490
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
252,000 246,524
4.13%, 4/01/2029
(a)
115,000 105,186
Elanco Animal Health, Inc. , 6.65% , 8/28/2028 125,000 128,121
Embecta Corp.
5.00%, 2/15/2030
(a)(b)
11,000 9,000
6.75%, 2/15/2030
(a)
197,000 172,996
Emergent Biosolutions, Inc. , 3.88% ,
8/15/2028
(a)
85,000 32,178
Encompass Health Corp.
5.75%, 9/15/2025 50,000 49,787
4.50%, 2/01/2028 174,000 166,321
4.75%, 2/01/2030 351,000 329,565
4.63%, 4/01/2031 50,000 45,881
Fortrea Holdings, Inc. , 7.50% , 7/01/2030
(a)(b)
69,000 70,140
Garda World Security Corp.
4.63%, 2/15/2027
(a)
30,000 28,369
9.50%, 11/01/2027
(a)
193,000 194,173
7.75%, 2/15/2028
(a)
12,000 12,237
6.00%, 6/01/2029
(a)
205,000 180,380
Garden Spinco Corp. , 8.63% , 7/20/2030
(a)
55,000 58,860
GEO Group, Inc. (The)
10.50%, 6/30/2028 175,000 178,363
9.50%, 12/31/2028
(a)
215,000 209,466

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.8% (continued)
Global Medical Response, Inc. , 6.50% ,
10/01/2025
(a)
84,000 72,028
Graham Holdings Co. , 5.75% , 6/01/2026
(a)
113,000 111,836
Grand Canyon University
4.38%, 10/01/2026 110,000 105,045
5.13%, 10/01/2028
(b)
56,000 50,810
Grifols SA , 4.75% , 10/15/2028
(a)
243,000 208,567
GTCR W-2 Merger Sub LLC , 7.50% ,
1/15/2031
(a)
620,000 645,982
HealthEquity, Inc. , 4.50% , 10/01/2029
(a)
48,000 44,818
Heartland Dental LLC / Heartland Dental
Finance Corp.
8.50%, 5/01/2026
(a)
12,000 11,914
10.50%, 4/30/2028
(a)
225,000 234,654
Herbalife Nutrition Ltd. / HLF Financing, Inc. ,
7.88% , 9/01/2025
(a)
418,000 415,005
Herc Holdings, Inc. , 5.50% , 7/15/2027
(a)
274,000 269,012
Hertz Corp. (The)
4.63%, 12/01/2026
(a)
81,000 72,900
5.00%, 12/01/2029
(a)(b)
244,000 193,268
H-Food Holdings LLC / Hearthside Finance
Co., Inc. , 8.50% , 6/01/2026
(a)
31,000 2,096
HLF Financing Sarl LLC / Herbalife
International, Inc. , 4.88% , 6/01/2029
(a)(b)
10,000 7,820
Hologic, Inc.
4.63%, 2/01/2028
(a)
192,000 185,284
3.25%, 2/15/2029
(a)
240,000 215,698
Ingles Markets, Inc. , 4.00% , 6/15/2031
(a)
115,000 101,621
IQVIA, Inc.
5.00%, 10/15/2026
(a)
132,000 129,417
5.00%, 5/15/2027
(a)
205,000 200,465
6.50%, 5/15/2030
(a)
215,000 219,233
Jazz Securities DAC , 4.38% , 1/15/2029
(a)
530,000 489,370
Kedrion SpA , 6.50% , 9/01/2029
(a)
305,000 273,102
KeHE Distributors LLC / KeHE Finance Corp. ,
8.63% , 10/15/2026
(a)
20,000 20,429
KeHE Distributors LLC / KeHE Finance Corp.
/ NextWave Distribution, Inc. , 9.00% ,
2/15/2029
(a)
242,000 244,716
Korn Ferry , 4.63% , 12/15/2027
(a)
10,000 9,560
Kronos Acquisition Holdings, Inc. / KIK
Custom Products, Inc.
5.00%, 12/31/2026
(a)
29,000 28,054
7.00%, 12/31/2027
(a)
55,000 53,682
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(a)
160,000 155,712
4.13%, 1/31/2030
(a)
309,000 282,036
4.38%, 1/31/2032
(a)
250,000 224,175
Land O'Lakes Capital Trust I , 7.45% ,
3/15/2028
(a)
65,000 62,695
Legacy LifePoint Health LLC , 4.38% ,
2/15/2027
(a)(b)
266,000 249,461
LifePoint Health, Inc.
5.38%, 1/15/2029
(a)
106,000 83,793
9.88%, 8/15/2030
(a)
285,000 294,564
11.00%, 10/15/2030
(a)
296,000 314,946
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.8% (continued)
Mallinckrodt International Finance
SA / Mallinckrodt CB LLC , 14.75% ,
11/14/2028
(a)
170,000 185,099
Matthews International Corp. , 5.25% ,
12/01/2025
(a)
10,000 9,791
Mavis Tire Express Services Topco Corp. ,
6.50% , 5/15/2029
(a)
110,000 101,064
Medline Borrower LP
3.88%, 4/01/2029
(a)
1,086,000 983,396
5.25%, 10/01/2029
(a)
460,000 428,947
Mobius Merger Sub, Inc. , 9.00% , 6/01/2030
(a)
70,000 69,072
ModivCare Escrow Issuer, Inc. , 5.00% ,
10/01/2029
(a)(b)
76,000 61,557
ModivCare, Inc. , 5.88% , 11/15/2025
(a)
116,000 115,181
Molina Healthcare, Inc.
4.38%, 6/15/2028
(a)
263,000 246,625
3.88%, 11/15/2030
(a)
165,000 144,950
3.88%, 5/15/2032
(a)
215,000 185,311
MPH Acquisition Holdings LLC
5.50%, 9/01/2028
(a)
182,000 161,558
5.75%, 11/01/2028
(a)
300,000 238,554
Neptune Bidco US, Inc. , 9.29% , 4/15/2029
(a)
898,000 857,386
NESCO Holdings II, Inc. , 5.50% , 4/15/2029
(a)
155,000 145,264
Option Care Health, Inc. , 4.38% , 10/31/2029
(a)
13,000 11,873
Organon & Co. / Organon Foreign Debt Co.-
Issuer BV
4.13%, 4/30/2028
(a)
576,000 526,258
5.13%, 4/30/2031
(a)(b)
605,000 520,249
Oriflame Investment Holding PLC , 5.13% ,
5/04/2026
(a)
125,000 34,952
Owens & Minor, Inc.
4.50%, 3/31/2029
(a)
74,000 65,258
6.63%, 4/01/2030
(a)
127,000 121,050
P&L Development LLC / PLD Finance Corp. ,
7.75% , 11/15/2025
(a)
164,000 133,858
Paysafe Finance PLC / Paysafe Holdings US
Corp. , 4.00% , 6/15/2029
(a)(b)
3,000 2,680
PECF USS Intermediate Holding III Corp. ,
8.00% , 11/15/2029
(a)
116,000 55,966
Pediatrix Medical Group, Inc. , 5.38% ,
2/15/2030
(a)(b)
15,000 13,449
Performance Food Group, Inc.
5.50%, 10/15/2027
(a)
240,000 234,569
4.25%, 8/01/2029
(a)
235,000 215,344
Perrigo Finance Unlimited Co.
4.38%, 3/15/2026 240,000 234,655
4.65%, 6/15/2030 13,000 11,942
4.90%, 12/15/2044 20,000 15,817
Port of Newcastle Investments Financing Pty
Ltd. , 5.90% , 11/24/2031
(a)(b)
31,000 27,950
Post Holdings, Inc.
5.63%, 1/15/2028
(a)(b)
222,000 218,359
5.50%, 12/15/2029
(a)(b)
343,000 331,770
4.63%, 4/15/2030
(a)
247,000 227,183
4.50%, 9/15/2031
(a)
430,000 386,093
Prestige Brands, Inc.
5.13%, 1/15/2028
(a)
5,000 4,891
3.75%, 4/01/2031
(a)
80,000 69,660

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.8% (continued)
Prime Healthcare Services, Inc. , 7.25% ,
11/01/2025
(a)
286,000 284,650
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.75%, 4/15/2026
(a)
415,000 415,236
3.38%, 8/31/2027
(a)
240,000 221,088
6.25%, 1/15/2028
(a)(b)
161,000 159,632
Primo Water Holdings, Inc. , 4.38% ,
4/30/2029
(a)
317,000 289,351
PROG Holdings, Inc. , 6.00% , 11/15/2029
(a)
90,000 82,624
RegionalCare Hospital Partners Holdings,
Inc. / LifePoint Health, Inc. , 9.75% ,
12/01/2026
(a)
274,000 273,881
Sabre GLBL, Inc.
8.63%, 6/01/2027
(a)
174,000 162,703
11.25%, 12/15/2027
(a)
298,000 298,196
Safeway, Inc. , 7.25% , 2/01/2031 10,000 10,498
SEG Holding LLC / SEG Finance Corp. , 5.63% ,
10/15/2028
(a)
41,000 41,510
Select Medical Corp. , 6.25% , 8/15/2026
(a)
196,000 196,028
Service Corp. International
4.63%, 12/15/2027 91,000 88,238
5.13%, 6/01/2029
(b)
92,000 89,981
3.38%, 8/15/2030 165,000 143,815
4.00%, 5/15/2031 240,000 213,456
Shift4 Payments LLC / Shift4 Payments
Finance Sub, Inc. , 4.63% , 11/01/2026
(a)
92,000 89,727
Sigma Holdco BV , 7.88% , 5/15/2026
(a)
219,000 205,667
Signal Parent, Inc. , 6.13% , 4/01/2029
(a)
65,000 46,026
Simmons Foods, Inc./Simmons Prepared
Foods, Inc./Simmons Pet Food, Inc./
Simmons Feed Ingredients, Inc. , 4.63% ,
3/01/2029
(a)
120,000 103,346
Sotheby's , 7.38% , 10/15/2027
(a)
302,000 291,178
Sotheby's / Bidfair Holdings, Inc. , 5.88% ,
6/01/2029
(a)
11,000 9,587
Spectrum Brands, Inc.
5.00%, 10/01/2029
(a)
12,000 11,649
3.88%, 3/15/2031
(a)(b)
145,000 134,286
Star Parent, Inc. , 9.00% , 10/01/2030
(a)
327,000 343,718
StoneMor, Inc. , 8.50% , 5/15/2029
(a)
55,000 42,239
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
(a)
135,000 135,172
10.00%, 4/15/2027
(a)
17,000 17,234
Team Health Holdings, Inc. , 6.38% ,
2/01/2025
(a)
21,000 17,701
Teleflex, Inc.
4.63%, 11/15/2027 10,000 9,700
4.25%, 6/01/2028
(a)
210,000 199,068
Tenet Healthcare Corp.
4.88%, 1/01/2026 278,000 275,502
6.25%, 2/01/2027 204,000 203,404
5.13%, 11/01/2027 311,000 302,326
4.63%, 6/15/2028 75,000 71,127
6.13%, 10/01/2028
(b)
306,000 304,220
4.25%, 6/01/2029 216,000 200,231
4.38%, 1/15/2030 350,000 323,557
6.13%, 6/15/2030 425,000 425,056
6.75%, 5/15/2031
(a)
305,000 312,144
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.8% (continued)
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 85,000 79,548
4.98%, 11/15/2045 40,000 27,654
Tower Health , Series 2020 , 4.45% , 2/01/2050 10,000 4,590
TreeHouse Foods, Inc. , 4.00% , 9/01/2028 65,000 57,982
TriNet Group, Inc.
3.50%, 3/01/2029
(a)
285,000 252,452
7.13%, 8/15/2031
(a)
109,000 111,418
Triton Water Holdings, Inc. , 6.25% ,
4/01/2029
(a)
125,000 108,278
Turning Point Brands, Inc. , 5.63% ,
2/15/2026
(a)
215,000 209,206
United Natural Foods, Inc. , 6.75% ,
10/15/2028
(a)
108,000 90,765
United Rentals North America, Inc.
5.50%, 5/15/2027 88,000 87,790
3.88%, 11/15/2027 197,000 187,549
4.88%, 1/15/2028 164,000 160,044
5.25%, 1/15/2030 143,000 140,490
4.00%, 7/15/2030 233,000 213,130
3.88%, 2/15/2031
(b)
304,000 274,230
3.75%, 1/15/2032 158,000 139,050
Upbound Group, Inc. , 6.38% , 2/15/2029
(a)
13,000 12,383
US Acute Care Solutions LLC , 6.38% ,
3/01/2026
(a)
123,000 107,471
US Foods, Inc.
6.88%, 9/15/2028
(a)
72,000 73,892
4.75%, 2/15/2029
(a)
190,000 180,239
4.63%, 6/01/2030
(a)
95,000 88,525
7.25%, 1/15/2032
(a)
65,000 68,084
Varex Imaging Corp. , 7.88% , 10/15/2027
(a)
10,000 10,159
Vector Group Ltd.
10.50%, 11/01/2026
(a)
40,000 40,176
5.75%, 2/01/2029
(a)
211,000 194,661
Verscend Escrow Corp. , 9.75% , 8/15/2026
(a)
47,000 47,172
VT Topco, Inc. , 8.50% , 8/15/2030
(a)
50,000 52,243
Wand NewCo 3, Inc. , 7.63% , 1/30/2032
(a)
15,000 15,508
WASH Multifamily Acquisition, Inc. , 5.75% ,
4/15/2026
(a)
148,000 142,593
Williams Scotsman, Inc.
6.13%, 6/15/2025
(a)
13,000 12,975
4.63%, 8/15/2028
(a)
80,000 75,443
7.38%, 10/01/2031
(a)
126,000 132,020
WW International, Inc. , 4.50% , 4/15/2029
(a)(b)
79,000 38,231
ZipRecruiter, Inc. , 5.00% , 1/15/2030
(a)(b)
310,000 276,282
41,892,094
Diversified – 0.2%
Benteler International AG , 10.50% ,
5/15/2028
(a)(b)
114,000 122,061
Stena International SA
6.13%, 2/01/2025
(a)
33,000 33,000
7.25%, 1/15/2031
(a)
435,000 435,900
590,961

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 12.2%
Aethon United BR LP / Aethon United Finance
Corp. , 8.25% , 2/15/2026
(a)
315,000 313,983
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp. , 7.50% ,
5/01/2025
(a)
21,000 20,952
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
7.88%, 5/15/2026
(a)
60,000 61,420
5.75%, 3/01/2027
(a)
120,000 119,088
5.75%, 1/15/2028
(a)
213,000 209,138
5.38%, 6/15/2029
(a)
169,000 162,491
6.63%, 2/01/2032
(a)
102,000 101,749
Antero Resources Corp.
7.63%, 2/01/2029
(a)
211,000 217,260
5.38%, 3/01/2030
(a)
167,000 159,328
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
131,000 131,483
6.25%, 4/01/2028
(a)
169,000 167,081
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.
7.00%, 11/01/2026
(a)
29,000 29,017
9.00%, 11/01/2027
(a)
25,000 31,742
8.25%, 12/31/2028
(a)
108,000 110,370
5.88%, 6/30/2029
(a)
223,000 210,097
Athabasca Oil Corp. , 9.75% , 11/01/2026
(a)
71,000 75,544
Baytex Energy Corp.
8.75%, 4/01/2027
(a)
355,000 369,550
8.50%, 4/30/2030
(a)
363,000 376,660
Berry Petroleum Co. LLC , 7.00% , 2/15/2026
(a)
220,000 215,050
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
7.63%, 12/15/2025
(a)
106,000 107,124
6.63%, 7/15/2026
(a)
20,000 19,924
Bristow Group, Inc. , 6.88% , 3/01/2028
(a)
86,000 84,185
Buckeye Partners LP
4.13%, 3/01/2025
(a)
144,000 140,834
3.95%, 12/01/2026 127,000 120,736
4.13%, 12/01/2027 178,000 168,739
4.50%, 3/01/2028
(a)
20,000 18,779
5.85%, 11/15/2043 10,000 8,240
5.60%, 10/15/2044 125,000 96,329
California Resources Corp. , 7.13% ,
2/01/2026
(a)
117,000 118,558
Callon Petroleum Co.
6.38%, 7/01/2026
(b)
11,000 11,003
8.00%, 8/01/2028
(a)
149,000 154,540
7.50%, 6/15/2030
(a)
90,000 94,809
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
11.00%, 4/15/2025
(a)
11,000 11,181
8.13%, 1/15/2027
(a)
140,400 138,264
9.75%, 7/15/2028
(a)
138,000 138,376
CGG SA , 8.75% , 4/01/2027
(a)
107,000 94,330
Chesapeake Energy Corp.
5.50%, 2/01/2026
(a)
168,000 167,177
5.88%, 2/01/2029
(a)
234,000 232,385
6.75%, 4/15/2029
(a)
285,000 288,232
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 12.2% (continued)
Chord Energy Corp. , 6.38% , 6/01/2026
(a)
95,000 95,325
Civitas Resources, Inc.
5.00%, 10/15/2026
(a)
10,000 9,760
8.38%, 7/01/2028
(a)
512,000 538,395
8.63%, 11/01/2030
(a)
344,000 367,634
8.75%, 7/01/2031
(a)
368,000 392,336
CNX Resources Corp.
7.25%, 3/14/2027
(a)
10,000 10,041
6.00%, 1/15/2029
(a)
79,000 76,334
7.38%, 1/15/2031
(a)(b)
172,000 174,593
Comstock Resources, Inc.
6.75%, 3/01/2029
(a)
289,000 265,837
5.88%, 1/15/2030
(a)(b)
61,000 52,858
Conuma Resources Ltd. , 13.13% , 5/01/2028
(a)
55,000 53,203
Coronado Finance Pty Ltd. , 10.75% ,
5/15/2026
(a)
40,000 42,013
CQP Holdco LP / BIP-V Chinook Holdco LLC ,
5.50% , 6/15/2031
(a)
193,000 180,107
Crescent Energy Finance LLC
7.25%, 5/01/2026
(a)
285,000 284,656
9.25%, 2/15/2028
(a)
141,000 147,117
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025
(a)
15,000 14,950
5.00%, 5/01/2029
(a)
10,000 9,858
CSI Compressco LP / CSI Compressco Finance,
Inc. , 7.50% , 4/01/2025
(a)
70,000 70,063
CVR Energy, Inc.
5.25%, 2/15/2025
(a)
40,000 39,933
5.75%, 2/15/2028
(a)
209,000 193,441
8.50%, 1/15/2029
(a)
184,000 184,178
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
6.75%, 5/15/2025 58,000 57,658
7.13%, 6/01/2028
(a)
103,000 99,052
Diamond Foreign Asset Co. / Diamond Finance
LLC , 8.50% , 10/01/2030
(a)
80,000 82,241
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
105,000 96,472
4.38%, 6/15/2031
(a)
319,000 285,300
Encino Acquisition Partners Holdings LLC ,
8.50% , 5/01/2028
(a)
263,000 261,005
Endeavor Energy Resources LP / EER Finance,
Inc. , 5.75% , 1/30/2028
(a)
10,000 9,951
Enerflex Ltd. , 9.00% , 10/15/2027
(a)
225,000 226,083
EnLink Midstream LLC
5.63%, 1/15/2028
(a)
215,000 212,909
5.38%, 6/01/2029 234,000 228,051
6.50%, 9/01/2030
(a)
229,000 234,523
EnLink Midstream Partners LP
4.15%, 6/01/2025 13,000 12,724
4.85%, 7/15/2026 125,000 122,663
5.60%, 4/01/2044 91,000 80,630
5.05%, 4/01/2045 55,000 45,308
5.45%, 6/01/2047 10,000 8,765
EnQuest PLC , 11.63% , 11/01/2027
(a)(b)
65,000 61,792
Enviva Partners LP / Enviva Partners Finance
Corp. , 6.50% , 1/15/2026
(a)(d)
104,000 37,858
EQM Midstream Partners LP
6.00%, 7/01/2025
(a)
59,000 59,000

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 12.2% (continued)
EQM Midstream Partners LP (continued)
4.13%, 12/01/2026 202,000 194,641
7.50%, 6/01/2027
(a)
200,000 205,663
6.50%, 7/01/2027
(a)
153,000 154,942
5.50%, 7/15/2028 152,000 150,768
4.50%, 1/15/2029
(a)
31,000 29,255
7.50%, 6/01/2030
(a)
101,000 108,327
4.75%, 1/15/2031
(a)
246,000 229,544
6.50%, 7/15/2048 100,000 103,245
FORESEA Holding SA , 7.50% , 6/15/2030
(a)
55,000 50,953
FTAI Infra Escrow Holdings LLC , 10.50% ,
6/01/2027
(a)
79,000 82,694
Genesis Energy LP / Genesis Energy Finance
Corp.
6.25%, 5/15/2026 111,000 110,482
8.00%, 1/15/2027 61,000 61,590
7.75%, 2/01/2028 220,000 220,542
8.88%, 4/15/2030 102,000 106,686
Global Marine, Inc. , 7.00% , 6/01/2028 25,000 22,127
Global Partners LP / GLP Finance Corp.
7.00%, 8/01/2027 68,000 68,408
6.88%, 1/15/2029 55,000 54,530
8.25%, 1/15/2032
(a)
213,000 218,704
Greenfire Resources Ltd. , 12.00% ,
10/01/2028
(a)
225,000 231,531
Gulfport Energy Corp. , 8.00% , 5/17/2026 25,000 25,210
Harbour Energy PLC , 5.50% , 10/15/2026
(a)
250,000 245,075
Harvest Midstream I LP , 7.50% , 9/01/2028
(a)
164,000 165,496
Helix Energy Solutions Group, Inc. , 9.75% ,
3/01/2029
(a)
360,000 378,511
Hess Midstream Operations LP
5.63%, 2/15/2026
(a)
162,000 160,936
5.13%, 6/15/2028
(a)
211,000 205,478
4.25%, 2/15/2030
(a)
169,000 155,862
5.50%, 10/15/2030
(a)
27,000 26,364
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
22,000 21,919
5.75%, 2/01/2029
(a)
45,000 43,695
6.00%, 4/15/2030
(a)
200,000 194,159
6.00%, 2/01/2031
(a)
286,000 275,220
6.25%, 4/15/2032
(a)
42,000 40,560
8.38%, 11/01/2033
(a)
30,000 32,229
Howard Midstream Energy Partners LLC
6.75%, 1/15/2027
(a)
212,000 212,511
8.88%, 7/15/2028
(a)
55,000 57,985
Ithaca Energy North Sea PLC , 9.00% ,
7/15/2026
(a)
140,000 140,031
ITT Holdings LLC , 6.50% , 8/01/2029
(a)
299,000 261,557
KCA Deutag UK Finance PLC , 9.88% ,
12/01/2025
(a)
201,000 203,146
Kinetik Holdings LP
6.63%, 12/15/2028
(a)
75,000 76,092
5.88%, 6/15/2030
(a)
256,000 251,524
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 12.2% (continued)
KLX Energy Services Holdings, Inc. , 11.50% ,
11/01/2025
(a)
15,000 14,837
Magnolia Oil & Gas Operating LLC /
Magnolia Oil & Gas Finance Corp. , 6.00% ,
8/01/2026
(a)
12,000 11,861
Martin Midstream Partners LP / Martin
Midstream Finance Corp. , 11.50% ,
2/15/2028
(a)(b)
85,000 87,975
Matador Resources Co.
5.88%, 9/15/2026 161,000 159,616
6.88%, 4/15/2028
(a)
15,000 15,360
MEG Energy Corp. , 5.88% , 2/01/2029
(a)
257,000 250,840
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(a)
328,000 326,473
10.50%, 5/15/2027
(a)
250,000 257,176
Murphy Oil Corp.
5.88%, 12/01/2027 106,000 105,053
6.38%, 7/15/2028 105,000 105,134
5.88%, 12/01/2042 5,000 4,431
Nabors Industries Ltd.
7.25%, 1/15/2026
(a)
199,000 195,241
7.50%, 1/15/2028
(a)
23,000 21,047
Nabors Industries, Inc.
7.38%, 5/15/2027
(a)
99,000 97,866
9.13%, 1/31/2030
(a)(b)
12,000 12,232
Neptune Energy Bondco PLC , 6.63% ,
5/15/2025
(a)
62,000 61,552
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
573,000 565,975
6.50%, 9/30/2026
(a)
765,000 740,878
NGL Energy Operating LLC / NGL Energy
Finance Corp.
7.50%, 2/01/2026
(a)
292,000 297,186
8.38%, 2/15/2032
(a)
216,000 217,932
NGL Energy Partners LP / NGL Energy
Finance Corp.
6.13%, 3/01/2025 100,000 99,979
7.50%, 4/15/2026 10,000 10,015
Nine Energy Service, Inc. , 13.00% , 2/01/2028 105,000 89,080
Noble Finance II LLC , 8.00% , 4/15/2030
(a)
105,000 109,066
Northern Oil & Gas, Inc.
8.13%, 3/01/2028
(a)
264,000 269,153
8.75%, 6/15/2031
(a)
188,000 197,074
Northriver Midstream Finance LP , 5.63% ,
2/15/2026
(a)
135,000 132,406
NuStar Logistics LP
5.75%, 10/01/2025 125,000 124,862
6.00%, 6/01/2026 235,000 234,441
5.63%, 4/28/2027 140,000 138,935
6.38%, 10/01/2030 10,000 10,052
Oceaneering International, Inc.
6.00%, 2/01/2028 54,000 52,894
6.00%, 2/01/2028 42,000 40,900
Parkland Corp.
5.88%, 7/15/2027
(a)
151,000 149,779
4.50%, 10/01/2029
(a)
107,000 98,910
4.63%, 5/01/2030
(a)
214,000 196,923
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/2028 277,000 271,938

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 12.2% (continued)
PBF Holding Co. LLC / PBF Finance Corp.
(continued)
7.88%, 9/15/2030
(a)
113,000 117,058
Permian Resources Operating LLC
5.38%, 1/15/2026
(a)
115,000 113,298
7.75%, 2/15/2026
(a)
22,000 22,301
6.88%, 4/01/2027
(a)
30,000 29,883
8.00%, 4/15/2027
(a)
89,000 92,166
5.88%, 7/01/2029
(a)
115,000 112,805
9.88%, 7/15/2031
(a)
220,000 244,276
7.00%, 1/15/2032
(a)
111,000 114,598
Petrofac Ltd. , 9.75% , 11/15/2026
(a)
107,000 55,775
Precision Drilling Corp.
7.13%, 1/15/2026
(a)
10,000 9,993
6.88%, 1/15/2029
(a)
38,000 37,659
Range Resources Corp.
4.88%, 5/15/2025 25,000 24,680
8.25%, 1/15/2029 146,000 151,702
4.75%, 2/15/2030
(a)
12,000 11,169
Rockcliff Energy II LLC , 5.50% , 10/15/2029
(a)
303,000 282,102
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
227,000 220,278
4.95%, 7/15/2029
(a)
160,000 153,726
4.80%, 5/15/2030
(a)
86,000 80,658
7.50%, 7/15/2038
(a)
105,000 106,250
6.88%, 4/15/2040
(a)
5,000 4,957
Seadrill Finance Ltd. , 8.38% , 8/01/2030
(a)
70,000 72,578
Sitio Royalties Operating Partnership LP /
Sitio Finance Corp. , 7.88% , 11/01/2028
(a)
75,000 76,925
SM Energy Co.
5.63%, 6/01/2025 30,000 29,822
6.75%, 9/15/2026 229,000 228,872
6.63%, 1/15/2027 90,000 89,807
6.50%, 7/15/2028 10,000 9,994
Southwestern Energy Co.
5.38%, 2/01/2029 10,000 9,783
5.38%, 3/15/2030 168,000 162,627
4.75%, 2/01/2032 270,000 250,083
Strathcona Resources Ltd. , 6.88% ,
8/01/2026
(a)
105,000 104,118
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp. , 9.00% ,
10/15/2026
(a)(f)
343,000 343,047
SunCoke Energy, Inc. , 4.88% , 6/30/2029
(a)
85,000 76,816
Sunnova Energy Corp.
5.88%, 9/01/2026
(a)
130,000 107,852
11.75%, 10/01/2028
(a)(b)
85,000 73,872
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 141,000 140,969
5.88%, 3/15/2028 150,000 149,045
7.00%, 9/15/2028
(a)
50,000 51,185
4.50%, 5/15/2029 168,000 156,677
4.50%, 4/30/2030 318,000 294,335
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.
6.00%, 3/01/2027
(a)
45,000 44,258
5.50%, 1/15/2028
(a)
190,000 181,654
7.38%, 2/15/2029
(a)
60,000 59,935
6.00%, 12/31/2030
(a)
188,000 175,150
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 12.2% (continued)
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp. (continued)
6.00%, 9/01/2031
(a)
223,000 206,221
Talos Energy Ventures Gom LLC / Talos
Finance Corp. , 11.75% , 4/15/2026
(a)
46,000 47,811
Talos Production, Inc.
12.00%, 1/15/2026 65,000 67,002
9.00%, 2/01/2029
(a)
170,000 172,804
9.38%, 2/01/2031
(a)
170,000 174,008
TechnipFMC PLC , 6.50% , 2/01/2026
(a)
100,000 99,942
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
279,000 268,879
4.75%, 1/15/2030
(a)
283,000 261,645
Topaz Solar Farms LLC
4.88%, 9/30/2039
(a)
13,965 12,926
5.75%, 9/30/2039
(a)
59,618 59,613
TransMontaigne Partners LP / TLP Finance
Corp. , 6.13% , 2/15/2026 11,000 10,196
Transocean Aquila Ltd. , 8.00% , 9/30/2028
(a)
168,000 171,677
Transocean Poseidon Ltd. , 6.88% ,
2/01/2027
(a)
15,525 15,524
Transocean Titan Financing Ltd. , 8.38% ,
2/01/2028
(a)
60,000 62,034
Transocean, Inc.
7.25%, 11/01/2025
(a)
151,000 149,790
7.50%, 1/15/2026
(a)
134,000 132,888
11.50%, 1/30/2027
(a)
264,000 275,853
8.00%, 2/01/2027
(a)
208,000 206,446
8.75%, 2/15/2030
(a)
31,588 33,024
7.50%, 4/15/2031 10,000 8,852
6.80%, 3/15/2038 140,000 113,395
9.35%, 12/15/2041 10,000 9,019
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 43,000 42,787
6.88%, 9/01/2027 284,000 283,597
Valaris Ltd. , 8.38% , 4/30/2030
(a)
330,000 337,904
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(a)
320,000 285,863
6.25%, 1/15/2030
(a)
85,000 85,172
4.13%, 8/15/2031
(a)
364,000 322,229
3.88%, 11/01/2033
(a)
70,000 59,400
Venture Global LNG, Inc.
8.13%, 6/01/2028
(a)
498,000 503,832
9.50%, 2/01/2029
(a)
685,000 727,690
8.38%, 6/01/2031
(a)
477,000 483,003
9.88%, 2/01/2032
(a)
425,000 446,766
Vermilion Energy, Inc.
5.63%, 3/15/2025
(a)
40,000 39,817
6.88%, 5/01/2030
(a)
85,000 82,228
Viper Energy, Inc.
5.38%, 11/01/2027
(a)
10,000 9,840
7.38%, 11/01/2031
(a)
80,000 82,971
Vital Energy, Inc.
10.13%, 1/15/2028
(b)
237,000 248,232
7.75%, 7/31/2029
(a)
12,000 11,831
9.75%, 10/15/2030 14,000 14,872

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 12.2% (continued)
W&T Offshore, Inc. , 11.75% , 2/01/2026
(a)
310,000 321,841
Warrior Met Coal, Inc. , 7.88% , 12/01/2028
(a)
66,000 66,666
Weatherford International Ltd.
6.50%, 9/15/2028
(a)
10,000 10,257
8.63%, 4/30/2030
(a)
351,000 359,092
Welltec International ApS , 8.25% ,
10/15/2026
(a)
40,000 40,647
34,374,453
Financial – 11.6%
Acrisure LLC / Acrisure Finance, Inc.
10.13%, 8/01/2026
(a)
156,000 162,649
8.25%, 2/01/2029
(a)
207,000 207,865
4.25%, 2/15/2029
(a)
305,000 273,849
6.00%, 8/01/2029
(a)
108,000 99,010
AG Issuer LLC , 6.25% , 3/01/2028
(a)
237,000 233,865
AG TTMT Escrow Issuer LLC , 8.63% ,
9/30/2027
(a)
223,000 231,176
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
126,000 118,052
6.75%, 10/15/2027
(a)
231,000 226,075
6.75%, 4/15/2028
(a)
391,000 394,557
5.88%, 11/01/2029
(a)
176,000 166,589
Ally Financial, Inc.
5.75%, 11/20/2025
(b)
212,000 212,289
6.70%, 2/14/2033
(b)
96,000 96,390
AmWINS Group, Inc. , 4.88% , 6/30/2029
(a)
118,000 110,184
Anywhere Real Estate Group LLC / Anywhere
Co.-Issuer Corp. , 7.00% , 4/15/2030
(a)
265,000 239,501
Apollo Commercial Real Estate Finance, Inc. ,
4.63% , 6/15/2029
(a)
64,000 53,605
Aretec Group, Inc.
7.50%, 4/01/2029
(a)
75,000 69,623
10.00%, 8/15/2030
(a)
85,000 92,278
Armor Holdco, Inc. , 8.50% , 11/15/2029
(a)
140,000 131,268
ASG Finance Designated Activity Co. , 7.88% ,
12/03/2024
(a)
51,000 50,059
Assurant, Inc. , 7.00% , 3/27/2048 135,000 137,397
AssuredPartners, Inc.
7.00%, 8/15/2025
(a)
4,000 4,001
5.63%, 1/15/2029
(a)
113,000 106,779
Avation Capital SA , 8.25% , 10/31/2026
(a)(c)
16,074 13,856
Banc of California , 3.25% , 5/01/2031 35,000 31,313
Blackstone Mortgage Trust, Inc. , 3.75% ,
1/15/2027
(a)
136,000 120,045
Brandywine Operating Partnership LP
3.95%, 11/15/2027
(b)
165,000 149,685
7.80%, 3/15/2028 48,000 48,953
4.55%, 10/01/2029 85,000 74,071
Bread Financial Holdings, Inc. , 9.75% ,
3/15/2029
(a)
299,000 299,249
Brightsphere Investment Group, Inc. , 4.80% ,
7/27/2026 19,000 18,086
Broadstreet Partners, Inc. , 5.88% ,
4/15/2029
(a)
96,000 91,070
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(a)
200,000 193,233
4.50%, 4/01/2027
(a)
161,000 142,581
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 11.6% (continued)
Burford Capital Global Finance LLC
6.25%, 4/15/2028
(a)
135,000 130,493
6.88%, 4/15/2030
(a)
20,000 19,472
9.25%, 7/01/2031
(a)
340,000 354,480
Castlelake Aviation Finance DAC , 5.00% ,
4/15/2027
(a)
37,000 35,121
Cobra Acquisitionco LLC , 6.38% ,
11/01/2029
(a)
185,000 150,192
Coinbase Global, Inc.
3.38%, 10/01/2028
(a)
220,000 180,224
3.63%, 10/01/2031
(a)
130,000 97,541
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029
(a)
171,000 162,902
5.00%, 1/15/2032
(a)
11,000 9,904
Constellation Insurance, Inc.
6.80%, 1/24/2030
(a)
31,000 30,732
6.63%, 5/01/2031
(a)
20,000 19,459
Credit Acceptance Corp.
6.63%, 3/15/2026
(b)
163,000 163,031
9.25%, 12/15/2028
(a)
56,000 58,960
CTR Partnership LP / CareTrust Capital Corp. ,
3.88% , 6/30/2028
(a)
140,000 127,591
Curo Group Holdings Corp.
7.50%, 8/01/2028
(a)
35,000 8,610
7.50%, 8/01/2028
(a)
7,000 2,760
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028
(a)
175,000 172,582
8.88%, 9/01/2031
(a)
208,000 218,146
Diversified Healthcare Trust
9.75%, 6/15/2025 196,000 195,216
4.75%, 2/15/2028 157,000 123,195
4.38%, 3/01/2031 45,000 33,968
Dresdner Funding Trust I , 8.15% ,
6/30/2031
(a)
110,000 122,458
Enova International, Inc.
8.50%, 9/15/2025
(a)
53,000 52,521
11.25%, 12/15/2028
(a)
169,000 176,618
Finance of America Funding LLC , 7.88% ,
11/15/2025
(a)
140,000 110,968
Freedom Mortgage Corp.
7.63%, 5/01/2026
(a)
105,000 104,564
6.63%, 1/15/2027
(a)
205,000 196,845
12.00%, 10/01/2028
(a)
289,000 317,064
12.25%, 10/01/2030
(a)
65,000 72,437
Genworth Holdings, Inc. , 6.50% , 6/15/2034 115,000 105,350
GGAM Finance Ltd.
7.75%, 5/15/2026
(a)
40,000 40,807
8.00%, 2/15/2027
(a)
40,000 41,209
8.00%, 6/15/2028
(a)
125,000 130,283
Global Atlantic Finance Co. , 4.70% ,
10/15/2051
(a)
214,000 188,590
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP , 3.75% ,
12/15/2027
(a)
109,000 93,017
goeasy Ltd.
4.38%, 5/01/2026
(a)
35,000 33,394
9.25%, 12/01/2028
(a)
103,000 109,684

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 11.6% (continued)
Greystar Real Estate Partners LLC , 7.75% ,
9/01/2030
(a)
40,000 42,595
GTCR AP Finance, Inc. , 8.00% , 5/15/2027
(a)
147,000 147,099
Hat Holdings I LLC / Hat Holdings II LLC ,
8.00% , 6/15/2027
(a)
88,000 91,180
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 4/15/2025
(a)
163,000 161,868
3.38%, 6/15/2026
(a)(b)
69,000 64,152
3.75%, 9/15/2030
(a)(b)
229,000 189,162
Hightower Holding LLC , 6.75% , 4/15/2029
(a)
11,000 10,024
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
242,000 231,971
4.13%, 2/01/2029
(a)
160,000 144,424
4.38%, 2/01/2031
(a)
129,000 112,677
HUB International Ltd.
5.63%, 12/01/2029
(a)
59,000 55,647
7.25%, 6/15/2030
(a)
440,000 452,260
7.38%, 1/31/2032
(a)
425,000 435,265
Hudson Pacific Properties LP
3.95%, 11/01/2027 165,000 149,145
5.95%, 2/15/2028 145,000 136,592
4.65%, 4/01/2029 210,000 185,264
3.25%, 1/15/2030 165,000 131,599
Hunt Cos., Inc. , 5.25% , 4/15/2029
(a)
75,000 69,690
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
6.38%, 12/15/2025 289,000 284,345
6.25%, 5/15/2026 400,000 383,417
5.25%, 5/15/2027 260,000 233,723
9.75%, 1/15/2029
(a)
258,000 264,824
4.38%, 2/01/2029
(b)
190,000 158,787
Intesa Sanpaolo SpA
5.71%, 1/15/2026
(a)
241,000 240,275
4.20%, 6/01/2032
(a)
153,000 126,592
4.95%, 6/01/2042
(a)
134,000 97,102
Iron Mountain Information Management
Services, Inc. , 5.00% , 7/15/2032
(a)
135,000 121,714
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
316,000 305,709
5.25%, 3/15/2028
(a)
200,000 193,913
5.00%, 7/15/2028
(a)
92,000 87,891
7.00%, 2/15/2029
(a)
111,000 113,498
4.88%, 9/15/2029
(a)
326,000 304,763
5.25%, 7/15/2030
(a)
205,000 193,348
4.50%, 2/15/2031
(a)
234,000 210,105
5.63%, 7/15/2032
(a)
293,000 275,359
Jane Street Group / JSG Finance, Inc. , 4.50% ,
11/15/2029
(a)(b)
115,000 105,622
Jefferies Finance LLC / JFIN Co.-Issuer Corp. ,
5.00% , 8/15/2028
(a)
369,000 332,763
Jefferson Capital Holdings LLC , 6.00% ,
8/15/2026
(a)
118,000 113,188
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030
(a)
235,000 243,844
10.50%, 12/15/2030
(a)
65,000 68,496
Kennedy-Wilson, Inc.
4.75%, 3/01/2029 175,000 146,493
4.75%, 2/01/2030 46,000 37,302
5.00%, 3/01/2031 216,000 172,175
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 11.6% (continued)
Ladder Capital Finance Holdings LLLP /
Ladder Capital Finance Corp.
5.25%, 10/01/2025
(a)
210,000 206,462
4.25%, 2/01/2027
(a)
274,000 253,813
4.75%, 6/15/2029
(a)
135,000 120,825
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
85,000 79,977
6.13%, 4/01/2028
(a)
133,000 108,359
LFS Topco LLC , 5.88% , 10/15/2026
(a)
205,000 188,918
Liberty Mutual Group, Inc.
7.80%, 3/15/2037
(a)
75,000 76,373
4.13%, 12/15/2051
(a)
114,000 99,733
4.30%, 2/01/2061
(a)
291,000 188,763
Macquarie Airfinance Holdings Ltd.
8.38%, 5/01/2028
(a)
45,000 47,265
8.13%, 3/30/2029
(a)
25,000 25,942
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(a)
371,000 338,151
5.63%, 1/15/2030
(a)
251,000 215,529
MPT Operating Partnership LP / MPT Finance
Corp.
5.00%, 10/15/2027
(b)
301,000 228,314
4.63%, 8/01/2029
(b)
170,000 115,003
3.50%, 3/15/2031 301,000 185,130
Nationstar Mortgage Holdings, Inc.
5.00%, 2/01/2026
(a)
95,000 92,559
6.00%, 1/15/2027
(a)
98,000 96,511
5.50%, 8/15/2028
(a)
185,000 176,114
5.13%, 12/15/2030
(a)
85,000 76,535
5.75%, 11/15/2031
(a)
253,000 233,442
7.13%, 2/01/2032
(a)
102,000 101,317
Navient Corp.
6.75%, 6/25/2025 93,000 93,632
6.75%, 6/15/2026 204,000 205,192
5.00%, 3/15/2027
(b)
184,000 175,431
4.88%, 3/15/2028
(b)
18,000 16,364
5.50%, 3/15/2029 150,000 135,556
9.38%, 7/25/2030 204,000 212,738
11.50%, 3/15/2031 169,000 184,467
5.63%, 8/01/2033 94,000 74,718
Necessity Retail REIT, Inc. (The) / American
Finance Operating Partner LP , 4.50% ,
9/30/2028
(a)
105,000 89,250
NFP Corp.
4.88%, 8/15/2028
(a)
203,000 201,302
6.88%, 8/15/2028
(a)
430,000 432,606
7.50%, 10/01/2030
(a)
106,000 111,810
8.50%, 10/01/2031
(a)
10,000 11,004
NMI Holdings, Inc. , 7.38% , 6/01/2025
(a)
40,000 40,436
Office Properties Income Trust
4.50%, 2/01/2025 115,000 99,781
2.65%, 6/15/2026 65,000 40,950
2.40%, 2/01/2027 70,000 38,872
3.45%, 10/15/2031 69,000 34,115
OneMain Finance Corp.
6.88%, 3/15/2025 410,000 412,176
7.13%, 3/15/2026 126,000 127,685
3.50%, 1/15/2027 192,000 176,282
6.63%, 1/15/2028 114,000 113,637

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 11.6% (continued)
OneMain Finance Corp. (continued)
3.88%, 9/15/2028 150,000 131,547
9.00%, 1/15/2029 306,000 322,243
5.38%, 11/15/2029 119,000 110,109
7.88%, 3/15/2030 276,000 280,396
4.00%, 9/15/2030 130,000 109,897
Osaic Holdings, Inc. , 10.75% , 8/01/2027
(a)
80,000 82,181
Oxford Finance LLC / Oxford Finance Co.-
Issuer II, Inc. , 6.38% , 2/01/2027
(a)
85,000 80,505
Park Intermediate Holdings LLC / PK
Domestic Property LLC / PK Finance
Co.-Issuer
7.50%, 6/01/2025
(a)
37,000 37,205
5.88%, 10/01/2028
(a)
169,000 165,330
4.88%, 5/15/2029
(a)
299,000 275,791
PennyMac Financial Services, Inc.
5.38%, 10/15/2025
(a)
161,000 158,735
4.25%, 2/15/2029
(a)
124,000 112,465
5.75%, 9/15/2031
(a)
202,000 187,345
PHH Mortgage Corp. , 7.88% , 3/15/2026
(a)
70,000 64,581
PRA Group, Inc.
7.38%, 9/01/2025
(a)
195,000 195,643
8.38%, 2/01/2028
(a)
191,000 182,908
5.00%, 10/01/2029
(a)(b)
45,000 36,376
Provident Financing Trust I , 7.41% ,
3/15/2038 35,000 38,441
Provident Funding Associates LP / PFG
Finance Corp. , 6.38% , 6/15/2025
(a)
183,000 171,077
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.75%, 1/15/2029
(a)
130,000 96,501
5.25%, 4/15/2030
(a)
32,000 22,587
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027 45,000 43,370
7.25%, 7/15/2028
(a)
200,000 207,210
4.50%, 2/15/2029
(a)
145,000 134,721
Rithm Capital Corp. , 6.25% , 10/15/2025
(a)
110,000 108,733
RLJ Lodging Trust LP
3.75%, 7/01/2026
(a)
95,000 90,086
4.00%, 9/15/2029
(a)
65,000 57,713
Rocket Mortgage LLC / Rocket Mortgage Co.-
Issuer, Inc.
2.88%, 10/15/2026
(a)
253,000 234,566
3.63%, 3/01/2029
(a)(b)
212,000 188,945
3.88%, 3/01/2031
(a)
308,000 270,352
4.00%, 10/15/2033
(a)
157,000 133,218
Ryan Specialty LLC , 4.38% , 2/01/2030
(a)
55,000 51,273
Sagicor Financial Co. Ltd. , 5.30% , 5/13/2028
(a)
86,000 81,919
SBA Communications Corp.
3.88%, 2/15/2027 358,000 341,291
3.13%, 2/01/2029 310,000 276,274
Service Properties Trust
4.50%, 3/15/2025 126,000 122,987
7.50%, 9/15/2025 220,000 223,195
5.25%, 2/15/2026 125,000 120,997
4.75%, 10/01/2026 73,000 67,620
4.95%, 2/15/2027 22,000 20,134
5.50%, 12/15/2027 187,000 175,447
3.95%, 1/15/2028 10,000 8,428
4.95%, 10/01/2029 85,000 70,651
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 11.6% (continued)
Service Properties Trust (continued)
4.38%, 2/15/2030 145,000 112,454
8.63%, 11/15/2031
(a)
70,000 74,219
SLM Corp.
4.20%, 10/29/2025 153,000 149,739
3.13%, 11/02/2026 168,000 157,195
Starwood Property Trust, Inc.
4.75%, 3/15/2025 14,000 13,788
3.63%, 7/15/2026
(a)
136,000 126,732
4.38%, 1/15/2027
(a)(b)
242,000 223,979
StoneX Group, Inc. , 8.63% , 6/15/2025
(a)
145,000 146,523
Synchrony Financial , 7.25% , 2/02/2033 237,000 236,198
Texas Capital Bancshares, Inc. , 4.00% ,
5/06/2031 130,000 115,088
UniCredit SpA
5.86%, 6/19/2032
(a)
222,000 216,946
7.30%, 4/02/2034
(a)
279,000 288,147
5.46%, 6/30/2035
(a)
350,000 328,039
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(a)
298,000 294,113
5.75%, 6/15/2027
(a)
87,000 85,388
5.50%, 4/15/2029
(a)
156,000 147,433
Uniti Group LP / Uniti Fiber Holdings, Inc. /
CSL Capital LLC , 6.00% , 1/15/2030
(a)
242,000 160,199
Uniti Group LP / Uniti Group Finance, Inc. /
CSL Capital LLC
10.50%, 2/15/2028
(a)(b)
300,000 305,082
4.75%, 4/15/2028
(a)
89,000 75,855
6.50%, 2/15/2029
(a)
262,000 184,699
USI, Inc. , 7.50% , 1/15/2032
(a)
140,000 142,384
Valley National Bancorp
3.00%, 6/15/2031 13,000 11,117
6.25%, 9/30/2032 5,000 4,132
Vornado Realty LP
2.15%, 6/01/2026 95,000 85,974
3.40%, 6/01/2031 80,000 63,028
Western Alliance Bancorp , 3.00% , 6/15/2031 14,000 12,523
Western Alliance Bank , 5.25% , 6/01/2030 10,000 9,440
Wilton RE Ltd. , 6.00%
(a)(e)
85,000 75,827
World Acceptance Corp. , 7.00% ,
11/01/2026
(a)
11,000 10,208
XHR LP
6.38%, 8/15/2025
(a)
94,000 94,084
4.88%, 6/01/2029
(a)
170,000 156,738
32,696,756
Industrial – 10.6%
Acproducts Holdings, Inc. , 6.38% ,
5/15/2029
(a)
122,000 90,877
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027
(a)
73,000 70,628
6.38%, 6/15/2030
(a)
74,000 74,555
AECOM , 5.13% , 3/15/2027 75,000 73,814
AerCap Global Aviation Trust , 6.50% ,
6/15/2045
(a)
9,000 8,992
Ameritex Holdco Intermediate LLC , 10.25% ,
10/15/2028
(a)(b)
270,000 277,265
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
14,000 13,805

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 10.6% (continued)
Amsted Industries, Inc. (continued)
4.63%, 5/15/2030
(a)
25,000 22,646
Arcosa, Inc. , 4.38% , 4/15/2029
(a)
90,000 84,339
ARD Finance SA , 6.50% , 6/30/2027
(a)(c)
210,000 101,311
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
6.00%, 6/15/2027
(a)(b)
19,000 18,788
3.25%, 9/01/2028
(a)
210,000 183,809
4.00%, 9/01/2029
(a)(b)
400,000 325,270
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
(a)
292,000 285,515
4.13%, 8/15/2026
(a)(b)
284,000 255,371
5.25%, 8/15/2027
(a)
196,000 147,038
5.25%, 8/15/2027
(a)
244,000 182,508
Artera Services LLC , 9.03% , 12/04/2025
(a)
135,000 138,022
Atkore, Inc. , 4.25% , 6/01/2031
(a)
240,000 211,394
ATS Corp. , 4.13% , 12/15/2028
(a)
85,000 77,533
Ball Corp.
5.25%, 7/01/2025 120,000 119,693
4.88%, 3/15/2026 68,000 67,240
6.88%, 3/15/2028 160,000 165,147
6.00%, 6/15/2029 207,000 208,889
2.88%, 8/15/2030 259,000 221,425
3.13%, 9/15/2031 85,000 71,912
Berry Global, Inc.
4.50%, 2/15/2026
(a)
80,000 77,868
5.63%, 7/15/2027
(a)
22,000 21,781
Boise Cascade Co. , 4.88% , 7/01/2030
(a)
10,000 9,293
Bombardier, Inc.
7.13%, 6/15/2026
(a)
143,000 144,127
7.88%, 4/15/2027
(a)(b)
239,000 239,062
6.00%, 2/15/2028
(a)
14,000 13,639
7.50%, 2/01/2029
(a)
228,000 232,481
8.75%, 11/15/2030
(a)(b)
29,000 30,489
7.45%, 5/01/2034
(a)
125,000 140,119
Brand Industrial Services, Inc. , 10.38% ,
8/01/2030
(a)
423,000 446,927
Brundage-Bone Concrete Pumping Holdings,
Inc. , 6.00% , 2/01/2026
(a)
54,000 53,307
Builders FirstSource, Inc.
5.00%, 3/01/2030
(a)
55,000 52,691
4.25%, 2/01/2032
(a)
295,000 264,154
6.38%, 6/15/2032
(a)(b)
174,000 177,553
BWX Technologies, Inc.
4.13%, 6/30/2028
(a)
32,000 30,022
4.13%, 4/15/2029
(a)
86,000 79,639
Calderys Financing LLC , 11.25% , 6/01/2028
(a)
100,000 106,281
Camelot Return Merger Sub, Inc. , 8.75% ,
8/01/2028
(a)
250,000 256,744
Cargo Aircraft Management, Inc. , 4.75% ,
2/01/2028
(a)
92,000 83,927
Carriage Purchaser, Inc. , 7.88% , 10/15/2029
(a)
15,000 12,577
Cascades, Inc. / Cascades USA, Inc.
5.13%, 1/15/2026
(a)
16,000 15,741
5.38%, 1/15/2028
(a)
15,000 14,702
Cellnex Finance Co. SA , 3.88% , 7/07/2041
(a)
25,000 19,553
Chart Industries, Inc.
7.50%, 1/01/2030
(a)
319,000 328,276
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 10.6% (continued)
Chart Industries, Inc. (continued)
9.50%, 1/01/2031
(a)
73,000 77,973
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
92,000 89,201
5.13%, 7/15/2029
(a)
15,000 14,336
6.38%, 2/01/2031
(a)
105,000 106,355
Clearwater Paper Corp. , 4.75% , 8/15/2028
(a)
115,000 107,865
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029
(a)
122,000 121,426
8.75%, 4/15/2030
(a)
233,000 221,402
Coherent Corp. , 5.00% , 12/15/2029
(a)
152,000 142,286
Cornerstone Building Brands, Inc. , 6.13% ,
1/15/2029
(a)
18,000 16,003
Covanta Holding Corp.
4.88%, 12/01/2029
(a)
210,000 181,470
5.00%, 9/01/2030 10,000 8,516
CP Atlas Buyer, Inc. , 7.00% , 12/01/2028
(a)
163,000 145,253
Crown Americas LLC , 5.25% , 4/01/2030 148,000 143,321
Crown Americas LLC / Crown Americas
Capital Corp. V , 4.25% , 9/30/2026 95,000 91,742
Crown Americas LLC / Crown Americas
Capital Corp. VI , 4.75% , 2/01/2026 179,000 175,571
Crown Cork & Seal Co., Inc. , 7.38% ,
12/15/2026 75,000 78,717
Danaos Corp. , 8.50% , 3/01/2028
(a)
60,000 61,265
Dycom Industries, Inc. , 4.50% , 4/15/2029
(a)
65,000 60,607
Eco Material Technologies, Inc. , 7.88% ,
1/31/2027
(a)
257,000 257,121
Emerald Debt Merger Sub LLC , 6.63% ,
12/15/2030
(a)
511,000 516,066
Energizer Holdings, Inc.
6.50%, 12/31/2027
(a)
10,000 9,961
4.75%, 6/15/2028
(a)
158,000 147,024
4.38%, 3/31/2029
(a)
159,000 143,670
EnerSys
4.38%, 12/15/2027
(a)
13,000 12,296
6.63%, 1/15/2032
(a)
91,000 92,421
Enpro, Inc. , 5.75% , 10/15/2026 18,000 17,844
Enviri Corp. , 5.75% , 7/31/2027
(a)
10,000 9,419
F-Brasile SpA / F-Brasile US LLC , Series XR ,
7.38% , 8/15/2026
(a)
60,000 59,394
First Student Bidco, Inc. / First Transit Parent,
Inc. , 4.00% , 7/31/2029
(a)
84,000 73,965
Fluor Corp. , 4.25% , 9/15/2028 10,000 9,628
Fortress Transportation and Infrastructure
Investors LLC
6.50%, 10/01/2025
(a)
93,000 92,891
9.75%, 8/01/2027
(a)
159,000 165,293
5.50%, 5/01/2028
(a)
94,000 91,098
7.88%, 12/01/2030
(a)
10,000 10,560
FXI Holdings, Inc.
12.25%, 11/15/2026
(a)
192,000 188,603
12.25%, 11/15/2026
(a)
80,000 78,262
Gates Global LLC / Gates Corp. , 6.25% ,
1/15/2026
(a)
59,000 58,986
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
143,000 140,468
3.75%, 8/01/2025
(a)
138,000 134,298
5.13%, 12/15/2026
(a)
129,000 125,950

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 10.6% (continued)
GFL Environmental, Inc. (continued)
4.00%, 8/01/2028
(a)
160,000 146,608
3.50%, 9/01/2028
(a)
112,000 101,411
4.75%, 6/15/2029
(a)
168,000 157,699
4.38%, 8/15/2029
(a)
138,000 126,488
6.75%, 1/15/2031
(a)
25,000 25,608
Global Infrastructure Solutions, Inc.
5.63%, 6/01/2029
(a)
105,000 95,841
7.50%, 4/15/2032
(a)
50,000 46,587
GN Bondco LLC , 9.50% , 10/15/2031
(a)
445,000 438,920
GrafTech Finance, Inc. , 4.63% , 12/15/2028
(a)
90,000 59,392
GrafTech Global Enterprises, Inc. , 9.88% ,
12/15/2028
(a)(b)
185,000 138,324
Graham Packaging Co., Inc. , 7.13% ,
8/15/2028
(a)
200,000 179,042
Graphic Packaging International LLC
4.75%, 7/15/2027
(a)
115,000 111,813
3.50%, 3/15/2028
(a)
26,000 24,165
3.50%, 3/01/2029
(a)
18,000 16,258
3.75%, 2/01/2030
(a)
10,000 8,964
Great Lakes Dredge & Dock Corp. , 5.25% ,
6/01/2029
(a)(b)
10,000 8,658
Griffon Corp. , 5.75% , 3/01/2028 154,000 150,962
Hillenbrand, Inc.
5.75%, 6/15/2025 47,000 46,846
5.00%, 9/15/2026 66,000 64,795
3.75%, 3/01/2031 6,000 5,228
Husky III Holding Ltd. , 13.00% , 2/15/2025
(a)(c)
140,000 140,316
Imola Merger Corp. , 4.75% , 5/15/2029
(a)
608,000 566,141
Innovate Corp. , 8.50% , 2/01/2026
(a)
15,000 11,317
Intelligent Packaging Ltd. Finco, Inc. /
Intelligent Packaging Ltd. Co.-Issuer LLC ,
6.00% , 9/15/2028
(a)
11,000 10,376
James Hardie International Finance DAC ,
5.00% , 1/15/2028
(a)
55,000 53,225
JELD-WEN, Inc.
4.63%, 12/15/2025
(a)
6,000 5,858
4.88%, 12/15/2027
(a)
16,000 15,256
Knife River Corp. , 7.75% , 5/01/2031
(a)
87,000 91,440
LABL, Inc.
6.75%, 7/15/2026
(a)
209,000 203,367
10.50%, 7/15/2027
(a)
234,000 223,766
5.88%, 11/01/2028
(a)
249,000 223,157
9.50%, 11/01/2028
(a)
10,000 9,987
8.25%, 11/01/2029
(a)
190,000 155,344
Likewize Corp. , 9.75% , 10/15/2025
(a)
75,000 76,041
Louisiana-Pacific Corp. , 3.63% , 3/15/2029
(a)
10,000 9,014
LSB Industries, Inc. , 6.25% , 10/15/2028
(a)
95,000 90,423
Madison IAQ LLC
4.13%, 6/30/2028
(a)
11,000 10,113
5.88%, 6/30/2029
(a)
213,000 188,806
Manitowoc Co., Inc. (The) , 9.00% ,
4/01/2026
(a)
21,000 21,054
Masonite International Corp.
5.38%, 2/01/2028
(a)
108,000 104,864
3.50%, 2/15/2030
(a)
80,000 69,216
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026
(a)
606,000 612,171
9.25%, 4/15/2027
(a)
361,000 348,567
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 10.6% (continued)
Maxim Crane Works Holdings Capital LLC ,
11.50% , 9/01/2028
(a)
65,000 67,901
MIWD Holdco II LLC / MIWD Finance Corp. ,
5.50% , 2/01/2030
(a)
11,000 10,013
Moog, Inc. , 4.25% , 12/15/2027
(a)
11,000 10,303
Mueller Water Products, Inc. , 4.00% ,
6/15/2029
(a)
95,000 86,545
NAC Aviation 29 DAC , 4.75% , 6/30/2026 99,735 93,966
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028
(a)
64,000 61,505
9.75%, 7/15/2028
(a)
190,000 191,594
OI European Group BV , 4.75% , 2/15/2030
(a)
14,000 12,961
Oscar AcquisitionCo LLC / Oscar Finance, Inc. ,
9.50% , 4/15/2030
(a)
203,000 197,057
OT Merger Corp. , 7.88% , 10/15/2029
(a)
73,000 44,530
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025
(a)
34,000 34,023
6.63%, 5/13/2027
(a)
127,000 126,996
7.25%, 5/15/2031
(a)
135,000 136,066
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer, Inc. , 4.38% ,
10/15/2028
(a)
243,000 226,708
Pactiv Evergreen Group Issuer, Inc. / Pactiv
Evergreen Group Issuer LLC , 4.00% ,
10/15/2027
(a)
72,000 67,173
Pactiv LLC
7.95%, 12/15/2025 32,000 32,522
8.38%, 4/15/2027 35,000 35,979
Park-Ohio Industries, Inc. , 6.63% , 4/15/2027 71,000 64,922
PGT Innovations, Inc. , 4.38% , 10/01/2029
(a)
16,000 16,086
Railworks Holdings LP / Railworks Rally, Inc. ,
8.25% , 11/15/2028
(a)
20,000 20,027
Rand Parent LLC , 8.50% , 2/15/2030
(a)(b)
300,000 297,893
Roller Bearing Co. of America, Inc. , 4.38% ,
10/15/2029
(a)
42,000 38,594
Rolls-Royce PLC
3.63%, 10/14/2025
(a)
213,000 205,320
5.75%, 10/15/2027
(a)
423,000 422,247
RXO, Inc. , 7.50% , 11/15/2027
(a)
23,000 23,755
Sealed Air Corp.
5.50%, 9/15/2025
(a)
80,000 80,082
4.00%, 12/01/2027
(a)
123,000 115,062
6.13%, 2/01/2028
(a)
143,000 143,686
5.00%, 4/15/2029
(a)
195,000 188,027
6.88%, 7/15/2033
(a)
93,000 97,050
Sealed Air Corp./Sealed Air Corp. US , 7.25% ,
2/15/2031
(a)
10,000 10,472
Seaspan Corp. , 5.50% , 8/01/2029
(a)
127,000 108,808
Sensata Technologies BV
5.00%, 10/01/2025
(a)
120,000 118,887
4.00%, 4/15/2029
(a)
90,000 82,391
5.88%, 9/01/2030
(a)
204,000 201,184
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)
82,000 75,598
3.75%, 2/15/2031
(a)
52,000 45,246
Silgan Holdings, Inc. , 4.13% , 2/01/2028 173,000 162,679
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(a)
349,000 341,140
8.88%, 11/15/2031
(a)
285,000 299,483

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 10.6% (continued)
Spirit AeroSystems, Inc.
3.85%, 6/15/2026 10,000 9,463
4.60%, 6/15/2028 11,000 9,450
9.38%, 11/30/2029
(a)
264,000 286,067
9.75%, 11/15/2030
(a)
10,000 10,490
SPX Flow, Inc. , 8.75% , 4/01/2030
(a)
73,000 71,893
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
138,000 134,046
4.75%, 1/15/2028
(a)
265,000 253,378
4.38%, 7/15/2030
(a)
578,000 525,252
3.38%, 1/15/2031
(a)
325,000 276,046
Stericycle, Inc. , 3.88% , 1/15/2029
(a)
265,000 241,076
Summit Materials LLC / Summit Materials
Finance Corp.
6.50%, 3/15/2027
(a)
10,000 9,984
5.25%, 1/15/2029
(a)
165,000 159,789
7.25%, 1/15/2031
(a)
90,000 93,533
Terex Corp. , 5.00% , 5/15/2029
(a)
185,000 176,218
Tervita Corp. , 11.00% , 12/01/2025
(a)
16,000 16,745
Titan Acquisition Ltd. / Titan Co.-Borrower
LLC , 7.75% , 4/15/2026
(a)
222,000 222,259
TK Elevator Holdco GmbH , 7.63% ,
7/15/2028
(a)
95,000 94,754
TK Elevator US Newco, Inc. , 5.25% ,
7/15/2027
(a)
557,000 537,280
TopBuild Corp.
3.63%, 3/15/2029
(a)
30,000 27,241
4.13%, 2/15/2032
(a)
82,000 71,980
TransDigm, Inc.
6.25%, 3/15/2026
(a)
1,017,000 1,011,488
7.50%, 3/15/2027 55,000 55,084
5.50%, 11/15/2027 614,000 598,354
6.75%, 8/15/2028
(a)
588,000 597,428
4.63%, 1/15/2029 360,000 336,192
4.88%, 5/01/2029 193,000 180,692
6.88%, 12/15/2030
(a)
415,000 426,402
7.13%, 12/01/2031
(a)
235,000 244,977
Trident TPI Holdings, Inc. , 12.75% ,
12/31/2028
(a)
196,000 210,003
TriMas Corp. , 4.13% , 4/15/2029
(a)
105,000 94,378
Trinity Industries, Inc. , 7.75% , 7/15/2028
(a)
10,000 10,419
Triumph Group, Inc.
7.75%, 8/15/2025 268,000 268,094
9.00%, 3/15/2028
(a)
275,000 290,412
Trivium Packaging Finance BV
5.50%, 8/15/2026
(a)
379,000 369,996
8.50%, 8/15/2027
(a)
141,000 137,887
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 10.6% (continued)
TTM Technologies, Inc. , 4.00% , 3/01/2029
(a)
12,000 10,849
Tutor Perini Corp. , 6.88% , 5/01/2025
(a)(b)
77,000 76,008
Vertiv Group Corp. , 4.13% , 11/15/2028
(a)
95,000 88,322
VM Consolidated, Inc. , 5.50% , 4/15/2029
(a)
65,000 61,980
Waste Pro USA, Inc. , 5.50% , 2/15/2026
(a)
152,000 147,509
Watco Cos. LLC / Watco Finance Corp. , 6.50% ,
6/15/2027
(a)
10,000 9,937
Weekley Homes LLC / Weekley Finance Corp. ,
4.88% , 9/15/2028
(a)
85,000 79,328
Werner FinCo LP / Werner FinCo, Inc. ,
11.50% , 6/15/2028
(a)
135,000 143,289
WESCO Distribution, Inc.
7.13%, 6/15/2025
(a)
212,000 213,119
7.25%, 6/15/2028
(a)
181,000 185,963
XPO CNW, Inc. , 6.70% , 5/01/2034 60,000 61,635
XPO, Inc.
7.13%, 6/01/2031
(a)
10,000 10,242
7.13%, 2/01/2032
(a)
225,000 229,491
29,791,597
Technology – 4.9%
Ahead DB Holdings LLC , 6.63% , 5/01/2028
(a)
85,000 75,480
Alteryx, Inc. , 8.75% , 3/15/2028
(a)
270,000 289,289
Amkor Technology, Inc. , 6.63% , 9/15/2027
(a)
11,000 11,062
ams-OSRAM AG , 12.25% , 3/30/2029
(a)
375,000 406,231
ASGN, Inc. , 4.63% , 5/15/2028
(a)
60,000 56,763
AthenaHealth Group, Inc. , 6.50% ,
2/15/2030
(a)
615,000 550,228
Boxer Parent Co., Inc. , 7.13% , 10/02/2025
(a)
94,000 94,177
Camelot Finance SA , 4.50% , 11/01/2026
(a)
127,000 122,408
Capstone Borrower, Inc. , 8.00% , 6/15/2030
(a)
85,000 88,223
Castle US Holding Corp. , 9.50% , 2/15/2028
(a)
63,000 31,216
Central Parent LLC / CDK Global II LLC / CDK
Financing Co., Inc. , 8.00% , 6/15/2029
(a)
180,000 186,819
Central Parent, Inc. / CDK Global, Inc. , 7.25% ,
6/15/2029
(a)
311,000 317,395
Clarivate Science Holdings Corp.
3.88%, 7/01/2028
(a)
215,000 198,155
4.88%, 7/01/2029
(a)
207,000 193,275
Cloud Software Group, Inc.
6.50%, 3/31/2029
(a)
820,000 765,626
9.00%, 9/30/2029
(a)
900,000 851,933
Conduent Business Services LLC / Conduent
State & Local Solutions, Inc. , 6.00% ,
11/01/2029
(a)
124,000 113,445
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026
(a)(b)
380,000 360,321
6.50%, 10/15/2028
(a)(b)
11,000 9,911
Crane NXT Co.
6.55%, 11/15/2036 90,000 90,369
4.20%, 3/15/2048 70,000 52,489
Crowdstrike Holdings, Inc. , 3.00% ,
2/15/2029
(b)
10,000 8,929
Dun & Bradstreet Corp. (The) , 5.00% ,
12/15/2029
(a)(b)
17,000 15,803
Elastic NV , 4.13% , 7/15/2029
(a)
60,000 54,489
Entegris, Inc.
4.38%, 4/15/2028
(a)
130,000 123,621
3.63%, 5/01/2029
(a)(b)
42,000 37,867
5.95%, 6/15/2030
(a)
137,000 135,267

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Technology – 4.9% (continued)
Fair Isaac Corp.
5.25%, 5/15/2026
(a)
11,000 10,864
4.00%, 6/15/2028
(a)
279,000 259,271
Helios Software Holdings, Inc. / ION Corporate
Solutions Finance Sarl , 4.63% , 5/01/2028
(a)
20,000 18,236
KBR, Inc. , 4.75% , 9/30/2028
(a)
56,000 51,607
McAfee Corp. , 7.38% , 2/15/2030
(a)
464,000 420,369
MicroStrategy, Inc. , 6.13% , 6/15/2028
(a)
335,000 319,611
NCR Atleos Corp. , 9.50% , 4/01/2029
(a)
485,000 520,357
NCR Voyix Corp.
5.00%, 10/01/2028
(a)
180,000 169,631
5.13%, 4/15/2029
(a)
210,000 197,606
5.25%, 10/01/2030
(a)
80,000 73,372
ON Semiconductor Corp. , 3.88% , 9/01/2028
(a)
30,000 27,503
Open Text Corp.
3.88%, 2/15/2028
(a)
125,000 116,107
3.88%, 12/01/2029
(a)
240,000 216,603
Open Text Holdings, Inc.
4.13%, 2/15/2030
(a)
54,000 48,878
4.13%, 12/01/2031
(a)
220,000 194,620
Pitney Bowes, Inc.
6.88%, 3/15/2027
(a)(b)
251,000 226,604
7.25%, 3/15/2029
(a)
245,000 208,921
Playtika Holding Corp. , 4.25% , 3/15/2029
(a)
75,000 64,976
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
101,000 97,956
8.25%, 2/01/2028
(a)
180,000 178,427
PTC, Inc.
3.63%, 2/15/2025
(a)
109,000 106,907
4.00%, 2/15/2028
(a)
78,000 73,625
Rackspace Technology Global, Inc.
3.50%, 2/15/2028
(a)
70,000 27,799
5.38%, 12/01/2028
(a)
57,000 17,790
RingCentral, Inc. , 8.50% , 8/15/2030
(a)
488,000 501,705
ROBLOX Corp. , 3.88% , 5/01/2030
(a)
38,000 33,369
Rocket Software, Inc. , 6.50% , 2/15/2029
(a)
210,000 180,828
RRD Parent, Inc. , 10.00% , 10/15/2031
(a)(c)
52,000 89,858
Science Applications International Corp. ,
4.88% , 4/01/2028
(a)
30,000 28,393
Seagate HDD Cayman
4.88%, 6/01/2027 45,000 44,162
4.09%, 6/01/2029 179,000 165,156
3.13%, 7/15/2029 122,000 101,010
8.25%, 12/15/2029
(a)
120,000 129,154
4.13%, 1/15/2031 71,000 62,664
8.50%, 7/15/2031
(a)
65,000 70,635
9.63%, 12/01/2032 225,000 258,473
5.75%, 12/01/2034 10,000 9,659
SS&C Technologies, Inc. , 5.50% , 9/30/2027
(a)
288,000 282,691
Synaptics, Inc. , 4.00% , 6/15/2029
(a)
10,000 8,946
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp. , 5.75% , 6/01/2025
(a)
10,000 9,957
Twilio, Inc.
3.63%, 3/15/2029 12,000 10,840
3.88%, 3/15/2031 14,000 12,331
Unisys Corp. , 6.88% , 11/01/2027
(a)
330,000 300,001
Vericast Corp.
11.00%, 9/15/2026
(a)
283,000 298,571
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Technology – 4.9% (continued)
Vericast Corp. (continued)
12.50%, 12/15/2027
(a)
15,000 16,908
Veritas US, Inc. / Veritas Bermuda Ltd. , 7.50% ,
9/01/2025
(a)
441,000 376,351
Virtusa Corp. , 7.13% , 12/15/2028
(a)
29,000 25,553
West Technology Group LLC , 8.50% ,
4/10/2027
(a)
95,000 82,026
Western Digital Corp. , 4.75% , 2/15/2026 783,000 762,621
Xerox Corp.
4.80%, 3/01/2035 56,000 41,962
6.75%, 12/15/2039 85,000 71,657
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)
195,000 190,520
5.50%, 8/15/2028
(a)
503,000 457,608
ZoomInfo Technologies LLC / ZoomInfo
Finance Corp. , 3.88% , 2/01/2029
(a)
305,000 271,520
13,783,560
Utilities – 2.9%
Algonquin Power & Utilities Corp. , 4.75% ,
1/18/2082 120,000 104,229
AmeriGas Partners LP / AmeriGas Finance
Corp.
5.50%, 5/20/2025 178,000 174,977
5.88%, 8/20/2026 275,000 265,885
5.75%, 5/20/2027 213,000 204,110
9.38%, 6/01/2028
(a)
111,000 114,079
Atlantica Sustainable Infrastructure PLC ,
4.13% , 6/15/2028
(a)
175,000 161,958
Calpine Corp.
5.25%, 6/01/2026
(a)
219,000 215,458
4.50%, 2/15/2028
(a)
234,000 222,599
5.13%, 3/15/2028
(a)
309,000 295,331
4.63%, 2/01/2029
(a)(b)
154,000 142,273
5.00%, 2/01/2031
(a)
199,000 180,521
3.75%, 3/01/2031
(a)
203,000 177,070
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
214,000 203,856
3.75%, 2/15/2031
(a)
340,000 295,122
3.75%, 1/15/2032
(a)
11,000 9,352
DPL, Inc.
4.13%, 7/01/2025 85,000 82,723
4.35%, 4/15/2029 191,000 177,061
Drax Finco PLC , 6.63% , 11/01/2025
(a)
40,000 39,730
Edison International , 8.13% , 6/15/2053 175,000 179,888
FirstEnergy Corp.
2.05%, 3/01/2025 50,000 47,973
Series A, 1.60%, 1/15/2026 60,000 56,110
Series B, 4.15%, 7/15/2027 365,000 351,167
2.65%, 3/01/2030 229,000 199,553
Series B, 2.25%, 9/01/2030
(b)
50,000 42,023
Series C, 7.38%, 11/15/2031 55,000 64,396
Series C, 5.10%, 7/15/2047 292,000 262,775
Series C, 3.40%, 3/01/2050 177,000 122,891
Leeward Renewable Energy Operations LLC ,
4.25% , 7/01/2029
(a)
10,000 9,037
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(a)
85,000 80,509
4.50%, 9/15/2027
(a)
66,000 62,194
7.25%, 1/15/2029
(a)
97,000 99,900

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Utilities – 2.9% (continued)
NRG Energy, Inc.
6.63%, 1/15/2027 25,000 25,067
5.75%, 1/15/2028 245,000 242,433
3.38%, 2/15/2029
(a)
10,000 8,861
5.25%, 6/15/2029
(a)
177,000 169,726
3.63%, 2/15/2031
(a)
202,000 173,022
3.88%, 2/15/2032
(a)
250,000 213,344
Panoche Energy Center LLC , 6.89% ,
7/31/2029
(a)
15,926 16,049
Pattern Energy Operations LP / Pattern
Energy Operations, Inc. , 4.50% ,
8/15/2028
(a)
145,000 135,108
PG&E Corp.
5.00%, 7/01/2028 81,000 78,268
5.25%, 7/01/2030
(b)
355,000 339,627
Pike Corp.
5.50%, 9/01/2028
(a)
156,000 149,584
8.63%, 1/31/2031
(a)
207,000 219,041
Solaris Midstream Holdings LLC , 7.63% ,
4/01/2026
(a)
190,000 191,218
Talen Energy Supply LLC , 8.63% , 6/01/2030
(a)
137,000 145,402
TerraForm Global Operating LP , 6.13% ,
3/01/2026
(a)
35,000 34,594
TransAlta Corp.
7.75%, 11/15/2029 37,000 38,839
6.50%, 3/15/2040 10,000 9,951
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
56,000 55,480
5.63%, 2/15/2027
(a)
196,000 193,265
5.00%, 7/31/2027
(a)
281,000 272,170
4.38%, 5/01/2029
(a)
342,000 315,851
7.75%, 10/15/2031
(a)
257,000 267,044
WGL Holdings, Inc. , 4.60% , 11/01/2044 100,000 83,568
8,022,262
Total Corporate Bonds (cost $276,877,607) 276,840,244
Shares
Investment Companies – 1.1%
Registered Investment Companies – 1.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(g)(h)
(cost $3,152,968) 3,152,968 3,152,968
Investment of Cash Collateral for Securities Loaned – 4.5%
Registered Investment Companies – 4.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(g)(h)
(cost $12,665,155) 12,665,155 12,665,155
Total Investments (cost $292,695,730) 103.7% 292,658,367
Liabilities, Less Cash and Receivables (3.7)% (10,333,942)
Net Assets 100.0% 282,324,425
REIT—Real Estate Investment Trust
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $226,452,801 or 80.21% of net assets.
(b)
Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $15,050,366 and the value of the collateral was $15,754,066, consisting of cash collateral of $12,665,155 and U.S. Government & Agency securities valued at $3,088,911. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2024 was $73,112, which represented
0.03% of the Fund’s Net Assets.
(e)
Perpetual bond with no specified maturity date.
(f)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(h)
The rate shown is the 1-day yield as of January 31, 2024.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
U.S. Treasury Long Bonds 3 3/19/2024 366,193 367,031 838
Gross Unrealized Appreciation 838

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by
nongovernmental entities. Rules and interpretive releases of the
Securities and Exchange Commission (“SEC”) under authority
of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946
Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may
require the use of management estimates and assumptions.
Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated
the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies), are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Board. Investments for which quoted bid
prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a
Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Each Service and independent
valuation firm is engaged under the general oversight of the
Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain
factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of
restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
The table below summarizes the inputs used as of January 31,
2024 in valuing each fund’s investments:
Fair Value Measurements
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon US Large Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 2,095,836,696 — — 2,095,836,696
Investment Companies 2,212,064 — — 2,212,064
Investment of Cash Collateral for Securities
Loaned 642,606 — — 642,606
Other Financial Instruments:
Futures
††
55,815 — — 55,815
BNY Mellon US Mid Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 472,577,901 — — 472,577,901
Investment Companies 1,628,867 — — 1,628,867
Investment of Cash Collateral for Securities
Loaned 3,756,676 — — 3,756,676
Other Financial Instruments:
Futures
††
6,203 — — 6,203
Liabilities ($)
Other Financial Instruments:
Futures
††
(4,999) — — (4,999)
BNY Mellon US Small Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 107,972,153 — — 107,972,153
Investment Companies 151,724 — — 151,724
Investment of Cash Collateral for Securities
Loaned 2,134,453 — — 2,134,453
Liabilities ($)
Other Financial Instruments:
Futures
††
(8,046) — — (8,046)
BNY Mellon International Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 564,170,308 — 0 564,170,308
Preferred Stocks 2,210,456 — — 2,210,456
Rights 2,762 — — 2,762
Warrants — 0 — 0
Investment Companies 657,857 — — 657,857
Investment of Cash Collateral for Securities
Loaned 391,501 — — 391,501
Other Financial Instruments:
Futures
††
9,252 — — 9,252
BNY Mellon Emerging Markets Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 89,780,581 — 0 89,780,581
Preferred Stocks 2,178,011 — 0 2,178,011
Rights — 1,171 — 1,171
Investment Companies 102,686 — — 102,686
Investment of Cash Collateral for Securities
Loaned 35,805 — — 35,805
Liabilities ($)
Other Financial Instruments:
Futures
††
(3,749) — — (3,749)

Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds
managed by the Adviser, or U.S. Government and Agency
securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended January 31, 2024,
BNY Mellon Core Bond ETF transacted in TBA securities
that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines,
including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale
Commitments.” The proceeds and value of these commitments
are reflected  as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at
value, respectively.
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another
asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each relevant fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed
10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was
held by the fund during the
period ended January 31, 2024
is
discussed below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon
US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon International Equity ETF,
BNY Mellon Emerging Markets Equity ETF and BNY Mellon
High Yield Beta ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or
a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon Core Bond ETF
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 7,540,815 — 7,540,815
Commercial Mortgage-Backed Securities — 13,824,245 — 13,824,245
Corporate Bonds — 424,394,107 — 424,394,107
Foreign Governmental — 29,292,728 — 29,292,728
Municipal Securities — 7,350,828 — 7,350,828
Supranational Bank — 24,287,654 — 24,287,654
U.S. Government Agencies — 476,106,479 — 476,106,479
U.S. Treasury Government Securities — 694,318,567 — 694,318,567
Investment Companies 44,915,071 — — 44,915,071
Investment of Cash Collateral for Securities
Loaned 6,030,609 — — 6,030,609
BNY Mellon High Yield Beta ETF
Assets ($)
Investments In Securities:
†
Corporate Bonds — 276,840,244 — 276,840,244
Investment Companies 3,152,968 — — 3,152,968
Investment of Cash Collateral for Securities
Loaned 12,665,155 — — 12,665,155
Other Financial Instruments:
Futures
††
838 — — 838
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the
contracts are closed, the fund recognizes a realized gain or loss
.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2024, are set forth in the Statement of Investments for each fund.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
The table below summarizes the gross appreciation, gross
depreciation and accumulated net unrealized appreciation
(depreciation) on investments for each fund at January 31, 2024.
At January 31, 2024, the cost of investments inclusive of
derivative contracts for federal income tax purposes was
substantially the same as the cost for financial reporting purposes
(see the Statements of Investments).
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $ 340,452,841 $ (41,998,257) $ 298,454,584
BNY Mellon US Mid Cap Core Equity ETF 41,595,021 (8,379,260) 33,215,761
BNY Mellon US Small Cap Core Equity ETF 9,055,205 (6,870,984) 2,184,221
BNY Mellon International Equity ETF 71,310,955 (15,190,993) 56,119,962
BNY Mellon Emerging Markets Equity ETF 13,032,927 (10,279,643) 2,753,284
BNY Mellon Core Bond ETF 7,285,384 (30,662,896) (23,377,512)
BNY Mellon High Yield Beta ETF 2,415,73 4 (2,452,259) (36,52 5 )